UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.
(Exact name of Registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter

 Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  June 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report –
Baird Funds
June 30, 2018

Taxable Bond Funds
  Baird Ultra Short Bond Fund
  Baird Short-Term Bond Fund
  Baird Intermediate Bond Fund
  Baird Aggregate Bond Fund
  Baird Core Plus Bond Fund

Municipal Bond Funds
  Baird Short-Term Municipal Bond Fund
  Baird Quality Intermediate Municipal Bond Fund
  Baird Core Intermediate Municipal Bond Fund

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Table of Contents

Baird Ultra Short Bond Fund	1
Baird Short-Term Bond Fund	9
Baird Intermediate Bond Fund	17
Baird Aggregate Bond Fund	25
Baird Core Plus Bond Fund	32
Baird Short-Term Municipal Bond Fund	39
Baird Quality Intermediate Municipal Bond Fund	51
Baird Core Intermediate Municipal Bond Fund	61
Additional Information on Fund Expenses	72
Statements of Assets and Liabilities	74
Statements of Operations	77
Statements of Changes in Net Assets	80
Financial Highlights	88
Notes to the Financial Statements	104
Additional Information	118

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Ultra Short Bond Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$704,743,268

	SEC 30-Day
	Yield(3)
	Institutional Class
	(after waivers)	2.37%
	Institutional Class
	(before waivers)	2.12%
	Investor Class
	(after waivers)	2.22%
	Investor Class
	(before waivers)	1.97%

	Average
	Effective
	Duration	0.54 years

	Average
	Effective
Sector Weightings(1)	Maturity	1.01 years

	Annualized
	Expense Ratio(4)
	Gross
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Net
	Institutional Class	0.15%
	Investor Class	0.40%	(5)

	Portfolio
	Turnover Rate(6)	36%

	Number of
	Holdings	245

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2018.
(4)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2019.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Ultra Short Bond Fund
June 30, 2018 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Since
For the Periods Ended June 30, 2018	Months	Year	Years	Inception(1)
Institutional Class Shares	0.87%	1.54%	1.19%	1.17%
Investor Class Shares	0.66%	1.18%	0.92%	0.90%
Bloomberg Barclays U.S. Short-Term
Government/Corporate Index(2)	0.82%	1.38%	0.90%	0.68%

(1)	For the period from December 31, 2013 (inception date) through June 30, 2018.
(2)
The Bloomberg Barclays U.S. Short-Term Government/Corporate Index is an unmanaged, market value weighted index of investment grade, fixed debt including government and corporate securities with maturities less than one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds).  While these types of securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 12/15/2018	$86,000,000	$85,664,063	12.1%
0.875%, 04/15/2019	71,000,000	70,209,570	10.0%
0.875%, 06/15/2019	2,000,000	1,972,031	0.3%
Total U.S. Treasury Securities
(Cost $158,070,418)		157,845,664	22.4%
Corporate Bonds
Industrials
Air Liquide Finance SA,
1.375%, 09/27/2019(1)(3)	5,564,000	5,461,545	0.8%
Alimentation Couche-Tard, Inc.,
2.833%, 12/13/2019
(3 Month LIBOR USD + 0.500%)(1)(2)(3)	3,500,000	3,502,734	0.5%
Anadarko Petroleum Corp.,
6.950%, 06/15/2019	4,165,000	4,309,754	0.6%
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	4,000,000	4,201,565	0.6%
Campbell Soup Co.,
2.971%, 03/15/2021
(3 Month LIBOR USD + 0.630%)(2)	4,275,000	4,263,116	0.6%
CANADIAN PAC RY CO NEW,
7.250%, 05/15/2019(1)	4,775,000	4,949,922	0.7%
CVS Health Corp.,
1.900%, 07/20/2018	3,700,000	3,699,223	0.5%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019(3)	3,500,000	3,508,812	0.5%
Dollar Tree, Inc.,
3.055%, 04/17/2020
(3 Month LIBOR USD + 0.700%)(2)	4,000,000	4,008,176	0.6%
EI du Pont de Nemours & Co.,
2.888%, 05/01/2020
(3 Month LIBOR USD + 0.530%)(2)	5,000,000	5,017,090	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
ERAC USA Finance LLC,
2.800%, 11/01/2018(3)	$4,325,000	$4,324,269	0.6%
General Mills, Inc.,
2.893%, 04/16/2021
(3 Month LIBOR USD + 0.540%)(2)	3,500,000	3,505,201	0.5%
Lockheed Martin Corp.,
1.850%, 11/23/2018	4,000,000	3,987,880	0.6%
LyondellBasell Industries NV,
5.000%, 04/15/2019(1)	4,550,000	4,594,986	0.7%
Martin Marietta Materials, Inc.,
2.825%, 12/20/2019
(3 Month LIBOR USD + 0.500%)(2)	4,500,000	4,507,424	0.6%
Molson Coors Brewing Co.,
1.900%, 03/15/2019	3,700,000	3,673,627	0.5%
Mylan NV,
2.500%, 06/07/2019(1)	5,088,000	5,064,837	0.7%
Orange SA,
1.625%, 11/03/2019(1)	4,045,000	3,969,919	0.6%
Roper Technologies, Inc.,
2.050%, 10/01/2018	3,573,000	3,568,526	0.5%
Spirit AeroSystems, Inc.,
3.118%, 06/15/2021
(3 Month LIBOR USD + 0.800%)(2)	4,000,000	4,007,232	0.6%
TTX Co.,
2.250%, 02/01/2019(3)	3,800,000	3,783,248	0.5%
Verizon Communications, Inc.,
3.443%, 05/15/2025
(3 Month LIBOR USD + 1.100%)(2)	4,000,000	3,995,458	0.6%
Vulcan Materials Co.,
2.950%, 03/01/2021
(3 Month LIBOR USD + 0.650%)(2)	5,000,000	5,008,195	0.7%
Other Industrials(5)(6)		112,367,212	15.9%
Total Industrials
(Cost $209,335,674)		209,279,951	29.7%
Utilities
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	4,000,000	4,102,409	0.6%
Niagara Mohawk Power Corp.,
4.881%, 08/15/2019(3)	4,500,000	4,584,431	0.6%
United Utilities PLC,
5.375%, 02/01/2019(1)	3,500,000	3,544,855	0.5%
Other Utilities(5)(6)		9,833,540	1.4%
Total Utilities
(Cost $22,116,328)		22,065,235	3.1%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Financials
ABN AMRO Bank NV,
2.995%, 01/18/2019
(3 Month LIBOR USD + 0.640%)(1)(2)(3)	$4,500,000	$4,512,105	0.6%
Australia & New Zealand Banking Group Ltd.,
2.250%, 06/13/2019(1)	3,700,000	3,681,140	0.5%
Bank of America Corp.,
2.985%, 06/25/2022
(3 Month LIBOR USD + 0.650%)(2)	4,000,000	3,995,720	0.6%
BPCE SA,
2.500%, 07/15/2019(1)	4,000,000	3,974,048	0.6%
Compass Bank,
3.057%, 06/11/2021
(3 Month LIBOR USD + 0.730%)(2)	4,750,000	4,747,962	0.7%
Lloyds Bank Plc,
2.853%, 05/07/2021
(3 Month LIBOR USD + 0.490%)(1)(2)	3,665,000	3,670,180	0.5%
Macquarie Group Ltd.,
7.625%, 08/13/2019(1)(3)	3,725,000	3,899,030	0.6%
National Bank of Canada,
2.886%, 06/12/2020
(3 Month LIBOR USD + 0.560%)(1)(2)	4,000,000	4,021,569	0.6%
Svenska Handelsbanken AB,
2.800%, 05/24/2021
(3 Month LIBOR USD + 0.470%)(1)(2)	3,725,000	3,725,820	0.6%
Other Financials(5)(6)		98,765,001	13.9%
Total Financials
(Cost $135,051,278)		134,992,575	19.2%
Total Corporate Bonds
(Cost $366,503,280)		366,337,761	52.0%
Municipal Bonds
Other Municipal Bonds(5)		1,511,503	0.2%
Total Municipal Bonds
(Cost $1,514,779)		1,511,503	0.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues(5)		154,947	0.0%
Total U.S. Government Agency Issues
(Cost $153,296)		154,947	0.0%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues(5)(6)		30,204,008	4.3%
Total Non-U.S. Government Agency Issues
(Cost $30,099,798)		30,204,008	4.3%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues(5)		$753,163	0.1%
Total U.S. Government Agency Issues
(Cost $754,947)		753,163	0.1%
Asset Backed Securities
Barclays Dryrock Issuance Trust,
Series 2014-3, Class A, 2.410%, 07/15/2022	$4,000,000	3,979,107	0.6%
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Class A3, 1.340%, 04/15/2022	5,700,000	5,625,645	0.8%
Chase Issuance Trust:
Series 2016-A2, Class A, 1.370%, 06/15/2021	4,025,000	3,974,762	0.5%
Series 2016-A5, Class A5, 1.270%, 07/15/2021	4,070,000	4,011,075	0.6%
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.880%, 06/15/2028(3)	4,733,634	4,700,224	0.7%
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6, 2.150%, 07/15/2021	3,600,000	3,578,910	0.5%
Discover Card Execution Note Trust,
Series 2014-A4, Class A4, 2.120%, 12/15/2021	5,200,000	5,172,059	0.7%
First National Master Note Trust,
Series 2017-1, Class A, 2.473%, 04/18/2022
(1 Month LIBOR USD + 0.400%)(2)	4,150,000	4,152,456	0.6%
Hyundai Auto Lease Securitization Trust,
Series 2017-B, Class A3, 1.970%, 07/15/2020(3)	5,350,000	5,306,877	0.8%
Santander Retail Auto Lease Trust,
Series 2017-A, Class A2A, 2.020%, 03/20/2020(3)	3,880,630	3,862,463	0.5%
Verizon Owner Trust:
Series 2016-1A, Class A, 1.420%, 01/20/2021(3)	5,168,000	5,135,805	0.7%
Series 2016-2A, Class A, 1.680%, 05/20/2021(3)	3,600,000	3,562,922	0.5%
World Financial Network Credit Card Master Trust,
Series 2012-C, Class A, 2.230%, 08/15/2022	5,000,000	4,995,801	0.7%
Other Asset Backed Securities(5)(6)		58,202,569	8.3%
Total Asset Backed Securities
(Cost $116,433,981)		116,260,675	16.5%
Total Long-Term Investments
(Cost $673,530,499)		673,067,721	95.5%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 1.81%(4)	19,231,203	$19,231,203	2.7%
Total Short-Term Investment
(Cost $19,231,203)		19,231,203	2.7%
Total Investments
(Cost $692,761,702)		692,298,924	98.2%
Other Assets in Excess of Liabilities		12,444,344	1.8%
TOTAL NET ASSETS		$704,743,268	100.0%
Notes to Summary Schedule of Investments
(1)	Foreign Security.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(3)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $56,144,465, which represents 7.97% of total net assets.

(4)	7-Day Yield.
(5)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(6)	Groupings contain, in aggregate, securities defined in Rule 144A under the Securities Act of 1933 totaling $107,756,740, representing 15.29% of total net assets.

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited) (cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$157,845,664	$—	$157,845,664
Corporate Bonds	—	366,337,761	—	366,337,761
Municipal Bonds	—	1,511,503	—	1,511,503
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	154,947	—	154,947
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	30,204,008	—	30,204,008
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	753,163	—	753,163
Asset Backed Securities	—	116,260,675	—	116,260,675
Total Long-Term Investments	—	673,067,721	—	673,067,721
Short-Term Investment
Money Market Mutual Fund	19,231,203	—	—	19,231,203
Total Short-Term Investment	19,231,203	—	—	19,231,203
Total Investments	$19,231,203	$673,067,721	$—	$692,298,924

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2, and Level 3 fair value measurements during the reporting period, as compared to their classifications from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$5,816,719,214

	SEC 30-Day
	Yield(3)
	Institutional Class	2.74%
	Investor Class	2.49%

	Average
	Effective
	Duration	1.93 years

	Average
	Effective
	Maturity	2.12 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	25%

	Number of
	Holdings	566

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2018.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Short-Term Bond Fund
June 30, 2018 (Unaudited)

Total Returns

			Average Annual
					Since	Since
	Six	One	Five	Ten	Inception	Inception
For the Periods Ended June 30, 2018	Months	Year	Years	Years	(8/31/04)	(9/19/12)
Institutional Class Shares	0.12%	0.54%	1.49%	2.34%	2.66%	N/A
Investor Class Shares	-0.10%	0.19%	1.22%	N/A	N/A	1.18%
Bloomberg Barclays 1-3 Year U.S.
Government/Credit Bond Index(1)	0.08%	0.21%	0.84%	1.65%	2.27%	0.78%

(1)
The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 08/31/2020	$381,125,000	$371,656,426	6.4%
2.000%, 08/31/2021	280,000,000	274,542,187	4.7%
1.125%, 09/30/2021	687,225,000	654,769,727	11.3%
Total U.S. Treasury Securities
(Cost $1,313,987,678)		1,300,968,340	22.4%
Other Government Related Securities
Japan Bank for International Cooperation,
2.125%, 07/21/2020(1)	20,900,000	20,544,631	0.4%
Other Government Related Securities(8)(9)		77,697,396	1.3%
Total Other Government Related Securities
(Cost $99,037,998)		98,242,027	1.7%
Corporate Bonds
Industrials(9)
Anglo American Capital PLC,
4.125%, 04/15/2021(1)(2)	22,700,000	22,910,429	0.4%
Bayer US Finance II LLC,
3.500%, 06/25/2021(2)	24,700,000	24,749,127	0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.375%, 01/15/2020	27,000,000	26,648,189	0.5%
Cenovus Energy, Inc.,
5.700%, 10/15/2019(1)	20,000,000	20,512,000	0.4%
CK Hutchison International Ltd.,
2.250%, 09/29/2020(1)(2)	20,000,000	19,557,226	0.3%
Conagra Brands, Inc.,
2.831%, 10/09/2020
(3 Month LIBOR USD + 0.500%)(3)	20,000,000	19,903,800	0.3%
CVS Health Corp.,
3.350%, 03/09/2021	19,550,000	19,528,495	0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019(2)	19,135,000	19,183,177	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
DXC Technology Co.,
2.875%, 03/27/2020	$23,714,000	$23,544,140	0.4%
Forest Laboratories, Inc.,
5.000%, 12/15/2021(2)	20,000,000	20,692,933	0.4%
Fresenius Medical Care US Finance II, Inc.,
4.125%, 10/15/2020(2)	19,325,000	19,519,216	0.4%
Grupo Bimbo SAB de CV,
4.875%, 06/30/2020(1)(2)	27,800,000	28,542,824	0.5%
HCA, Inc.,
6.500%, 02/15/2020	21,500,000	22,319,687	0.4%
Keysight Technologies, Inc.,
3.300%, 10/30/2019	28,625,000	28,550,476	0.5%
Kinder Morgan Energy Partners LP,
6.500%, 04/01/2020	22,320,000	23,458,320	0.4%
Maple Escrow Subsidiary, Inc.,
3.551%, 05/25/2021(2)	24,700,000	24,721,818	0.4%
Microchip Technology, Inc.,
3.922%, 06/01/2021(2)	24,643,000	24,683,925	0.4%
Molex Electronic Technologies LLC,
2.878%, 04/15/2020(2)	31,303,000	30,985,519	0.5%
Newell Brands, Inc.,
3.150%, 04/01/2021	24,283,000	24,057,657	0.4%
Nissan Motor Acceptance Corp.,
2.150%, 07/13/2020(2)	20,000,000	19,511,611	0.3%
Petrofac Ltd.,
3.400%, 10/10/2018(1)(2)	20,050,000	19,924,688	0.3%
Verisk Analytics, Inc.,
4.875%, 01/15/2019	19,150,000	19,322,542	0.3%
Verizon Communications, Inc.,
2.946%, 03/15/2022	23,880,000	23,437,235	0.4%
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	27,610,000	27,342,343	0.5%
Other Industrials(8)		1,162,045,279	20.1%
Total Industrials
(Cost $1,734,312,898)		1,715,652,656	29.5%
Utilities(7)(9)
Other Utilities(8)		119,447,726	2.0%
Total Utilities
(Cost $120,799,472)		119,447,726	2.0%
Financials(9)
Bank of Nova Scotia/The,
3.125%, 04/20/2021(1)	20,000,000	19,896,738	0.3%
Canadian Imperial Bank of Commerce,
1.600%, 09/06/2019(1)	20,000,000	19,705,748	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Jackson National Life Global Funding,
2.200%, 01/30/2020(2)	$24,125,000	$23,794,866	0.4%
JPMorgan Chase & Co.,
3.514%, 06/18/2022
(3 Month LIBOR USD + 0.610%)(3)	23,000,000	23,017,710	0.4%
National Australia Bank Ltd.,
2.250%, 01/10/2020(1)	24,600,000	24,303,322	0.4%
National Bank of Canada,
2.150%, 06/12/2020(1)	23,525,000	23,035,465	0.4%
Stifel Financial Corp.,
3.500%, 12/01/2020	27,373,000	27,415,524	0.5%
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 03/06/2019(1)(2)	22,400,000	22,279,252	0.4%
Other Financials(8)		1,282,888,606	22.1%
Total Financials
(Cost $1,482,758,799)		1,466,337,231	25.2%
Total Corporate Bonds
(Cost $3,337,871,169)		3,301,437,613	56.7%
Municipal Bonds
County of Sonoma CA,
5.070%, 12/01/2022	20,910,000	21,778,601	0.4%
State of Illinois,
5.000%, 06/01/2019	19,000,000	19,421,420	0.3%
Other Municipal Bonds(8)		64,190,163	1.1%
Total Municipal Bonds
(Cost $106,647,854)		105,390,184	1.8%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues(7)(9)
Other Non-U.S. Government Agency Issues(6)(8)		179,583,049	3.1%
Total Non-U.S. Government Agency Issues
(Cost $180,451,634)		179,583,049	3.1%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K008, Class A2, 3.531%, 06/25/2020	27,325,000	27,624,326	0.5%
Series K504, Class A2, 2.566%, 09/25/2020(4)	20,650,000	20,564,796	0.3%
3.871%-4.333%, 10/25/2020-04/25/2021	24,922,313	25,542,451	0.5%
Total U.S. Government Agency Issues
(Cost $74,495,022)		73,731,573	1.3%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045	$20,654,614	$20,625,103	0.4%
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3, 4.171%, 08/15/2046	18,717,804	19,120,523	0.3%
Other Non-U.S. Government Agency Issues(8)(9)		59,462,398	1.0%
Total Non-U.S. Government Agency Issues
(Cost $102,033,082)		99,208,024	1.7%
Asset Backed Securities
BA Credit Card Trust,
Series 2018-2, 3.000%, 09/15/2023	29,775,000	29,779,588	0.5%
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	42,500,000	41,639,588	0.7%
Chesapeake Funding II LLC,
Series 2017-2A, Class A1, 1.990%, 05/15/2029(2)	25,760,880	25,497,454	0.4%
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	33,225,000	32,662,435	0.6%
GM Financial Automobile Leasing Trust,
Series 2017-2, Class A3, 2.020%, 09/21/2020	19,425,000	19,244,763	0.3%
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021(1)(2)	31,800,000	31,442,597	0.5%
Verizon Owner Trust:
Series 2016-2A, Class A, 1.680%, 05/20/2021(2)	22,750,000	22,515,689	0.4%
Series 2018-1A, Class A1A, 2.820%, 09/20/2022(2)	28,000,000	27,901,930	0.5%
Other Asset Backed Securities(8)		340,170,900	5.9%
Total Asset Backed Securities
(Cost $576,811,050)		570,854,944	9.8%
Total Long-Term Investments
(Cost $5,791,335,487)		5,729,415,754	98.5%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 1.81%(5)	159,805,870	$159,805,870	2.7%
Total Short-Term Investment
(Cost $159,805,870)		159,805,870	2.7%
Total Investments
(Cost $5,951,141,357)		5,889,221,624	101.2%
Liabilities in Excess of Other Assets		(72,502,410)	(1.2)%
TOTAL NET ASSETS		$5,816,719,214	100.0%
Notes to Summary Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $428,414,281, which represents 7.37% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(4)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(5)	7-Day Yield.
(6)	Groupings containing a security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2018.
(8)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(9)	Groupings contain, in aggregate, securities defined in Rule 144A under the Securities Act of 1933 totaling $1,029,114,319, representing 17.69% of total net assets.

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited) (cont.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,300,968,340	$—	$1,300,968,340
Other Government Related Securities	—	98,242,027	—	98,242,027
Corporate Bonds	—	3,301,437,613	—	3,301,437,613
Municipal Bonds	—	105,390,184	—	105,390,184
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	179,583,049	—	179,583,049
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	73,731,573	—	73,731,573
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	99,208,024	—	99,208,024
Asset Backed Securities	—	570,854,944	—	570,854,944
Total Long-Term Investments	—	5,729,415,754	—	5,729,415,754
Short-Term Investment
Money Market Mutual Fund	159,805,870	—	—	159,805,870
Total Short-Term Investment	159,805,870	—	—	159,805,870
Total Investments	$159,805,870	$5,729,415,754	$—	$5,889,221,624

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$3,322,485,275

	SEC 30-Day
	Yield(3)
	Institutional Class	3.00%
	Investor Class	2.76%

	Average
	Effective
	Duration	3.93 years

	Average
	Effective
	Maturity	4.43 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	14%

	Number of
	Holdings	513

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2018.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Intermediate Bond Fund
June 30, 2018 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2018	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-1.16%	-0.45%	2.00%	3.87%	4.67%
Investor Class Shares	-1.31%	-0.71%	1.75%	3.61%	4.40%
Bloomberg Barclays Intermediate
U.S. Government/Credit Bond Index(2)	-0.97%	-0.58%	1.60%	3.08%	4.21%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2018.
(2)
The Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments
	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$16,500,000	$16,521,270	0.5%
1.375%, 08/31/2020	187,400,000	182,744,281	5.5%
1.750%, 03/31/2022	274,025,000	264,947,922	8.0%
1.875%, 03/31/2022	286,125,000	277,910,082	8.3%
2.500%, 05/15/2024	227,675,000	224,099,792	6.7%
2.250%, 11/15/2025	175,350,000	168,644,232	5.1%
2.000%, 11/15/2026	126,525,000	118,572,706	3.6%
Total U.S. Treasury Securities
(Cost $1,280,905,286)		1,253,440,285	37.7%
Other Government Related Securities
Other Government Related Securities(8)(9)		38,613,334	1.1%
Total Other Government Related Securities
(Cost $38,785,144)		38,613,334	1.1%
Corporate Bonds
Industrials
Abbott Laboratories,
3.400%, 11/30/2023	10,000,000	9,866,252	0.3%
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	12,082,752	0.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019(2)	10,900,000	10,927,444	0.3%
DXC Technology Co.,
4.450%, 09/18/2022	14,000,000	14,410,208	0.4%
MPLX LP,
4.875%, 06/01/2025	10,192,000	10,479,115	0.3%
Nvent Finance Sarl,
3.950%, 04/15/2023(1)(2)	15,800,000	15,636,646	0.5%
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.950%, 03/10/2025(2)	12,000,000	11,860,055	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	$9,730,000	$10,435,372	0.3%
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	9,928,590	0.3%
Other Industrials(7)(8)(9)		523,445,651	15.7%
Total Industrials
(Cost $640,981,772)		629,072,085	18.9%
Utilities
Edison International,
4.125%, 03/15/2028	13,600,000	13,390,624	0.4%
EDP Finance BV,
4.125%, 01/15/2020(1)(2)	15,000,000	15,122,700	0.5%
Enel Finance International NV,
3.500%, 04/06/2028(1)(2)	13,550,000	12,175,666	0.4%
Other Utilities(8)(9)		38,844,657	1.1%
Total Utilities
(Cost $81,140,196)		79,533,647	2.4%
Financials
Anthem, Inc.,
3.350%, 12/01/2024	10,000,000	9,660,575	0.3%
Bank of America Corp.,
2.369%, 07/21/2021
(3 Month LIBOR USD + 0.660%)(3)	11,000,000	10,783,237	0.3%
BNP Paribas SA,
3.500%, 03/01/2023(1)(2)	10,000,000	9,747,039	0.3%
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	11,588,069	0.4%
BPCE SA,
4.625%, 07/11/2024(1)(2)	10,000,000	9,874,052	0.3%
Capital One NA,
2.650%, 08/08/2022	12,150,000	11,658,364	0.4%
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,240,097	0.4%
HSBC Holdings PLC,
3.262%, 03/13/2023
(3 Month LIBOR USD + 1.055%)(1)(3)	10,140,000	9,932,357	0.3%
Jackson National Life Global Funding,
3.250%, 01/30/2024(2)	10,000,000	9,803,464	0.3%
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(2)	11,325,000	13,228,595	0.4%
Nordea Bank AB,
4.250%, 09/21/2022(1)(2)	10,000,000	10,142,462	0.3%
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	8,300,000	10,345,101	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Standard Chartered PLC,
3.050%, 01/15/2021(1)(2)	$10,000,000	$9,853,680	0.3%
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 03/06/2019(1)(2)	12,000,000	11,935,314	0.4%
Other Financials(8)(9)		614,232,103	18.4%
Total Financials
(Cost $783,720,298)		766,024,509	23.1%
Total Corporate Bonds
(Cost $1,505,842,266)		1,474,630,241	44.4%
Municipal Bonds
Other Municipal Bond(9)		62,037,731	1.9%
Total Municipal Bonds
(Cost $61,829,271)		62,037,731	1.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues(9)		72,246	0.0%
Total U.S. Government Agency Issues
(Cost $69,626)		72,246	0.0%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues(6)(7)(8)(9)		79,657,625	2.4%
Total Non-U.S. Government Agency Issues
(Cost $78,792,610)		79,657,625	2.4%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K717, Class A2, 2.991%, 09/25/2021	14,569,000	14,545,028	0.4%
Series K720, Class A2, 2.716%, 06/25/2022	15,850,000	15,661,182	0.5%
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	13,909,958	0.4%
Series K050, Class A2, 3.334%, 08/25/2025(4)	12,150,000	12,230,558	0.4%
2.313%-3.350%, 03/25/2020-01/25/2028	32,582,449	32,332,222	1.0%
Total U.S. Government Agency Issues
(Cost $90,790,644)		88,678,948	2.7%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,100,000	10,967,198	0.3%
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	11,675,000	11,374,493	0.4%
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	10,000,000	10,391,434	0.3%
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, 3.600%, 06/17/2047	12,975,000	13,019,446	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	$16,400,000	$16,351,635	0.5%
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,175,000	11,305,356	0.3%
Other Non-U.S. Government Agency Issues(9)		56,630,833	1.7%
Total Non-U.S. Government Agency Issues
(Cost $133,620,231)		130,040,395	3.9%
Asset Backed Securities
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	12,000,000	11,823,044	0.4%
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	20,275,000	19,864,533	0.6%
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	13,375,000	13,148,535	0.4%
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	10,925,000	10,746,890	0.3%
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 2.310%, 04/15/2026(2)	11,750,000	11,658,264	0.3%
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022(2)	14,555,000	14,286,491	0.4%
Verizon Owner Trust,
Series 2017-3A, Class A1A, 2.060%, 04/20/2022(2)	12,250,000	12,040,156	0.4%
Other Asset Backed Securities(8)(9)		34,859,743	1.1%
Total Asset Backed Securities
(Cost $129,775,127)		128,427,656	3.9%
Total Long-Term Investments
(Cost $3,320,410,205)		3,255,598,461	98.0%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Short-Term Investment
			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 1.81%(5)	94,724,005	$94,724,005	2.8%
Total Short-Term Investment
(Cost $94,724,005)		94,724,005	2.8%
Total Investments
(Cost $3,415,134,210)		3,350,322,466	100.8%
Liabilities in Excess of Other Assets		(27,837,191)	(0.8)%
TOTAL NET ASSETS		$3,322,485,275	100.0%
Notes to Summary Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $188,637,129, which represents 5.68% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(4)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(5)	7-Day Yield.
(6)	Grouping contains a security that, on the last payment date, missed a partial principal or interest payment.
(7)	Groupings contain a security in default.
(8)	Groupings contain, in aggregate, securities defined in Rule 144A under the Securities Act of 1933 totaling $440,080,781, representing 13.25% of total net assets.
(9)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited) (cont.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,253,440,285	$—	$1,253,440,285
Other Government Related Securities	—	38,613,334	—	38,613,334
Corporate Bonds	—	1,474,630,241	—	1,474,630,241
Municipal Bonds	—	62,037,731	—	62,037,731
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	72,246	—	72,246
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	79,657,625	—	79,657,625
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	88,678,948	—	88,678,948
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	130,040,395	—	130,040,395
Asset Backed Securities	—	128,427,656	—	128,427,656
Total Long-Term Investments	—	3,255,598,461	—	3,255,598,461
Short-Term Investment
Money Market Mutual Fund	94,724,005	—	—	94,724,005
Total Short-Term Investment	94,724,005	—	—	94,724,005
Total Investments	$94,724,005	$3,255,598,461	$—	$3,350,322,466

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2, and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$15,554,752,143

	SEC 30-Day
	Yield(3)
	Institutional Class	3.20%
	Investor Class	2.94%

	Average
	Effective
	Duration	6.01 years

	Average
	Effective
	Maturity	8.08 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	12%

	Number of
	Holdings	1,102

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2018.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Aggregate Bond Fund
June 30, 2018 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2018	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-1.76%	-0.34%	2.81%	4.43%	5.18%
Investor Class Shares	-1.91%	-0.66%	2.55%	4.16%	4.93%
Bloomberg Barclays U.S.
Aggregate Bond Index(2)	-1.62%	-0.40%	2.27%	3.72%	4.69%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2018.
(2)
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities,  with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$441,180,000	$426,565,913	2.7%
1.875%, 03/31/2022	393,625,000	382,323,656	2.5%
2.500%, 05/15/2024	328,700,000	323,538,384	2.1%
2.250%, 11/15/2025	502,150,000	482,946,684	3.1%
2.000%, 11/15/2026	402,125,000	376,850,816	2.4%
2.250%, 11/15/2027	140,000,000	133,082,032	0.9%
3.500%, 02/15/2039	502,355,900	547,293,203	3.5%
2.875%, 05/15/2043	683,700,000	671,788,661	4.3%
Total U.S. Treasury Securities
(Cost $3,401,874,233)		3,344,389,349	21.5%
Other Government Related Securities
Other Government Related Securities(8)(9)		155,485,144	1.0%
Total Other Government Related Securities
(Cost $158,217,830)		155,485,144	1.0%
Corporate Bonds
Industrials(9)
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
4.420%, 06/15/2021(2)	50,575,000	51,314,533	0.3%
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	38,000,000	40,754,791	0.3%
Solvay Finance America LLC,
4.450%, 12/03/2025(2)	43,329,000	44,205,821	0.3%
Other Industrials(6)(8)		2,920,565,578	18.7%
Total Industrials
(Cost $3,131,353,834)		3,056,840,723	19.6%
Utilities(9)
Other Utilities(8)		186,308,217	1.2%
Total Utilities
(Cost $196,974,108)		186,308,217	1.2%
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Financials(9)
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024(1)(2)	$44,423,000	$44,378,557	0.3%
Capital One Bank(USA) NA,
3.375%, 02/15/2023	41,962,000	40,873,601	0.3%
ING Bank NV,
5.800%, 09/25/2023(1)(2)	43,525,000	46,120,491	0.3%
Other Financials(6)(8)		2,943,530,733	18.9%
Total Financials
(Cost $3,141,561,315)		3,074,903,382	19.8%
Total Corporate Bonds
(Cost $6,469,889,257)		6,318,052,322	40.6%
Municipal Bonds
Other Municipal Bonds(8)		151,192,281	1.0%
Total Municipal Bonds
(Cost $150,228,367)		151,192,281	1.0%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
3.000%, 02/01/2032	80,427,872	79,918,713	0.5%
4.000%, 01/01/2041	51,625,673	53,073,553	0.3%
3.000%, 11/01/2042	41,033,868	40,108,907	0.3%
3.000%, 01/01/2043	46,033,232	44,883,568	0.3%
3.500%, 04/01/2043	71,942,568	72,159,631	0.5%
3.500%, 02/01/2044	46,789,418	46,932,615	0.3%
3.500%, 05/01/2044	46,766,799	46,908,021	0.3%
3.000%, 10/01/2045	46,295,676	45,194,014	0.3%
3.500%, 01/01/2046	44,816,281	44,771,269	0.3%
3.500%, 08/01/2046	40,048,573	40,110,194	0.3%
3.000%, 10/01/2046	77,936,599	75,657,454	0.5%
3.000%, 05/01/2047	75,670,722	73,456,644	0.5%
2.500%-6.500%, 06/01/2020-08/01/2046	534,113,507	540,753,890	3.3%
Federal National Mortgage Association (FNMA):
3.500%, 07/01/2027	40,522,834	41,122,348	0.3%
3.000%, 12/01/2030	42,585,373	42,414,344	0.3%
3.500%, 01/01/2032	55,057,028	55,878,540	0.4%
4.000%, 05/01/2037	58,859,980	60,677,633	0.4%
3.500%, 12/01/2041	43,326,374	43,480,208	0.3%
4.000%, 02/01/2042	51,794,126	53,196,525	0.3%
3.000%, 03/01/2043	47,106,973	46,022,660	0.2%
3.000%, 05/01/2043	63,303,646	61,856,531	0.3%
3.500%, 09/01/2043	61,175,165	61,391,834	0.4%
3.500%, 10/01/2043	67,523,132	67,616,552	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
3.500%, 02/01/2045	$47,697,828	$47,848,639	0.3%
4.000%, 11/01/2045	44,631,332	45,532,416	0.3%
3.500%, 12/01/2045	40,311,506	40,242,591	0.3%
4.500%, 02/01/2046	40,414,741	42,513,452	0.3%
3.500%, 05/01/2046	70,102,480	69,982,637	0.4%
3.500%, 11/01/2046	61,915,636	61,809,792	0.4%
2.500%-6.000%, 11/01/2021-11/01/2047	871,933,616	885,725,208	5.8%
Government National Mortgage Association (GNMA):
3.000%, 08/20/2046	48,038,009	47,158,590	0.3%
4.500%, 06/20/2047	70,911,976	73,734,765	0.5%
3.000%-6.000%, 11/20/2033-07/20/2047	262,549,302	266,674,895	1.7%
Other U.S. Government Agency Issues(7)(8)		16,878,862	0.1%
Total U.S. Government Agency Issues
(Cost $3,399,937,285)		3,335,687,495	21.4%
Non-U.S. Government Agency Issues(9)
Other Non-U.S. Government Agency Issues(5)(8)		552,753,795	3.6%
Total Non-U.S. Government Agency Issues
(Cost $551,495,506)		552,753,795	3.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	47,213,511	0.3%
Series K037, Class A2, 3.490%, 01/25/2024	68,125,000	69,342,932	0.4%
Series K050, Class A2, 3.334%, 08/25/2025(3)	72,374,000	72,853,861	0.5%
2.653%-3.850%, 10/25/2020-05/25/2028	268,853,000	266,687,233	1.8%
Other U.S. Government Agency Issues(8)		34,017,378	0.2%
Total U.S. Government Agency Issues
(Cost $501,266,486)		490,114,915	3.2%
Non-U.S. Government Agency Issues
Bank 2017-BNK9,
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	44,971,000	44,341,383	0.3%
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A3, 3.541%, 12/15/2048	44,050,000	43,825,543	0.3%
Other Non-U.S. Government Agency Issues(8)		598,462,753	3.8%
Total Non-U.S. Government Agency Issues
(Cost $708,531,870)		686,629,679	4.4%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Asset Backed Securities
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%, 07/15/2031(2)	$40,550,000	$39,898,073	0.2%
Other Asset Backed Securities(8)(9)		193,036,939	1.3%
Total Asset Backed Securities
(Cost $236,341,429)		232,935,012	1.5%
Total Long-Term Investments
(Cost $15,577,782,263)		15,267,239,992	98.2%
Short-Term Investment
	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 1.81%(4)	313,547,708	313,547,708	2.0%
Total Short-Term Investment
(Cost $313,547,708)		313,547,708	2.0%
Total Investments
(Cost $15,891,329,971)		15,580,787,700	100.2%
Liabilities in Excess of Other Assets		(26,035,557)	(0.2)%
TOTAL NET ASSETS		$15,554,752,143	100.0%
Notes to Summary Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $225,917,475, which represents 1.45% of total net assets.

(3)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2018.
(4)	7-Day Yield.
(5)	Groupings contain a security that, on the last payment date, missed a partial principal or interest payment.
(6)	Groupings contain a security in default.
(7)	Groupings contain a security or a portion of a security purchased on a when-issued or delayed delivery basis.
(8)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(9)	Groupings contain, in aggregate, securities defined in Rule 144A under the Securities Act of 1933 totaling $2,239,568,341, representing 14.40% of total net assets.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$3,344,389,349	$—	$3,344,389,349
Other Government Related Securities	—	155,485,144	—	155,485,144
Corporate Bonds	—	6,318,052,322	—	6,318,052,322
Municipal Bonds	—	151,192,281	—	151,192,281
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	3,335,687,495	—	3,335,687,495
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	552,753,795	—	552,753,795
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	490,114,915	—	490,114,915
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	686,629,679	—	686,629,679
Asset Backed Securities	—	232,935,012	—	232,935,012
Total Long-Term Investments	—	15,267,239,992	—	15,267,239,992
Short-Term Investment
Money Market Mutual Fund	313,547,708	—	—	313,547,708
Total Short-Term Investment	313,547,708	—	—	313,547,708
Total Investments	$313,547,708	$15,267,239,992	$—	$15,580,787,700

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. See the Fund's valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$17,989,950,395

	SEC 30-Day
	Yield(3)
	Institutional Class	3.38%
	Investor Class	3.12%

	Average
	Effective
	Duration	5.79 years

	Average
	Effective
	Maturity	7.80 years

	Annualized
	Expense Ratio(4)
	Institutional Class	0.30%
Sector Weightings(1)	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	14%

	Number of
	Holdings	1,311

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2018.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Core Plus Bond Fund
June 30, 2018 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2018	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-1.74%	-0.16%	3.09%	5.06%	5.66%
Investor Class Shares	-1.88%	-0.41%	2.83%	4.80%	5.40%
Bloomberg Barclays U.S.
Universal Bond Index(2)	-1.67%	-0.28%	2.63%	4.07%	4.95%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2018.
(2)
The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments
	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$378,300,000	$365,768,812	2.0%
1.875%, 03/31/2022	381,325,000	370,376,801	2.1%
2.500%, 05/15/2024	45,375,000	44,662,471	0.3%
2.250%, 11/15/2025	394,775,000	379,677,939	2.1%
2.000%, 11/15/2026	80,925,000	75,838,738	0.4%
2.250%, 11/15/2027	235,000,000	223,387,696	1.2%
3.500%, 02/15/2039	397,620,000	433,188,350	2.4%
2.875%, 05/15/2043	705,350,000	693,061,477	3.9%
2.500%, 02/15/2045	118,225,000	107,792,567	0.6%
Total U.S. Treasury Securities
(Cost $2,734,422,745)		2,693,754,851	15.0%
Other Government Related Securities
Other Government Related Securities(8)(9)		221,183,658	1.2%
Total Other Government Related Securities
(Cost $225,875,199)		221,183,658	1.2%
Corporate Bonds
Industrials
Forest Laboratories, Inc.,
5.000%, 12/15/2021(2)	41,397,000	42,831,267	0.2%
Genpact Luxembourg,
3.700%, 04/01/2022(1)(2)(3)	43,005,000	42,011,802	0.2%
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	50,315,000	53,962,561	0.3%
Seagate HDD Cayman,
4.250%, 03/01/2022(1)	44,944,000	44,335,408	0.2%
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023(1)	54,196,000	50,987,300	0.3%
The Williams Companies, Inc.,
3.700%, 01/15/2023	44,375,000	42,932,813	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Western Digital Corp.,
4.750%, 02/15/2026	$57,075,000	$55,505,438	0.3%
Other Industrials(7)(8)(9)		4,330,978,509	24.1%
Total Industrials
(Cost $4,768,930,409)		4,663,545,098	25.9%
Utilities
Other Utilities(8)(9)		271,179,150	1.5%
Total Utilities
(Cost $282,179,266)		271,179,150	1.5%
Financials
Capital One Bank(USA) NA,
3.375%, 02/15/2023	42,388,000	41,288,551	0.2%
ING Bank NV,
5.800%, 09/25/2023(1)(2)	39,680,000	42,046,205	0.2%
Nationwide Building Society,
4.000%, 09/14/2026(1)(2)	53,541,000	50,007,534	0.3%
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023
(3 Month LIBOR USD + 1.480%)(1)(4)	62,335,000	60,384,409	0.4%
Other Financials(7)(8)(9)		3,650,597,306	20.3%
Total Financials
(Cost $3,922,454,122)		3,844,324,005	21.4%
Total Corporate Bonds
(Cost $8,973,563,797)		8,779,048,253	48.8%
Municipal Bonds
Other Municipal Bond(9)		109,431,789	0.6%
Total Municipal Bonds
(Cost $107,366,693)		109,431,789	0.6%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
3.000%, 02/01/2032	58,799,521	58,427,283	0.3%
3.500%, 07/01/2042	69,204,208	69,413,298	0.4%
3.000%, 11/01/2042	55,005,522	53,765,621	0.3%
3.500%, 08/01/2044	63,603,312	63,743,707	0.4%
3.500%, 01/01/2046	61,709,918	61,647,939	0.3%
3.500%, 08/01/2046	91,962,821	92,104,321	0.5%
3.000%, 10/01/2046	125,179,504	121,554,141	0.7%
4.000%, 01/01/2047	41,297,806	42,359,352	0.2%
3.000%, 05/01/2047	86,898,103	84,355,518	0.5%
3.000%-6.500%, 12/01/2020-08/01/2047	678,313,909	680,738,261	3.8%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA):
3.500%, 01/01/2032	$50,162,118	$50,910,592	0.3%
4.000%, 05/01/2037	77,796,166	80,198,588	0.4%
3.500%, 09/01/2043	43,983,176	44,138,955	0.2%
3.500%, 02/01/2045	58,821,245	59,007,227	0.3%
4.000%, 02/01/2045	51,995,255	53,385,548	0.3%
4.000%, 11/01/2045	61,528,468	62,770,696	0.4%
3.500%, 12/01/2045	46,075,480	45,996,711	0.3%
4.500%, 08/01/2046(3)	39,597,268	41,443,230	0.2%
2.500%-6.500%, 11/01/2021-11/01/2047	995,005,614	1,013,763,418	5.6%
Government National Mortgage Association (GNMA):
3.500%, 10/20/2045	87,562,716	88,119,887	0.5%
3.000%, 08/20/2046	56,989,703	55,946,408	0.3%
4.500%, 06/20/2047	39,778,621	41,362,087	0.2%
3.000%-6.500%, 12/20/2028-07/20/2047	222,850,782	227,269,484	1.3%
Other U.S. Government Agency Issues(9)		395,488	0.0%
Total U.S. Government Agency Issues
(Cost $3,249,256,694)		3,192,817,760	17.7%
Non-U.S. Government Agency Issues
Argent Securities Inc. Asset-Backed
Pass-Through Certificates,
Series 2005-W5, Class A1, 2.326%, 01/25/2036
(1 Month LIBOR USD + 0.235%)(4)	42,586,917	42,241,955	0.2%
Other Non-U.S. Government Agency Issues(6)(8)(9)		963,278,013	5.4%
Total Non-U.S. Government Agency Issues
(Cost $1,002,576,856)		1,005,519,968	5.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K029, Class A2, 3.320%, 02/25/2023(3)	64,407,000	65,063,971	0.3%
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	68,146,925	0.4%
Series K048, Class A2, 3.284%, 06/25/2025(3)	53,680,000	53,899,868	0.3%
Series K050, Class A2, 3.334%, 08/25/2025(3)	82,726,000	83,274,498	0.5%
Series K061, Class A2, 3.347%, 11/25/2026(3)	57,140,000	57,121,355	0.3%
3.130%-3.850%, 06/25/2021-05/25/2028	48,657,000	49,123,658	0.3%
Other U.S. Government Agency Issues(9)		28,533,963	0.2%
Total U.S. Government Agency Issues
(Cost $414,665,503)		405,164,238	2.3%
Non-U.S. Government Agency Issues
BANK,
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	43,125,000	42,294,210	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	$45,957,074	$44,774,166	0.2%
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A3, 4.104%, 07/17/2046(3)	43,057,040	44,147,722	0.2%
Other Non-U.S. Government Agency Issues(9)		717,181,436	4.1%
Total Non-U.S. Government Agency Issues
(Cost $871,536,994)		848,397,534	4.7%
Asset Backed Securities
Ford Credit Auto Owner Trust,
Series 2016-2, Class A, 2.030%, 12/15/2027(2)	57,475,000	55,652,640	0.3%
Other Asset Backed Securities(8)(9)		251,666,039	1.4%
Total Asset Backed Securities
(Cost $311,297,550)		307,318,679	1.7%
Total Long-Term Investments
(Cost $17,890,562,031)		17,562,636,730	97.6%
Short-Term Investment
	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 1.81%(5)	414,317,263	414,317,263	2.3%
Total Short-Term Investment
(Cost $414,317,263)		414,317,263	2.3%
Total Investments
(Cost $18,304,879,294)		17,976,953,993	99.9%
Other Assets in Excess of Liabilities		12,996,402	0.1%
TOTAL NET ASSETS		$17,989,950,395	100.0%
Notes to Summary Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $232,549,448, which represents 1.29% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(4)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(5)	7-Day Yield.
(6)	Grouping contains a security that, on the last payment date, missed a partial principal or interest payment.
(7)	Groupings contain a security in default.
(8)	Groupings contain, in aggregate, securities defined in Rule 144A under the Securities Act of 1933 totaling $3,055,179,493 representing 16.98% of total net assets.
(9)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$2,693,754,851	$—	$2,693,754,851
Other Government Related Securities	—	221,183,658	—	221,183,658
Corporate Bonds	—	8,779,048,253	—	8,779,048,253
Taxable Municipal Bonds	—	109,431,789	—	109,431,789
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	3,192,817,760	—	3,192,817,760
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	1,005,519,968	—	1,005,519,968
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	405,164,238	—	405,164,238
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	848,397,534	—	848,397,534
Asset Backed Securities	—	307,318,679	—	307,318,679
Total Long-Term Investments	—	17,562,636,730	—	17,562,636,730
Short-Term Investment
Money Market Mutual Fund	414,317,263	—	—	414,317,263
Total Short-Term Investment	414,317,263	—	—	414,317,263
Total Investments	$414,317,263	$17,562,636,730	$—	$17,976,953,993

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. See the Fund's valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$240,276,970

	SEC 30-Day
	Yield(4)
	Institutional Class	2.06%
	Investor Class	1.81%

	Average
	Effective
	Duration	2.37 years

	Average
	Effective
	Maturity	2.68 years

	Annualized
	Expense
	Ratio(5)
	Institutional Class	0.30%
Sector Weightings(1)	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate(7)	77%

	Number of
	Holdings	872

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2018.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Short-Term Municipal Bond Fund
June 30, 2018 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2018	Months	Year	Inception(1)
Institutional Class Shares	0.58%	1.32%	1.79%
Investor Class Shares	0.48%	1.00%	1.48%
Bloomberg Barclays Short (1-5 Year) Municipal Bond Index(2)	0.77%	0.60%	1.00%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2018.
(2)
The Bloomberg Barclays Short (1-5 Year) Municipal Bond Index is an unmanaged, market value weighted index that measures the performance of investment-grade, tax-exempt, and fixed-rated municipal securities with time to maturity of more than one year and less than five years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Total Alabama
(Cost $3,262,842)(7)		$3,247,116	1.4%
Alaska
Total Alaska
(Cost $765,452)(7)		764,842	0.3%
Arizona
Arizona State University
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	$885,000	983,200	0.4%
Other Arizona(3)(7)		2,637,883	1.1%
Total Arizona
(Cost $3,631,155)		3,621,083	1.5%
Arkansas
City of Springdale AR Sales & Use Tax Revenue
3.000%, 04/01/2043
(Callable 04/01/2024) (Insured by BAM)	1,000,000	985,040	0.4%
Other Arkansas(7)		4,055,258	1.7%
Total Arkansas
(Cost $5,058,476)		5,040,298	2.1%
California
Total California
(Cost $7,701,380)(7)		7,728,637	3.2%
Colorado
Adams County Housing Authority
1.500%, 11/01/2020 (Callable 05/01/2019)
(Mandatory Tender Date 11/01/2019)(1)	1,000,000	996,070	0.4%
Colorado Educational & Cultural Facilities Authority
3.000%-5.250%, 12/01/2018-12/15/2025	2,840,000	3,030,764	1.3%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado Housing & Finance Authority
1.850%, 04/01/2020
(Mandatory Tender Date 10/01/2019)(1)	$1,250,000	$1,250,138	0.5%
Other Colorado(5)(7)		5,739,174	2.4%
Total Colorado
(Cost $11,030,090)		11,016,146	4.6%
Connecticut
State of Connecticut
5.000%, 11/01/2028 (Callable 11/01/2018)	1,000,000	1,010,140	0.4%
Other Connecticut(7)		2,336,551	1.0%
Total Connecticut
(Cost $3,361,666)		3,346,691	1.4%
District of Columbia
Total District of Columbia
(Cost $340,422)(7)		336,585	0.1%
Florida
Escambia County Health Facilities Authority
1.620%, 11/15/2029 (Callable 07/02/2018)
(Optional Put Date 06/29/2018) (Insured by AGC)(1)	1,500,000	1,500,000	0.6%
Other Florida(7)		8,803,287	3.7%
Total Florida
(Cost $10,324,835)		10,303,287	4.3%
Georgia
Gainesville & Hall County Hospital Authority
2.460%, 08/15/2035
(SIFMA Municipal Swap Index + 0.950%)
(Callable 08/22/2019)
(Mandatory Tender Date 02/18/2020)(2)	1,125,000	1,130,850	0.5%
Other Georgia(7)		2,601,902	1.1%
Total Georgia
(Cost $3,729,962)		3,732,752	1.6%
Idaho
Total Idaho
(Cost $230,036)(7)		230,029	0.1%
Illinois
Carroll & Jo Daviess Counties Community Unit
School District No. 314
5.750%, 02/01/2028 (Pre-refunded to 08/01/2018)	1,340,000	1,371,115	0.6%
Champaign County Community Unit
School District No. 116
5.000%, 01/01/2019 (Insured by NATL)	1,100,000	1,117,963	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Chicago IL Waterworks Revenue
5.000%, 11/01/2020	$850,000	$906,091	0.4%
Cook County Illinois School District No. 163
6.000%, 12/15/2024 (Insured by BAM)	795,000	933,394	0.4%
Illinois Finance Authority
6.000%, 05/01/2028 (Pre-refunded to 05/01/2020)	1,500,000	1,614,990	0.7%
1.750%-6.250%, 10/01/2018-07/01/2042	1,845,000	1,911,634	0.8%
Southern Illinois University
5.250%, 04/01/2019 (Insured by NATL)	1,390,000	1,419,009	0.6%
State of Illinois
5.000%, 12/01/2019	1,000,000	1,033,160	0.4%
Other Illinois(7)		22,152,221	9.1%
Total Illinois
(Cost $32,569,072)		32,459,577	13.5%
Indiana
Indiana Finance Authority
5.250%, 10/01/2022 (Callable 10/01/2021)	800,000	882,320	0.4%
Other Indiana(7)		5,947,546	2.4%
Total Indiana
(Cost $6,835,184)		6,829,866	2.8%
Iowa
Iowa Finance Authority
1.810%, 07/01/2047 (SIFMA Municipal Swap Index +
0.300%) (Callable 11/02/2020) (Mandatory Tender
Date 05/03/2021) (Insured by GNMA)(2)	1,000,000	1,000,020	0.4%
4.000%, 07/01/2047
(Callable 07/01/2027) (Insured by GNMA)	1,000,000	1,059,000	0.5%
Iowa Higher Education Loan Authority
2.000%, 12/01/2018 (Callable 07/30/2018)	1,115,000	1,115,112	0.5%
Other Iowa(7)		1,674,067	0.6%
Total Iowa
(Cost $4,828,484)		4,848,199	2.0%
Kansas
Total Kansas
(Cost $1,858,723)(7)		1,864,028	0.8%
Kentucky
Kentucky Economic Development Finance Authority
6.500%, 03/01/2045 (Pre-refunded to 06/01/2020)	950,000	1,032,925	0.4%
Louisville/Jefferson County Metropolitan Government
1.250%, 06/01/2033
(Mandatory Tender Date 06/03/2019)(1)	1,000,000	994,480	0.4%
Other Kentucky(7)		2,438,018	1.1%
Total Kentucky
(Cost $4,466,572)		4,465,423	1.9%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Louisiana
Total Louisiana
(Cost $3,617,480)(7)		$3,607,828	1.5%
Maine
Total Maine
(Cost $604,976)(7)		594,183	0.2%
Maryland
Maryland Health & Higher Educational Facilities Authority
5.000%, 07/01/2027 (ETM) (Insured by AMBAC)	$1,855,000	2,110,322	0.9%
Other Maryland(7)		563,957	0.2%
Total Maryland
(Cost $2,675,304)		2,674,279	1.1%
Massachusetts
Massachusetts Housing Finance Agency
4.000%, 12/01/2048
(Callable 06/01/2027) (Insured by GNMA)	1,000,000	1,054,260	0.4%
Other Massachusetts(3)(7)		1,336,875	0.6%
Total Massachusetts
(Cost $2,410,030)		2,391,135	1.0%
Michigan
Total Michigan
(Cost $6,493,566)(7)		6,497,041	2.7%
Minnesota
City of Minneapolis MN/St. Paul
Metropolitan Airports Commission
5.000%, 01/01/2022	1,000,000	1,102,550	0.4%
Jordan Independent School District No. 717
5.000%, 02/01/2035 (Callable 02/01/2023)
(Insured by SD CRED PROG)	1,000,000	1,109,770	0.5%
Other Minnesota(7)		5,021,550	2.1%
Total Minnesota
(Cost $7,263,089)		7,233,870	3.0%
Mississippi
Total Mississippi
(Cost $1,669,194)(7)		1,672,345	0.7%
Missouri
Total Missouri
(Cost $3,869,468)(7)		3,870,884	1.6%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Montana
Montana Board of Housing
4.000%, 06/01/2049
(Callable 12/01/2027) (Insured by FHA)	$1,275,000	$1,349,906	0.6%
Other Montana(7)		128,855	0.0%
Total Montana
(Cost $1,482,966)		1,478,761	0.6%
Nebraska
Nebraska Investment Finance Authority
3.000%, 09/01/2043
(Callable 09/01/2023) (Insured by GNMA)	1,015,000	1,025,627	0.4%
Other Nebraska(7)		1,205,379	0.5%
Total Nebraska
(Cost $2,238,144)		2,231,006	0.9%
Nevada
Total Nevada
(Cost $472,365)(7)		477,376	0.2%
New Hampshire
Total New Hampshire
(Cost $750,000)(7)		750,000	0.3%
New Jersey
New Jersey Housing & Mortgage Finance Agency
4.500%, 10/01/2048 (Callable 10/01/2027)	1,000,000	1,071,170	0.5%
Other New Jersey(7)		4,311,074	1.7%
Total New Jersey
(Cost $5,405,363)		5,382,244	2.2%
New Mexico
New Mexico Municipal Energy Acquisition Authority
2.078%, 11/01/2039 (1 Month LIBOR
USD + 0.750%) (Callable 02/01/2019)
(Mandatory Tender Date 08/01/2019)(2)	940,000	940,883	0.4%
Other New Mexico(7)		1,038,773	0.4%
Total New Mexico
(Cost $1,985,305)		1,979,656	0.8%
New York
MTA Hudson Rail Yards Trust Obligations
5.000%, 11/15/2046 (Callable 11/15/2019)	1,000,000	1,034,860	0.4%
Other New York(7)		6,459,103	2.7%
Total New York
(Cost $7,494,553)		7,493,963	3.1%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Carolina
North Carolina Eastern Municipal Power Agency
6.000%, 01/01/2022 (ETM)	$1,255,000	$1,426,797	0.6%
5.000%-5.000%, 01/01/2021-01/01/2021	1,320,000	1,422,044	0.6%
North Carolina Municipal Power Agency
5.000%, 01/01/2020 (ETM)	1,000,000	1,031,220	0.4%
State of North Carolina
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,414,950	0.6%
Other North Carolina(7)		1,602,982	0.7%
Total North Carolina
(Cost $6,907,395)		6,897,993	2.9%
North Dakota
Jamestown Park District
2.900%, 07/01/2035 (Callable 07/16/2018)	995,000	976,274	0.4%
Other North Dakota(7)		1,940,912	0.8%
Total North Dakota
(Cost $2,904,431)		2,917,186	1.2%
Ohio
Total Ohio
(Cost $3,342,063)(7)		3,344,709	1.4%
Oklahoma
Total Oklahoma
(Cost $2,856,710)(5)(7)		2,861,237	1.2%
Oregon
Oregon State Facilities Authority
2.510%, 10/01/2022 (SIFMA Municipal Swap
Index + 1.000%) (Callable 07/30/2018)
(Mandatory Tender Date 09/15/2018)(2)	965,000	965,579	0.4%
State of Oregon
4.000%, 12/01/2048 (Callable 12/01/2026)	1,000,000	1,056,940	0.4%
Other Oregon(7)		1,224,061	0.6%
Total Oregon
(Cost $3,260,906)		3,246,580	1.4%
Pennsylvania
Total Pennsylvania
(Cost $10,159,772)(7)		10,150,615	4.2%
Puerto Rico
Total Puerto Rico
(Cost $644,091)(6)(7)		642,105	0.3%
Rhode Island
Total Rhode Island
(Cost $1,061,461)(7)		1,046,102	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Carolina
South Carolina Jobs-Economic Development Authority
6.500%, 08/01/2039 (Pre-refunded to 08/01/2021)
(Insured by AGM)	$1,545,000	$1,754,471	0.8%
Other South Carolina(7)		1,140,546	0.4%
Total South Carolina
(Cost $2,897,488)		2,895,017	1.2%
Tennessee
Tennessee Housing Development Agency
4.000%, 01/01/2043 (Callable 07/01/2027)	925,000	976,661	0.4%
Other Tennessee(7)		3,242,460	1.4%
Total Tennessee
(Cost $4,239,562)		4,219,121	1.8%
Texas
Central Texas Turnpike System
5.000%, 08/15/2042
(Mandatory Tender Date 04/01/2020)(1)	1,500,000	1,575,135	0.7%
Decatur Hospital Authority
5.750%, 09/01/2029 (ETM)	1,710,000	2,045,348	0.9%
Katy Independent School District
1.939%, 08/15/2036 (1 Month LIBOR USD + 0.550%)
(Callable 02/15/2019) (Mandatory Tender
Date 08/15/2019) (PSF Guaranteed)(2)	1,050,000	1,051,428	0.4%
Lake Travis Independent School District
2.625%, 02/15/2048 (Mandatory Tender
Date 02/15/2022) (PSF Guaranteed)(1)	970,000	985,258	0.4%
Mansfield Independent School District
2.500%, 08/01/2042 (Mandatory Tender
Date 08/01/2021) (PSF Guaranteed)(1)	1,350,000	1,367,618	0.6%
Panhandle Regional Housing Finance Agency
2.000%, 05/01/2021 (Mandatory Tender
Date 05/01/2020)(1)	1,000,000	1,000,170	0.4%
Texas Municipal Gas Acquisition & Supply Corp. I
5.250%, 12/15/2018	980,000	994,582	0.4%
Travis County Housing Finance Corp.
2.000%, 04/01/2021 (Mandatory Tender
Date 04/01/2020)(1)	1,000,000	999,820	0.4%
Other Texas(7)		19,277,324	8.0%
Total Texas
(Cost $29,352,899)		29,296,683	12.2%
Utah
Total Utah
(Cost $603,513)(7)		601,505	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Vermont
Vermont Housing Finance Agency
4.000%, 11/01/2048 (Callable 05/01/2027)	$1,500,000	$1,585,680	0.7%
Other Vermont(7)		904,197	0.3%
Total Vermont
(Cost $2,494,450)		2,489,877	1.0%
Virgin Islands
Total Virgin Islands
(Cost $106,197)(7)		104,386	0.0%
Virginia
Total Virginia
(Cost $1,106,298)(7)		1,101,580	0.5%
Washington
Total Washington
(Cost $2,008,644)(7)		2,004,942	0.8%
West Virginia
Total West Virginia
(Cost $124,733)(7)		123,971	0.1%
Wisconsin
Public Finance Authority
8.375%, 06/01/2037 (Pre-refunded to 06/01/2022)	1,075,000	1,303,212	0.5%
8.625%, 06/01/2047 (Pre-refunded to 06/01/2022)	1,250,000	1,534,275	0.6%
3.000%-4.000%, 12/01/2020-11/15/2022	600,000	604,629	0.3%
Village of Sussex WI Water System Revenue
3.000%, 06/01/2023 (Callable 06/01/2022)	1,155,000	1,178,539	0.5%
Wisconsin Health & Educational Facilities Authority
2.650%-5.875%, 07/01/2018-11/15/2043	3,640,000	3,806,765	1.6%
Other Wisconsin(7)		4,102,458	1.7%
Total Wisconsin
(Cost $12,564,129)		12,529,878	5.2%
Wyoming
Wyoming Community Development Authority
4.000%, 12/01/2043 (Callable 06/01/2027)	1,500,000	1,577,355	0.7%
Total Wyoming
(Cost $1,573,766)		1,577,355	0.7%
Total Long-Term Investments
(Cost $236,634,662)		236,219,972	98.3%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Short-Term Investment
			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 1.81%(4)	563,026	$563,026	0.2%
Total Short-Term Investment
(Cost $563,026)		563,026	0.2%
Total Investments
(Cost $237,197,688)		236,782,998	98.5%
Other Assets in Excess of Liabilities		3,493,972	1.5%
TOTAL NET ASSETS		$240,276,970	100.0%
Notes to Summary Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
FHA – Federal Housing Administration
GNMA – Ginnie Mae
NATL – National Public Finance Guarantee Corp.
PSF Guaranteed – Permanent School Fund Guaranteed
SD CRED PROG – State Credit Enhancement Program
ST – State Aid Intercept/Withholding
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(3)
Groupings contain a security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $327,248, which represents 0.14% of total net assets.

(4)	7-Day Yield.
(5)	Groupings contain a security or a portion of a security purchased on a when-issued or delayed delivery basis.
(6)	Groupings contain a security in default.
(7)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$236,219,972	$—	$236,219,972
Total Long-Term Investments	—	236,219,972	—	236,219,972
Short-Term Investment
Money Market Mutual Fund	563,026	—	—	563,026
Total Short-Term Investment	563,026	—	—	563,026
Total Investments	$563,026	$236,219,972	$—	$236,782,998

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,170,795,868

	SEC 30-Day
	Yield(4)
	Institutional Class	2.17%
	Investor Class	1.91%

	Average
	Effective
	Duration	4.42 years

	Average
	Effective
	Maturity	4.79 years

Sector Weightings(1)	Annualized
	Expense
	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate(7)	19%

	Number of
	Holdings	463

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2018.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2018 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2018	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-0.26%	0.05%	2.01%	3.33%	3.89%
Investor Class Shares	-0.46%	-0.21%	1.76%	3.07%	3.63%
Bloomberg Barclays Quality Intermediate
Municipal Bond Index(2)	-0.10%	0.33%	2.49%	3.70%	3.94%

(1)	For the period from March 30, 2001 (inception date) through June 30, 2018.
(2)
The Bloomberg Barclays Quality Intermediate Municipal Bond Index is an unmanaged, market value weighted index consisting of tax-exempt, fixed-rate securities that are rated A3 or better, with maturities between 2 and 12 years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate and have a dated-date after December 31, 1990. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists  with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alaska
Total Alaska
(Cost $1,453,054)(1)		$1,439,155	0.1%
Arizona
Total Arizona
(Cost $2,872,934)(1)		2,868,583	0.2%
Arkansas
Total Arkansas
(Cost $4,517,368)(1)		4,421,809	0.4%
California
City of Bakersfield CA
0.000%, 04/15/2021 (ETM)	$12,380,000	11,758,153	1.0%
Rio Hondo Community College District
0.000%, 08/01/2042 (Callable 08/01/2034)	6,385,000	6,767,717	0.6%
San Joaquin Hills Transportation Corridor Agency
0.000%, 01/01/2020 (ETM)	6,865,000	6,706,419	0.6%
0.000%, 01/01/2023 (ETM)	14,005,000	12,823,818	1.1%
0.000%-–%, 01/01/2027-01/01/2028	1,750,000	1,382,500	0.1%
San Marcos Public Facilities Authority
0.000%, 09/01/2019 (ETM)	17,495,000	17,146,500	1.5%
Other California(1)		25,991,124	2.2%
Total California
(Cost $80,088,721)		82,576,231	7.1%
Colorado
Dawson Ridge Metropolitan District No. 1
0.000%, 10/01/2022 (ETM)	36,700,000	33,501,595	2.9%
0.000%, 10/01/2022 (ETM)	23,665,000	21,602,595	1.8%
Other Colorado(1)		21,102,829	1.8%
Total Colorado
(Cost $74,526,186)		76,207,019	6.5%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Connecticut
Total Connecticut
(Cost $7,560,631)(1)		$7,531,284	0.6%
District of Columbia
Total District of Columbia
(Cost $150,240)(1)		150,193	0.0%
Florida
County of Miami-Dade FL
4.500%, 10/01/2020	$7,100,000	7,498,736	0.7%
School District of Broward County
5.250%, 07/01/2022 (Pre-refunded to 07/01/2021)	8,445,000	9,282,829	0.8%
5.250%, 07/01/2023 (Pre-refunded to 07/01/2021)	4,915,000	5,402,617	0.5%
State of Florida
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	14,235,252	1.2%
Other Florida(1)(3)		58,142,411	4.9%
Total Florida
(Cost $93,267,073)		94,561,845	8.1%
Georgia
Forsyth County Hospital Authority
6.375%, 10/01/2028 (ETM)	8,050,000	9,818,182	0.8%
Other Georgia(1)		11,722,828	1.0%
Total Georgia
(Cost $21,319,632)		21,541,010	1.8%
Illinois
Illinois Development Finance Authority
0.000%, 07/15/2023 (ETM)	26,630,000	23,394,721	2.0%
0.000%, 07/15/2025 (ETM)	44,955,000	36,867,146	3.2%
Illinois Finance Authority
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,825,000	7,492,007	0.7%
Kendall Kane & Will Counties Community Unit
School District No. 308
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	12,763,491	1.1%
Southwestern Illinois Development Authority
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,020,000	7,660,089	0.7%
Village of Schaumburg IL
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,150,258	0.5%
Other Illinois(1)(3)		40,582,496	3.3%
Total Illinois
(Cost $133,859,705)		134,910,208	11.5%
Indiana
Total Indiana
(Cost $12,102,731)(1)		12,078,927	1.0%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Iowa
Total Iowa
(Cost $5,439,032)(1)		$5,455,691	0.5%
Kansas
Total Kansas
(Cost $2,369,562)(1)		2,352,827	0.2%
Kentucky
Total Kentucky
(Cost $241,973)(1)		238,024	0.0%
Louisiana
Louisiana Public Facilities Authority
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	$11,765,000	14,074,940	1.2%
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,180,000	26,939,828	2.3%
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	6,775,000	7,115,783	0.6%
Other Louisiana(1)		6,966,735	0.6%
Total Louisiana
(Cost $52,189,985)		55,097,286	4.7%
Maryland
State of Maryland
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,214,986	0.5%
Other Maryland(1)		4,450,602	0.4%
Total Maryland
(Cost $10,691,759)		10,665,588	0.9%
Massachusetts
Commonwealth of Massachusetts
4.000%, 12/01/2022 (Pre-refunded to 12/01/2019)	15,000,000	15,489,450	1.3%
Other Massachusetts(1)		8,327,905	0.7%
Total Massachusetts
(Cost $23,822,752)		23,817,355	2.0%
Michigan
Total Michigan
(Cost $20,006,898)(1)		20,093,822	1.7%
Minnesota
University of Minnesota
5.500%, 07/01/2021 (ETM)	11,260,000	12,057,208	1.0%
Other Minnesota(1)		2,912,840	0.3%
Total Minnesota
(Cost $15,126,044)		14,970,048	1.3%
Mississippi
Total Mississippi
(Cost $2,711,863)(1)		2,683,934	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Missouri
Total Missouri
(Cost $10,536,104)(1)		$10,316,993	0.9%
Montana
Total Montana
(Cost $1,389,833)(1)		1,370,713	0.1%
Nebraska
Total Nebraska
(Cost $4,643,431)(1)		4,527,405	0.4%
Nevada
Total Nevada
(Cost $2,152,887)(1)		2,153,825	0.2%
New Hampshire
Total New Hampshire
(Cost $2,346,189)(1)		2,385,003	0.2%
New Jersey
Total New Jersey
(Cost $11,304,755)(1)		11,473,095	1.0%
New Mexico
Total New Mexico
(Cost $4,877,013)(1)		4,797,568	0.4%
New York
Metropolitan Transportation Authority
6.000%, 04/01/2020 (ETM) (Insured by NATL)	$7,225,000	7,580,109	0.7%
New York City Water & Sewer System
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,488,520	0.6%
New York State Dormitory Authority
5.000%, 12/15/2023 (Callable 12/15/2022)	6,685,000	7,540,814	0.6%
5.000%, 03/15/2030 (Callable 03/15/2024)	6,665,000	7,556,177	0.6%
5.000%-5.000%, 02/15/2030-03/15/2033	5,700,000	6,490,174	0.6%
New York State Urban Development Corp.
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,802,260	0.6%
Other New York(1)		18,324,551	1.6%
Total New York
(Cost $61,450,290)		61,782,605	5.3%
North Carolina
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2021 (Callable 07/30/2018) (ETM)	10,355,000	10,956,832	1.0%
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	12,170,000	12,980,644	1.1%
6.400%, 01/01/2021 (ETM)	2,592,000	2,757,966	0.2%
Other North Carolina(1)		1,706,378	0.1%
Total North Carolina
(Cost $28,531,924)		28,401,820	2.4%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Dakota
Total North Dakota
(Cost $6,848,873)(1)		$6,765,895	0.6%
Ohio
Ohio Housing Finance Agency
4.000%, 03/01/2047
(Callable 09/01/2025) (Insured by GNMA)	$6,055,000	6,330,139	0.6%
State of Ohio
5.000%, 06/15/2021	6,740,000	7,340,669	0.6%
Other Ohio(1)		10,338,261	0.8%
Total Ohio
(Cost $24,052,694)		24,009,069	2.0%
Oklahoma
Total Oklahoma
(Cost $885,000)(1)		883,841	0.1%
Oregon
Total Oregon
(Cost $11,317,286)(1)		11,118,408	0.9%
Pennsylvania
Total Pennsylvania
(Cost $22,313,251)(1)		22,207,778	1.9%
Puerto Rico
Puerto Rico Public Finance Corp.
5.125%, 06/01/2024 (Insured by AMBAC)	5,490,000	6,042,788	0.5%
5.500%, 08/01/2027 (ETM) (Insured by AMBAC)	6,500,000	7,903,870	0.7%
6.000%-6.000%, 08/01/2026-08/01/2026	5,490,000	6,769,939	0.6%
Other Puerto Rico(1)		1,282,951	0.1%
Total Puerto Rico
(Cost $22,232,929)		21,999,548	1.9%
Rhode Island
Total Rhode Island
(Cost $5,689,564)(1)		5,764,650	0.5%
South Carolina
Piedmont Municipal Power Agency
6.750%, 01/01/2020 (ETM)	6,450,000	6,926,655	0.6%
5.375%, 01/01/2025 (ETM) (Insured by NATL)	5,645,000	6,600,981	0.6%
Other South Carolina(1)		6,064,218	0.5%
Total South Carolina
(Cost $19,439,470)		19,591,854	1.7%
South Dakota
Total South Dakota
(Cost $911,260)(1)		900,612	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tennessee
Total Tennessee
(Cost $7,691,375)(1)		$7,754,157	0.7%
Texas
City of Houston TX
0.000%, 12/01/2019 (ETM) (Insured by AGM)	$13,355,000	13,012,444	1.1%
5.500%, 12/01/2029 (ETM) (Insured by NATL)	16,050,000	19,469,934	1.6%
5.750%, 12/01/2032 (ETM) (Insured by AGM)	6,715,000	9,060,079	0.8%
5.500%, 12/01/2024 (ETM) (Insured by NATL)	1,835,000	2,139,115	0.2%
County of Harris TX
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,003,112	0.6%
Harris County Health Facilities Development Corp.
5.750%, 07/01/2027 (ETM)	5,000,000	6,034,800	0.5%
Lamar Consolidated Independent School District
5.000%, 02/15/2026
(Callable 02/15/2025) (PSF Guaranteed)	5,860,000	6,786,876	0.6%
North East Independent School District
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	6,657,142	0.6%
Tarrant County Health Facilities Development Corp.
6.000%, 09/01/2024 (ETM)	6,065,000	6,785,158	0.6%
The University of Texas System
5.000%, 08/15/2022	8,595,000	9,627,002	0.8%
Tomball Independent School District
5.000%, 02/15/2025 (PSF Guaranteed)	5,440,000	6,304,035	0.5%
Other Texas(1)		136,142,963	11.7%
Total Texas
(Cost $228,491,118)		229,022,660	19.6%
Utah
Total Utah
(Cost $9,925,353)(1)		10,096,136	0.9%
Vermont
Total Vermont
(Cost $3,852,590)(1)		3,791,271	0.3%
Virginia
Total Virginia
(Cost $2,420,140)(1)		2,332,676	0.2%
Washington
State of Washington
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,822,701	0.6%
5.000%-5.500%, 07/01/2023-08/01/2038	10,890,000	12,367,775	1.0%
Washington Health Care Facilities Authority
6.250%, 08/01/2036
(Pre-refunded to 08/01/2018) (Insured by FHA)	8,100,000	8,130,375	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Washington Health Care Facilities Authority (cont.)
6.125%-6.250%, 11/15/2031-11/15/2041	$5,465,000	$6,135,918	0.5%
Other Washington(1)		9,738,419	0.9%
Total Washington
(Cost $42,869,592)		43,195,188	3.7%
Wisconsin
State of Wisconsin Clean Water Fund
Leveraged Loan Portfolio
5.000%, 06/01/2030(Pre-refunded to 06/01/2024)	10,500,000	12,083,400	1.0%
5.000%, 06/01/2031(Pre-refunded to 06/01/2024)	7,975,000	9,177,630	0.8%
5.000%, 06/01/2028(Pre-refunded to 06/01/2024)	510,000	586,908	0.1%
Other Wisconsin(1)		24,120,349	2.0%
Total Wisconsin
(Cost $46,983,046)		45,968,287	3.9%
Wyoming
Total Wyoming
(Cost $734,424)(1)		736,099	0.1%
Total Long-Term Investments
(Cost $1,148,208,534)		1,157,007,995	98.8%
Short-Term Investment
	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 1.81%(2)	1,178,465	1,178,465	0.1%
Total Short-Term Investment
(Cost $1,178,465)		1,178,465	0.1%
Total Investments
(Cost $1,149,386,999)		1,158,186,460	98.9%
Other Assets in Excess of Liabilities		12,609,408	1.1%
TOTAL NET ASSETS		$1,170,795,868	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
FHA – Federal Housing Administration
GNMA – Ginnie Mae
NATL – National Public Finance Guarantee Corp.
PSF Guaranteed – Permanent School Fund Guaranteed
(1)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(2)	7-Day Yield.
(3)	Groupings containing a security or a portion of a security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,157,007,995	$—	$1,157,007,995
Total Long-Term Investments	—	1,157,007,995	—	1,157,007,995
Short-Term Investment
Money Market Mutual Fund	1,178,465	—	—	1,178,465
Total Short-Term Investment	1,178,465	—	—	1,178,465
Total Investments	$1,178,465	$1,157,007,995	$—	$1,158,186,460

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$274,534,553

	SEC 30-Day
	Yield(4)
	Institutional Class	2.45%
	Investor Class	2.20%

	Average
	Effective
	Duration	4.76 years

	Average
	Effective
	Maturity	5.07 years

	Annualized
	Expense
	Ratio(5)
Sector Weightings(1)	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate(7)	36%

	Number of
	Holdings	700

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2018.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Core Intermediate Municipal Bond Fund
June 30, 2018 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2018	Months	Year	Inception(1)
Institutional Class Shares	-0.21%	1.70%	2.87%
Investor Class Shares	-0.32%	1.45%	2.63%
Bloomberg Barclays Municipal Bond (1-15 Year) Index(2)	-0.07%	1.01%	2.14%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2018.
(2)
The Bloomberg Barclays Municipal Bond (1-15 Year) Index is an unmanaged, market value weighted index of investment-grade, tax-exempt, and fixed-rate securities with maturities between 1 and 17 years.  Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund's Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Black Belt Energy Gas District
4.000%, 08/01/2047 (Callable 04/01/2022)
(Mandatory Tender Date 07/01/2022)(1)	$1,000,000	$1,061,380	0.4%
City of Pell City AL Special Care
Facilities Financing Authority
5.000%, 12/01/2031(Callable 12/01/2021)	1,000,000	1,081,580	0.4%
Other Alabama(1)		3,471,733	1.3%
Total Alabama
(Cost $5,586,329)		5,614,693	2.1%
Alaska
Alaska Industrial Development & Export Authority
3.500%, 12/01/2020 (Callable 12/01/2019)	1,250,000	1,266,337	0.5%
City of Valdez AK
5.000%, 06/30/2029 (Callable 06/30/2022)	1,000,000	1,174,820	0.4%
Other Alaska(1)		1,291,344	0.5%
Total Alaska
(Cost $3,740,013)		3,732,501	1.4%
Arizona
Total Arizona
(Cost $6,904,743)(1)(2)		6,940,665	2.5%
Arkansas
Arkansas Technical University
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,084,430	0.4%
City of Magnolia AR
3.200%, 08/01/2033 (Callable 08/01/2024)
(Insured by BAM)	1,085,000	1,069,636	0.4%
City of Springdale AR Sales & Use Tax Revenue
3.000%, 04/01/2043 (Callable 04/01/2024)
(Insured by BAM)	1,475,000	1,452,934	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other Arkansas(1)		$6,301,072	2.3%
Total Arkansas
(Cost $9,993,837)		9,908,072	3.6%
California
Corona-Norca Unified School District
6.800%, 08/01/2039 (Callable 08/01/2027)
(Insured by AGM)(1)	$890,000	1,176,117	0.4%
Other California(1)		15,430,276	5.7%
Total California
(Cost $16,281,435)		16,606,393	6.1%
Colorado
City of Sheridan CO
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,264,018	0.5%
Colorado Educational & Cultural Facilities Authority
4.000%, 12/15/2025	1,340,000	1,386,029	0.5%
1.550%-5.000%, 10/01/2020-12/01/2035	2,135,000	2,325,545	0.8%
Colorado Housing & Finance Authority
1.850%, 04/01/2020
(Mandatory Tender Date 10/01/2019)(1)	1,500,000	1,500,165	0.5%
Grand River CO
0.000%, 12/01/2033	1,390,000	1,623,145	0.6%
Other Colorado(1)		6,828,440	2.5%
Total Colorado
(Cost $14,956,081)		14,927,342	5.4%
Connecticut
Total Connecticut
(Cost $2,306,230)(1)		2,287,463	0.8%
District of Columbia
Total District of Columbia
(Cost $3,322,869)(1)		3,343,847	1.2%
Florida
City of Tallahassee FL
5.000%, 10/01/2033 (Callable 10/01/2025)	1,240,000	1,419,453	0.5%
Highlands County Health Facilities Authority
1.500%, 11/15/2037 (Callable 06/29/2018)
(Optional Put Date 07/06/2018)(1)	1,600,000	1,600,000	0.6%
Reedy Creek Improvement District
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,050,480	0.4%
Other Florida(1)(4)		9,924,685	3.6%
Total Florida
(Cost $14,002,292)		13,994,618	5.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Georgia
City of Atlanta GA
5.000%, 01/01/2028 (Callable 01/01/2020)	$1,000,000	$1,042,140	0.4%
Other Georgia(1)		4,260,419	1.5%
Total Georgia
(Cost $5,307,907)		5,302,559	1.9%
Illinois
Chicago Board of Education
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,097,090	0.4%
Cook County School District No. 163
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,396,135	0.5%
Illinois Finance Authority
5.100%, 12/01/2043 (Callable 12/01/2023)	1,600,000	1,661,504	0.6%
2.738%-6.625%, 02/15/2021-11/01/2039	2,495,000	2,654,163	1.0%
Illinois Housing Development Authority
3.100%, 02/01/2035 (Callable 02/01/2026)	1,200,000	1,129,872	0.4%
Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,075,800	0.4%
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,673,085	0.6%
State of Illinois
5.000%, 06/15/2027 (Callable 06/15/2021)	1,500,000	1,607,760	0.6%
0.000%-6.000%, 08/01/2019-07/01/2033	2,480,000	2,577,427	0.9%
Other Illinois(1)(4)		21,485,256	7.8%
Total Illinois
(Cost $36,390,948)		36,358,092	13.2%
Indiana
Columbus Multi-High School Building Corp.
5.000%, 01/15/2029 (Insured by ST)	1,200,000	1,434,528	0.5%
IPS Multi-School Building Corp.
5.000%, 07/15/2026
(Callable 01/15/2025) (Insured by ST)	925,000	1,056,396	0.4%
Kankakee Valley Middle School Building Corp.
5.000%, 01/15/2029 (Insured by ST)	1,000,000	1,173,550	0.4%
Other Indiana(1)(4)		6,340,903	2.3%
Total Indiana
(Cost $10,106,874)		10,005,377	3.6%
Iowa
Total Iowa
(Cost $2,134,844)(1)		2,164,024	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kansas
City of Wichita KS
3.000%, 09/01/2023 (Callable 09/01/2022)	$1,325,000	$1,319,395	0.5%
Other Kansas(1)		1,236,473	0.4%
Total Kansas
(Cost $2,546,155)		2,555,868	0.9%
Kentucky
Total Kentucky
(Cost $880,533)(1)		870,553	0.3%
Louisiana
Louisiana Public Facilities Authority
5.000%, 10/01/2023	1,000,000	1,108,120	0.4%
Other Louisiana(1)		1,008,794	0.4%
Total Louisiana
(Cost $2,097,298)		2,116,914	0.8%
Maine
Total Maine
(Cost $942,962)(1)		923,868	0.3%
Massachusetts
Massachusetts Housing Finance Agency
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,052,340	0.4%
Other Massachusetts(1)(2)		1,201,075	0.4%
Total Massachusetts
(Cost $2,272,655)		2,253,415	0.8%
Michigan
Detroit Michigan School District
5.000%, 05/01/2033
(Callable 05/01/2022) (Insured by Q-SBLF)	1,000,000	1,084,210	0.4%
Lake Orion Community School District
5.000%, 05/01/2025 (Insured by Q-SBLF)	1,635,000	1,885,613	0.7%
Other Michigan(1)		3,361,323	1.2%
Total Michigan
(Cost $6,284,386)		6,331,146	2.3%
Minnesota
Total Minnesota
(Cost $5,695,593)(1)		5,650,333	2.1%
Mississippi
State of Mississippi
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,127,840	0.4%
Other Mississippi(1)		753,751	0.3%
Total Mississippi
(Cost $1,864,448)		1,881,591	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Missouri
Missouri Housing Development Commission
3.950%, 11/01/2040
(Callable 05/01/2025) (Insured by GNMA)	$1,025,000	$1,051,250	0.4%
4.000%, 05/01/2042
(Callable 11/01/2026) (Insured by GNMA)	1,175,000	1,238,697	0.4%
Other Missouri(1)		2,741,304	1.0%
Total Missouri
(Cost $5,017,853)		5,031,251	1.8%
Montana
Total Montana
(Cost $2,536,799)(1)		2,538,699	0.9%
Nebraska
Total Nebraska
(Cost $3,541,639)(1)		3,513,351	1.3%
Nevada
Las Vegas Convention & Visitors Authority
5.000%, 07/01/2026	1,000,000	1,156,610	0.4%
Other Nevada(1)		2,207,926	0.8%
Total Nevada
(Cost $3,420,745)		3,364,536	1.2%
New Jersey
New Jersey Health Care Facilities Financing Authority
4.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,057,470	0.4%
New Jersey Housing & Mortgage Finance Agency
4.500%, 10/01/2048 (Callable 10/01/2027)	1,500,000	1,606,755	0.6%
Other New Jersey(1)		6,746,147	2.4%
Total New Jersey
(Cost $9,429,250)		9,410,372	3.4%
New Mexico
Total New Mexico
(Cost $1,977,871)(1)		1,945,866	0.7%
New York
MTA Hudson Rail Yards Trust Obligations
5.000%, 11/15/2046 (Callable 11/15/2019)	1,250,000	1,293,575	0.5%
New York City Transitional Finance Authority
1.670%, 11/01/2022 (Optional Put Date 06/29/2018)(1)	1,200,000	1,200,000	0.4%
Other New York(1)		6,283,282	2.3%
Total New York
(Cost $8,799,848)		8,776,857	3.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Carolina
Total North Carolina
(Cost $1,853,704)(1)		$1,831,604	0.7%
North Dakota
City of Mandan ND
2.750%, 09/01/2041 (Callable 07/30/2018)	$1,170,000	1,140,902	0.4%
County of Ward ND
4.000%, 04/01/2026
(Callable 04/01/2023) (Insured by AGM)	1,030,000	1,076,124	0.4%
Jamestown Park District
2.900%, 07/01/2035 (Callable 07/16/2018)	1,535,000	1,506,111	0.5%
Other North Dakota(1)		453,904	0.2%
Total North Dakota
(Cost $4,187,658)		4,177,041	1.5%
Ohio
Total Ohio
(Cost $7,234,699)(1)		7,234,058	2.6%
Oklahoma
Total Oklahoma
(Cost $1,129,464)(1)(4)		1,122,703	0.4%
Oregon
Washington & Multnomah Counties School District No. 48J
5.000%, 06/15/2036
(Callable 06/15/2027) (Insured by SCH BD GTY)	1,150,000	1,334,241	0.5%
Other Oregon(1)		2,246,227	0.8%
Total Oregon
(Cost $3,457,680)		3,580,468	1.3%
Pennsylvania
Commonwealth Financing Authority
4.000%, 06/01/2039
(Callable 06/01/2028) (Insured by AGM)	1,500,000	1,527,030	0.6%
Westmoreland County Municipal Authority
5.000%, 08/15/2028
(Callable 08/15/2027) (Insured by BAM)	1,540,000	1,794,716	0.7%
Other Pennsylvania(1)		8,629,954	3.1%
Total Pennsylvania
(Cost $11,963,088)		11,951,700	4.4%
Puerto Rico
Total Puerto Rico
(Cost $260,000)(1)		260,000	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Rhode Island
Total Rhode Island
(Cost $452,515)(1)		$443,319	0.2%
South Carolina
Total South Carolina
(Cost $1,929,421)(1)		1,943,151	0.7%
South Dakota
Total South Dakota
(Cost $707,956)(1)		705,265	0.3%
Tennessee
Total Tennessee
(Cost $2,538,655)(1)		2,527,245	0.9%
Texas
Mansfield Independent School District
5.000%, 02/15/2047
(Callable 02/15/2020) (PSF Guaranteed)	$1,400,000	1,465,086	0.5%
San Angelo Independent School District
5.000%, 02/15/2029
(Callable 02/15/2024) (PSF Guaranteed)	1,250,000	1,415,575	0.5%
Other Texas(1)(4)		22,611,712	8.3%
Total Texas
(Cost $25,634,620)		25,492,373	9.3%
Utah
Total Utah
(Cost $3,638,569)(1)		3,638,868	1.3%
Vermont
Total Vermont
(Cost $1,123,371)(1)		1,106,131	0.4%
Virgin Islands
Total Virgin Islands
(Cost $424,787)(1)		417,544	0.2%
Virginia
Total Virginia
(Cost $474,689)(1)		469,746	0.2%
Washington
State of Washington
5.000%, 08/01/2029 (Callable 08/01/2026)	2,000,000	2,333,380	0.8%
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	719,556	0.3%
Other Washington(1)		3,667,857	1.4%
Total Washington
(Cost $6,727,592)		6,720,793	2.5%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
West Virginia
Total West Virginia
(Cost $500,124)(1)		$500,125	0.2%
Wisconsin
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2028 (Callable 08/15/2023)	$1,000,000	1,109,200	0.4%
2.650%-5.250%, 09/15/2019-10/15/2039	4,030,000	4,235,615	1.6%
Other Wisconsin(1)		4,957,580	1.8%
Total Wisconsin
(Cost $10,300,570)		10,302,395	3.8%
Total Long-Term Investments
(Cost $272,881,599)		272,774,795	99.4%
Short-Term Investment
	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 1.81%(3)	2,785,950	2,785,950	1.0%
Total Short-Term Investment
(Cost $2,785,950)		2,785,950	1.0%
Total Investments
(Cost $275,667,549)		275,560,745	100.4%
Liabilities in Excess of Other Assets		(1,026,192)	(0.4)%
TOTAL NET ASSETS		$274,534,553	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
GNMA – Ginnie Mae
PSF Guaranteed – Permanent School Fund Guaranteed
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
ST – State Aid Intercept/Withholding
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(2)
Groupings contain a security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $589,774, which represents 0.21% of total net assets.

(3)	7-Day Yield.
(4)	Groupings contain a security or a portion of a security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$272,774,795	$—	$272,774,795
Total Long-Term Investments	—	272,774,795	—	272,774,795
Short-Term Investment
Money Market Mutual Fund	2,785,950	—	—	2,785,950
Total Short-Term Investment	2,785,950	—	—	2,785,950
Total Investments	$2,785,950	$272,774,795	$—	$275,560,745

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2018 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/18 – 6/30/18).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2018 (Unaudited)

Actual vs. Hypothetical Returns

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/18	6/30/18	Period(1)	6/30/18	Period(1)
Baird Ultra Short
Bond Fund
Institutional Class	0.15%	$1,000.00	$1,008.70	$0.75	$1,024.05	$0.75
Investor Class	0.40%	$1,000.00	$1,006.60	$1.99	$1,022.81	$2.01

Baird Short-Term
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,001.20	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 999.00	$2.73	$1,022.07	$2.76

Baird Intermediate
Bond Fund
Institutional Class	0.30%	$1,000.00	$ 988.40	$1.48	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 986.90	$2.71	$1,022.07	$2.76

Baird Aggregate
Bond Fund
Institutional Class	0.30%	$1,000.00	$ 982.40	$1.47	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 980.90	$2.70	$1,022.07	$2.76

Baird Core Plus
Bond Fund
Institutional Class	0.30%	$1,000.00	$ 982.60	$1.47	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 981.20	$2.70	$1,022.07	$2.76

Baird Short-Term
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,005.80	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,004.80	$2.73	$1,022.07	$2.76

Baird Quality Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$ 997.40	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 995.40	$2.72	$1,022.07	$2.76

Baird Core Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$ 997.90	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 996.80	$2.72	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 181 days, and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2018 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $692,761,702, $5,951,141,357,
and $3,415,134,210, respectively)	$692,298,924	$5,889,221,624	$3,350,322,466
Interest receivable	2,661,844	35,904,494	22,256,337
Receivable for investments sold	3,564,405	—	—
Receivable for Fund shares sold	24,164,520	29,876,536	9,433,886
Uninvested cash	1,384,589	13,783,426	390,981
Prepaid expenses and other assets	111	245	170,336
Total assets	724,074,393	5,968,786,325	3,382,574,006
LIABILITIES:
Payable for securities purchased	18,866,458	144,271,228	52,744,436
Payable for Fund shares redeemed	376,750	6,318,997	6,511,560
Payable to Advisor, net (Note 5)	55,191	1,184,448	676,584
Accrued Rule 12b-1 fees (Note 7)	5,130	55,520	20,834
Accrued expenses and other liabilities	27,596	236,918	135,317
Total liabilities	19,331,125	152,067,111	60,088,731
NET ASSETS	$704,743,268	$5,816,719,214	$3,322,485,275
NET ASSETS CONSIST OF:
Capital stock	$705,184,250	$5,891,886,524	$3,397,586,579
Accumulated undistributed
net investment income	403,683	3,081,455	1,941,875
Accumulated net realized
loss on investments sold	(381,887)	(16,329,032)	(12,231,435)
Net unrealized depreciation
on investments	(462,778)	(61,919,733)	(64,811,744)
NET ASSETS	$704,743,268	$5,816,719,214	$3,322,485,275
INSTITUTIONAL CLASS SHARES
Net Assets	$691,464,844	$5,674,261,133	$3,276,116,460
Shares outstanding ($0.01 par value,
unlimited shares authorized)	68,952,877	593,710,239	304,454,427
Net asset value, offering and
redemption price per share	$10.03	$9.56	$10.76
INVESTOR CLASS SHARES
Net Assets	$13,278,424	$142,458,081	$46,368,815
Shares outstanding ($0.01 par value,
unlimited shares authorized)	1,324,627	14,909,539	4,124,015
Net asset value, offering and
redemption price per share	$10.02	$9.55	$11.24

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2018 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $15,891,329,971 and
$18,304,879,294, respectively)	$15,580,787,700	$17,976,953,993
Interest receivable	100,322,904	129,247,582
Receivable for investments sold	11,327	—
Receivable for Fund shares sold	36,096,610	38,996,728
Uninvested cash	1,066,613	1,707,098
Prepaid expenses and other assets	172,443	9,083
Total assets	15,718,457,597	18,146,914,484
LIABILITIES:
Payable for securities purchased	141,590,491	140,341,132
Payable for Fund shares redeemed	17,940,624	11,284,822
Payable to Advisor, net (Note 5)	3,184,042	3,595,778
Accrued Rule 12b-1 fees (Note 7)	344,650	1,023,201
Accrued expenses and other liabilities	645,647	719,156
Total liabilities	163,705,454	156,964,089
NET ASSETS	$15,554,752,143	$17,989,950,395
NET ASSETS CONSIST OF:
Capital stock	$15,932,398,410	$18,381,250,071
Accumulated undistributed net investment income	2,833,909	7,013,614
Accumulated net realized loss on investments sold	(69,937,905)	(70,387,989)
Net unrealized depreciation on investments	(310,542,271)	(327,925,301)
NET ASSETS	$15,554,752,143	$17,989,950,395
INSTITUTIONAL CLASS SHARES
Net Assets	$14,781,455,816	$15,697,408,666
Shares outstanding ($0.01 par value,
unlimited shares authorized)	1,402,851,468	1,443,974,563
Net asset value, offering and
redemption price per share	$10.54	$10.87
INVESTOR CLASS SHARES
Net Assets	$773,296,327	$2,292,541,729
Shares outstanding ($0.01 par value,
unlimited shares authorized)	70,996,621	202,577,083
Net asset value, offering and
redemption price per share	$10.89	$11.32

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2018 (Unaudited)

		Baird	Baird
	Baird	Quality	Core
	Short-Term	Intermediate	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $237,197,688, $1,149,386,999
and $275,667,549, respectively)	$236,782,998	$1,158,186,460	$275,560,745
Interest receivable	2,166,516	11,565,898	2,536,137
Receivable for investments sold	—	1,344,542	—
Receivable for Fund shares sold	3,340,094	3,415,559	1,609,609
Uninvested cash	11,884	30,625	25,000
Total assets	242,301,492	1,174,543,084	279,731,491
LIABILITIES:
Payable for securities purchased	1,630,919	1,452,369	5,030,973
Payable for Fund shares redeemed	295,263	1,923,606	99,267
Payable to Advisor, net (Note 5)	48,950	240,580	54,810
Accrued Rule 12b-1 fees (Note 7)	39,600	82,545	926
Accrued expenses and other liabilities	9,790	48,116	10,962
Total liabilities	2,024,522	3,747,216	5,196,938
NET ASSETS	$240,276,970	$1,170,795,868	$274,534,553
NET ASSETS CONSIST OF:
Capital stock	$240,643,457	$1,169,407,378	$274,704,212
Accumulated undistributed
net investment income	96,241	597,649	132,844
Accumulated net realized
loss on investments sold	(48,038)	(8,008,620)	(195,699)
Net unrealized appreciation (depreciation)
on investments	(414,690)	8,799,461	(106,804)
NET ASSETS	$240,276,970	$1,170,795,868	$274,534,553
INSTITUTIONAL CLASS SHARES
Net Assets	$169,526,997	$1,079,555,922	$272,326,898
Shares outstanding ($0.01 par value,
unlimited shares authorized)	16,871,598	95,021,660	26,718,193
Net asset value, offering and
redemption price per share	$10.05	$11.36	$10.19
INVESTOR CLASS SHARES
Net Assets	$70,749,973	$91,239,946	$2,207,655
Shares outstanding ($0.01 par value,
unlimited shares authorized)	7,050,835	7,842,805	216,683
Net asset value, offering and
redemption price per share	$10.03	$11.63	$10.19

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2018 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$6,076,912	$65,585,626	$42,815,307
Total investment income	6,076,912	65,585,626	42,815,307
EXPENSES:
Investment advisory fees (Note 5)	734,369	7,037,514	3,928,319
Administration fees	146,874	1,407,503	785,664
Rule 12b-1 fees – Investor Class Shares (Note 7)	11,546	173,957	61,231
Total expenses	892,789	8,618,974	4,775,214
Fee waiver by Advisor (Note 5)	(440,621)	—	—
Net expenses	452,168	8,618,974	4,775,214
NET INVESTMENT INCOME	5,624,744	56,966,652	38,040,093

REALIZED AND UNREALIZED
(LOSS) ON INVESTMENTS:
Net realized loss on investments	(18,978)	(10,848,998)	(9,119,180)
Change in unrealized depreciation on investments	(411,228)	(42,776,257)	(62,136,336)
Net realized and unrealized loss on investments	(430,206)	(53,625,255)	(71,255,516)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$5,194,538	$3,341,397	$(33,215,423)

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2018 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$224,037,998	$271,500,025
Other income	—	22,013
Total investment income	224,037,998	271,522,038
EXPENSES:
Investment advisory fees (Note 5)	18,750,632	21,026,375
Administration fees	3,750,126	4,205,275
Rule 12b-1 fees – Investor Class Shares (Note 7)	997,405	3,031,573
Total expenses	23,498,163	28,263,223
NET INVESTMENT INCOME	200,539,835	243,258,815

REALIZED AND UNREALIZED
(LOSS) ON INVESTMENTS:
Net realized loss on investments	(39,433,610)	(45,357,339)
Change in unrealized depreciation on investments	(426,882,319)	(489,650,341)
Net realized and unrealized loss on investments	(466,315,929)	(535,007,680)
NET DECREASE IN NET
ASSETS RESULTING FROM OPERATIONS	$(265,776,094)	$(291,748,865)

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2018 (Unaudited)

		Baird	Baird
	Baird	Quality	Core
	Short-Term	Intermediate	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$2,141,454	$15,514,567	$3,272,872
Other income	—	239	—
Total investment income	2,141,454	15,514,806	3,272,872
EXPENSES:
Investment advisory fees (Note 5)	235,670	1,439,383	321,017
Administration fees	47,134	287,877	64,203
Rule 12b-1 Fees – Investor Class Shares (Note 7)	46,501	124,853	1,847
Total expenses	329,305	1,852,113	387,067
NET INVESTMENT INCOME	1,812,149	13,662,693	2,885,805

REALIZED AND UNREALIZED
(LOSS) ON INVESTMENTS:
Net realized loss on investments	(69,677)	(957,711)	(178,642)
Change in unrealized depreciation on investments	(319,146)	(16,077,669)	(3,024,507)
Net realized and unrealized loss on investments	(388,823)	(17,035,380)	(3,203,149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,423,326	$(3,372,687)	$(317,344)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Ultra Short Bond Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$5,624,744	$7,160,829
Net realized loss on investments	(18,978)	(22,182)
Change in unrealized depreciation on investments	(411,228)	(182,448)
Net increase in net assets resulting from operations	5,194,538	6,956,199

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	299,083,374	528,472,904
Shares issued to holders in
reinvestment of distributions	4,903,706	6,842,101
Cost of shares redeemed	(138,756,407)	(387,950,353)
Net increase in net assets resulting
from capital share transactions	165,230,673	147,364,652

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(5,154,638)	(7,173,958)
Total Distributions	(5,154,638)	(7,173,958)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(74,501)	(104,571)
Total Distributions	(74,501)	(104,571)

TOTAL INCREASE IN NET ASSETS	165,196,072	147,042,322

NET ASSETS:
Beginning of period	539,547,196	392,504,874
End of period (including accumulated
undistributed net investment income
of $403,683 and $8,078, respectively)	$704,743,268	$539,547,196

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Short-Term Bond Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$56,966,652	$83,559,859
Net realized loss on investments	(10,848,998)	(4,735,685)
Change in unrealized depreciation on investments	(42,776,257)	(11,850,257)
Net increase in net assets resulting from operations	3,341,397	66,973,917

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,221,639,088	3,358,426,214
Shares issued to holders in
reinvestment of distributions	50,783,884	79,531,658
Cost of shares redeemed	(939,724,830)	(1,759,494,811)
Net increase in net assets resulting
from capital share transactions	332,698,142	1,678,463,061

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(52,808,126)	(82,179,140)
From net realized gains	—	(901,312)
Total Distributions	(52,808,126)	(83,080,452)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,180,387)	(1,855,366)
From net realized gains	—	(22,433)
Total Distributions	(1,180,387)	(1,877,799)

TOTAL INCREASE IN NET ASSETS	282,051,026	1,660,478,727

NET ASSETS:
Beginning of period	5,534,668,188	3,874,189,461
End of period (including accumulated
undistributed net investment income
of $3,081,455 and $103,316, respectively)	$5,816,719,214	$5,534,668,188

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Intermediate Bond Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$38,040,093	$60,914,051
Net realized loss on investments	(9,119,180)	(1,847,622)
Change in unrealized appreciation (depreciation)
on investments	(62,136,336)	7,084,033
Net increase (decrease) in net assets
resulting from operations	(33,215,423)	66,150,462

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	761,385,236	1,044,007,511
Shares issued to holders in
reinvestment of distributions	29,588,239	53,812,675
Cost of shares redeemed	(354,943,262)	(453,075,192)
Net increase in net assets resulting
from capital share transactions	436,030,213	644,744,994

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(35,762,126)	(59,422,061)
From net realized gains	—	(988,707)
Total Distributions	(35,762,126)	(60,410,768)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(469,929)	(1,731,195)
From net realized gains	—	(17,188)
Total Distributions	(469,929)	(1,748,383)

TOTAL INCREASE IN NET ASSETS	366,582,735	648,736,305

NET ASSETS:
Beginning of period	2,955,902,540	2,307,166,235
End of period (including accumulated
undistributed net investment income
of $1,941,875 and $133,837, respectively)	$3,322,485,275	$2,955,902,540

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Aggregate Bond Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$200,539,835	$304,027,795
Net realized loss on investments	(39,433,610)	(976,549)
Change in unrealized appreciation (depreciation)
on investments	(426,882,319)	207,542,499
Net increase (decrease) in net assets
resulting from operations	(265,776,094)	510,593,745

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,022,412,780	5,511,985,366
Shares issued to holders in
reinvestment of distributions	177,813,215	292,491,935
Cost of shares redeemed	(1,589,791,238)	(2,160,707,258)
Net increase in net assets resulting
from capital share transactions	1,610,434,757	3,643,770,043

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(188,931,410)	(306,556,891)
Total Distributions	(188,931,410)	(306,556,891)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(9,185,981)	(18,620,382)
Total Distributions	(9,185,981)	(18,620,382)

TOTAL INCREASE IN NET ASSETS	1,146,541,272	3,829,186,515

NET ASSETS:
Beginning of period	14,408,210,871	10,579,024,356
End of period (including accumulated
undistributed net investment income
of $2,833,909 and $411,465, respectively)	$15,554,752,143	$14,408,210,871

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Core Plus Bond Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$243,258,815	$382,254,125
Net realized gain (loss) on investments	(45,357,339)	4,924,250
Change in unrealized appreciation (depreciation)
on investments	(489,650,341)	255,225,834
Net increase (decrease) in net assets
resulting from operations	(291,748,865)	642,404,209

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,979,236,033	6,092,321,719
Shares issued to holders in
reinvestment of distributions	220,108,310	382,795,347
Cost of shares redeemed	(2,031,839,804)	(3,265,688,109)
Net increase in net assets resulting
from capital share transactions	2,167,504,539	3,209,428,957

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(207,012,600)	(338,748,094)
Total Distributions	(207,012,600)	(338,748,094)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(29,959,101)	(67,363,694)
Total Distributions	(29,959,101)	(67,363,694)

TOTAL INCREASE IN NET ASSETS	1,638,783,973	3,445,721,378

NET ASSETS:
Beginning of period	16,351,166,422	12,905,445,044
End of period (including accumulated
undistributed net investment income
of $7,013,614 and $726,500, respectively)	$17,989,950,395	$16,351,166,422

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Short-Term Municipal Bond Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$1,812,149	$1,422,218
Net realized gain (loss) on investments	(69,677)	87,302
Change in unrealized appreciation (depreciation)
on investments	(319,146)	379,262
Net increase in net assets
resulting from operations	1,423,326	1,888,782

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	162,175,256	102,613,395
Shares issued to holders in
reinvestment of distributions	1,343,528	1,032,531
Cost of shares redeemed	(48,747,807)	(36,966,769)
Net increase in net assets resulting
from capital share transactions	114,770,977	66,679,157

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(1,366,000)	(1,369,931)
From net realized gains	—	(36,967)
Total Distributions	(1,366,000)	(1,406,898)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(355,134)	(49,506)
From net realized gains	—	(1,624)
Total Distributions	(355,134)	(51,130)

TOTAL INCREASE IN NET ASSETS	114,473,169	67,109,911

NET ASSETS:
Beginning of period	125,803,801	58,693,890
End of period (including accumulated
undistributed net investment income
of $96,241 and $5,226, respectively)	$240,276,970	$125,803,801

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$13,662,693	$24,318,881
Net realized loss on investments	(957,711)	(953,373)
Change in unrealized appreciation (depreciation)
on investments	(16,077,669)	8,751,823
Net increase (decrease) in net assets
resulting from operations	(3,372,687)	32,117,331

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	207,301,801	456,788,210
Shares issued to holders in
reinvestment of distributions	11,280,459	21,217,912
Cost of shares redeemed	(182,764,676)	(406,613,328)
Net increase in net assets resulting
from capital share transactions	35,817,584	71,392,794

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(12,079,038)	(21,803,402)
From return of capital	—	(53,232)
Total Distributions	(12,079,038)	(21,856,634)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(986,006)	(2,515,479)
From return of capital	—	(6,141)
Total Distributions	(986,006)	(2,521,620)

TOTAL INCREASE IN NET ASSETS	19,379,853	79,131,871

NET ASSETS:
Beginning of period	1,151,416,015	1,072,284,144
End of period (including accumulated
undistributed net investment income
of $597,649 and $0, respectively)	$1,170,795,868	$1,151,416,015

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Core Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$2,885,805	$3,113,852
Net realized gain (loss) on investments	(178,642)	289,925
Change in unrealized appreciation (depreciation)
on investments	(3,024,507)	3,775,908
Net increase (decrease) in net assets
resulting from operations	(317,344)	7,179,685

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	86,629,832	154,074,208
Shares issued to holders in
reinvestment of distributions	1,747,192	1,974,464
Cost of shares redeemed	(47,278,853)	(21,309,164)
Net increase in net assets resulting
from capital share transactions	41,098,171	134,739,508

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(2,750,155)	(3,078,238)
Total Distributions	(2,750,155)	(3,078,238)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(14,396)	(27,172)
Total Distributions	(14,396)	(27,172)

TOTAL INCREASE IN NET ASSETS	38,016,276	138,813,783

NET ASSETS:
Beginning of period	236,518,277	97,704,494
End of period (including accumulated
undistributed net investment income
of $132,844 and $11,590, respectively)	$274,534,553	$236,518,277

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$10.03		$10.03		$9.98	$10.03	$10.00
Income from
investment operations:
Net investment income	0.10	(1)	0.13	(1)	0.11 (1)	0.08 (1)	0.09
Net realized and unrealized
gains (losses) on investments	(0.01)		0.00	(2)(3)	0.04	(0.05)	0.03 (3)
Total from investment operations	0.09		0.13		0.15	0.03	0.12
Less distributions:
Distributions from net
investment income	(0.09)		(0.13)		(0.10)	(0.08)	(0.09)
Total distributions	(0.09)		(0.13)		(0.10)	(0.08)	(0.09)
Net asset value, end of period	$10.03		$10.03		$10.03	$9.98	$10.03
Total return	0.87	%(5)	1.30%		1.56%	0.30%	1.21%
Supplemental data and ratios:
Net assets, end of period (millions)	$691.5		$532.0		$387.3	$189.3	$84.5
Ratio of expenses to average net assets	0.15	%(6)	0.15%		0.15%	0.15%	0.15%
Ratio of expenses to average
net assets (before waivers)	0.30	%(6)	0.30%		0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	1.92	%(6)	1.31%		1.05%	0.78%	0.93%
Ratio of net investment income
to average net assets (before waivers)	1.77	%(6)	1.16%		0.90%	0.63%	0.78%
Portfolio turnover rate(4)	36	%(5)	83%		97%	66%	58%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$10.03		$10.03	$9.98	$10.02	$10.00
Income from
investment operations:
Net investment income	0.10	(1)	0.11 (1)	0.08 (1)	0.05 (1)	0.07
Net realized and unrealized
gains (losses) on investments	(0.03)		(0.01)	0.05	(0.03)	0.02 (3)
Total from investment operations	0.07		0.10	0.13	0.02	0.09
Less distributions:
Distributions from net
investment income	(0.08)		(0.10)	(0.08)	(0.06)	(0.07)
Total distributions	(0.08)		(0.10)	(0.08)	(0.06)	(0.07)
Net asset value, end of period	$10.02		$10.03	$10.03	$9.98	$10.02
Total return	0.66	%(4)	1.05%	1.32%	0.16%	0.88%
Supplemental data and ratios:
Net assets, end of period (millions)	$13.3		$7.6	$5.2	$1.2	$0.9
Ratio of expenses to average net assets	0.40	%(5)	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average
net assets (before waivers)	0.55	%(5)	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	1.67	%(5)	1.06%	0.80%	0.53%	0.68%
Ratio of net investment income
to average net assets (before waivers)	1.52	%(5)	0.91%	0.65%	0.38%	0.53%
Portfolio turnover rate(2)	36	%(4)	83%	97%	66%	58%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016		2015		2014	2013
Per Share Data:
Net asset value,
beginning of period	$9.64		$9.66		$9.60		$9.67		$9.69	$9.75
Income from
investment operations:
Net investment income	0.10	(1)	0.17	(1)	0.15	(1)	0.13	(1)	0.16	0.17 (1)
Net realized and unrealized
gains (losses) on investments	(0.09)		(0.02)		0.06		(0.05)		(0.01)	(0.04)
Total from
investment operations	0.01		0.15		0.21		0.08		0.15	0.13
Less distributions:
Distributions from net
investment income	(0.09)		(0.17)		(0.15)		(0.15)		(0.16)	(0.17)
Distributions from
net realized gains	—		(0.00	)(2)	(0.00	)(2)	(0.00	)(2)	(0.01)	(0.02)
Total distributions	(0.09)		(0.17)		(0.15)		(0.15)		(0.17)	(0.19)
Net asset value, end of period	$9.56		$9.64		$9.66		$9.60		$9.67	$9.69
Total return	0.12	%(4)	1.53%		2.25%		0.89%		1.49%	1.33%
Supplemental data and ratios:
Net assets,
end of period (millions)	$5,674.3		$5,399.7		$3,769.3		$2,976.0		$2,640.9	$1,985.0
Ratio of expenses to
average net assets	0.30	%(5)	0.30%		0.30%		0.30%		0.30%	0.30%
Ratio of net investment
income to average net assets	2.03	%(5)	1.73%		1.57%		1.30%		1.56%	1.71%
Portfolio turnover rate(3)	25	%(4)	55%		44%		38%		51%	45%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016		2015		2014	2013
Per Share Data:
Net asset value,
beginning of period	$9.64		$9.66		$9.60		$9.67		$9.69	$9.75
Income from
investment operations:
Net investment income	0.08	(1)	0.14	(1)	0.13	(1)	0.10	(1)	0.14	0.15 (1)
Net realized and unrealized
gains (losses) on investments	(0.09)		(0.02)		0.06		(0.04)		(0.02)	(0.04)
Total from
investment operations	(0.01)		0.12		0.19		0.06		0.12	0.11
Less distributions:
Distributions from net
investment income	(0.08)		(0.14)		(0.13)		(0.13)		(0.13)	(0.15)
Distributions from
net realized gains	—		(0.00	)(2)	(0.00	)(2)	(0.00	)(2)	(0.01)	(0.02)
Total distributions	(0.08)		(0.14)		(0.13)		(0.13)		(0.14)	(0.17)
Net asset value, end of period	$9.55		$9.64		$9.66		$9.60		$9.67	$9.69
Total return	(0.10	)%(4)	1.28%		2.00%		0.64%		1.25%	1.11%
Supplemental data and ratios:
Net assets,
end of period (millions)	$142.5		$134.9		$104.9		$40.6		$35.8	$2.5
Ratio of expenses to
average net assets	0.55	%(5)	0.55%		0.55%		0.55%		0.55%	0.55%
Ratio of net investment
income to average net assets	1.78	%(5)	1.48%		1.32%		1.05%		1.31%	1.46%
Portfolio turnover rate(3)	25	%(4)	55%		44%		38%		51%	45%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016	2015	2014	2013
Per Share Data:
Net asset value,
beginning of period	$11.01		$10.97		$10.93	$11.10	$11.00	$11.31
Income from
investment operations:
Net investment income	0.13	(1)	0.26	(1)	0.25 (1)	0.24 (1)	0.26 (1)	0.27
Net realized and unrealized
gains (losses) on investments	(0.26)		0.04		0.06	(0.13)	0.13	(0.29)
Total from
investment operations	(0.13)		0.30		0.31	0.11	0.39	(0.02)
Less distributions:
Distributions from net
investment income	(0.12)		(0.26)		(0.25)	(0.25)	(0.27)	(0.27)
Distributions from
net realized gains	—		(0.00	)(2)	(0.02)	(0.03)	(0.02)	(0.02)
Total distributions	(0.12)		(0.26)		(0.27)	(0.28)	(0.29)	(0.29)
Net asset value, end of period	$10.76		$11.01		$10.97	$10.93	$11.10	$11.00
Total return	(1.16	)%(4)	2.74%		2.83%	0.99%	3.50%	(0.17)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$3,276.1		$2,902.0		$2,209.1	$1,787.0	$1,468.2	$1,113.7
Ratio of expenses to
average net assets	0.30	%(5)	0.30%		0.30%	0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	2.42	%(5)	2.32%		2.21%	2.14%	2.37%	2.45%
Portfolio turnover rate(3)	14	%(4)	31%		30%	39%	29%	45%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016	2015	2014	2013
Per Share Data:
Net asset value,
beginning of period	$11.50		$11.44		$11.39	$11.56	$11.43	$11.74
Income from
investment operations:
Net investment income	0.11	(1)	0.24	(1)	0.23 (1)	0.22 (1)	0.25 (1)	0.25
Net realized and unrealized
gains (losses) on investments	(0.26)		0.04		0.06	(0.14)	0.14	(0.29)
Total from
investment operations	(0.15)		0.28		0.29	0.08	0.39	(0.04)
Less distributions:
Distributions from net
investment income	(0.11)		(0.22)		(0.22)	(0.22)	(0.24)	(0.25)
Distributions from
net realized gains	—		(0.00	)(2)	(0.02)	(0.03)	(0.02)	(0.02)
Total distributions	(0.11)		(0.22)		(0.24)	(0.25)	(0.26)	(0.27)
Net asset value, end of period	$11.24		$11.50		$11.44	$11.39	$11.56	$11.43
Total return	(1.31	)%(4)	2.53%		2.55%	0.79%	3.29%	(0.41)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$46.4		$53.9		$98.1	$103.4	$115.6	$42.1
Ratio of expenses to
average net assets	0.55	%(5)	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.17	%(5)	2.07%		1.96%	1.89%	2.12%	2.20%
Portfolio turnover rate(3)	14	%(4)	31%		30%	39%	29%	45%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Data:
Net asset value,
beginning of period	$10.87		$10.70	$10.61	$10.81	$10.41	$10.89
Income from
investment operations:
Net investment income	0.14	(1)	0.26 (1)	0.25 (1)	0.24 (1)	0.30	0.32 (1)
Net realized and unrealized
gains (losses) on investments	(0.33)		0.19	0.12	(0.18)	0.41	(0.45)
Total from
investment operations	(0.19)		0.45	0.37	0.06	0.71	(0.13)
Less distributions:
Distributions from net
investment income	(0.14)		(0.28)	(0.26)	(0.26)	(0.31)	(0.35)
Distributions from
net realized gains	—		—	(0.02)	—	—	—
Total distributions	(0.14)		(0.28)	(0.28)	(0.26)	(0.31)	(0.35)
Net asset value, end of period	$10.54		$10.87	$10.70	$10.61	$10.81	$10.41
Total return	(1.76	)%(3)	4.20%	3.52%	0.55%	6.89%	(1.25)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$14,781.5		$13,582.8	$9,769.9	$6,318.4	$3,448.6	$1,665.0
Ratio of expenses to
average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	2.69	%(4)	2.40%	2.25%	2.24%	2.81%	3.01%
Portfolio turnover rate(2)	12	%(3)	28%	36%	40%	32%	28%
(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Data:
Net asset value,
beginning of period	$11.23		$11.05	$10.94	$11.15	$10.72	$11.21
Income from
investment operations:
Net investment income	0.13	(1)	0.24 (1)	0.23 (1)	0.22 (1)	0.28	0.29 (1)
Net realized and unrealized
gains (losses) on investments	(0.34)		0.19	0.14	(0.20)	0.43	(0.46)
Total from
investment operations	(0.21)		0.43	0.37	0.02	0.71	(0.17)
Less distributions:
Distributions from net
investment income	(0.13)		(0.25)	(0.24)	(0.23)	(0.28)	(0.32)
Distributions from
net realized gains	—		—	(0.02)	—	—	—
Total distributions	(0.13)		(0.25)	(0.26)	(0.23)	(0.28)	(0.32)
Net asset value, end of period	$10.89		$11.23	$11.05	$10.94	$11.15	$10.72
Total return	(1.91	)%(3)	3.90%	3.34%	0.21%	6.71%	(1.54)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$773.3		$825.4	$809.1	$429.6	$241.7	$141.9
Ratio of expenses to
average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.44	%(4)	2.15%	2.00%	1.99%	2.56%	2.76%
Portfolio turnover rate(2)	12	%(3)	28%	36%	40%	32%	28%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Data:
Net asset value,
beginning of period	$11.22		$11.03	$10.85	$11.14	$10.77	$11.27
Income from
investment operations:
Net investment income	0.16	(1)	0.30 (1)	0.29 (1)	0.28 (1)	0.32	0.31
Net realized and unrealized
gains (losses) on investments	(0.36)		0.21	0.22	(0.26)	0.38	(0.46)
Total from
investment operations	(0.20)		0.51	0.51	0.02	0.70	(0.15)
Less distributions:
Distributions from net
investment income	(0.15)		(0.32)	(0.31)	(0.31)	(0.33)	(0.34)
Distributions from
net realized gains	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.15)		(0.32)	(0.33)	(0.31)	(0.33)	(0.35)
Net asset value, end of period	$10.87		$11.22	$11.03	$10.85	$11.14	$10.77
Total return	(1.74	)%(3)	4.65%	4.73%	0.14%	6.59%	(1.32)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$15,697.4		$13,920.2	$10,023.6	$7,199.8	$4,520.9	$1,789.7
Ratio of expenses to
average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	2.93	%(4)	2.68%	2.61%	2.50%	2.89%	2.83%
Portfolio turnover rate(2)	14	%(3)	30%	33%	34%	35%	36%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Data:
Net asset value,
beginning of period	$11.68		$11.46	$11.26	$11.55	$11.16	$11.67
Income from
investment operations:
Net investment income	0.14	(1)	0.28 (1)	0.27 (1)	0.26 (1)	0.29	0.29
Net realized and unrealized
gains (losses) on investments	(0.36)		0.23	0.23	(0.27)	0.40	(0.48)
Total from
investment operations	(0.22)		0.51	0.50	(0.01)	0.69	(0.19)
Less distributions:
Distributions from net
investment income	(0.14)		(0.29)	(0.28)	(0.28)	(0.30)	(0.31)
Distributions from
net realized gains	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.14)		(0.29)	(0.30)	(0.28)	(0.30)	(0.32)
Net asset value, end of period	$11.32		$11.68	$11.46	$11.26	$11.55	$11.16
Total return	(1.88	)%(3)	4.47%	4.47%	(0.11)%	6.27%	(1.61)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$2,292.5		$2,431.0	$2,881.8	$2,183.5	$2,195.7	$1,044.1
Ratio of expenses to
average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.68	%(4)	2.43%	2.36%	2.25%	2.64%	2.58%
Portfolio turnover rate(2)	14	%(3)	30%	33%	34%	35%	36%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Institutional Class

	Six Months
	Ended						Period Ended
	June 30, 2018		Year Ended December 31,				December 31,
	(Unaudited)		2017		2016		2015(1)
Per Share Data:
Net asset value, beginning of period	$10.08		$9.97		$10.04		$10.00
Income from investment operations:
Net investment income(2)	0.09		0.18		0.15		0.05
Net realized and unrealized
gains (losses) on investments	(0.03)		0.10		(0.08)		0.04
Total from investment operations	0.06		0.28		0.07		0.09
Less distributions:
Distributions from net investment income	(0.09)		(0.17)		(0.14)		(0.04)
Distributions from net realized gains	—		(0.00	)(3)	(0.00	)(3)	(0.01)
Total distributions	(0.09)		(0.17)		(0.14)		(0.05)
Net asset value, end of period	$10.05		$10.08		$9.97		$10.04
Total return	0.58	%(4)	2.84%		0.71%		0.94	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$169.5		$120.9		$52.4		$12.3
Ratio of expenses to average net assets	0.30	%(5)	0.30%		0.30%		0.30	%(5)
Ratio of net investment income
to average net assets	1.97	%(5)	1.74%		1.44%		1.42	%(5)
Portfolio turnover rate(6)	77	%(4)	54%		38%		41	%(4)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Investor Class

	Six Months
	Ended						Period Ended
	June 30, 2018		Year Ended December 31,				December 31,
	(Unaudited)		2017		2016		2015(1)
Per Share Data:
Net asset value, beginning of period	$10.06		$9.96		$10.04		$10.00
Income from investment operations:
Net investment income(2)	0.13		0.15		0.12		0.04
Net realized and unrealized
gains (losses) on investments	(0.08)		0.09		(0.08)		0.05
Total from investment operations	0.05		0.24		0.04		0.09
Less distributions:
Distributions from net investment income	(0.08)		(0.14)		(0.12)		(0.04)
Distributions from net realized gains	—		(0.00	)(3)	(0.00	)(3)	(0.01)
Total distributions	(0.08)		(0.14)		(0.12)		(0.05)
Net asset value, end of period	$10.03		$10.06		$9.96		$10.04
Total return	0.48	%(4)	2.45%		0.40%		0.86	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$70.7		$4.9		$6.3		$0.1
Ratio of expenses to average net assets	0.55	%(5)	0.55%		0.55%		0.55	%(5)
Ratio of net investment income
to average net assets	1.72	%(5)	1.49%		1.19%		1.17	%(5)
Portfolio turnover rate(6)	77	%(4)	55%		38%		41	%(4)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016	2015	2014	2013
Per Share Data:
Net asset value,
beginning of period	$11.52		$11.43		$11.74	$11.77	$11.55	$12.01
Income from
investment operations:
Net investment income	0.14	(1)	0.27	(1)	0.26 (1)	0.28 (1)	0.30	0.32 (1)
Net realized and unrealized
gains (losses) on investments	(0.17)		0.09		(0.31)	(0.03)	0.22	(0.46)
Total from
investment operations	(0.03)		0.36		(0.05)	0.25	0.52	(0.14)
Less distributions:
Distributions from net
investment income	(0.13)		(0.27)		(0.26)	(0.28)	(0.30)	(0.32)
Distributions from
return of capital	—		(0.00	)(2)	—	—	—	—
Total distributions	(0.13)		(0.27)		(0.26)	(0.28)	(0.30)	(0.32)
Net asset value, end of period	$11.36		$11.52		$11.43	$11.74	$11.77	$11.55
Total return	(0.26	)%(4)	3.12%		(0.46)%	2.19%	4.54%	(1.19)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,079.6		$1,044.1		$936.2	$988.4	$918.9	$801.4
Ratio of expenses to
average net assets	0.30	%(5)	0.30%		0.30%	0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	2.39	%(5)	2.29%		2.19%	2.42%	2.56%	2.65%
Portfolio turnover rate(3)	19	%(4)	31%		22%	9%	5%	9%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016	2015	2014	2013
Per Share Data:
Net asset value,
beginning of period	$11.80		$11.69		$12.00	$12.03	$11.80	$12.26
Income from
investment operations:
Net investment income	0.11	(1)	0.24	(1)	0.23 (1)	0.26 (1)	0.28	0.29 (1)
Net realized and unrealized
gains (losses) on investments	(0.16)		0.11		(0.31)	(0.04)	0.22	(0.46)
Total from
investment operations	(0.05)		0.35		(0.08)	0.22	0.50	(0.17)
Less distributions:
Distributions from net
investment income	(0.12)		(0.24)		(0.23)	(0.25)	(0.27)	(0.29)
Distributions from
return of capital	—		(0.00	)(2)	—	—	—	—
Total distributions	(0.12)		(0.24)		(0.23)	(0.25)	(0.27)	(0.29)
Net asset value, end of period	$11.63		$11.80		$11.69	$12.00	$12.03	$11.80
Total return	(0.46	)%(4)	2.97%		(0.70)%	1.89%	4.27%	(1.42)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$91.2		$107.3		$136.1	$160.3	$186.7	$205.6
Ratio of expenses to
average net assets	0.55	%(5)	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.14	%(5)	2.04%		1.94%	2.17%	2.31%	2.40%
Portfolio turnover rate(3)	19	%(4)	31%		22%	9%	5%	9%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended				Period Ended
	June 30, 2018		Year Ended December 31,		December 31,
	(Unaudited)		2017	2016	2015(1)
Per Share Data:
Net asset value, beginning of period	$10.32		$10.01	$10.13	$10.00
Income from investment operations:
Net investment income(2)	0.11		0.21	0.18	0.06
Net realized and unrealized
gains (losses) on investments	(0.13)		0.30	(0.05)	0.14
Total from investment operations	(0.02)		0.51	0.13	0.20
Less distributions:
Distributions from net investment income	(0.11)		(0.20)	(0.18)	(0.06)
Distributions from net realized gains	—		—	(0.07)	(0.01)
Total distributions	(0.11)		(0.20)	(0.25)	(0.07)
Net asset value, end of period	$10.19		$10.32	$10.01	$10.13
Total return	(0.21	)%(3)	5.15%	1.14%	1.98	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$272.3		$234.8	$96.3	$50.8
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30	%(4)
Ratio of net investment income
to average net assets	2.25	%(4)	2.04%	1.79%	1.75	%(4)
Portfolio turnover rate(5)	36	%(3)	66%	95%	108	%(3)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended				Period Ended
	June 30, 2018		Year Ended December 31,		December 31,
	(Unaudited)		2017	2016	2015(1)
Per Share Data:
Net asset value, beginning of period	$10.32		$10.00	$10.13	$10.00
Income from investment operations:
Net investment income(2)	0.13		0.18	0.16	0.05
Net realized and unrealized
gains (losses) on investments	(0.16)		0.32	(0.06)	0.14
Total from investment operations	(0.03)		0.50	0.10	0.19
Less distributions:
Distributions from net investment income	(0.10)		(0.18)	(0.16)	(0.05)
Distributions from net realized gains	—		—	(0.07)	(0.01)
Total distributions	(0.10)		(0.18)	(0.23)	(0.06)
Net asset value, end of period	$10.19		$10.32	$10.00	$10.13
Total return	(0.32	)%(3)	5.00%	0.91%	1.91	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$2.2		$1.7	$1.4	$0.2
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55	%(4)
Ratio of net investment income
to average net assets	2.00	%(4)	1.79%	1.54%	1.50	%(4)
Portfolio turnover rate(5)	36	%(3)	66%	95%	108	%(3)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2018 (Unaudited)

1.	Organization

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), eight of the fourteen series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.  The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The Baird Ultra Short Bond Fund commenced with the sale of both Institutional and Investor Class shares on December 31, 2013.  The Baird Short-Term Bond Fund commenced with the sale of Institutional Class shares on August 31, 2004, while the Investor Class shares commenced on September 19, 2012.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced with the sale of both Institutional and Investor Class shares on September 29, 2000.  The Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund commenced with the sale of both Institutional and Investor Class shares on August 31, 2015.  The Baird Quality Intermediate Municipal Bond Fund commenced with the sale of both Institutional and Investor Class shares on March 30, 2001.  Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%.  See Note 7.

The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index.  The Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Aggregate Bond Index.  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Universal Bond Index. The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Notes to the Financial Statements
June 30, 2018 (Unaudited)

1.	Organization (cont.)

The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.

The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the Securities and Exchange Commission, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or the Funds’ independent pricing service does not provide a price), the Board of Directors (the “Board”) of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the security, the security is priced at fair value as described below.  Investments in mutual funds, including money market funds, are valued at their stated net asset value (“NAV”).  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board.  In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, or it may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices

Notes to the Financial Statements
June 30, 2018 (Unaudited)

2.	Significant Accounting Policies (cont.)

for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

b)	Unregistered Securities – Seven of the Funds own certain investment securities which are unregistered. At June 30, 2018, the value of such securities were:

	Value	% of Net Assets
Ultra Short Bond Fund	$163,901,205	23.3%
Short-Term Bond Fund	$1,457,528,600	25.1%
Intermediate Bond Fund	$628,717,910	18.9%
Aggregate Bond Fund	$2,465,485,816	15.9%
Core Plus Bond Fund	$3,287,728,941	18.3%
Short-Term Municipal Bond Fund	$327,248	0.1%
Core Intermediate Municipal Bond Fund	$589,774	0.2%

Unregistered securities may be deemed to be liquid as determined by the Advisor based on several factors. All of the unregistered securities held by the Funds as of June 30, 2018 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and all have been deemed by the Advisor to be liquid.

c)
Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the six months ended June 30, 2018, or for any other tax years which are open for exam. As of June 30, 2018, open tax years include the tax years ended December 31, 2014 through 2017. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Notes to the Financial Statements
June 30, 2018 (Unaudited)

2.	Significant Accounting Policies (cont.)

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their respective assets or are divided equally amongst the Funds.

f)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

g)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions using the identified cost basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are netted and recorded as interest income on the Statements of Operations for financial reporting purposes.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.	Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Ultra Short Bond Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	29,015,015	$291,016,994	50,742,505	$509,543,616
Shares issued to shareholders
in reinvestment of dividends	484,921	4,860,379	675,449	6,779,811
Shares redeemed	(13,595,109)	(136,370,432)	(36,975,717)	(371,276,731)
Net increase	15,904,827	$159,506,941	14,442,237	$145,046,696
Shares Outstanding:
Beginning of period	53,048,050		38,605,813
End of period	68,952,877		53,048,050

Notes to the Financial Statements
June 30, 2018 (Unaudited)

3. Capital Share Transactions (cont.)

Baird Ultra Short Bond Fund (cont.)
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	804,435	$8,066,380	1,885,948	$18,929,288
Shares issued to shareholders
in reinvestment of dividends	4,324	43,327	6,209	62,290
Shares redeemed	(237,925)	(2,385,975)	(1,660,556)	(16,673,622)
Net increase	570,833	$5,723,732	231,601	$2,317,956
Shares Outstanding:
Beginning of period	753,794		522,193
End of period	1,324,627		753,794

Baird Short-Term Bond Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	122,165,112	$1,170,890,206	336,282,834	$3,259,977,948
Shares issued to shareholders
in reinvestment of dividends	5,190,563	49,659,233	8,032,465	77,769,745
Shares redeemed	(93,600,817)	(896,617,572)	(174,417,332)	(1,689,788,863)
Net increase	33,754,858	$323,931,867	169,897,967	$1,647,958,830
Shares Outstanding:
Beginning of period	559,955,381		390,057,414
End of period	593,710,239		559,955,381

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,299,977	$50,748,882	10,154,639	$98,448,266
Shares issued to shareholders
in reinvestment of dividends	117,589	1,124,651	182,007	1,761,913
Shares redeemed	(4,502,939)	(43,107,258)	(7,193,481)	(69,705,948)
Net increase	914,626	$8,766,275	3,143,165	$30,504,231
Shares Outstanding:
Beginning of period	13,994,913		10,851,748
End of period	14,909,539		13,994,913

Notes to the Financial Statements
June 30, 2018 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Intermediate Bond Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	69,866,106	$756,291,716	90,088,038	(1)	$996,848,306
Shares issued to shareholders
in reinvestment of dividends	2,698,521	29,131,635	4,712,946		52,099,400
Shares redeemed	(31,730,703)	(342,969,617)	(32,466,170)		(359,023,210)
Net increase	40,833,925	$442,453,734	62,334,814		$689,924,496
Shares Outstanding:
Beginning of period	263,620,502		201,285,688
End of period	304,454,427		263,620,502

(1)
In the third quarter of 2017, the Baird Intermediate Bond Fund satisfied a purchase in kind request made by a large shareholder by transferring cash and securities into the Fund in the amount of $50,366,919 in exchange for 4,537,560 shares of the Fund. The transfer was effected in accordance with policies and procedures approved by the Board.

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	449,769	$5,093,520	4,090,053	$47,159,205
Shares issued to shareholders
in reinvestment of dividends	40,458	456,604	148,473	1,713,275
Shares redeemed	(1,058,065)	(11,973,645)	(8,119,282)	(94,051,982)
Net decrease	(567,837)	$(6,423,521)	(3,880,756)	$(45,179,502)
Shares Outstanding:
Beginning of period	4,691,852		8,572,608
End of period	4,124,015		4,691,852

Baird Aggregate Bond Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	270,909,571	$2,881,835,709	479,982,655	$5,203,154,861
Shares issued to shareholders
in reinvestment of dividends	16,000,312	169,184,790	25,337,673	274,844,157
Shares redeemed	(133,306,593)	(1,413,459,665)	(169,229,148)	(1,836,019,516)
Net increase	153,603,290	$1,637,560,834	336,091,180	$3,641,979,502
Shares Outstanding:
Beginning of period	1,249,248,178		913,156,998
End of period	1,402,851,468		1,249,248,178

Notes to the Financial Statements
June 30, 2018 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Aggregate Bond Fund (cont.)
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	12,800,183	$140,577,071	27,558,187	$308,830,505
Shares issued to shareholders
in reinvestment of dividends	789,472	8,628,425	1,575,612	17,647,778
Shares redeemed	(16,060,491)	(176,331,573)	(28,907,779)	(324,687,742)
Net increase/(decrease)	(2,470,835)	$(27,126,077)	226,020	$1,790,541
Shares Outstanding:
Beginning of period	73,467,456		73,241,436
End of period	70,996,621		73,467,456

Baird Core Plus Bond Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	328,796,366 (2)	$3,600,998,541	462,309,185 (1)	$5,184,855,364
Shares issued to shareholders
in reinvestment of dividends	17,433,210	190,383,234	28,241,952	316,106,641
Shares redeemed	(142,633,642)	(1,562,352,985)	(159,221,421)	(1,781,332,511)
Net increase	203,595,935	$2,229,028,790	331,329,716	$3,719,629,494
Shares Outstanding:
Beginning of period	1,240,378,628		909,048,912
End of period	1,443,974,563		1,240,378,628

(1)
In the second quarter of 2017, the Baird Core Plus Bond Fund satisfied a purchase in kind request made by a large shareholder by transferring cash and securities into the Fund in the amount of $51,694,000 in exchange for 4,599,110 shares of the Fund. The transfer was effected in accordance with policies and procedures approved by the Board.

(2)
In the first quarter of 2018, the Baird Core Plus Bond Fund satisfied a purchase in kind request made by a large shareholder by transferring cash and securities into the Fund in the amount of $21,780,947 in exchange for 1,987,313 shares of the Fund. The transfer was effected in accordance with policies and procedures approved by the Board of the Funds.

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	33,035,225	$378,237,492	78,014,225	$907,466,355
Shares issued to shareholders
in reinvestment of dividends	2,614,228	29,725,076	5,734,364	66,688,706
Shares redeemed	(41,257,081)	(469,486,819)	(127,027,988)	(1,484,355,598)
Net decrease	(5,607,628)	$(61,524,251)	(43,279,399)	$(510,200,537)
Shares Outstanding:
Beginning of period	208,184,711		251,464,110
End of period	202,577,083		208,184,711

Notes to the Financial Statements
June 30, 2018 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Short-Term Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	9,522,121	$95,672,503	9,757,294	$98,511,265
Shares issued to shareholders
in reinvestment of dividends	99,850	1,001,365	98,091	990,417
Shares redeemed	(4,754,392)	(47,723,680)	(3,102,014)	(31,318,541)
Net increase	4,867,579	$48,950,188	6,753,371	$68,183,141
Shares Outstanding:
Beginning of period	12,004,019		5,250,648
End of period	16,871,598		12,004,019

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,635,836	$66,502,753	405,390	$4,102,130
Shares issued to shareholders
in reinvestment of dividends	34,187	342,163	4,181	42,114
Shares redeemed	(102,004)	(1,024,127)	(562,293)	(5,648,228)
Net increase/(decrease)	6,568,020	$65,820,789	(152,722)	$(1,503,984)
Shares Outstanding:
Beginning of period	482,815		635,537
End of period	7,050,835		482,815

Baird Quality Intermediate Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	17,464,789	$198,931,944	36,085,214	$418,858,383
Shares issued to shareholders
in reinvestment of dividends	914,251	10,378,889	1,628,106	18,869,338
Shares redeemed	(13,963,643)	(158,901,070)	(29,045,900)	(335,980,419)
Net increase	4,415,396	$50,409,763	8,667,420	$101,747,302
Shares Outstanding:
Beginning of period	90,606,264		81,938,844
End of period	95,021,660		90,606,264

Notes to the Financial Statements
June 30, 2018 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Quality Intermediate Municipal Bond Fund (cont.)
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	717,808	$8,369,857	3,191,345	$37,929,827
Shares issued to shareholders
in reinvestment of dividends	77,548	901,570	197,982	2,348,574
Shares redeemed	(2,047,921)	(23,863,606)	(5,935,197)	(70,632,909)
Net decrease	(1,252,565)	$(14,592,179)	(2,545,870)	$(30,354,508)
Shares Outstanding:
Beginning of period	9,095,370		11,641,240
End of period	7,842,805		9,095,370

Baird Core Intermediate Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	8,398,378	$85,699,656	14,997,642	$153,589,205
Shares issued to shareholders
in reinvestment of dividends	170,776	1,735,894	190,250	1,949,009
Shares redeemed	(4,600,087)	(46,847,153)	(2,068,659)	(21,112,103)
Net increase	3,969,067	$40,588,397	13,119,233	$134,426,111
Shares Outstanding:
Beginning of period	22,749,126		9,629,893
End of period	26,718,193		22,749,126

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	91,324	$930,176	47,604	$485,003
Shares issued to shareholders
in reinvestment of dividends	1,112	11,298	2,491	25,455
Shares redeemed	(42,021)	(431,700)	(19,260)	(197,061)
Net increase	50,415	$509,774	30,835	$313,397
Shares Outstanding:
Beginning of period	166,269		135,434
End of period	216,684		166,269

Notes to the Financial Statements
June 30, 2018 (Unaudited)

4.	Investment Transactions and Income Tax Information

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Ultra Short Bond Fund	$106,105,241	$44,045,337	$210,868,037	$113,840,977
Short-Term Bond Fund	768,783,421	606,803,811	1,001,120,113	778,995,438
Intermediate Bond Fund	441,728,438	242,651,455	406,493,303	184,233,801
Aggregate Bond Fund	1,748,587,758	874,971,997	1,662,965,650	929,633,049
Core Plus Bond Fund	1,947,324,551	1,346,547,406	2,443,394,244	1,019,325,649
Short-Term Municipal Bond Fund	—	—	259,451,842	138,468,775
Quality Intermediate
Municipal Bond Fund	—	—	255,566,118	216,348,215
Core Intermediate
Municipal Bond Fund	—	—	136,608,778	90,135,854

At December 31, 2017, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$536,454,849	$5,564,666,211	$2,985,983,731
Gross unrealized appreciation	542,694	8,439,108	22,350,988
Gross unrealized depreciation	(595,973)	(30,197,968)	(27,210,181)
Net unrealized depreciation	$(53,279)	$(21,758,860)	$(4,859,193)
Undistributed ordinary income	8,078	103,316	133,837
Undistributed long-term capital gain	—	—	—
Undistributed tax-exempt income	—	—	—
Total distributable earnings	$8,078	$103,316	$133,837
Other accumulated losses	(361,180)	(2,864,650)	(928,470)
Total accumulated earnings	$(406,381)	$(24,520,194)	$(5,653,826)

		Aggregate	Core Plus
		Bond Fund	Bond Fund
Cost of Investments		$14,353,135,194	$16,282,969,470
Gross unrealized appreciation		200,833,848	265,370,824
Gross unrealized depreciation		(91,907,035)	(108,965,524)
Net unrealized appreciation		$108,926,813	$156,405,300
Undistributed ordinary income		411,465	726,500
Undistributed long-term capital gain		—	—
Undistributed tax-exempt income		—	—
Total distributable earnings		$411,465	$726,500
Other accumulated losses		(23,091,060)	(19,710,910)
Total accumulated earnings		$86,247,218	$137,420,890

Notes to the Financial Statements
June 30, 2018 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

		Quality	Core
	Short-Term	Intermediate	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$117,025,570	$1,116,797,574	$229,574,761
Gross unrealized appreciation	460,607	29,242,248	3,429,041
Gross unrealized depreciation	(550,560)	(4,422,152)	(511,415)
Net unrealized appreciation/depreciation	$(89,953)	$24,820,096	$2,917,626
Undistributed ordinary income	27,491	—	—
Undistributed long-term capital gain	—	—	—
Undistributed tax-exempt income	5,142	—	11,590
Total distributable earnings	$32,633	$—	$11,590
Other accumulated losses	(11,359)	(6,993,875)	(16,980)
Total accumulated earnings	$(68,679)	$17,826,221	$2,912,236

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for paydowns and non-deductible expenses. These reclassifications have no effect on net assets or net asset value per share.

The tax components of distributions paid during the periods shown below were as follows:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains	Return of
	Distributions	Distributions	Distributions	Distributions	Capital
Ultra Short Bond Fund	$5,229,139	$—	$7,278,529	$—	$—
Short-Term Bond Fund	$53,988,513	$—	$84,958,251	$—	$—
Intermediate Bond Fund	$36,232,055	$—	$61,473,435	$685,716	$—
Aggregate Bond Fund	$198,117,391	$—	$325,177,273	$—	$—
Core Plus Bond Fund	$236,971,701	$—	$406,111,788	$—	$—
Short-Term Municipal
Bond Fund	$—	$—	$40,518	$21,644	$—
Quality Intermediate
Municipal Bond Fund	$—	$—	$—	$—	$59,373
Core Intermediate
Municipal Bond Fund	$—	$—	$34,999	$—	$—

Notes to the Financial Statements
June 30, 2018 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

For the six months ended June 30, 2018 the Short-Term Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, and Core Intermediate Municipal Bond Fund made distributions of tax-exempt income of $1,721,134, $13,065,044, and $2,764,551, respectively.  For the year ended December 31, 2017, the Short-Term Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, and Core Intermediate Municipal Bond Fund made distributions of tax-exempt income of $1,395,866, $24,318,881, and $3,070,411, respectively.

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  At December 31, 2017, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss		Year of
	Carryover	Character	Expiration
Ultra Short Bond Fund	$213,819	Short-term	Indefinitely
	147,361	Long-term	Indefinitely
Short-Term Bond Fund	2,814,040	Short-term	Indefinitely
	50,610	Long-term	Indefinitely
Aggregate Bond Fund	12,265,300	Short-term	Indefinitely
	10,825,760	Long-term	Indefinitely
Core Plus Bond Fund	17,065,469	Short-term	Indefinitely
	2,645,441	Long-term	Indefinitely
Quality Intermediate Municipal Bond Fund	4,125,183	Short-term	Indefinitely
	2,868,692	Long-term	Indefinitely
Core Intermediate Municipal Bond Fund	16,980	Short-term	Indefinitely
	—	Long-term	Indefinitely

5.	Investment Advisory and Other Agreements

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2019. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.

For the six months ended June 30, 2018, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Corporation on behalf of the Ultra Short Bond Fund:

Fund	Waived Amount
Ultra Short Bond Fund	$440,621

These fees are not subject to recoupment by the Advisor.

Notes to the Financial Statements
June 30, 2018 (Unaudited)

5.	Investment Advisory and Other Agreements (cont.)

The Funds have entered into an Administration Agreement with the Advisor.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registrered broker-dealer in securities transactions for the six months ended June 30, 2018 for the Funds.

6.	Line of Credit

The Corporation maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the Funds a temporary liquidity source to meet unanticipated redemptions. The LOC is unsecured for any period during which U.S. Bank is an affiliate of the Funds. At all other times, the LOC is secured by the assets of the Funds. Under the terms of the LOC, borrowings for each Fund are limited to one-third of eligible net assets (including the amount borrowed) of the respective Fund, or  $550,000,000 of total borrowings for all Funds, whichever is less. U.S. Bank charges interest at U.S. Bank’s Prime Rate less 2% but the interest rate can never be less than 1%. The LOC matures on May 26, 2019, unless renewed. The Funds have authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.  The Funds did not borrow on the line of credit for the six months ended June 30, 2018.

7.	Distribution and Shareholder Service Plan

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.

For the six months ended June 30, 2018, the Funds incurred fees pursuant to the Plan as follows:

Ultra Short Bond Fund	$11,546
Short-Term Bond Fund	$173,957
Intermediate Bond Fund	$61,231
Aggregate Bond Fund	$997,405
Core Plus Bond Fund	$3,031,573
Short-Term Municipal Bond Fund	$46,501
Quality Intermediate Municipal Bond Fund	$124,853
Core Intermediate Municipal Bond Fund	$1,847

Notes to the Financial Statements
June 30, 2018 (Unaudited)

8.	Subsequent Event

In preparing these financial statements, management has evaluated events after June 30, 2018.  There were no other subsequent events since June 30, 2018 through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
John W. Feldt
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Semi-Annual Report –
Baird Funds
June 30, 2018

Baird MidCap Fund
Baird Small/Mid Cap Value Fund
Baird SmallCap Value Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

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Table of Contents

Baird MidCap Fund	1
Baird Small/Mid Cap Value Fund	7
Baird SmallCap Value Fund	13
Chautauqua International Growth Fund	19
Chautauqua Global Growth Fund	24
Additional Information on Fund Expenses	30
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	41
Notes to the Financial Statements	51
Additional Information	62

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird MidCap Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

A June 30, 2018 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Broadridge Financial Solutions, Inc.	2.6%
Edwards Lifesciences Corp.	2.5%
Fiserv, Inc.	2.4%
Burlington Stores, Inc.	2.4%
Vail Resorts, Inc.	2.4%
ICON PLC	2.3%
Verisk Analytics, Inc.	2.3%
Pool Corp.	2.2%
Tyler Technologies, Inc.	2.2%
EPAM Systems, Inc.	2.1%

Net Assets:	$1,497,477,503
Portfolio Turnover Rate(5):	24%
Number of Equity Holdings:	59

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	0.84%
Investor Class:	1.09%	(4)

Net
Institutional Class:	0.84%
Investor Class:	1.09%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2018.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2018, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2019.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird MidCap Fund
June 30, 2018 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2018	Six Months	One Year	Five Year	Ten Year	Inception(1)
Institutional Class Shares	6.89%	16.84%	11.53%	11.00%	7.55%
Investor Class Shares	6.75%	16.55%	11.27%	10.73%	7.29%
Russell Midcap® Growth Index(2)	5.40%	18.52%	13.37%	10.45%	7.11%

(1)	For the period from December 29, 2000 (inception date) through June 30, 2018.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies.  Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks
			% of
	Shares	Value	Net Assets
Aerospace & Defense
BWX Technologies, Inc.	308,020	$19,195,806	1.3%
Mercury Systems, Inc.(1)	364,096	13,857,494	0.9%
		33,053,300	2.2%
Auto Components
Visteon Corp.(1)	114,938	14,854,587	1.0%
Banks
East West Bancorp, Inc.	438,915	28,617,258	1.9%
Biotechnology
Alexion Pharmaceuticals, Inc.(1)	121,812	15,122,960	1.0%
Building Products
AO Smith Corp.	531,228	31,422,136	2.1%
Capital Markets
Affiliated Managers Group, Inc.	116,133	17,265,493	1.1%
MarketAxess Holdings, Inc.	89,645	17,737,160	1.2%
		35,002,653	2.3%
Commercial Services & Supplies
Cintas Corporation	81,718	15,123,550	1.0%
Distributors
LKQ Corp.(1)	713,054	22,746,423	1.5%
Pool Corp.	220,748	33,443,322	2.2%
		56,189,745	3.7%
Electrical Equipment
Rockwell Automation, Inc.	146,746	24,393,588	1.6%
Electronic Equipment, Instruments & Components
CDW Corp.	362,223	29,263,996	2.0%
Cognex Corp.	214,365	9,562,823	0.6%
Littelfuse, Inc.	102,518	23,392,557	1.6%
Trimble Navigation Ltd.(1)	661,237	21,715,023	1.4%
		83,934,399	5.6%
Food Products
Lamb Weston Holdings, Inc.	342,045	23,433,503	1.6%
Health Care Equipment & Supplies
The Cooper Cos., Inc.	57,050	13,432,423	0.9%
Edwards Lifesciences Corp.(1)	260,883	37,976,738	2.5%
IDEXX Laboratories, Inc.(1)	110,929	24,175,866	1.6%
		75,585,027	5.0%
Health Care Providers & Services
Henry Schein, Inc.(1)	386,665	28,087,346	1.9%
Health Care Technology
Veeva Systems, Inc.(1)	298,011	22,905,125	1.5%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Hotels, Restaurants & Leisure
Dominos Pizza, Inc.	101,415	$28,616,271	1.9%
Vail Resorts, Inc.	128,726	35,295,382	2.4%
		63,911,653	4.3%
Insurance
Arthur J Gallagher & Co.	288,720	18,847,642	1.3%
Internet Software & Services
GrubHub, Inc.(1)	301,245	31,603,613	2.1%
IT Services
Broadridge Financial Solutions, Inc.	336,495	38,730,574	2.6%
EPAM Systems, Inc.(1)	256,361	31,873,363	2.1%
Euronet Worldwide, Inc.(1)	328,005	27,476,979	1.8%
Fiserv, Inc.(1)	487,503	36,119,097	2.4%
Gartner, Inc.(1)	168,141	22,345,939	1.5%
Global Payments, Inc.	195,140	21,756,159	1.5%
		178,302,111	11.9%
Life Sciences Tools & Services
ICON PLC(1)(2)	256,280	33,964,788	2.3%
Machinery
Graco, Inc.	560,111	25,328,220	1.7%
Oshkosh Truck Corporation	228,987	16,102,366	1.1%
WABCO Holdings, Inc.(1)	143,960	16,846,199	1.1%
Xylem, Inc.	188,330	12,689,675	0.8%
		70,966,460	4.7%
Media
Cable One, Inc.	40,637	29,798,706	2.0%
Multiline Retail
Dollar General Corp.	184,911	18,232,225	1.2%
Ollie’s Bargain Outlet Holdings, Inc.(1)	393,923	28,559,418	1.9%
		46,791,643	3.1%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	223,972	29,467,996	2.0%
Pharmaceuticals
Jazz Pharmaceuticals PLC(1)(2)	153,117	26,382,059	1.8%
Professional Services
Verisk Analytics, Inc.(1)	315,353	33,944,597	2.3%
Road & Rail
J.B. Hunt Transport Services, Inc.	254,717	30,960,851	2.1%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	349,800	31,814,310	2.1%
Monolithic Power Systems, Inc.	212,147	28,357,689	1.9%
		60,171,999	4.0%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Software
Red Hat, Inc.(1)	105,985	$14,241,204	0.9%
ServiceNow, Inc.(1)	174,177	30,040,307	2.0%
Synopsys, Inc.(1)	280,448	23,997,935	1.6%
Tyler Technologies, Inc.(1)	145,206	32,250,253	2.2%
The Ultimate Software Group, Inc.(1)	102,119	26,276,240	1.8%
		126,805,939	8.5%
Specialty Retail
Burlington Stores, Inc.(1)	239,080	35,988,712	2.4%
O’Reilly Automotive, Inc.(1)	111,423	30,481,990	2.0%
		66,470,702	4.4%
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.(1)	139,420	17,406,587	1.2%
Trading Companies & Distributors
Beacon Roofing Supply, Inc.(1)	643,110	27,409,348	1.8%
Fastenal Co.	439,057	21,131,813	1.4%
Univar, Inc.(1)	789,455	20,715,299	1.4%
Watsco, Inc.	151,566	27,021,187	1.8%
		96,277,647	6.4%
Total Common Stocks
(Cost $1,040,931,422)		1,449,800,170	96.8%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class 1.81%(3)	48,900,750	48,900,750	3.3%
Total Short-Term Investment
(Cost $48,900,750)		48,900,750	3.3%
Total Investments
(Cost $1,089,832,172)		1,498,700,920	100.1%
Liabilities in Excess of Other Assets		(1,223,417)	(0.1)%
TOTAL NET ASSETS		$1,497,477,503	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,449,800,170	$—	$—	$1,449,800,170
Total Equity	1,449,800,170	—	—	1,449,800,170
Short-Term Investment
Money Market Mutual Fund	48,900,750	—	—	48,900,750
Total Short-Term Investment	48,900,750	—	—	48,900,750
Total Investments*	$1,498,700,920	$—	$—	$1,498,700,920

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

A June 30, 2018 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Value Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Boingo Wireless, Inc.	5.1%
ICU Medical, Inc.	4.6%
Stamps.com, Inc.	4.2%
ZAGG, Inc.	3.9%
Bofi Holding, Inc.	3.7%
American Financial Group, Inc.	3.2%
Meta Financial Group, Inc.	3.2%
Silicon Motion Technology Corp.	3.0%
Cypress Semiconductor Corp.	2.8%
Lamb Weston Holdings, Inc.	2.7%

Net Assets:	$19,560,865
Portfolio Turnover Rate(5):	9%
Number of Equity Holdings:	42

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.92%
Investor Class:	2.17%	(4)

Net
Institutional Class:	0.95%
Investor Class:	1.20%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2018.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2018, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2019.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Small/Mid Cap Value Fund
June 30, 2018 (Unaudited)

Total Returns

			Average
			Annual
			Since
For the Periods Ended June 30, 2018	Six Months	One Year	Inception(1)
Institutional Class Shares	0.00%	14.68%	9.40%
Investor Class Shares	-0.08%	14.31%	9.12%
Russell 2500® Value Index(2)	3.00%	11.49%	12.57%

(1)	For the period from November 30, 2015 (inception date) through June 30, 2018.
(2)
The Russell 2500® Value Index measures the performance of the small cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small to mid cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks
			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	6,200	$411,556	2.1%
Air Freight & Logistics
Air Transport Services Group, Inc.(1)	21,047	475,451	2.4%
Atlas Air Worldwide Holdings, Inc.(1)	6,445	462,107	2.4%
		937,558	4.8%
Banks
Hilltop Holdings, Inc.	12,318	271,858	1.4%
Capital Markets
Diamond Hill Investment Group, Inc.	1,550	301,367	1.5%
Commercial Services & Supplies
Deluxe Corp.	4,731	313,240	1.6%
Communications Equipment
Resonant, Inc.(1)	40,706	229,582	1.2%
Construction & Engineering
Quanta Services, Inc.(1)	13,623	455,008	2.3%
Distributors
LKQ Corp.(1)	10,523	335,684	1.7%
Electric Utilities
Alliant Energy Corp.	8,484	359,043	1.8%
Pinnacle West Capital Corp.	4,976	400,866	2.1%
		759,909	3.9%
Electronic Equipment, Instruments & Components
Belden, Inc.	5,629	344,044	1.8%
Dolby Laboratories, Inc. – Class A	6,445	397,593	2.0%
		741,637	3.8%
Energy Equipment & Services
Solaris Oilfield Infrastructure, Inc.(1)	24,391	348,547	1.8%
Equity Real Estate Investment Trusts(REITs)
Agree Realty Corp.	9,381	495,036	2.6%
CyrusOne, Inc.	6,526	380,857	1.9%
Physicians Realty Trust	24,881	396,603	2.0%
Ryman Hospitality Properties, Inc.	4,731	393,383	2.0%
Sunstone Hotel Investors, Inc.	17,947	298,279	1.5%
		1,964,158	10.0%
Food Products
Lamb Weston Holdings, Inc.	7,668	525,334	2.7%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Health Care Equipment & Supplies
ICU Medical, Inc.(1)	3,100	$910,315	4.6%
Health Care Providers & Services
DaVita, Inc.(1)	5,792	402,196	2.1%
Laboratory Corp. of America Holdings(1)	2,284	410,047	2.1%
		812,243	4.2%
Household Durables
ZAGG, Inc.(1)	43,399	750,802	3.9%
Household Products
Orchids Paper Products Co.(1)	16,968	67,533	0.3%
Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp.(2)	40,462	391,268	2.0%
Insurance
American Financial Group, Inc.	5,874	630,456	3.2%
Internet Software & Services
j2 Global, Inc.	5,955	515,763	2.7%
Stamps.com, Inc.(1)	3,181	804,952	4.2%
VeriSign, Inc.(1)	3,426	470,801	2.4%
		1,791,516	9.3%
IT Services
Leidos Holdings, Inc.	6,118	360,962	1.8%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	14,521	456,395	2.3%
Pharmaceuticals
Jazz Pharmaceuticals PLC(1)(2)	2,284	393,533	2.0%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	35,731	556,689	2.8%
Integrated Device Technology, Inc.(1)	12,971	413,515	2.1%
Silicon Motion Technology Corp. – ADR(2)	11,013	582,478	3.0%
		1,552,682	7.9%
Thrifts & Mortgage Finance
Bofi Holding, Inc.(1)	17,457	714,166	3.7%
Essent Group Ltd.(1)(2)	8,321	298,058	1.5%
Meta Financial Group, Inc.	6,363	619,756	3.2%
NMI Holdings, Inc. – Class A(1)	23,086	376,302	1.9%
		2,008,282	10.3%
Trading Companies & Distributors
Air Lease Corp.	8,729	366,356	1.9%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Wireless Telecommunication Services
Boingo Wireless, Inc.(1)	44,159	$997,552	5.1%
Total Common Stocks
(Cost $15,912,745)		19,085,333	97.6%
Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 1.81%(3)	451,517	451,517	2.3%
Total Short-Term Investment
(Cost $451,517)		451,517	2.3%
Total Investments
(Cost $16,364,262)		19,536,850	99.9%
Other Assets in Excess of Liabilities		24,015	0.1%
TOTAL NET ASSETS		$19,560,865	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$19,085,333	$—	$—	$19,085,333
Total Equity	19,085,333	—	—	19,085,333
Short-Term Investment
Money Market Fund	451,517	—	—	451,517
Total Short-Term Investment	451,517	—	—	451,517
Total Investments*	$19,536,850	$—	$—	$19,536,850

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

A June 30, 2018 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Value Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

ICU Medical, Inc.	5.9%
Boingo Wireless, Inc.	5.2%
Stamps.com, Inc.	4.0%
ZAGG, Inc.	3.8%
Bofi Holding, Inc.	3.6%
Lamb Weston Holdings, Inc.	3.3%
j2 Global, Inc.	3.2%
NMI Holdings, Inc.	3.1%
Meta Financial Group, Inc.	3.1%
Merchants Bancorp	2.9%

Net Assets:	$37,001,349
Portfolio Turnover Rate(5):	14%
Number of Equity Holdings:	39

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.35%
Investor Class:	1.60%	(4)

Net
Institutional Class:	1.00%
Investor Class:	1.25%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2018.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2018, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 1.00% of average daily net assets for the Institutional Class shares and 1.25% of average daily net assets for the Investor Class shares, at least through April 30, 2019.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird SmallCap Value Fund
June 30, 2018 (Unaudited)

Total Returns

			Average Annual
				Since
For the Periods Ended June 30, 2018	Six Months	One Year	Five Year	Inception(1)
Institutional Class Shares	1.41%	15.88%	9.70%	10.98%
Investor Class Shares	1.30%	15.64%	9.43%	10.70%
Russell 2000® Value Index(2)	5.44%	13.10%	11.18%	12.66%

(1)	For the period from May 1, 2012 (inception date) through June 30, 2018.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks
			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	12,965	$860,617	2.3%
Air Freight & Logistics
Air Transport Services Group, Inc.(1)	39,055	882,252	2.4%
Atlas Air Worldwide Holdings, Inc.(1)	12,005	860,759	2.3%
		1,743,011	4.7%
Banks
Hilltop Holdings, Inc.	23,049	508,691	1.4%
Biotechnology
Eagle Pharmaceuticals, Inc.(1)	8,003	605,507	1.6%
Building Products
Patrick Industries, Inc.(1)	11,124	632,399	1.7%
Capital Markets
Diamond Hill Investment Group, Inc.	4,162	809,218	2.2%
Commercial Services & Supplies
Deluxe Corp.	10,244	678,255	1.8%
Communications Equipment
Resonant, Inc.(1)	81,471	459,496	1.3%
Construction & Engineering
Quanta Services, Inc.(1)	26,090	871,406	2.4%
Electic Utilities
Alliant Energy Corp.	20,168	853,510	2.3%
Electronic Equipment, Instruments & Components
Belden, Inc.	10,404	635,892	1.7%
Knowles Corp.(1)	49,139	751,827	2.1%
		1,387,719	3.8%
Energy Equipment & Services
Solaris Oilfield Infrastructure, Inc.(1)	52,020	743,366	2.0%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	20,008	1,055,822	2.9%
CyrusOne, Inc.	12,325	719,287	2.0%
Physicians Realty Trust	44,817	714,383	1.9%
Ryman Hospitality Properties, Inc.	8,963	745,274	2.0%
Sunstone Hotel Investors, Inc.	33,453	555,989	1.5%
		3,790,755	10.3%
Food Products
Lamb Weston Holdings, Inc.	17,767	1,217,217	3.3%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Health Care Equipment & Supplies
ICU Medical, Inc.(1)	7,422	$2,179,470	5.9%
Household Durables
ZAGG, Inc.(1)	81,951	1,417,752	3.8%
Household Products
Orchids Paper Products Co.(1)	30,432	121,119	0.3%
Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp.(2)	103,879	1,004,510	2.7%
Internet Software & Services
j2 Global, Inc.	13,605	1,178,329	3.2%
Stamps.com, Inc.(1)	5,922	1,498,562	4.0%
		2,676,891	7.2%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc. – Class A	27,851	875,357	2.4%
Capstead Mortgage Corp.	84,032	752,086	2.0%
		1,627,443	4.4%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	67,546	1,052,367	2.8%
Integrated Device Technology, Inc.(1)	24,009	765,407	2.1%
Silicon Motion Technology Corp. – ADR(2)	20,008	1,058,223	2.9%
		2,875,997	7.8%
Technology Hardware, Storage & Peripherals
Immersion Corp.(1)	43,826	676,674	1.8%
Thrifts & Mortgage Finance
Bofi Holding, Inc.(1)	32,012	1,309,611	3.6%
Merchants Bancorp	37,294	1,063,998	2.9%
Meta Financial Group, Inc.	11,845	1,153,703	3.1%
NMI Holdings, Inc.(1)	71,067	1,158,392	3.1%
		4,685,704	12.7%
Trading Companies & Distributors
Air Lease Corp.	16,166	678,487	1.8%
Wireless Telecommunication Services
Boingo Wireless, Inc.(1)	85,574	1,933,117	5.2%
Total Common Stocks
(Cost $25,575,968)		35,038,331	94.7%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Short-Term Investment
			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class 1.81%(3)	1,913,578	$1,913,578	5.2%
Total Short-Term Investment
(Cost $1,913,578)		1,913,578	5.2%
Total Investments
(Cost $27,489,546)		36,951,909	99.9%
Other Assets in Excess of Liabilities		49,440	0.1%
TOTAL NET ASSETS		$37,001,349	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$35,038,331	$—	$—	$35,038,331
Total Equity	35,038,331	—	—	35,038,331
Short-Term Investment
Money Market Mutual Fund	1,913,578	—	—	1,913,578
Total Short-Term Investment	1,913,578	—	—	1,913,578
Total Investments*	$36,951,909	$—	$—	$36,951,909

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

A June 30, 2018 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI ex USA Index is shown below.

Top 10 Holdings(1)

Temenos Group AG	6.0%	Net Assets:	$94,860,413
ASML Holding NV	5.5%	Portfolio Turnover Rate(5):	23%
HDFC Bank Ltd. – ADR	5.4%	Number of Equity Holdings:	27
Toronto-Dominion Bank	4.9%
Wirecard AG	4.9%	Annualized Portfolio Expense Ratio(3):
Naspers Ltd.	4.8%	Gross
DBS Group Holdings Ltd.	4.8%	Institutional Class:	1.21%
Core Laboratories NV	4.8%	Investor Class:	1.46%	(4)
Keyence Corp.	4.7%
AMS AG	4.2%	Net
		Institutional Class:	0.95%
		Investor Class:	1.20%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2018.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2018, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2019.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Chautauqua International Growth Fund
June 30, 2018 (Unaudited)

Total Returns

			Average
			Annual
			Since
For the Periods Ended June 30, 2018	Six Months	One Year	Inception(1)
Institutional Class Shares	0.79%	17.44%	13.12%
Investor Class Shares	0.64%	17.02%	12.90%
MSCI ACWI ex USA Index(2)	-3.77%	7.28%	11.07%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2018.
(2)
The MSCI ACWI ex USA Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex USA Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 65% of its total assets in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  The exact timeframe for the UK’s exit is unknown.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  The negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Other geopolitical events may also cause market disruptions.  The portfolio manager for the Fund has over 30 years of experience investing in the global markets and will attempt to minimize the negative impact of these events.  However, it is possible that geopolitical events could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks
			% of
	Shares	Value	Net Assets
Application Software
Temenos Group AG (Switzerland)(2)	38,376	$5,771,235	6.0%
Asset Management & Custody Banks
CI Financial Corp. (Canada)(1)	70,254	1,262,771	1.3%
Julius Baer Group Ltd. (Switzerland)(2)	51,122	2,994,291	3.2%
		4,257,062	4.5%
Automobile Manufacturers
BYD Co. Ltd. (China)(2)	233,380	1,439,171	1.5%
Biotechnology
Genmab A/S (Denmark)(1)(2)	20,994	3,230,308	3.4%
Cable & Satellite
Naspers Ltd. (South Africa)(2)	18,229	4,596,330	4.8%
Data Processing & Outsourced Services
Wirecard AG (Germany)(2)	28,804	4,609,234	4.9%
Diversified Banks
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)(2)	5,716,517	1,130,675	1.2%
DBS Group Holdings Ltd. (Singapore)(2)	235,360	4,577,051	4.8%
Toronto-Dominion Bank (Canada)(1)	80,847	4,679,305	4.9%
		10,387,031	10.9%
Education Services
TAL Education Group (China)(1)	102,841	3,784,549	4.0%
Electronic Equipment & Instruments
Keyence Corp. (Japan)(2)	7,703	4,344,604	4.7%
Health Care Distributors
Sinopharm Group Co. Ltd. (China)	548,853	2,207,137	2.3%
Household Products
Reckitt Benckiser Group PLC (United Kingdom)(2)	35,253	2,896,554	3.1%
Industrial Machinery
FANUC Corp. (Japan)(2)	7,890	1,563,891	1.6%
Internet Retail
Alibaba Group Holding Ltd. – ADR (China)(1)	8,479	1,573,109	1.7%
Ctrip.com International Ltd. – ADR (China)(1)	50,685	2,414,126	2.5%
		3,987,235	4.2%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	35,800	4,518,318	4.8%
Personal Products
Amorepacific Corp. (Republic of Korea)(2)	12,515	3,622,770	3.8%
Pharmaceuticals
Allergan PLC (Ireland)	15,953	2,659,684	2.8%
Novo Nordisk A/S – ADR (Denmark)	77,759	3,586,245	3.8%
Roche Holding AG (Switzerland)(2)	8,611	1,910,421	2.0%
		8,156,350	8.6%

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Professional Services
Recruit Holdings Co. Ltd. (Japan)(2)	141,743	$3,914,752	4.1%
Regional Banks
HDFC Bank Ltd. – ADR (India)	48,397	5,082,653	5.4%
Semiconductor Equipment
ASML Holding NV (Netherlands)	26,431	5,232,545	5.5%
Semiconductors
AMS AG (Austria)(2)	53,722	3,984,031	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Taiwan)	64,555	2,360,131	2.5%
		6,344,162	6.7%
Total Common Stocks
(Cost $80,179,471)		89,945,891	94.8%
Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class 1.81%(3)	5,924,703	5,924,703	6.2%
Total Short-Term Investment
(Cost $5,924,703)		5,924,703	6.2%
Total Investments
(Cost $86,104,174)		95,870,594	101.0%
Liabilities in Excess of Other Assets		(1,010,181)	(1.0)%
TOTAL NET ASSETS		$94,860,413	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Fair Valued Security – See Note 2a to the Financial Statements.
(3)	7-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$39,360,573	$50,585,318	$—	$89,945,891
Total Equity	39,360,573	50,585,318	—	89,945,891
Short-Term Investment
Money Market Mutual Fund	5,924,703	—	—	5,924,703
Total Short-Term Investment	5,924,703	—	—	5,924,703
Total Investments*	$45,285,276	$50,585,318	$—	$95,870,594

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  The table below represents the transfers between Level 1 and Level 2 at June 30, 2018 due to fair valuation of certain foreign markets pursuant to an independent fair value pricing model.  The Fund did not hold any Level 3 securities as of June 30, 2018.  See the Fund’s valuation policy in Note 2a to the financial statements.

Transfers into Level 1	$2,207,137
Transfers out of Level 2	(2,207,137)
Net transfers	$—

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
June 30, 2018 (Unaudited)

Portfolio Characteristics

A June 30, 2018 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI Index is shown below.

Top 10 Holdings(1)

Temenos Group AG	5.9%	Net Assets:	$40,073,247
Recruit Holdings Co. Ltd.	4.4%	Portfolio Turnover Rate(5):	23%
NVIDIA Corp.	4.3%	Number of Equity Holdings:	41
Wirecard AG	3.7%
Charles Schwab Corp.	3.7%	Annualized Portfolio Expense Ratio(3):
HDFC Bank Ltd. – ADR	3.7%	Gross
Keyence Corp.	3.6%	Institutional Class:	2.26%
Naspers Ltd.	3.5%	Investor Class:	2.51%	(4)
AMS AG	3.4%
Toronto-Dominion Bank	3.3%	Net
		Institutional Class:	0.95%
		Investor Class:	1.20%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2018.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2018, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2019.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Chautauqua Global Growth Fund
June 30, 2018 (Unaudited)

Total Returns

			Average
			Annual
			Since
For the Periods Ended June 30, 2018	Six Months	One Year	Inception(1)
Institutional Class Shares	0.74%	16.11%	16.47%
Investor Class Shares	0.60%	15.82%	16.16%
MSCI ACWI Index	-0.43%	10.73%	12.98%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2018.
(2)
The MSCI ACWI Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world. The MSCI ACWI Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  The exact timeframe for the UK’s exit is unknown.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  The negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Other geopolitical events may also cause market disruptions.  The portfolio manager for the Fund has over 30 years of experience investing in the global markets and will attempt to minimize the negative impact of these events.  However, it is possible that geopolitical events could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks
			% of
	Shares	Value	Net Assets
Apparel Retail
TJX Cos, Inc. (United States)	10,974	$1,044,505	2.6%
Application Software
Temenos Group AG (Switzerland)(2)	15,660	2,355,054	5.9%
Asset Management & Custody Banks
CI Financial Corp. (Canada)(1)	21,807	391,967	1.0%
Julius Baer Group Ltd. (Switzerland)(2)	15,107	884,839	2.2%
		1,276,806	3.2%
Automobile Manufacturers
BYD Co Ltd. (China)(2)	97,830	603,283	1.5%
Biotechnology
Celgene Corp. (United States)(1)	5,826	462,701	1.1%
Genmab A/S (Denmark)(1)(2)	6,245	960,907	2.4%
Incyte Corp. (United States)(1)	18,445	1,235,815	3.1%
Regeneron Pharmaceuticals, Inc. (United States)(1)	2,521	869,720	2.2%
		3,529,143	8.8%
Cable & Satellite
Naspers Ltd. (South Africa)(2)	5,483	1,382,505	3.5%
Data Processing & Outsourced Services
Wirecard AG (Germany)(2)	9,256	1,481,151	3.7%
Diversified Banks
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)(2)	2,816,172	557,012	1.4%
Toronto-Dominion Bank (Canada)(1)	23,163	1,340,641	3.3%
		1,897,653	4.7%
Education Services
TAL Education Group (China)(1)	23,240	855,232	2.1%
Electronic Equipment & Instruments
Coherent, Inc. (United States)(1)	2,841	444,389	1.1%
Keyence Corp. (Japan)(2)	2,545	1,435,417	3.6%
Universal Display Corp. (United States)	14,033	1,206,838	3.0%
		3,086,644	7.7%
Health Care Distributors
Sinopharm Group Co. Ltd. (China)	95,983	385,982	1.0%
Household Products
Reckitt Benckiser Group PLC (United Kingdom)(2)	4,810	395,213	1.0%
Industrial Machinery
FANUC Corp. (Japan)(2)	3,290	652,117	1.6%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Internet Retail
Alibaba Group Holding Ltd. – ADR (China)(1)	2,164	$401,487	1.0%
Amazon.com, Inc. (United States)(1)	313	532,037	1.3%
Ctrip.com International Ltd. – ADR (China)(1)	17,543	835,573	2.1%
		1,769,097	4.4%
Internet Software & Services
Alphabet, Inc. – Class A (United States)(1)	364	411,025	1.0%
Investment Banking & Brokerage
DBS Group Holdings Ltd. (Singapore)(2)	43,268	841,434	2.1%
IT Consulting & Other Services
MasterCard, Inc. – Class A (United States)	4,940	970,809	2.4%
Life Sciences Tools & Services
Illumina, Inc. (United States)(1)	1,903	531,489	1.3%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	10,514	1,326,972	3.3%
Other Diversified Financial Services
Charles Schwab Corp. (United States)	28,963	1,480,009	3.7%
Personal Products
Amorepacific Corp. (Republic of Korea)(2)	1,266	366,474	0.9%
Pharmaceuticals
Allergan PLC (Ireland)	2,315	385,957	1.0%
Novo Nordisk A/S – ADR (Denmark)	22,350	1,030,782	2.6%
Roche Holding AG (Switzerland)(2)	1,564	346,986	0.8%
		1,763,725	4.4%
Professional Services
Recruit Holdings Co. Ltd. (Japan)(2)	63,667	1,758,397	4.4%
Regional Banks
HDFC Bank Ltd. – ADR (India)	14,088	1,479,522	3.7%
SVB Financial Group (United States)(1)	3,968	1,145,800	2.9%
		2,625,322	6.6%
Semiconductor Equipment
ASML Holding NV (Netherlands)	2,745	543,428	1.4%
Semiconductors
AMS AG (Austria)(2)	18,576	1,377,599	3.4%
NVIDIA Corp. (United States)	7,216	1,709,469	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Taiwan)	16,528	604,264	1.5%
		3,691,332	9.2%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Systems Software
Red Hat, Inc. (United States)(1)	9,591	$1,288,743	3.2%
Total Common Stocks
(Cost $35,721,522)		38,313,544	95.6%
Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class 1.81%(3)	2,154,038	2,154,038	5.4%
Total Short-Term Investment
(Cost $2,154,038)		2,154,038	5.4%
Total Investments
(Cost $37,875,560)		40,467,582	101.0%
Liabilities in Excess of Other Assets		(394,335)	(1.0)%
TOTAL NET ASSETS		$40,073,247	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Fair Valued Security – See Note 2a to Financial Statements.
(3)	7-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2018 (Unaudited)

Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$22,915,156	$15,398,388	$—	$38,313,544
Total Equity	22,915,156	15,398,388	—	38,313,544
Short-Term Investment
Money Market Fund	2,154,038	—	—	2,154,038
Total Short-Term Investment	2,154,038	—	—	2,154,038
Total Investments*	$25,069,194	$15,398,388	$—	$40,467,582

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  The table below represents the transfers between Level 1 and Level 2 at June 30, 2018 due to fair valuation of certain foreign markets pursuant to an independent fair value pricing model.  The Fund did not hold any Level 3 securities as of June 30, 2018.  See the Fund’s valuation policy in Note 2a to the financial statements.

Transfers into Level 1	$385,982
Transfers out of Level 2	(385,982)
Net transfers	$—

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2018 (Unaudited)

Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. Although, with the exception of the Chautauqua International Growth and Chautauqua Global Growth Funds which charge redemption fees, the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a  redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/18 – 6/30/18).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2018 (Unaudited)

Actual vs. Hypothetical Returns

For the Six Months Ended June 30, 2018

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund's	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/18	6/30/18	Period(1)	6/30/18	Period(1)
Baird MidCap Fund
Institutional Class	0.82%	$1,000.00	$1,068.90	$4.21	$1,020.73	$4.11
Investor Class	1.07%	$1,000.00	$1,067.50	$5.49	$1,019.49	$5.36

Baird Small/Mid
Cap Value Fund
Institutional Class	0.95%	$1,000.00	$1,000.00	$4.71	$1,020.08	$4.76
Investor Class	1.20%	$1,000.00	$ 999.20	$5.95	$1,018.84	$6.01

Baird SmallCap Value Fund
Institutional Class	1.00%	$1,000.00	$1,014.10	$4.99	$1,019.84	$5.01
Investor Class	1.25%	$1,000.00	$1,013.00	$6.24	$1,018.60	$6.26

Chautauqua International
Growth Fund
Institutional Class	0.95%	$1,000.00	$1,007.90	$4.73	$1,020.08	$4.76
Investor Class	1.20%	$1,000.00	$1,006.40	$5.97	$1,018.84	$6.01

Chautauqua Global
Growth Fund
Institutional Class	0.95%	$1,000.00	$1,007.40	$4.73	$1,020.08	$4.76
Investor Class	1.20%	$1,000.00	$1,006.00	$5.97	$1,018.84	$6.01

(1)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2018 (Unaudited)

		Baird
	Baird	Small/Mid	Baird
	MidCap	Cap Value	SmallCap
	Fund	Fund	Value Fund
ASSETS:
Investments, at value (cost $1,089,832,172,
$16,364,262 and $27,489,546, respectively)	$1,498,700,920	$19,536,850	$36,951,909
Dividends receivable	378,692	32,618	80,898
Interest receivable	86,423	692	2,486
Receivable for Fund shares sold	2,075,613	16,285	25,710
Receivable from Advisor, net (Note 5)	—	69	—
Prepaid expenses and other assets	1,195	8,691	1,419
Total assets	1,501,242,843	19,595,205	37,062,422
LIABILITIES:
Payable for Fund shares repurchased	2,487,820	—	5,604
Payable to Advisor, net (Note 5)	943,492	—	14,759
Payable to directors	2,423	2,297	2,238
Accrued Rule 12b-1 fees (Note 7)	61,192	77	1,599
Accrued shareholder servicing fees	143,287	6,748	8,415
Accrued fund accounting fees	30,339	8,113	7,964
Accrued professional fees	9,896	9,954	9,754
Accrued expenses and other liabilities	86,891	7,151	10,740
Total liabilities	3,765,340	34,340	61,073
NET ASSETS	$1,497,477,503	$19,560,865	$37,001,349
NET ASSETS CONSIST OF:
Capital stock	$1,014,798,456	$16,470,185	$26,185,789
Accumulated undistributed
net investment income (loss)	(1,615,603)	39,095	61,825
Accumulated net realized
gain (loss) on investments sold	75,425,902	(121,003)	1,291,372
Net unrealized appreciation on investments	408,868,748	3,172,588	9,462,363
NET ASSETS	$1,497,477,503	$19,560,865	$37,001,349
INSTITUTIONAL CLASS SHARES
Net Assets	$1,380,621,843	$19,415,220	$34,628,186
Shares outstanding ($0.01 par value,
unlimited shares authorized)	67,417,691	1,561,676	2,009,317
Net asset value, offering and
redemption price per share	$20.48	$12.43	$17.23
INVESTOR CLASS SHARES
Net Assets	$116,855,660	$145,645	$2,373,163
Shares outstanding ($0.01 par value,
unlimited shares authorized)	6,006,003	11,752	138,053
Net asset value, offering and
redemption price per share	$19.46	$12.39	$17.19

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2018 (Unaudited)

	Chautauqua	Chautauqua
	International	Global
	Growth Fund	Growth Fund
ASSETS:
Investments, at value (cost $86,104,174
and $37,875,560, respectively)	$95,870,594	$40,467,582
Foreign Currency, at value
(cost $70,798 and $12,025, respectively)	70,209	13,183
Dividends receivable	153,775	34,493
Interest receivable	7,608	3,216
Receivable for Fund shares sold	142,293	156,202
Prepaid expenses and other assets	404	112
Total assets	96,244,883	40,674,788
LIABILITIES:
Payable for securities purchased	1,261,261	542,518
Payable for Fund shares repurchased	13,677	—
Payable to Advisor, net (Note 5)	54,402	14,229
Payable to directors	2,416	2,241
Accrued Rule 12b-1 fees (Note 7)	1,688	549
Accrued shareholder servicing fees	10,071	6,655
Accrued fund accounting fees	9,187	8,451
Accrued professional fees	11,082	11,080
Accrued expenses and other liabilities	20,686	15,818
Total liabilities	1,384,470	601,541
NET ASSETS	$94,860,413	$40,073,247
NET ASSETS CONSIST OF:
Capital stock	$82,599,686	$36,841,906
Accumulated undistributed net investment income	393,788	42,773
Accumulated net realized gain on investments
sold and foreign currency translation	2,105,301	596,884
Net unrealized appreciation (depreciation) on:
Investments	9,766,420	2,592,022
Foreign currency and other assets
denominated in foreign currency	(4,782)	(338)
NET ASSETS	$94,860,413	$40,073,247
INSTITUTIONAL CLASS SHARES
Net Assets	$91,822,428	$39,128,310
Shares outstanding ($0.01 par value, unlimited shares authorized)	7,236,815	2,892,893
Net asset value, offering and redemption price per share	$12.69	$13.53
INVESTOR CLASS SHARES
Net Assets	$3,037,985	$944,937
Shares outstanding ($0.01 par value, unlimited shares authorized)	240,151	70,244
Net asset value, offering and redemption price per share	$12.65	$13.45

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2018 (Unaudited)

		Baird
	Baird	Small/Mid	Baird
	MidCap	Cap Value	SmallCap
	Fund	Fund	Value Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes
withheld of $0, $1,486 and $3,887, respectively)	$4,079,913	$117,498	$232,273
Interest	402,030	7,096	9,328
Total investment income	4,481,943	124,594	241,601
EXPENSES:
Investment advisory fees (Note 5)	5,455,044	71,854	150,201
Administration fees	46,843	1,891	2,368
Shareholder servicing fees	288,579	7,093	8,514
Fund accounting fees	30,523	8,065	7,863
Professional fees	16,471	16,562	16,471
Federal and state registration	32,580	24,903	22,952
Directors fees	29,140	29,321	29,231
Custody fees	11,229	3,311	2,058
Reports to shareholders	43,265	542	633
Miscellaneous expenses	710	456	3,008
Rule 12b-1 fees – Investor Class Shares (Note 7)	143,162	172	3,069
Total expenses	6,097,546	164,170	246,368
Fee waiver by Advisor (Note 5)	—	(78,671)	(66,592)
Net expenses	6,097,546	85,499	179,776
NET INVESTMENT INCOME (LOSS)	(1,615,603)	39,095	61,825

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	63,868,497	(93,224)	534,095
Change in unrealized appreciation (depreciation)
on investments	33,064,433	62,962	(98,368)
Net realized and unrealized gain (loss) on investments	96,932,930	(30,262)	435,727
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$95,317,327	$8,833	$497,552

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2018 (Unaudited)

	Chautauqua	Chautauqua
	International	Global
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes
withheld of $82,602 and $18,030, respectively)	$756,678	$198,607
Interest	33,632	15,834
Other income	33	—
Total investment income	790,343	214,441
EXPENSES:
Investment advisory fees (Note 5)	339,393	143,489
Administration fees	3,711	2,172
Shareholder servicing fees	11,315	6,584
Fund accounting fees	9,322	8,416
Professional fees	17,665	17,665
Federal and state registration	27,955	26,892
Directors fees	29,140	29,140
Custody fees	16,306	11,688
Reports to shareholders	903	633
Miscellaneous expenses	378	274
Rule 12b-1 fees – Investor Class Shares (Note 7)	3,079	1,046
Total expenses	459,167	247,999
Fee waiver by Advisor (Note 5)	(53,059)	(76,559)
Net expenses	406,108	171,440
NET INVESTMENT INCOME	384,235	43,001

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	965,566	182,883
Foreign currency translation	(35,895)	1,190
Change in unrealized depreciation on:
Investments	(1,307,350)	(292,106)
Foreign currency translation	(4,520)	(98)
Net realized and unrealized loss on investments
and foreign currency translation	(382,199)	(108,131)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,036	$(65,130)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird MidCap Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment loss	$(1,615,603)	$(2,569,252)
Net realized gain on investments	63,868,497	143,972,259
Change in unrealized appreciation on investments	33,064,433	183,589,368
Net increase in net assets resulting from operations	95,317,327	324,992,375

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	142,836,791	349,351,022
Shares issued to holders in reinvestment of distributions	—	47,937,259
Cost of shares redeemed	(131,658,408)	(511,066,587)
Net increase (decrease) in net assets resulting
from capital share transactions	11,178,383	(113,778,306)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	—	(57,234,919)
Total Distributions	—	(57,234,919)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(5,225,266)
Total Distributions	—	(5,225,266)

TOTAL INCREASE IN NET ASSETS	106,495,710	148,753,884

NET ASSETS:
Beginning of period	1,390,981,793	1,242,227,909
End of period (including accumulated
undistributed net investment income (loss)
of $(1,615,603) and $0, respectively)	$1,497,477,503	$1,390,981,793

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Small/Mid Cap Value Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$39,095	$83,134
Net realized gain (loss) on investments	(93,224)	412,449
Change in unrealized appreciation on investments	62,962	2,099,758
Net increase in net assets resulting from operations	8,833	2,595,341

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,018,047	6,798,695
Shares issued to holders in reinvestment of distributions	—	75,423
Cost of shares redeemed	(411,259)	(4,405,931)
Net increase in net assets resulting
from capital share transactions	2,606,788	2,468,187

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(81,188)
From net realized gains	—	(3,750)
Total Distributions	—	(84,938)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(310)
From net realized gains	—	(14)
Total Distributions	—	(324)

TOTAL INCREASE IN NET ASSETS	2,615,621	4,978,266

NET ASSETS:
Beginning of period	16,945,244	11,966,978
End of period (including accumulated
undistributed net investment income
of $39,095 and $0, respectively)	$19,560,865	$16,945,244

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird SmallCap Value Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$61,825	$185,540
Net realized gain on investments	534,095	1,935,024
Change in unrealized appreciation (depreciation)
on investments	(98,368)	3,236,935
Net increase in net assets resulting from operations	497,552	5,357,499

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,919,167	4,358,641
Shares issued to holders in reinvestment of distributions	—	879,036
Cost of shares redeemed	(2,633,036)	(4,203,475)
Net increase in net assets resulting
from capital share transactions	286,131	1,034,202

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(173,048)
From net realized gains	—	(778,275)
Total Distributions	—	(951,323)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(8,072)
From net realized gains	—	(63,535)
Total Distributions	—	(71,607)

TOTAL INCREASE IN NET ASSETS	783,683	5,368,771

NET ASSETS:
Beginning of period	36,217,666	30,848,895
End of period (including accumulated
undistributed net investment income
of $61,825 and $0, respectively)	$37,001,349	$36,217,666

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Chautauqua International Growth Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income	$384,235	$163,385
Net realized gain on investments
and foreign currency translation	929,671	3,676,719
Change in unrealized appreciation (depreciation)
on investments and foreign currency translation	(1,311,870)	11,425,067
Net increase in net assets
resulting from operations	2,036	15,265,171

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,994,503	54,726,978
Shares issued to holders in reinvestment of distributions	—	2,307,063
Cost of shares redeemed	(8,942,328)	(9,195,880)
Redemption fees (Note 8)	1,873	11,284
Net increase in net assets resulting
from capital share transactions	19,054,048	47,849,445

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(121,984)
From net realized gains	—	(2,293,649)
Total Distributions	—	(2,415,633)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(555)
From net realized gains	—	(51,401)
Total Distributions	—	(51,956)

TOTAL INCREASE IN NET ASSETS	19,056,084	60,647,027

NET ASSETS:
Beginning of period	75,804,329	15,157,302
End of period (including accumulated
undistributed net investment income
of $393,788 and $9,553, respectively)	$94,860,413	$75,804,329

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Chautauqua Global Growth Fund

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS:
Net investment income (loss)	$43,001	$(40,268)
Net realized gain on investments
and foreign currency translation	184,073	1,239,743
Change in unrealized appreciation (depreciation)
on investments and foreign currency translation	(292,204)	2,700,039
Net increase (decrease) in net assets
resulting from operations	(65,130)	3,899,514

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,602,725	13,308,152
Shares issued to holders in reinvestment of distributions	—	582,584
Cost of shares redeemed	(1,372,582)	(1,065,485)
Redemption fees (Note 8)	1,452	965
Net increase in net assets resulting
from capital share transactions	16,231,595	12,826,216

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	—	(645,449)
Total Distributions	—	(645,449)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(22,310)
Total Distributions	—	(22,310)

TOTAL INCREASE IN NET ASSETS	16,166,465	16,057,971

NET ASSETS:
Beginning of period	23,906,782	7,848,811
End of period (including accumulated
undistributed net investment income (loss)
of $42,773 and $(228), respectively)	$40,073,247	$23,906,782

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016		2015		2014		2013
Per Share Data:
Net asset value,
beginning of period	$19.16		$15.80		$14.99		$15.57		$15.00		$11.52
Income from
investment operations:
Net investment loss	(0.02	)(1)	(0.03	)(1)	(0.02	)(1)	(0.03	)(1)	(0.03	)(1)	(0.01)
Net realized and unrealized
gains (losses) on investments	1.34		4.28		0.83		(0.53)		0.76		3.80
Total from
investment operations	1.32		4.25		0.81		(0.56)		0.73		3.79
Less distributions:
Distributions from
net realized gains	—		(0.89)		—		(0.02)		(0.16)		(0.31)
Total distributions	—		(0.89)		—		(0.02)		(0.16)		(0.31)
Net asset value, end of period	$20.48		$19.16		$15.80		$14.99		$15.57		$15.00
Total return	6.89	%(2)	26.88%		5.40%		(3.59)%		4.85%		32.90%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,380.6		$1,279.6		$1,105.1		$1,035.0		$910.9		$286.1
Ratio of expenses
to average net assets	0.82	%(3)	0.83%		0.82%		0.80%		0.85%		0.85%
Ratio of expenses to
average net assets
(before waivers)	0.82	%(3)	0.83%		0.82%		0.80%		0.87%		0.87%
Ratio of net investment
loss to average net assets	(0.20	)%(3)	(0.17)%		(0.14)%		(0.18)%		(0.17)%		(0.04)%
Ratio of net investment
loss to average net assets
(before waivers)	(0.20	)%(3)	(0.17)%		(0.14)%		(0.18)%		(0.19)%		(0.06)%
Portfolio turnover rate(4)	24	%(2)	45%		57%		53%		37%		36%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016		2015		2014		2013
Per Share Data:
Net asset value,
beginning of period	$18.23		$15.10		$14.36		$14.96		$14.45		$11.13
Income from
investment operations:
Net investment loss	(0.04	)(1)	(0.07	)(1)	(0.06	)(1)	(0.06	)(1)	(0.06	)(1)	(0.03)
Net realized and unrealized
gains (losses) on investments	1.27		4.09		0.80		(0.52)		0.73		3.66
Total from
investment operations	1.23		4.02		0.74		(0.58)		0.67		3.63
Less distributions:
Distributions from
net realized gains	—		(0.89)		—		(0.02)		(0.16)		(0.31)
Total distributions	—		(0.89)		—		(0.02)		(0.16)		(0.31)
Net asset value, end of period	$19.46		$18.23		$15.10		$14.36		$14.96		$14.45
Total return	6.75	%(2)	26.61%		5.08%		(3.80)%		4.62%		32.62%
Supplemental data and ratios:
Net assets,
end of period (millions)	$116.9		$111.4		$137.2		$184.1		$205.4		$143.1
Ratio of expenses
to average net assets	1.07	%(3)	1.08%		1.07%		1.05%		1.10%		1.10%
Ratio of expenses to
average net assets
(before waivers)	1.07	%(3)	1.08%		1.07%		1.05%		1.12%		1.12%
Ratio of net investment
loss to average net assets	(0.45	)%(3)	(0.42)%		(0.39)%		(0.43)%		(0.42)%		(0.29)%
Ratio of net investment
loss to average net assets
(before waivers)	(0.45	)%(3)	(0.42)%		(0.39)%		(0.43)%		(0.44)%		(0.31)%
Portfolio turnover rate(4)	24	%(2)	45%		57%		53%		37%		36%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Institutional Class

	Six Months
	Ended					Period Ended
	June 30, 2018		Year Ended December 31,			December 31,
	(Unaudited)		2017		2016	2015(1)
Per Share Data:
Net asset value, beginning of period	$12.43		$10.29		$9.52	$10.00
Income from investment operations:
Net investment income(2)	0.03		0.07		0.13	0.02
Net realized and unrealized
gains (losses) on investments	(0.03)		2.14		0.72	(0.49)
Total from investment operations	0.00		2.21		0.85	(0.47)
Less distributions:
Distributions from net investment income	—		(0.07)		(0.08)	(0.01)
Distributions from net realized gains	—		(0.00	)(3)	—	—
Total distributions	—		(0.07)		(0.08)	(0.01)
Net asset value, end of period	$12.43		$12.43		$10.29	$9.52
Total return	0.00	%(4)	21.48%		8.91%	(4.66	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$19.4		$16.9		$11.9	$4.7
Ratio of expenses to average net assets	0.95	%(5)	0.95%		0.95%	0.95	%(5)
Ratio of expenses to
average net assets (before waivers)	1.83	%(5)	1.91%		2.86%	6.88	%(5)
Ratio of net investment income
to average net assets	0.44	%(5)	0.62%		1.35%	1.96	%(5)
Ratio of net investment loss to
average net assets (before waivers)	(0.44	)%(5)	(0.34)%		(0.56)%	(3.97	)%(5)
Portfolio turnover rate(6)	9	%(4)	60%		38%	15	%(4)

(1)	Inception was close of business on November 30, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Investor Class

	Six Months
	Ended					Period Ended
	June 30, 2018		Year Ended December 31,			December 31,
	(Unaudited)		2017		2016	2015(1)
Per Share Data:
Net asset value, beginning of period	$12.40		$10.28		$9.52	$10.00
Income from investment operations:
Net investment income(2)	0.01		0.04		0.11	0.01
Net realized and unrealized
gains (losses) on investments	(0.02)		2.13		0.71	(0.48)
Total from investment operations	(0.01)		2.17		0.82	(0.47)
Less distributions:
Distributions from net investment income	—		(0.05)		(0.06)	(0.01)
Distributions from net realized gains	—		(0.00	)(3)	—	—
Total distributions	—		(0.05)		(0.06)	(0.01)
Net asset value, end of period	$12.39		$12.40		$10.28	$9.52
Total return	(0.08	)%(4)	21.08%		8.64%	(4.67	)%(4)
Supplemental data and ratios:
Net assets, end of period (thousands)	$145.6		$86.1		$53.2	$19.0
Ratio of expenses to average net assets	1.20	%(5)	1.20%		1.20%	1.20	%(5)
Ratio of expenses to
average net assets (before waivers)	2.08	%(5)	2.16%		3.11%	7.13	%(5)
Ratio of net investment income
to average net assets	0.19	%(5)	0.37%		1.10%	1.71	%(5)
Ratio of net investment loss to
average net assets (before waivers)	(0.69	)%(5)	(0.59)%		(0.81)%	(4.22	)%(5)
Portfolio turnover rate(6)	9	%(4)	60%		38%	15	%(4)

(1)	Inception was close of business on November 30, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Institutional Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Data:
Net asset value,
beginning of period	$16.99		$14.83	$13.03	$13.82	$14.01	$10.20
Income from
investment operations:
Net investment income(1)	0.03		0.09	0.21	0.11	0.05	0.07
Net realized and unrealized
gains (losses) on investments	0.21		2.59	1.76	(0.82)	0.01	3.99
Total from
investment operations	0.24		2.68	1.97	(0.71)	0.06	4.06
Less distributions:
Distributions from
net investment income	—		(0.09)	(0.17)	(0.08)	(0.05)	(0.05)
Distributions from
net realized gains	—		(0.43)	—	—	(0.20)	(0.20)
Total distributions	—		(0.52)	(0.17)	(0.08)	(0.25)	(0.25)
Net asset value, end of period	$17.23		$16.99	$14.83	$13.03	$13.82	$14.01
Total return	1.41	%(2)	18.05%	15.11%	(5.11)%	0.42%	39.85%
Supplemental data and ratios:
Net assets,
end of period (millions)	$34.6		$33.6	$28.2	$23.1	$23.5	$19.0
Ratio of expenses to
average net assets	1.00	%(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.38	%(3)	1.35%	1.43%	1.51%	1.55%	2.02%
Ratio of net investment
income to average net assets	0.37	%(3)	0.61%	1.58%	0.79%	0.36%	0.71%
Ratio of net investment
income (loss) to average
net assets (before waivers)	(0.01	)%(3)	0.26%	1.15%	0.28%	(0.19)%	(0.31)%
Portfolio turnover rate(4)	14	%(2)	30%	49%	42%	42%	37%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Investor Class

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Data:
Net asset value,
beginning of period	$16.97		$14.81	$12.99	$13.78	$13.98	$10.19
Income from
investment operations:
Net investment income(1)	0.01		0.06	0.18	0.07	0.02	0.04
Net realized and unrealized
gains (losses) on investments	0.21		2.58	1.75	(0.81)	0.00 (2)	3.99
Total from
investment operations	0.22		2.64	1.93	(0.74)	0.02	4.03
Less distributions:
Distributions from
net investment income	—		(0.05)	(0.11)	(0.05)	(0.02)	(0.04)
Distributions from
net realized gains	—		(0.43)	—	—	(0.20)	(0.20)
Total distributions	—		(0.48)	(0.11)	(0.05)	(0.22)	(0.24)
Net asset value, end of period	$17.19		$16.97	$14.81	$12.99	$13.78	$13.98
Total return	1.30	%(3)	17.78%	14.84%	(5.37)%	0.13%	39.58%
Supplemental data and ratios:
Net assets,
end of period (millions)	$2.4		$2.6	$2.6	$2.0	$2.1	$1.1
Ratio of expenses to
average net assets	1.25	%(4)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average
net assets (before waivers)	1.63	%(4)	1.60%	1.68%	1.76%	1.80%	2.27%
Ratio of net investment
income to average net assets	0.12	%(4)	0.36%	1.33%	0.54%	0.11%	0.46%
Ratio of net investment
income (loss) to average
net assets (before waivers)	(0.26	)%(4)	0.01%	0.90%	0.03%	(0.44)%	(0.56)%
Portfolio turnover rate(5)	14	%(3)	30%	49%	42%	42%	37%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Institutional Class

	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2018		December 31,	December 31,
	(Unaudited)		2017	2016(1)
Per Share Data:
Net asset value, beginning of period	$12.59		$9.57	$10.00
Income from investment operations:
Net investment income(2)	0.06		0.04	0.00	(3)
Net realized and unrealized gains (losses)
on investments and foreign currency translation	0.04		3.41	(0.43)
Total from investment operations	0.10		3.45	(0.43)
Less distributions:
Distributions from net investment income	—		(0.02)	—
Distributions from net realized gains	—		(0.41)	—
Total distributions	—		(0.43)	—
Paid in capital from redemption fees	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$12.69		$12.59	$9.57
Total return	0.79	%(4)	36.11%	(4.30	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$91.8		$74.2	$14.8
Ratio of expenses to average net assets	0.95	%(5)	0.95%	0.95	%(5)
Ratio of expenses to average
net assets (before waivers)	1.08	%(5)	1.20%	2.32	%(5)
Ratio of net investment
income to average net assets	0.92	%(5)	0.30%	0.06	%(5)
Ratio of net investment income (loss)
to average net assets (before waivers)	0.79	%(5)	0.05%	(1.31	)%(5)
Portfolio turnover rate(6)	23	%(4)	71%	73	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Investor Class

	Six Months
	Ended		Year Ended		Period Ended
	June 30, 2018		December 31,		December 31,
	(Unaudited)		2017		2016(1)
Per Share Data:
Net asset value, beginning of period	$12.57		$9.56		$10.00
Income from investment operations:
Net investment income (loss)(2)	0.04		0.01		(0.01)
Net realized and unrealized gains (losses)
on investments and foreign currency translation	0.04		3.41		(0.44)
Total from investment operations	0.08		3.42		(0.45)
Less distributions:
Distributions from net investment income	—		(0.00	)(3)	—
Distributions from net realized gains	—		(0.41)		—
Total distributions	—		(0.41)		—
Paid in capital from redemption fees	0.00	(3)	0.00	(3)	0.01
Net asset value, end of period	$12.65		$12.57		$9.56
Total return	0.64	%(4)	35.86%		(4.40	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$3.0		$1.6		$0.3
Ratio of expenses to average net assets	1.20	%(5)	1.20%		1.20	%(5)
Ratio of expenses to average
net assets (before waivers)	1.33	%(5)	1.45%		2.58	%(5)
Ratio of net investment
income (loss) to average net assets	0.67	%(5)	0.05%		(0.19	)%(5)
Ratio of net investment income (loss)
to average net assets (before waivers)	0.54	%(5)	(0.20)%		(1.57	)%(5)
Portfolio turnover rate(6)	23	%(4)	71%		73	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Institutional Class

	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2018		December 31,	December 31,
	(Unaudited)		2017	2016(1)
Per Share Data:
Net asset value, beginning of period	$13.43		$10.09	$10.00
Income from investment operations:
Net investment income (loss)(2)	0.02		(0.04)	(0.01)
Net realized and unrealized gain on investments	0.08		3.85	0.10
Total from investment operations	0.10		3.81	0.09
Less distributions:
Distributions from net realized gains	—		(0.47)	—
Total distributions	—		(0.47)	—
Paid in capital from redemption fees	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$13.53		$13.43	$10.09
Total return	0.74	%(4)	37.75%	0.90	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$39.1		$23.2	$7.6
Ratio of expenses to average net assets	0.95	%(5)	0.95%	0.95	%(5)
Ratio of expenses to average
net assets (before waivers)	1.38	%(5)	2.26%	3.65	%(5)
Ratio of net investment
income (loss) to average net assets	0.25	%(5)	(0.30)%	(0.16	)%(5)
Ratio of net investment loss
to average net assets (before waivers)	(0.18	)%(5)	(1.61)%	(2.86	)%(5)
Portfolio turnover rate(6)	23	%(4)	61%	69	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Investor Class

	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2018		December 31,	December 31,
	(Unaudited)		2017	2016(1)
Per Share Data:
Net asset value, beginning of period	$13.37		$10.08	$10.00
Income from investment operations:
Net investment income (loss)(2)	0.00	(3)	(0.07)	(0.03)
Net realized and unrealized gain on investments	0.08		3.83	0.11
Total from investment operations	0.08		3.76	0.08
Less distributions:
Distributions from net realized gains	—		(0.47)	—
Total distributions	—		(0.47)	—
Paid in capital from redemption fees	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$13.45		$13.37	$10.08
Total return	0.60	%(4)	37.29%	0.80	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$0.9		$0.7	$0.2
Ratio of expenses to average net assets	1.20	%(5)	1.20%	1.20	%(5)
Ratio of expenses to average
net assets (before waivers)	1.63	%(5)	2.51%	3.90	%(5)
Ratio of net investment
income (loss) to average net assets	0.00	%(5)	(0.55)%	(0.41	)%(5)
Ratio of net investment loss
to average net assets (before waivers)	(0.43	)%(5)	(1.86)%	(3.11	)%(5)
Portfolio turnover rate(6)	23	%(4)	61%	69	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2018 (Unaudited)

1. Organization

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird MidCap Fund, the Baird Small/Mid Cap Value Fund, the Baird SmallCap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund (each a “Fund” and collectively the “Funds”), five of the fourteen series comprising the Corporation. Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).  The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The Baird MidCap Fund commenced with the sale of both Institutional and Investor Class Shares on December 29, 2000.  The Baird Small/Mid Cap Value Fund commenced with the sale of both Institutional and Investor Class Shares on November 30, 2015.  The Baird SmallCap Value Fund commenced with the sale of both Institutional and Investor Class Shares on May 1, 2012.  The Chautauqua International Growth Fund and the Chautauqua Global Growth Fund commenced with the sale of both Institutional and Investor Class Shares on April 18, 2016.  Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 7.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird Small/Mid Cap Value Fund seeks long-term capital appreciation through investments in equity securities of small- to mid-capitalization companies.

The Baird SmallCap Value Fund seeks long-term capital appreciation through investments in equity securities of small-capitalization companies.

The Chautauqua International Growth Fund seeks to provide long-term capital appreciation through investment in equity securities of both U.S. and non-U.S. companies with medium to large market capitalization.

The Chautauqua Global Growth Fund seeks to provide long-term capital appreciation through investment in equity securities of both U.S. and non-U.S. companies with medium to large market capitalization.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. On June 30, 2018, shareholders affiliated with the Advisor held 4% of the Institutional Class shares of the Baird MidCap Fund, 60% of the Institutional Class shares of the Baird Small/Mid Cap Value Fund, 54% of the Institutional Class shares of the Baird SmallCap Value Fund, 17% of the Institutional Class shares of the Chautauqua International Growth Fund, and 57% of the Institutional Class shares of the Chautauqua Global Growth Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the Securities Exchange Commission (the “SEC”) require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Funds’ independent pricing service, does not provide a price), the Board of Directors (the “Board”)

Notes to the Financial Statements
June 30, 2018 (Unaudited)

2.	Significant Accounting Policies (cont.)

of the Corporation must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the security, the security is priced at fair value as described below.  Investments in mutual funds, including money market funds, are valued at their stated net asset value (“NAV”). Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board.  In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, or it may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account factors deemed relevant by the Valuation Committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

The Chautauqua International Growth and Chautauqua Global Growth Funds have retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

b)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign

Notes to the Financial Statements
June 30, 2018 (Unaudited)

2.	Significant Accounting Policies (cont.)

companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on investments and foreign currency translations include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of assets and liabilities resulting from exchange rates.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the six months ended June 30, 2018, or for any other tax years which are open for exam.  As of June 30, 2018, open tax years include the tax years ended December 31, 2014 through 2017.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the year, the Funds did not incur any interest or penalties.

e)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on trade date. Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their respective assets or are divided equally amongst the Funds.

g)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Notes to the Financial Statements
June 30, 2018 (Unaudited)

2.	Significant Accounting Policies (cont.)

h)
Securities Transactions and Investment Income – Net realized gains and losses on sales of securities are computed using the identified cost basis.  For financial reporting purposes, investment transactions are recorded on the trade date.  Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.	Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird MidCap Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,594,408	$132,797,884	18,813,638	$334,054,013
Shares issued to shareholders
in reinvestment of dividends	—	—	2,234,984	42,822,289
Shares redeemed	(5,947,135)	(119,580,093)	(24,239,199)	(440,804,306)
Net increase/decrease	647,273	$13,217,791	(3,190,577)	$(63,928,004)
Shares Outstanding:
Beginning of period	66,770,418		69,960,995
End of period	67,417,691		66,770,418

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	524,319	$10,038,907	894,614	$15,297,009
Shares issued to shareholders
in reinvestment of dividends	—	—	280,580	5,114,970
Shares redeemed	(629,741)	(12,078,315)	(4,149,619)	(70,262,281)
Net decrease	(105,422)	$(2,039,408)	(2,974,425)	$(49,850,302)
Shares Outstanding:
Beginning of period	6,111,425		9,085,850
End of period	6,006,003		6,111,425

Notes to the Financial Statements
June 30, 2018 (Unaudited)

3. Capital Share Transactions (cont.)

Baird Small/Mid Cap Value Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	236,237	$2,934,347	603,626	$6,750,704
Shares issued to shareholders
in reinvestment of dividends	—	—	6,045	75,148
Shares redeemed	(31,325)	(387,923)	(410,676)	(4,379,094)
Net increase	204,912	$2,546,424	198,995	$2,446,758
Shares Outstanding:
Beginning of period	1,356,764		1,157,769
End of period	1,561,676		1,356,764

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,707	$83,700	4,201	$47,991
Shares issued to shareholders
in reinvestment of dividends	—	—	22	275
Shares redeemed	(1,897)	(23,336)	(2,457)	(26,837)
Net increase	4,810	$60,364	1,766	$21,429
Shares Outstanding:
Beginning of period	6,942		5,176
End of period	11,752		6,942

Baird SmallCap Value Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	160,855	$2,748,258	264,962	$4,207,425
Shares issued to shareholders
in reinvestment of dividends	—	—	49,706	844,993
Shares redeemed	(131,119)	(2,218,722)	(238,354)	(3,638,071)
Net increase	29,736	$529,536	76,314	$1,414,347
Shares Outstanding:
Beginning of period	1,979,581		1,903,267
End of period	2,009,317		1,979,581

Notes to the Financial Statements
June 30, 2018 (Unaudited)

3. Capital Share Transactions (cont.)

Baird SmallCap Value Fund (cont.)
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	10,045	$170,909	9,963	$151,216
Shares issued to shareholders
in reinvestment of dividends	—	—	2,005	34,043
Shares redeemed	(24,419)	(414,314)	(36,704)	(565,404)
Net decrease	(14,374)	$(243,405)	(24,736)	$(380,145)
Shares Outstanding:
Beginning of period	152,427		177,163
End of period	138,053		152,427

Chautauqua International Growth Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold(1)	2,028,114	$26,520,927	4,943,182	$53,609,498
Shares issued to shareholders
in reinvestment of dividends	—	—	180,405	2,258,668
Shares redeemed	(682,769)	(8,914,854)	(783,790)	(9,147,273)
Redemption fees	—	1,782	—	10,830
Net increase	1,345,345	$17,607,855	4,339,797	$46,731,723
Shares Outstanding:
Beginning of period	5,891,470		1,551,673
End of period	7,236,815		5,891,470

(1)
In the first quarter of 2017, the Chautauqua International Growth Fund satisfied a transfer in kind request made by a large shareholder by transferring cash and securities into the Fund in the amount of $23,337,022 in exchange for 780,534 shares of the Fund. The transfer was effected in accordance with policies and procedures approved by the Board.

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	113,479	$1,473,576	96,790	$1,117,480
Shares issued to shareholders
in reinvestment of dividends	—	—	3,874	48,395
Shares redeemed	(2,082)	(27,474)	(4,458)	(48,607)
Redemption fees	—	91	—	454
Net increase	111,397	$1,446,193	96,206	$1,117,722
Shares Outstanding:
Beginning of period	128,754		32,548
End of period	240,151		128,754

Notes to the Financial Statements
June 30, 2018 (Unaudited)

3. Capital Share Transactions (cont.)

Chautauqua Global Growth Fund
	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,257,086	$17,249,061	1,014,140	$12,886,555
Shares issued to shareholders
in reinvestment of dividends	—	—	41,625	560,274
Shares redeemed	(94,859)	(1,299,221)	(82,794)	(1,020,496)
Redemption fees	—	1,413	—	965
Net increase	1,162,227	$15,951,253	972,971	$12,427,298
Shares Outstanding:
Beginning of period	1,730,666		757,695
End of period	2,892,893		1,730,666

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	25,764	$353,664	32,048	$421,597
Shares issued to shareholders
in reinvestment of dividends	—	—	1,663	22,310
Shares redeemed	(5,497)	(73,361)	(3,723)	(44,989)
Redemption fees	—	39	—	—
Net increase	20,267	$280,342	29,988	$398,918
Shares Outstanding:
Beginning of period	49,977		19,989
End of period	70,244		49,977

4. Investment Transactions and Income Tax Information

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird	Chautauqua	Chautauqua
	MidCap	Small/Mid Cap	SmallCap	International	Global
	Fund	Value Fund	Value Fund	Growth Fund	Growth Fund
Purchases:	$331,286,281	$5,915,352	$5,320,393	$38,040,666	$26,918,350
Sales:	$334,626,365	$1,516,022	$4,820,457	$18,613,870	$ 7,549,584

The Funds did not purchase or sell U.S. Government securities during the six months ended June 30, 2018.

Notes to the Financial Statements
June 30, 2018 (Unaudited)

4. Investment Transactions and Income Tax Information (cont.)

At December 31, 2017, accumulated earnings/losses on a tax basis were as follows:

	Baird	Baird	Baird
	MidCap	Small/Mid Cap	SmallCap
	Fund	Value Fund	Value Fund
Cost of Investments	$1,012,274,915	$12,142,653	$25,131,162
Gross unrealized appreciation	388,650,149	3,332,895	10,190,654
Gross unrealized depreciation	(15,035,989)	(258,026)	(650,498)
Net unrealized appreciation	$373,614,160	$3,074,869	$9,540,156
Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	13,747,560	6,978	777,852
Total distributable earnings	$13,747,560	$6,978	$777,852
Other accumulated gains (losses)	—	—	—
Total accumulated earnings	$387,361,720	$3,081,847	$10,318,008

		Chautauqua	Chautauqua
		International	Global
		Growth Fund	Growth Fund
Cost of Investments		$63,188,605	$17,490,144
Gross unrealized appreciation		12,442,708	3,255,314
Gross unrealized depreciation		(1,606,172)	(460,604)
Net unrealized appreciation		$10,836,536	$2,794,710
Undistributed ordinary income		1,294,423	254,613
Undistributed long-term capital gain		127,086	248,688
Total distributable earnings		$1,421,509	$503,301
Other accumulated gains (losses)		646	(1,540)
Total accumulated earnings		$12,258,691	$3,296,471

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes and non-deductible expenses.  These reclassifications have no effect on net assets or net asset value per share.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the Chautauqua Global Growth Fund elected to defer capital losses occurring between November 1, 2017 and December 31, 2017 in the amount of $228. For the year ended December 31, 2017, the Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund used short-term capital loss carryovers in the amount of $61,629,145, $439,022, $305,728, $111,476 and $15,500, respectively.

Notes to the Financial Statements
June 30, 2018 (Unaudited)

4. Investment Transactions and Income Tax Information (cont.)

During the six months ended June 30, 2018, the Funds did not pay any distributions.

During the year ended December 31, 2017, the Funds paid the following distributions:

	Ordinary Income Dividends	Long Term Capital Gains
Baird MidCap Fund	$—	$62,460,185
Baird Small/Mid Cap Value Fund	81,498	3,764
Baird SmallCap Value Fund	181,120	841,810
Chautauqua International Growth Fund	2,196,544	271,045
Chautauqua Global Growth Fund	483,916	183,843

5. Investment Advisory and Other Agreements

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services.  Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.75% for the Baird MidCap Fund, 0.80% for the Baird Small/Mid Cap Value Fund, 0.85% for the Baird SmallCap Value Fund, 0.80% for the Chautauqua International Growth Fund and 0.80% for the Chautauqua Global Growth Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2018, and through April 30, 2019, for the Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird MidCap Fund	0.85%	1.10%
Baird Small/Mid Cap Value Fund	0.95%	1.20%
Baird SmallCap Value Fund	1.00%	1.25%
Chautauqua International Growth Fund	0.95%	1.20%
Chautauqua Global Growth Fund	0.95%	1.20%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months
	Ended
	June 30,	Fiscal Year Ended December 31,
	2018	2017	2016	2015
Reimbursed/Absorbed Expenses Subject
to be Recovered by Advisor Until:	2021	2020	2019	2018
Baird Small/MidCap Value Fund	$78,671	$129,251	$156,332	$23,659	*
Baird SmallCap Value Fund	$66,592	$110,672	$116,311	$131,370
Chautauqua International Growth Fund	$53,059	$137,404	$95,476	N/A
Chautauqua Global Growth Fund	$76,559	$170,958	$102,142	N/A

*	Period from close of business on November 30, 2015 (inception date) through December 31, 2015.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Notes to the Financial Statements
June 30, 2018 (Unaudited)

5. Investment Advisory and Other Agreements (cont.)

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2018 for the Funds.

6. Line of Credit

The Corporation maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the Funds a temporary liquidity source to meet unanticipated redemptions. The LOC is unsecured for any period during which U.S. Bank is an affiliate of the Funds. At all other times, the LOC is secured by the assets of the Funds. Under the terms of the LOC, borrowings for each Fund are limited to one-third of eligible net assets (including the amount borrowed) of the respective Fund, or  $550,000,000 of total borrowings for all Funds, whichever is less. U.S. Bank charges interest at U.S. Bank’s Prime Rate less 2% but the interest rate can never be less than 1%. The LOC matures on May 26, 2019, unless renewed. The Funds have authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.  The Funds did not borrow on the line of credit for the six months ended June 30, 2018.

7. Distribution and Shareholder Service Plan

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.

For the six months ended June 30, 2018, the Funds incurred fees pursuant to the Plan as follows:

Baird MidCap Fund	$143,162
Baird Small/Mid Cap Value Fund	$172
Baird SmallCap Value Fund	$3,069
Chautauqua International Growth Fund	$3,079
Chautauqua Global Growth Fund	$1,046

8. Redemption Fees

A redemption fee of 2.00% will be assessed on Institutional and Investor Class shares of the Chautauqua International Growth Fund and Chautauqua Global Growth Fund if redeemed (including in connection with an exchange) 90 days or less from their date of purchase, determined on a first-in, first-out (“FIFO”) basis.  The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

As of June 30, 2018, the Funds charged redemption fees as follows:

Chautauqua International Growth Fund	$1,873
Chautauqua Global Growth Fund	$1,452

The Baird MidCap Fund, Baird Small/Mid Cap Value Fund and Baird SmallCap Value Fund do not charge redemption fees.

Notes to the Financial Statements
June 30, 2018 (Unaudited)

9. Subsequent Event

In preparing these financial statements, management has evaluated events after June 30, 2018.  There were no other subsequent events since June 30, 2018 through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
John W. Feldt
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a)
The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund are included as part of the report to shareholders filed under Item 1.  The Summary Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund are included as part of the report to shareholders filed under Item 1. The complete Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund are listed below.

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2018(Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 12/15/2018	$86,000,000	$85,664,063
0.875%, 04/15/2019	71,000,000	70,209,570
0.875%, 06/15/2019	2,000,000	1,972,031
		157,845,664	22.4%
Corporate Bonds
Industrials
Abbott Laboratories,
2.000%, 09/15/2018	2,217,000	2,213,569
Actavis Funding SCS:
2.450%, 06/15/2019(1)	3,050,000	3,035,224
3.581%, 03/12/2020(3 Month LIBOR USD + 1.255%)(1)(2)	1,500,000	1,516,222
Air Liquide Finance SA,
1.375%, 09/27/2019(1)(3)	5,564,000	5,461,545
Alimentation Couche-Tard, Inc.,
2.833%, 12/13/2019(3 Month LIBOR USD + 0.500%)(1)(2)(3)	3,500,000	3,502,734
American Honda Finance Corp.,
3.154%, 02/22/2019(3 Month LIBOR USD + 0.825%)(2)	200,000	201,015
Amgen, Inc.,
1.900%, 05/10/2019	480,000	476,874
Anadarko Petroleum Corp.:
8.700%, 03/15/2019	1,750,000	1,818,040
6.950%, 06/15/2019	4,165,000	4,309,754
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.500%, 10/15/2019	1,655,000	1,696,375
Anheuser-Busch InBev Finance, Inc.,
2.758%, 02/01/2019(3 Month LIBOR USD + 0.400%)(2)	1,165,000	1,167,348
AT&T, Inc.:
2.375%, 11/27/2018	2,000,000	1,997,968
3.229%, 11/27/2018(3 Month LIBOR USD + 0.910%)(2)	400,000	401,241
3.264%, 06/30/2020(3 Month LIBOR USD + 0.930%)(2)	1,000,000	1,011,173
Bayer US Finance II LLC,
2.965%, 06/25/2021(3 Month LIBOR USD + 0.630%)(2)(3)	3,000,000	3,004,214
Becton Dickinson and Co.,
3.209%, 12/29/2020(3 Month LIBOR USD + 0.875%)(2)	3,000,000	3,004,901
Buckeye Partners LP,
5.500%, 08/15/2019	2,890,000	2,959,842
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	4,000,000	4,201,565
Campbell Soup Co.,
2.971%, 03/15/2021(3 Month LIBOR USD + 0.630%)(2)	4,275,000	4,263,116
Canadian Pacific Railway Co.
7.250%, 05/15/2019(1)	4,775,000	4,949,922
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.108%, 05/01/2020(3 Month LIBOR USD + 0.750%)(2)(3)	1,500,000	1,511,505
CNH Industrial Capital LLC,
3.375%, 07/15/2019	1,548,000	1,549,238
CVS Health Corp.:
1.900%, 07/20/2018	3,700,000	3,699,223
2.250%, 12/05/2018	700,000	698,090
3.047%, 03/09/2021(3 Month LIBOR USD + 0.720%)(2)	1,800,000	1,809,074
Daimler Finance North America LLC,
2.779%, 02/22/2021(3 Month LIBOR USD + 0.450%)(2)(3)	3,500,000	3,502,270
Deutsche Telekom International Finance BV:
1.500%, 09/19/2019(1)(3)	3,000,000	2,943,582
2.933%, 01/17/2020(3 Month LIBOR USD + 0.580%)(1)(2)(3)	2,000,000	2,007,535
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019(3)	3,500,000	3,508,812
Dollar Tree, Inc.,
3.055%, 04/17/2020(3 Month LIBOR USD + 0.700%)(2)	4,000,000	4,008,176
Dr Pepper Snapple Group, Inc.,
2.600%, 01/15/2019	3,500,000	3,493,375
EI du Pont de Nemours & Co.,
2.888%, 05/01/2020(3 Month LIBOR USD + 0.530%)(2)	5,000,000	5,017,090
ERAC USA Finance LLC,
2.800%, 11/01/2018(3)	4,325,000	4,324,269
Express Scripts Holding Co.,
2.250%, 06/15/2019	3,500,000	3,474,625
Florida Gas Transmission Co. LLC,
7.900%, 05/15/2019(3)	3,000,000	3,123,183
Ford Motor Credit Co. LLC:
1.897%, 08/12/2019	1,761,000	1,735,721
3.116%, 06/12/2020(3 Month LIBOR USD + 0.790%)(2)	2,000,000	2,009,763
Fresenius Medical Care US Finance II, Inc.,
6.500%, 09/15/2018(3)	3,000,000	3,019,816
General Mills, Inc.,
2.893%, 04/16/2021(3 Month LIBOR USD + 0.540%)(2)	3,500,000	3,505,201
General Motors Financial Co., Inc.:
3.819%, 05/09/2019(3 Month LIBOR USD + 1.450%)(2)	2,000,000	2,017,657
2.350%, 10/04/2019	2,000,000	1,982,818
Gilead Sciences, Inc.,
1.850%, 09/20/2019	519,000	512,692
Glencore Funding LLC:
3.708%, 01/15/2019(3 Month LIBOR USD + 1.360%)(2)(3)	2,000,000	2,007,344
3.125%, 04/29/2019(3)	2,100,000	2,097,984
Harley-Davidson Financial Services, Inc.,
2.400%, 09/15/2019(3)	3,500,000	3,471,063
HCA, Inc.,
4.250%, 10/15/2019	3,000,000	3,022,500
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	709,000	710,029
4.251%, 10/05/2018(3 Month LIBOR USD + 1.930%)(2)	1,000,000	1,004,371
HP, Inc.,
3.288%, 01/14/2019(3 Month LIBOR USD + 0.940%)(2)	737,000	738,542
Hyundai Capital America, Inc.:
3.134%, 04/03/2020(3 Month LIBOR USD + 0.800%)(2)(3)	3,000,000	3,006,612
3.261%, 07/08/2021(3 Month LIBOR USD + 0.940%)(2)(3)	1,825,000	1,825,876
Keysight Technologies, Inc.,
3.300%, 10/30/2019	2,500,000	2,493,491
Kinder Morgan Energy Partners LP,
2.650%, 02/01/2019	3,125,000	3,118,819
Laboratory Corp. of America Holdings,
2.500%, 11/01/2018	2,000,000	1,997,799
Lockheed Martin Corp.,
1.850%, 11/23/2018	4,000,000	3,987,880
LyondellBasell Industries NV,
5.000%, 04/15/2019(1)	4,550,000	4,594,986
Martin Marietta Materials, Inc.,
2.825%, 12/20/2019(3 Month LIBOR USD + 0.500%)(2)	4,500,000	4,507,424
Molson Coors Brewing Co.,
1.900%, 03/15/2019	3,700,000	3,673,627
Mondelez International, Inc.,
2.878%, 02/01/2019(3 Month LIBOR USD + 0.520%)(2)	500,000	500,820
Mylan NV,
2.500%, 06/07/2019(1)	5,088,000	5,064,837
Newell Brands, Inc.,
2.600%, 03/29/2019	1,332,000	1,327,315
Orange SA,
1.625%, 11/03/2019(1)	4,045,000	3,969,919
Penske Truck Leasing Co. LP / PTL Finance Corp.,
2.875%, 07/17/2018(3)	245,000	245,031
Phillips 66,
3.098%, 04/15/2020(3 Month LIBOR USD + 0.750%)(2)(3)	3,000,000	3,001,267
Qualcomm, Inc.:
2.781%, 05/20/2020(3 Month LIBOR USD + 0.450%)(2)	2,000,000	2,019,292
2.881%, 05/20/2020(3 Month LIBOR USD + 0.550%)(2)	1,500,000	1,508,042
Roche Holdings, Inc.,
2.250%, 09/30/2019(3)	450,000	447,127
Roper Technologies, Inc.,
2.050%, 10/01/2018	3,573,000	3,568,526
Seagate HDD Cayman,
3.750%, 11/15/2018(1)	3,000,000	3,007,623
Shire Acquisitions Investments Ireland DAC,
1.900%, 09/23/2019(1)	2,000,000	1,968,574
Siemens Financieringsmaatschappij NV,
1.300%, 09/13/2019(1)(3)	2,500,000	2,455,855
Spirit AeroSystems, Inc.,
3.118%, 06/15/2021(3 Month LIBOR USD + 0.800%)(2)	4,000,000	4,007,232
Suntory Holdings Ltd.,
2.550%, 09/29/2019(1)(3)	300,000	297,656
Telefonica Emisiones SAU,
5.877%, 07/15/2019(1)	1,728,000	1,777,497
Tencent Holdings Ltd.,
3.375%, 05/02/2019(1)(3)	2,500,000	2,509,864
TransCanada PipeLines Ltd.,
3.125%, 01/15/2019(1)	1,000,000	1,001,494
TTX Co.,
2.250%, 02/01/2019(3)	3,800,000	3,783,248
Verizon Communications, Inc.,
3.443%, 05/15/2025(3 Month LIBOR USD + 1.100%)(2)	4,000,000	3,995,458
Vodafone Group PLC,
4.625%, 07/15/2018(1)	1,775,000	1,776,115
Vulcan Materials Co.,
2.950%, 03/01/2021(3 Month LIBOR USD + 0.650%)(2)	5,000,000	5,008,195
Yara International ASA,
7.875%, 06/11/2019(1)(3)	3,000,000	3,134,260
		209,279,951	29.7%
Utilities
Iberdrola Finance Ireland Ltd.,
5.000%, 09/11/2019(1)(3)	3,000,000	3,061,841
Mississippi Power Co.,
2.987%, 03/27/2020(3 Month LIBOR USD + 0.650%)(2)	2,000,000	1,999,997
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	4,000,000	4,102,409
Niagara Mohawk Power Corp.,
4.881%, 08/15/2019(3)	4,500,000	4,584,431
PSEG Power LLC,
2.450%, 11/15/2018	3,000,000	2,996,702
The Southern Co.,
1.550%, 07/01/2018	1,775,000	1,775,000
United Utilities PLC,
5.375%, 02/01/2019(1)	3,500,000	3,544,855
		22,065,235	3.1%
Financials
ABN AMRO Bank NV,
2.995%, 01/18/2019(3 Month LIBOR USD + 0.640%)(1)(2)(3)	4,500,000	4,512,105
Air Lease Corp.,
3.375%, 01/15/2019	3,009,000	3,014,804
Australia & New Zealand Banking Group Ltd.,
2.250%, 06/13/2019(1)	3,700,000	3,681,140
Bank of America Corp.,
2.985%, 06/25/2022(3 Month LIBOR USD + 0.650%)(2)	4,000,000	3,995,720
Bank of Montreal,
1.800%, 07/31/2018(1)	1,575,000	1,574,266
Bank of Nova Scotia,
2.050%, 10/30/2018(1)	3,500,000	3,494,033
Banque Federative du Credit Mutuel SA,
2.000%, 04/12/2019(1)(3)	3,250,000	3,225,479
BB&T Corp.,
3.018%, 02/01/2019(3 Month LIBOR USD + 0.660%)(2)	880,000	882,255
BPCE SA,
2.500%, 07/15/2019(1)	4,000,000	3,974,048
Capital One Financial Corp.:
2.450%, 04/24/2019	1,476,000	1,471,236
3.115%, 05/12/2020(3 Month LIBOR USD + 0.760%)(2)	1,700,000	1,707,140
Capital One NA,
1.850%, 09/13/2019	750,000	739,421
Citibank NA,
1.850%, 09/18/2019	3,000,000	2,964,381
Citigroup, Inc.,
2.050%, 06/07/2019	1,000,000	991,988
Citizens Bank NA,
2.861%, 03/02/2020(3 Month LIBOR USD + 0.540%)(2)	2,000,000	2,004,109
Commonwealth Bank of Australia,
2.500%, 09/20/2018(1)	500,000	500,043
Compass Bank,
3.057%, 06/11/2021(3 Month LIBOR USD + 0.730%)(2)	4,750,000	4,747,962
Cooperatieve Rabobank UA,
2.250%, 01/14/2019(1)	3,500,000	3,493,328
Credit Agricole SA,
3.297%, 06/10/2020(3 Month LIBOR USD + 0.970%)(1)(2)(3)	1,000,000	1,012,116
Credit Suisse,
2.300%, 05/28/2019(1)	3,450,000	3,433,419
Deutsche Bank AG:
3.805%, 01/18/2019(3 Month LIBOR USD + 1.450%)(1)(2)	1,000,000	1,000,677
2.850%, 05/10/2019(1)	3,064,000	3,037,100
Fifth Third Bank,
2.300%, 03/15/2019	1,380,000	1,375,313
FMR LLC,
7.490%, 06/15/2019(3)	2,500,000	2,603,478
The Goldman Sachs Group, Inc.:
3.443%, 11/15/2018(3 Month LIBOR USD + 1.100%)(2)	1,285,000	1,289,799
2.550%, 10/23/2019	2,455,000	2,439,959
HSBC Holdings Plc,
2.926%, 05/18/2021(3 Month LIBOR USD + 0.600%)(1)(2)	3,000,000	3,004,371
HSBC USA, Inc.:
3.133%, 08/07/2018(3 Month LIBOR USD + 0.770%)(2)	1,000,000	1,000,824
2.965%, 11/13/2019(3 Month LIBOR USD + 0.610%)(2)	250,000	251,131
ING Bank NV:
2.000%, 11/26/2018(1)(3)	1,400,000	1,396,314
3.462%, 03/22/2019(3 Month LIBOR USD + 1.130%)(1)(2)(3)	800,000	805,429
JPMorgan Chase & Co.:
2.989%, 01/28/2019(3 Month LIBOR USD + 0.630%)(2)	250,000	250,756
6.300%, 04/23/2019	1,000,000	1,028,129
3.317%, 01/23/2020(3 Month LIBOR USD + 0.955%)(2)	1,000,000	1,011,991
2.945%, 06/18/2022(3 Month LIBOR USD + 0.610%)(2)	3,000,000	2,998,920
KEB Hana Bank,
3.046%, 04/05/2020(3 Month LIBOR USD + 0.725%)(1)(2)(3)	3,000,000	3,001,890
LeasePlan Corp. NV,
2.875%, 01/22/2019(1)(3)	1,800,000	1,796,993
Lloyds Bank Plc,
2.853%, 05/07/2021(3 Month LIBOR USD + 0.490%)(1)(2)	3,665,000	3,670,180
Macquarie Group Ltd.,
7.625%, 08/13/2019(1)(3)	3,725,000	3,899,030
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019(1)(3)	2,984,000	2,959,116
Mizuho Bank Ltd.,
3.549%, 10/20/2018(3 Month LIBOR USD + 1.190%)(1)(2)(3)	500,000	501,455
Mizuho Financial Group, Inc.,
3.819%, 04/12/2021(3 Month LIBOR USD + 1.480%)(1)(2)(3)	1,500,000	1,535,926
Morgan Stanley:
3.209%, 01/24/2019(3 Month LIBOR USD + 0.850%)(2)	250,000	250,966
3.506%, 01/27/2020(3 Month LIBOR USD + 1.140%)(2)	500,000	506,985
MUFG Union Bank NA:
2.625%, 09/26/2018	2,418,000	2,417,454
2.250%, 05/06/2019	700,000	696,219
National Bank of Canada,
2.886%, 06/12/2020(3 Month LIBOR USD + 0.560%)(1)(2)	4,000,000	4,021,569
Nomura Holdings, Inc.,
2.750%, 03/19/2019(1)	2,210,000	2,209,288
Nordea Bank AB:
2.375%, 04/04/2019(1)(3)	2,700,000	2,694,216
1.625%, 09/30/2019(1)(3)	1,005,000	987,895
2.954%, 09/30/2019(3 Month LIBOR USD + 0.620%)(1)(2)(3)	1,500,000	1,508,139
PNC Bank NA,
2.200%, 01/28/2019	2,240,000	2,234,209
Reliance Standard Life Global Funding II,
2.150%, 10/15/2018(3)	1,500,000	1,497,762
ROYAL BK SCOTLAND GROUP Plc,
6.400%, 10/21/2019(1)	670,000	695,093
Santander Holdings USA, Inc.,
3.450%, 08/27/2018	425,000	425,234
Skandinaviska Enskilda Banken AB,
2.375%, 11/20/2018(1)(3)	3,000,000	2,995,821
Societe Generale SA,
3.417%, 10/01/2018(3 Month LIBOR USD + 1.080%)(1)(2)	1,500,000	1,503,549
Standard Chartered PLC,
2.100%, 08/19/2019(1)(3)	450,000	443,898
Sumitomo Mitsui Banking Corp.:
3.102%, 07/23/2018(3 Month LIBOR USD + 0.740%)(1)(2)	1,350,000	1,350,668
3.025%, 10/19/2018(3 Month LIBOR USD + 0.670%)(1)(2)	1,000,000	1,001,583
2.703%, 01/17/2020(3 Month LIBOR USD + 0.350%)(1)(2)	1,250,000	1,249,974
Sumitomo Mitsui Trust Bank Ltd,
2.824%, 03/06/2019(3 Month LIBOR USD + 0.510%)(1)(2)(3)	2,000,000	2,003,394
Svenska Handelsbanken AB:
2.825%, 06/17/2019(3 Month LIBOR USD + 0.490%)(1)(2)	850,000	852,736
2.800%, 05/24/2021(3 Month LIBOR USD + 0.470%)(1)(2)	3,725,000	3,725,820
Synchrony Financial:
2.600%, 01/15/2019	2,400,000	2,395,387
3.584%, 02/03/2020(3 Month LIBOR USD + 1.230%)(2)	1,000,000	1,009,376
UBS Group Funding Switzerland AG:
3.775%, 09/24/2020(3 Month LIBOR USD + 1.440%)(1)(2)(3)	500,000	510,607
3.893%, 02/01/2022(3 Month LIBOR USD + 1.530%)(1)(2)(3)	2,450,000	2,520,354
Wells Fargo & Co.,
3.039%, 01/30/2020(3 Month LIBOR USD + 0.680%)(2)	1,000,000	1,006,605
		134,992,575	19.2%
Total Corporate Bonds		366,337,761	52.0%

Municipal Bonds
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018(Callable 07/30/2018)	1,000,000	997,780
Louisiana Public Facilities Authority,
1.838%, 12/15/2018	515,000	513,723
		1,511,503	0.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal National Mortgage Association(FNMA):
5.000%, 12/01/2019	37,051	37,681
4.500%, 04/01/2020	43,009	43,323
5.000%, 04/01/2020	72,579	73,943
		154,947	0.0%
Non-U.S. Government Agency Issues
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 2.411%, 04/25/2036(1 Month LIBOR USD + 0.320%)(2)	196,360	196,436
Accredited Mortgage Loan Trust,
Series 2005-4, Class A2D, 2.411%, 12/25/2035(1 Month LIBOR USD + 0.320%)(2)	382,255	381,793
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.541%, 10/25/2035(1 Month LIBOR USD + 0.450%)(2)	3,000,000	3,009,174
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 2.871%, 02/26/2035(1 Month LIBOR USD + 0.780%)(2)	2,130,060	2,132,872
Series 2006-RFC1, Class A3, 2.241%, 06/25/2035(1 Month LIBOR USD + 0.150%)(2)	274,290	274,099
Series 2006-NC1, Class A3, 2.301%, 01/25/2036(1 Month LIBOR USD + 0.210%)(2)	986,355	985,776
Series 2007-HE1, Class A2, 2.241%, 06/25/2037(1 Month LIBOR USD + 0.150%)(2)	1,417,152	1,405,151
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-WFH2, Class A4, 2.441%, 03/25/2037(1 Month LIBOR USD + 0.350%)(2)	1,605,555	1,601,518
Series 2007-AMC4, Class A2C, 2.261%, 05/25/2037(1 Month LIBOR USD + 0.170%)(2)	632,274	627,667
Countrywide Asset-Backed Certificates,
Series 2006-BC4, Class 2A2, 2.251%, 09/25/2036(1 Month LIBOR USD + 0.160%)(2)	1,057,198	1,051,628
CWABS Asset-Backed Certificates Trust,
Series 2006-14, Class 2A2, 2.241%, 04/25/2033(1 Month LIBOR USD + 0.150%)(2)	1,224,820	1,220,428
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A2, 2.340%, 03/25/2036(1 Month LIBOR USD + 0.190%)(2)	3,028,740	3,020,692
GSAMP Trust,
Series 2006-HE4, Class A2C, 2.241%, 06/25/2036(1 Month LIBOR USD + 0.150%)(2)	580,606	575,158
Home Equity Asset Trust:
Series 2006-2, Class 2A4, 2.401%, 05/25/2036(1 Month LIBOR USD + 0.310%)(2)(3)	2,638,858	2,645,137
Series 2006-3, Class 1A1, 2.291%, 07/25/2036(1 Month LIBOR USD + 0.200%)(2)	1,261,045	1,259,844
Series 2007-2, Class 2A2, 2.276%, 07/25/2037(1 Month LIBOR USD + 0.185%)(2)	1,890,127	1,885,803
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 2.261%, 05/25/2037(1 Month LIBOR USD + 0.170%)(2)	104,468	104,442
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	45,686	46,199
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 2.541%, 05/25/2035(1 Month LIBOR USD + 0.450%)(2)	140,006	140,169
RAMP Series 2007-RZ1 Trust,
Series 2007-RZ1, Class A2, 2.251%, 02/25/2037(1 Month LIBOR USD + 0.160%)(2)	2,732,736	2,711,164
RASC Series Trust:
Series 2006-KS8, Class A3, 2.251%, 10/25/2035(1 Month LIBOR USD + 0.160%)(2)	388,158	387,868
Series 2005-KS9, Class M2, 2.521%, 10/25/2035(1 Month LIBOR USD + 0.430%)(2)	1,012,532	1,013,169
Saxon Asset Securities Trust,
Series 2006-1, Class A2C, 2.411%, 03/25/2036(1 Month LIBOR USD + 0.320%)(2)	14,415	14,411
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 2.351%, 12/25/2035(1 Month LIBOR USD + 0.260%)(2)	46,854	46,851
Series 2006-OPT2, Class A3, 2.271%, 05/25/2036(1 Month LIBOR USD + 0.180%)(2)	1,928,184	1,924,176
Towd Point Mortgage Trust,
Series 2017-5, Class A1, 2.691%, 02/26/2057(1 Month LIBOR USD + 0.600%)(2)(3)	1,540,955	1,542,383
		30,204,008	4.3%
		30,358,955	4.3%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K008, Class A1, 2.746%, 12/25/2019	427,186	427,010
Series K009, Class A1, 2.757%, 05/25/2020	326,213	326,153
		753,163	0.1%
Asset Backed Securities
Ally Auto Receivables Trust:
Series 2015-1, Class A3, 1.390%, 09/16/2019	73,194	73,147
Series 2018-2, Class A2, 2.640%, 02/16/2021	2,000,000	1,998,918
American Express Credit Account Master Trust,
Series 2017-4, Class A, 1.640%, 12/15/2021	2,575,000	2,552,819
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 1.910%, 04/15/2026(3)	2,206,209	2,193,724
Barclays Dryrock Issuance Trust,
Series 2014-3, Class A, 2.410%, 07/15/2022	4,000,000	3,979,107
BMW Vehicle Lease Trust,
Series 2016-2, Class A4, 1.570%, 02/20/2020	2,450,000	2,429,720
Capital Auto Receivables Asset Trust,
Series 2016-3, Class A3, 1.540%, 08/20/2020	1,928,416	1,920,938
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Class A3, 1.340%, 04/15/2022	5,700,000	5,625,645
Chase Issuance Trust:
Series 2016-A2, Class A, 1.370%, 06/15/2021	4,025,000	3,974,762
Series 2016-A5, Class A5, 1.270%, 07/15/2021	4,070,000	4,011,075
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.880%, 06/15/2028(3)	4,733,634	4,700,224
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6, 2.150%, 07/15/2021	3,600,000	3,578,910
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030(4)	359,443	378,235
Dell Equipment Finance Trust,
Series 2017-2, Class A2A, 1.970%, 02/24/2020(3)	2,284,622	2,275,865
Dell Equipment Finance Trust 2018-1,
Series 2018-1, Class A2A, 2.970%, 10/22/2020(3)	1,500,000	1,499,989
Discover Card Execution Note Trust,
Series 2014-A4, Class A4, 2.120%, 12/15/2021	5,200,000	5,172,059
First National Master Note Trust,
Series 2017-1, Class A, 2.473%, 04/18/2022(1 Month LIBOR USD + 0.400%)(2)	4,150,000	4,152,456
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3, 1.880%, 04/15/2020	2,500,000	2,487,120
Ford Credit Auto Owner Trust:
Series 2015-B, Class A3, 1.160%, 11/15/2019	377,880	377,468
Series 2015-A, Class A4, 1.640%, 06/15/2020	1,447,000	1,443,022
Series 2016-A, Class A4, 1.600%, 06/15/2021	2,540,000	2,505,985
Series 2014-1, Class A, 2.260%, 11/15/2025(3)	2,500,000	2,488,480
GM Financial Automobile Leasing Trust,
Series 2017-1A, Class A2A, 1.510%, 03/16/2020(3)	2,332,538	2,327,109
Harley-Davidson Motorcycle Trust:
Series 2015-2, Class A3, 1.300%, 03/16/2020	11,290	11,285
Series 2015-1, Class A3, 1.410%, 06/15/2020	268,006	267,517
Honda Auto Receivables Owner Trust,
Series 2016-1, Class A3, 1.220%, 12/18/2019	414,693	412,852
Hyundai Auto Lease Securitization Trust:
Series 2016-A, Class A3, 1.600%, 07/15/2019(3)	278,321	278,209
Series 2017-B, Class A3, 1.970%, 07/15/2020(3)	5,350,000	5,306,877
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A3, 1.340%, 12/16/2019	730,879	729,380
MMAF Equipment Finance LLC:
Series 2013-AA, Class A4, 1.680%, 05/11/2020(3)	274,517	274,433
Series 2014-AA, Class A4, 1.590%, 02/08/2022(3)	1,762,109	1,746,655
Nissan Auto Lease Trust:
Series 2017-A, Class A2A, 1.640%, 09/16/2019	2,561,514	2,551,731
Series 2017-B, Class A2A, 1.830%, 12/16/2019	2,127,245	2,115,623
Nissan Auto Receivables Owner Trust:
Series 2015-C, Class A3, 1.370%, 05/15/2020	1,480,135	1,472,946
Series 2017-B, Class A2A, 1.560%, 05/15/2020	2,548,219	2,537,592
Series 2016-C, Class A3, 1.180%, 01/15/2021	2,768,085	2,737,230
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 2.570%, 07/18/2025(3)	1,038,518	1,038,265
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021(3)	2,154,000	2,123,016
Santander Retail Auto Lease Trust,
Series 2017-A, Class A2A, 2.020%, 03/20/2020(3)	3,880,630	3,862,463
SoFi Consumer Loan Program 2016-2 LLC,
Series 2016-2, Class A, 3.090%, 10/27/2025(3)	974,803	973,057
Sofi Consumer Loan Program 2018-2 Trust,
Series 2018-2, Class A1, 2.930%, 04/26/2027(3)	2,586,772	2,585,592
Springleaf Funding Trust,
Series 2015-AA, Class A, 3.160%, 11/15/2024(3)	1,022,106	1,021,714
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A, 2.040%, 03/15/2022	2,700,000	2,691,619
Tesla Auto Lease Trust,
Series 2018-A, Class A, 2.320%, 12/20/2019(3)	2,075,734	2,068,945
Toyota Auto Receivables Owner Trust,
Series 2017-C, Class A2A, 1.580%, 07/15/2020	2,027,808	2,018,152
Verizon Owner Trust:
Series 2016-1A, Class A, 1.420%, 01/20/2021(3)	5,168,000	5,135,805
Series 2016-2A, Class A, 1.680%, 05/20/2021(3)	3,600,000	3,562,922
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.230%, 08/15/2022	5,000,000	4,995,801
Series 2012-A, Class A, 3.140%, 01/15/2023	1,590,000	1,594,217
		116,260,675	16.5%
Total Long-Term Investments (Cost $673,530,499)		673,067,721	95.5%
SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 1.81% (5)	19,231,203	19,231,203	2.7%
Total Short-Term Investment (Cost $19,231,203)		19,231,203	2.7%
Total Investments (Cost $692,761,702)		692,298,924	98.2%
Other Assets in Excess of Liabilities		12,444,344	1.8%
TOTAL NET ASSETS		$704,743,268	100.0%
Notes to Schedule of Investments
(1)	Foreign Security.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(3)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $163,901,205, which represents 23.26% of total net assets.

(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2018.
(5)	7-Day Yield.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2018 (Unaudited)
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$157,845,664	$–	$157,845,664
Corporate Bonds	–	366,337,761	–	366,337,761
Municipal Bonds	–	1,511,503	–	1,511,503
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	154,947	–	154,947
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	30,204,008	–	30,204,008
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	753,163	–	753,163
Asset Backed Securities	–	116,260,675	–	116,260,675
Total Long-Term Investments	–	673,067,721	–	673,067,721
Short-Term Investment
Money Market Mutual Fund	19,231,203	–	–	19,231,203
Total Short-Term Investment	19,231,203	–	–	19,231,203
Total Investments	$19,231,203	$673,067,721	$–	$692,298,924

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2, and Level 3 fair value measurements during the reporting period.  See the Fund's valuation policy in Note 2a to the financial statements.

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2018 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 08/31/2020	$381,125,000	$371,656,426
2.000%, 08/31/2021	280,000,000	274,542,187
1.125%, 09/30/2021	687,225,000	654,769,727
		1,300,968,340	22.4%
Other Government Related Securities
CNOOC Finance 2012 Ltd.,
3.875%, 05/02/2022(1)(2)	9,600,000	9,662,659
Electricite de France SA,
4.600%, 01/27/2020(1)(2)	2,926,000	2,991,770
Japan Bank for International Cooperation,
2.125%, 07/21/2020(1)	20,900,000	20,544,631
The Korea Development Bank,
3.000%, 03/17/2019(1)	2,475,000	2,476,386
Korea Hydro & Nuclear Power Co. Ltd.,
2.875%, 10/02/2018(1)(2)	3,000,000	2,997,000
Nexen Energy ULC,
6.200%, 07/30/2019(1)	2,065,000	2,131,233
Petroleos Mexicanos:
8.000%, 05/03/2019(1)	9,963,000	10,327,945
6.375%, 02/04/2021(1)	5,000,000	5,262,500
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020(1)(2)	8,000,000	7,882,781
Sinopec Group Overseas Development [2016] Ltd.:
2.125%, 05/03/2019(1)(2)	7,000,000	6,939,002
1.750%, 09/29/2019(1)(2)	2,375,000	2,331,039
Sinopec Group Overseas Development [2017] Ltd.,
2.375%, 04/12/2020(1)(2)	10,125,000	9,958,201
Syngenta Finance NV:
3.933%, 04/23/2021(1)(2)	10,000,000	9,974,650
3.125%, 03/28/2022(1)	5,000,000	4,762,230
		98,242,027	1.7%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
6.900%, 03/01/2019	10,950,000	11,242,402
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019(1)(2)	4,550,000	4,502,832
Abbott Laboratories:
2.350%, 11/22/2019	2,449,000	2,434,661
4.125%, 05/27/2020	480,000	488,238
Actavis Funding SCS:
2.450%, 06/15/2019(1)	3,000,000	2,985,466
3.000%, 03/12/2020(1)	3,900,000	3,881,519
3.581%, 03/12/2020(3 Month LIBOR USD + 1.255%)(1)(3)	1,000,000	1,010,815
Allergan Funding SCS,
3.450%, 03/15/2022(1)	2,850,000	2,804,365
Amgen, Inc.,
5.700%, 02/01/2019	10,000,000	10,164,126
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,970,000	3,085,474
Anglo American Capital PLC,
4.125%, 04/15/2021(1)(2)	22,700,000	22,910,429
AT&T, Inc.:
5.800%, 02/15/2019	3,000,000	3,051,490
2.300%, 03/11/2019	9,682,000	9,646,150
3.264%, 06/30/2020(3 Month LIBOR USD + 0.930%)(3)	4,000,000	4,044,690
2.800%, 02/17/2021	11,025,000	10,849,458
AutoNation, Inc.:
5.500%, 02/01/2020	3,369,000	3,469,154
3.350%, 01/15/2021	2,561,000	2,544,226
Bayer US Finance II LLC,
3.500%, 06/25/2021(2)	24,700,000	24,749,127
Beam Suntory, Inc.,
3.250%, 05/15/2022	8,875,000	8,750,209
Becton Dickinson and Co.:
2.404%, 06/05/2020	10,350,000	10,164,256
3.125%, 11/08/2021	1,000,000	985,493
Bemis Co., Inc.,
6.800%, 08/01/2019	9,075,000	9,419,472
Boardwalk Pipelines LP,
5.750%, 09/15/2019	10,750,000	11,028,038
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.375%, 01/15/2020	27,000,000	26,648,189
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	10,255,000	10,771,761
3.500%, 11/24/2020	9,750,000	9,744,281
Campbell Soup Co.,
3.300%, 03/15/2021	9,550,000	9,510,528
Cardinal Health, Inc.,
1.948%, 06/14/2019	14,700,000	14,577,804
Carlisle Cos, Inc.,
5.125%, 12/15/2020	2,950,000	3,049,312
Celgene Corp.,
2.875%, 02/19/2021	7,000,000	6,906,219
Cenovus Energy, Inc.,
5.700%, 10/15/2019(1)	20,000,000	20,512,000
Charter Communications Operating LLC,
3.579%, 07/23/2020	3,000,000	2,996,190
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.108%, 05/01/2020(3 Month LIBOR USD + 0.750%)(2)(3)	5,050,000	5,088,735
CK Hutchison International Ltd.,
2.250%, 09/29/2020(1)(2)	20,000,000	19,557,226
CNH Industrial Capital LLC:
3.375%, 07/15/2019	921,000	921,737
4.375%, 11/06/2020	9,810,000	9,963,821
4.875%, 04/01/2021	2,554,000	2,621,042
3.875%, 10/15/2021	10,560,000	10,507,200
4.375%, 04/05/2022	4,102,000	4,112,501
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018(1)	1,798,000	1,795,535
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	6,575,000	6,547,793
Conagra Brands, Inc.,
2.831%, 10/09/2020(3 Month LIBOR USD + 0.500%)(3)	20,000,000	19,903,800
ConAgra Foods, Inc.,
4.950%, 08/15/2020	4,500,000	4,634,190
CVS Health Corp.:
2.800%, 07/20/2020	6,725,000	6,661,501
3.350%, 03/09/2021	19,550,000	19,528,495
2.125%, 06/01/2021	5,000,000	4,806,459
Daimler Finance North America LLC:
3.218%, 08/01/2018(3 Month LIBOR USD + 0.860%)(2)(3)	2,000,000	2,001,605
1.500%, 07/05/2019(2)	5,700,000	5,617,011
2.200%, 05/05/2020(2)	5,000,000	4,903,855
3.350%, 05/04/2021(2)	15,000,000	14,941,746
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018(1)	3,900,000	3,921,776
2.933%, 01/17/2020(3 Month LIBOR USD + 0.580%)(1)(2)(3)	8,000,000	8,030,137
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019(2)	19,135,000	19,183,177
4.420%, 06/15/2021(2)	9,000,000	9,131,603
Discovery Communications LLC:
2.200%, 09/20/2019	10,000,000	9,890,488
4.375%, 06/15/2021	4,650,000	4,753,107
The Dow Chemical Co.,
8.550%, 05/15/2019	14,777,000	15,487,479
DXC Technology Co.:
2.875%, 03/27/2020	23,714,000	23,544,140
3.250%, 03/01/2021(3 Month LIBOR USD + 0.950%)(3)	2,000,000	2,000,528
4.450%, 09/18/2022	3,000,000	3,087,902
Ecolab, Inc.,
2.000%, 01/14/2019	14,250,000	14,195,698
EMD Finance LLC,
2.950%, 03/19/2022(2)	12,000,000	11,730,277
Enable Midstream Partners LP,
2.400%, 05/15/2019	3,000,000	2,981,058
Enbridge Energy Partners LP:
9.875%, 03/01/2019	4,150,000	4,328,824
4.375%, 10/15/2020	9,805,000	9,983,551
Energy Transfer Partners LP:
9.700%, 03/15/2019	6,994,000	7,315,864
4.150%, 10/01/2020	12,500,000	12,642,691
Energy Transfer Partners LP / Regency Energy Finance Corp.,
5.750%, 09/01/2020	1,175,000	1,221,178
EQT Corp.,
2.500%, 10/01/2020	15,000,000	14,656,187
ERAC USA Finance LLC,
2.350%, 10/15/2019(2)	19,000,000	18,786,684
Express Scripts Holding Co.:
2.250%, 06/15/2019	2,157,000	2,141,362
2.600%, 11/30/2020	14,425,000	14,148,514
3.068%, 11/30/2020(3 Month LIBOR USD + 0.750%)(3)	7,000,000	7,004,362
3.300%, 02/25/2021	5,000,000	4,981,664
Federal Express Corp. Pass Through Trust,
6.845%, 07/15/2020	459,836	470,182
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	1,979,384
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	1,673,000	1,683,549
2.250%, 08/15/2021	12,000,000	11,554,300
Fiserv, Inc.,
2.700%, 06/01/2020	3,500,000	3,466,622
FMC Corp.,
5.200%, 12/15/2019	4,496,000	4,620,838
Ford Motor Credit Co. LLC:
2.021%, 05/03/2019	7,000,000	6,942,040
1.897%, 08/12/2019	10,000,000	9,856,454
2.681%, 01/09/2020	5,000,000	4,953,105
3.200%, 01/15/2021	4,505,000	4,454,257
3.470%, 04/05/2021	2,500,000	2,484,901
Forest Laboratories, Inc.,
5.000%, 12/15/2021(2)	20,000,000	20,692,933
Fortive Corp.,
1.800%, 06/15/2019	4,650,000	4,598,559
Fresenius Medical Care US Finance II, Inc.:
6.500%, 09/15/2018(2)	1,750,000	1,761,560
4.125%, 10/15/2020(2)	19,325,000	19,519,216
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021(2)	4,782,000	5,014,405
General Mills, Inc.,
3.200%, 04/16/2021	4,850,000	4,824,846
General Motors Financial Co, Inc.,
3.550%, 04/09/2021	4,750,000	4,734,601
General Motors Financial Co., Inc.:
3.100%, 01/15/2019	2,825,000	2,827,656
2.400%, 05/09/2019	4,000,000	3,981,360
2.650%, 04/13/2020	3,425,000	3,383,768
3.163%, 08/07/2020(3 Month LIBOR USD + 0.800%)(3)	7,000,000	7,023,332
3.700%, 11/24/2020	1,409,000	1,416,671
4.200%, 03/01/2021	1,215,000	1,231,937
3.200%, 07/06/2021	8,500,000	8,389,404
Georgia-Pacific LLC:
2.539%, 11/15/2019(2)	8,750,000	8,693,939
5.400%, 11/01/2020(2)	9,968,000	10,441,976
Gilead Sciences, Inc.,
2.550%, 09/01/2020	5,000,000	4,939,926
Glencore Finance(Canada) Ltd.,
4.250%, 10/25/2022(1)(2)	5,760,000	5,825,030
Glencore Funding LLC:
2.500%, 01/15/2019(2)	600,000	596,736
3.708%, 01/15/2019(3 Month LIBOR USD + 1.360%)(2)(3)	6,395,000	6,418,483
3.125%, 04/29/2019(2)	5,154,000	5,149,052
Grupo Bimbo SAB de CV,
4.875%, 06/30/2020(1)(2)	27,800,000	28,542,824
Harris Corp.,
2.700%, 04/27/2020	1,000,000	991,147
HCA, Inc.,
6.500%, 02/15/2020	21,500,000	22,319,687
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	6,303,000	6,312,148
4.251%, 10/05/2018(3 Month LIBOR USD + 1.930%)(3)	9,000,000	9,039,339
2.100%, 10/04/2019(2)	5,000,000	4,937,059
HP, Inc.,
3.288%, 01/14/2019(3 Month LIBOR USD + 0.940%)(3)	5,700,000	5,711,926
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022(1)(2)	8,000,000	8,217,448
Hyundai Capital America:
2.400%, 10/30/2018(2)	8,125,000	8,113,045
2.500%, 03/18/2019(2)	3,000,000	2,986,165
1.750%, 09/27/2019(2)	5,000,000	4,902,900
2.750%, 09/18/2020(2)	10,000,000	9,833,854
3.450%, 03/12/2021(2)	5,000,000	4,960,754
Hyundai Capital Services, Inc.,
1.625%, 08/30/2019(1)(2)	1,455,000	1,426,774
The JM Smucker Co.,
2.500%, 03/15/2020	2,725,000	2,696,418
Keysight Technologies, Inc.,
3.300%, 10/30/2019	28,625,000	28,550,476
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	2,692,000	2,782,728
6.500%, 04/01/2020	22,320,000	23,458,320
Kraft Heinz Foods Co.:
2.000%, 07/02/2018	10,000,000	10,000,000
5.375%, 02/10/2020	2,250,000	2,326,897
2.923%, 02/10/2021(3 Month LIBOR USD + 0.570%)(3)	15,000,000	15,017,222
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	12,050,000	12,036,737
2.625%, 02/01/2020	2,000,000	1,984,054
LyondellBasell Industries NV,
5.000%, 04/15/2019(1)	2,260,000	2,282,345
Maple Escrow Subsidiary, Inc.,
3.551%, 05/25/2021(2)	24,700,000	24,721,818
Marathon Petroleum Corp.,
3.400%, 12/15/2020	15,000,000	15,030,053
Martin Marietta Materials, Inc.:
2.825%, 12/20/2019(3 Month LIBOR USD + 0.500%)(3)	1,250,000	1,252,062
2.979%, 05/22/2020(3 Month LIBOR USD + 0.650%)(3)	5,400,000	5,413,190
Masco Corp.:
7.125%, 03/15/2020	40,000	42,369
3.500%, 04/01/2021	3,881,000	3,875,908
McDonald's Corp.,
2.100%, 12/07/2018	9,500,000	9,481,693
Medtronic, Inc.,
3.141%, 03/15/2020(3 Month LIBOR USD + 0.800%)(3)	2,250,000	2,274,478
Microchip Technology, Inc.,
3.922%, 06/01/2021(2)	24,643,000	24,683,925
Molex Electronic Technologies LLC,
2.878%, 04/15/2020(2)	31,303,000	30,985,519
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019(1)(2)	9,750,000	9,581,568
Mondelez International, Inc.,
2.878%, 02/01/2019(3 Month LIBOR USD + 0.520%)(3)	9,337,000	9,352,306
Motiva Enterprises LLC,
5.750%, 01/15/2020(2)	3,106,000	3,203,382
Mylan NV:
2.500%, 06/07/2019(1)	3,847,000	3,829,487
3.750%, 12/15/2020(1)	1,873,000	1,884,700
3.150%, 06/15/2021(1)	3,000,000	2,967,060
NetApp, Inc.,
2.000%, 09/27/2019	5,000,000	4,930,201
Newell Brands, Inc.:
2.600%, 03/29/2019	798,000	795,193
3.150%, 04/01/2021	24,283,000	24,057,657
Nissan Motor Acceptance Corp.:
2.650%, 09/26/2018(2)	4,760,000	4,760,758
2.150%, 07/13/2020(2)	20,000,000	19,511,611
2.150%, 09/28/2020(2)	4,300,000	4,189,367
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,251,211
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,940,381
Nutrien Ltd.:
6.500%, 05/15/2019(1)	13,500,000	13,900,078
4.875%, 03/30/2020(1)	13,000,000	13,269,051
ONEOK Partners LP:
8.625%, 03/01/2019	1,500,000	1,543,970
3.800%, 03/15/2020	2,800,000	2,814,152
Pentair Finance SA,
2.650%, 12/01/2019(1)	10,353,000	10,240,199
Pernod Ricard SA,
5.750%, 04/07/2021(1)(2)	6,375,000	6,761,384
Perrigo Finance Unlimited Co.:
3.500%, 03/15/2021(1)	3,138,000	3,127,749
3.500%, 12/15/2021(1)	2,401,000	2,376,162
Petrofac Ltd.,
3.400%, 10/10/2018(1)(2)	20,050,000	19,924,688
Phillips 66 Partners LP,
2.646%, 02/15/2020	2,000,000	1,977,218
Reliance Holding USA, Inc.,
4.500%, 10/19/2020(2)	16,778,000	17,051,540
Republic Services, Inc.,
5.500%, 09/15/2019	6,446,000	6,638,314
Rolls-Royce PLC,
2.375%, 10/14/2020(1)(2)	5,000,000	4,903,568
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020(1)	5,000,000	4,914,225
Sabine Pass Liquefaction LLC,
5.625%, 02/01/2021(4)	16,550,000	17,295,956
Seagate HDD Cayman,
4.250%, 03/01/2022(1)	13,450,000	13,267,872
Sherwin-Williams Co.:
7.250%, 06/15/2019	2,513,000	2,614,417
2.250%, 05/15/2020	6,200,000	6,097,002
Shire Acquisitions Investments Ireland DAC:
1.900%, 09/23/2019(1)	9,775,000	9,621,403
2.400%, 09/23/2021(1)	11,450,000	10,961,818
Smithfield Foods, Inc.:
2.700%, 01/31/2020(2)	14,875,000	14,661,568
2.650%, 10/03/2021(2)	16,000,000	15,243,689
Solvay Finance America LLC,
3.400%, 12/03/2020(2)	8,790,000	8,818,729
Spirit AeroSystems, Inc.,
3.118%, 06/15/2021(3 Month LIBOR USD + 0.800%)(3)	9,300,000	9,316,814
Stryker Corp.,
2.000%, 03/08/2019	6,250,000	6,217,371
Telefonica Emisiones SAU,
5.462%, 02/16/2021(1)	12,577,000	13,162,633
Teva Pharmaceutical Finance Netherlands III BV:
1.700%, 07/19/2019(1)	7,000,000	6,833,600
2.200%, 07/21/2021(1)	15,654,000	14,519,666
Time Warner Cable LLC:
6.750%, 07/01/2018	6,000,000	6,000,000
8.750%, 02/14/2019	4,395,000	4,541,649
8.250%, 04/01/2019	2,564,000	2,659,477
4.000%, 09/01/2021	9,700,000	9,699,776
Time Warner, Inc.,
4.875%, 03/15/2020	3,225,000	3,311,090
Total Capital International SA,
2.676%, 06/19/2019(3 Month LIBOR USD + 0.350%)(1)(3)	7,700,000	7,721,257
Total System Services, Inc.,
3.800%, 04/01/2021	7,960,000	8,014,416
TransCanada PipeLines Ltd.,
3.125%, 01/15/2019(1)	6,800,000	6,810,158
TTX Co.,
2.250%, 02/01/2019(2)	7,450,000	7,417,157
Verisk Analytics, Inc.:
4.875%, 01/15/2019	19,150,000	19,322,542
5.800%, 05/01/2021	4,949,000	5,239,451
Verizon Communications, Inc.:
3.000%, 11/01/2021	7,000,000	6,885,828
2.946%, 03/15/2022	23,880,000	23,437,235
Vodafone Group Plc:
2.500%, 09/26/2022(1)	3,000,000	2,869,499
3.290%, 01/16/2024(3 Month LIBOR USD + 0.990%)(1)(3)	15,000,000	14,930,610
Volkswagen Group of America Finance LLC,
2.400%, 05/22/2020(2)	5,270,000	5,183,901
Vulcan Materials Co.:
2.941%, 06/15/2020(3 Month LIBOR USD + 0.600%)(3)	11,630,000	11,614,487
2.950%, 03/01/2021(3 Month LIBOR USD + 0.650%)(3)	16,000,000	16,026,224
Walgreen Co.,
5.250%, 01/15/2019	2,330,000	2,359,056
Yara International ASA,
7.875%, 06/11/2019(1)(2)	500,000	522,377
Zimmer Holdings, Inc.:
2.700%, 04/01/2020	27,610,000	27,342,343
3.150%, 04/01/2022	2,190,000	2,149,927
Zoetis, Inc.,
3.450%, 11/13/2020	7,932,000	7,951,297
		1,715,652,656	29.5%
Utilities
Dominion Resources, Inc.:
2.962%, 07/01/2019(7)	4,000,000	3,991,098
2.500%, 12/01/2019	9,500,000	9,417,441
EDP Finance BV:
4.125%, 01/15/2020(1)(2)	12,071,000	12,169,741
5.250%, 01/14/2021(1)(2)	2,100,000	2,164,115
Enel Finance International NV,
2.875%, 05/25/2022(1)(2)	4,233,000	4,033,317
Exelon Corp.:
2.850%, 06/15/2020	2,425,000	2,403,414
5.150%, 12/01/2020	7,775,000	8,035,746
Exelon Generation Co LLC:
2.950%, 01/15/2020	7,500,000	7,469,228
4.000%, 10/01/2020	8,300,000	8,413,673
Fortis, Inc.,
2.100%, 10/04/2021(1)	2,100,000	2,003,901
Iberdrola Finance Ireland Ltd.,
5.000%, 09/11/2019(1)(2)	2,400,000	2,449,473
Mississippi Power Co.,
2.987%, 03/27/2020(3 Month LIBOR USD + 0.650%)(3)	5,475,000	5,474,993
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	1,075,000	1,102,522
NextEra Energy Capital Holdings, Inc.,
1.649%, 09/01/2018	6,575,000	6,560,567
NV Energy, Inc.,
6.250%, 11/15/2020	1,668,000	1,780,449
Orange Cogen Funding Corp.,
8.175%, 03/15/2022(2)	7,419,090	8,019,789
Sempra Energy:
9.800%, 02/15/2019	2,575,000	2,679,377
2.848%, 01/15/2021(3 Month LIBOR USD + 0.500%)(3)	1,425,000	1,425,717
The Southern Co.:
1.850%, 07/01/2019	4,750,000	4,702,765
2.750%, 06/15/2020	19,000,000	18,836,638
Southern Power Co.,
1.950%, 12/15/2019	4,600,000	4,522,016
UIL Holdings Corp.,
4.625%, 10/01/2020	1,750,000	1,791,746
		119,447,726	2.0%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018(1)(2)	1,150,000	1,149,750
2.100%, 01/18/2019(1)(2)	18,000,000	17,934,480
1.800%, 09/20/2019(1)(2)	4,750,000	4,676,784
Air Lease Corp.:
3.875%, 04/01/2021	6,885,000	6,935,488
3.375%, 06/01/2021	3,000,000	2,983,879
American Express Credit Corp.,
2.833%, 08/15/2019(3 Month LIBOR USD + 0.490%)(3)	2,000,000	2,006,923
American International Group, Inc.:
2.300%, 07/16/2019	1,400,000	1,391,530
3.375%, 08/15/2020	2,000,000	2,003,554
6.400%, 12/15/2020	16,900,000	18,113,815
Anthem, Inc.,
2.500%, 11/21/2020	14,325,000	14,081,868
ANZ New Zealand(Int'l) Ltd.:
2.600%, 09/23/2019(1)(2)	3,350,000	3,332,426
2.200%, 07/17/2020(1)(2)	10,000,000	9,800,826
2.850%, 08/06/2020(1)(2)	3,000,000	2,972,001
2.125%, 07/28/2021(1)(2)	2,013,000	1,928,647
Assurant, Inc.,
3.589%, 03/26/2021(3 Month LIBOR USD + 1.250%)(3)	8,000,000	8,020,106
Australia & New Zealand Banking Group Ltd.,
2.250%, 06/13/2019(1)	1,000,000	994,903
Bank of America Corp.:
2.600%, 01/15/2019	5,750,000	5,746,353
5.625%, 07/01/2020	2,000,000	2,093,211
5.875%, 01/05/2021	10,000,000	10,612,084
2.369%, 07/21/2021(3 Month LIBOR USD + 0.660%)(3)	10,000,000	9,802,943
2.328%, 10/01/2021(3 Month LIBOR USD + 0.630%)(3)	10,000,000	9,776,067
3.499%, 05/17/2022(3 Month LIBOR USD + 0.630%)(3)	5,000,000	4,998,283
Bank of Montreal:
1.800%, 07/31/2018(1)	5,000,000	4,997,671
3.100%, 04/13/2021(1)	15,000,000	14,940,085
1.900%, 08/27/2021(1)	10,000,000	9,563,812
The Bank of New York Mellon Corp.,
2.918%, 08/01/2018(3 Month LIBOR USD + 0.560%)(3)	1,000,000	1,000,631
Bank of Nova Scotia/The,
3.125%, 04/20/2021(1)	20,000,000	19,896,738
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.150%, 09/14/2018(1)(2)	6,300,000	6,293,952
Banque Federative du Credit Mutuel SA:
2.000%, 04/12/2019(1)(2)	18,600,000	18,459,663
2.200%, 07/20/2020(1)(2)	5,000,000	4,884,326
2.750%, 10/15/2020(1)(2)	2,200,000	2,172,274
2.700%, 07/20/2022(1)(2)	2,800,000	2,698,880
Barclays Bank Plc,
10.179%, 06/12/2021(1)(2)	4,500,000	5,192,274
Barclays Bank PLC,
5.140%, 10/14/2020(1)	5,506,000	5,638,385
Barclays PLC:
2.875%, 06/08/2020(1)	3,000,000	2,961,303
3.250%, 01/12/2021(1)	15,175,000	14,957,618
BNP Paribas SA:
2.400%, 12/12/2018(1)	1,600,000	1,599,106
2.375%, 05/21/2020(1)	3,225,000	3,179,119
BNZ International Funding Ltd.,
2.350%, 03/04/2019(1)(2)	7,250,000	7,223,276
BPCE SA:
2.500%, 12/10/2018(1)	10,525,000	10,519,118
2.500%, 07/15/2019(1)	1,000,000	993,512
3.000%, 05/22/2022(1)(2)	15,630,000	15,096,376
Canadian Imperial Bank of Commerce,
1.600%, 09/06/2019(1)	20,000,000	19,705,748
Capital One Financial Corp.:
2.500%, 05/12/2020	10,400,000	10,252,514
3.450%, 04/30/2021	7,125,000	7,108,564
Capital One NA:
2.250%, 02/13/2019	1,500,000	1,494,105
2.400%, 09/05/2019	9,300,000	9,224,761
1.850%, 09/13/2019	5,000,000	4,929,473
Citigroup, Inc.:
2.150%, 07/30/2018	3,975,000	3,974,134
2.050%, 12/07/2018	4,000,000	3,992,336
2.450%, 01/10/2020	14,825,000	14,658,504
2.700%, 03/30/2021	10,000,000	9,807,754
Citizens Bank NA:
2.500%, 03/14/2019	2,700,000	2,693,875
2.250%, 03/02/2020	5,000,000	4,918,237
2.200%, 05/26/2020	9,100,000	8,908,551
CNA Financial Corp.,
5.750%, 08/15/2021	6,000,000	6,364,004
Comerica Bank,
2.500%, 06/02/2020	7,000,000	6,909,038
Commonwealth Bank of Australia:
2.500%, 09/20/2018(1)	2,150,000	2,150,185
1.750%, 11/02/2018(1)	15,000,000	14,956,980
2.050%, 03/15/2019(1)	1,500,000	1,492,471
Compass Bank:
2.750%, 09/29/2019	9,906,000	9,851,668
5.500%, 04/01/2020	1,360,000	1,399,170
3.500%, 06/11/2021	14,700,000	14,685,326
Credit Agricole SA,
3.375%, 01/10/2022(1)(2)	10,000,000	9,790,506
Credit Suisse:
2.750%, 03/26/2020(1)	9,000,000	8,901,612
3.450%, 04/16/2021(1)	7,000,000	6,973,672
Credit Suisse AG,
5.400%, 01/14/2020(1)	8,084,000	8,317,005
Deutsche Bank AG:
3.805%, 01/18/2019(3 Month LIBOR USD + 1.450%)(1)(3)	4,000,000	4,002,708
2.500%, 02/13/2019(1)	8,000,000	7,944,461
2.950%, 08/20/2020(1)	4,400,000	4,278,234
3.125%, 01/13/2021(1)	5,515,000	5,333,031
3.150%, 01/22/2021(1)	3,000,000	2,903,324
4.250%, 10/14/2021(1)	5,000,000	4,929,350
Discover Bank:
2.600%, 11/13/2018	8,000,000	7,995,370
8.700%, 11/18/2019	7,395,000	7,883,186
3.100%, 06/04/2020	8,735,000	8,690,102
Discover Financial Services,
5.200%, 04/27/2022	4,531,000	4,725,933
DNB Bank ASA,
2.125%, 10/02/2020(1)(2)	14,300,000	13,945,273
Fifth Third Bancorp,
2.875%, 07/27/2020	5,000,000	4,971,867
First Horizon National Corp.,
3.500%, 12/15/2020	11,148,000	11,185,253
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	3,850,000	4,062,119
First Tennessee Bank NA,
2.950%, 12/01/2019	15,286,000	15,215,347
FMR LLC,
7.490%, 06/15/2019(2)	1,000,000	1,041,391
Goldman Sachs Group, Inc.,
2.876%, 10/31/2022(3 Month LIBOR USD + 0.821%)(3)	12,000,000	11,714,640
The Goldman Sachs Group, Inc.:
2.900%, 07/19/2018	1,000,000	1,000,220
7.500%, 02/15/2019	3,000,000	3,082,870
3.382%, 10/23/2019(3 Month LIBOR USD + 1.020%)(3)	2,751,000	2,776,447
2.300%, 12/13/2019	12,000,000	11,874,859
3.000%, 04/26/2022	5,000,000	4,884,504
Guardian Life Global Funding,
2.000%, 04/26/2021(2)	7,825,000	7,567,821
The Hartford Financial Services Group, Inc.:
6.000%, 01/15/2019	455,000	462,348
5.500%, 03/30/2020	1,947,000	2,022,454
HSBC Bank USA NA,
4.875%, 08/24/2020	10,000,000	10,306,570
HSBC Holdings PLC,
3.400%, 03/08/2021(1)	5,000,000	4,998,199
HSBC USA, Inc.:
3.215%, 09/24/2018(3 Month LIBOR USD + 0.880%)(3)	1,000,000	1,001,773
2.965%, 11/13/2019(3 Month LIBOR USD + 0.610%)(3)	9,750,000	9,794,096
5.000%, 09/27/2020	4,805,000	4,947,337
Humana, Inc.,
2.500%, 12/15/2020	9,625,000	9,447,078
Huntington Bancshares, Inc.:
2.600%, 08/02/2018	7,375,000	7,375,000
3.150%, 03/14/2021	1,335,000	1,327,524
Huntington National Bank/The,
3.250%, 05/14/2021	5,000,000	4,988,259
ING Bank NV:
1.650%, 08/15/2019(1)(2)	10,000,000	9,850,030
2.500%, 10/01/2019(1)(2)	8,961,000	8,895,948
5.000%, 06/09/2021(1)(2)	7,250,000	7,540,059
Jackson National Life Global Funding,
2.200%, 01/30/2020(2)	24,125,000	23,794,866
Jefferies Group LLC:
8.500%, 07/15/2019	1,500,000	1,582,714
6.875%, 04/15/2021	7,133,000	7,687,203
JPMorgan Chase & Co.:
2.989%, 01/28/2019(3 Month LIBOR USD + 0.630%)(3)	750,000	752,269
6.300%, 04/23/2019	5,000,000	5,140,644
2.250%, 01/23/2020	8,100,000	7,995,810
2.295%, 08/15/2021	10,550,000	10,192,475
3.514%, 06/18/2022(3 Month LIBOR USD + 0.610%)(3)	23,000,000	23,017,710
KEB Hana Bank,
1.750%, 10/18/2019(1)(2)	18,000,000	17,650,008
KeyBank NA:
2.350%, 03/08/2019	6,500,000	6,481,266
1.600%, 08/22/2019	3,000,000	2,955,768
2.500%, 12/15/2019	5,325,000	5,283,085
3.180%, 05/22/2022	9,972,000	9,837,806
Kookmin Bank,
1.625%, 08/01/2019(1)(2)	8,000,000	7,863,680
Lloyds Bank PLC:
2.000%, 08/17/2018(1)	4,500,000	4,496,369
2.050%, 01/22/2019(1)	4,000,000	3,988,371
6.500%, 09/14/2020(1)(2)	1,543,000	1,632,636
Macquarie Bank Ltd.,
2.400%, 01/21/2020(1)(2)	13,000,000	12,830,824
Macquarie Group Ltd,
6.000%, 01/14/2020(1)(2)	15,475,000	16,093,246
Manufacturers & Traders Trust Co.,
3.317%, 12/28/2020(1 Month LIBOR USD + 1.215%)(3)	282,000	282,530
Marsh & McLennan Cos, Inc.,
2.750%, 01/30/2022	7,000,000	6,842,786
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 09/13/2021(1)	15,000,000	14,403,129
Mitsubishi UFJ Trust & Banking Corp.,
2.650%, 10/19/2020(1)(2)	4,550,000	4,477,852
Mizuho Bank Ltd.:
3.549%, 10/20/2018(3 Month LIBOR USD + 1.190%)(1)(2)(3)	2,500,000	2,507,275
2.450%, 04/16/2019(1)(2)	2,400,000	2,392,544
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021(1)(2)	12,350,000	12,058,398
3.819%, 04/12/2021(3 Month LIBOR USD + 1.480%)(1)(2)(3)	3,000,000	3,071,852
2.273%, 09/13/2021(1)	8,330,000	7,994,384
Morgan Stanley:
3.209%, 01/24/2019(3 Month LIBOR USD + 0.850%)(3)	4,750,000	4,768,353
7.300%, 05/13/2019	15,125,000	15,677,328
3.506%, 01/27/2020(3 Month LIBOR USD + 1.140%)(3)	4,000,000	4,055,884
2.903%, 02/10/2021(3 Month LIBOR USD + 0.550%)(3)	9,850,000	9,869,294
3.292%, 07/22/2022(3 Month LIBOR USD + 0.930%)(3)	10,000,000	10,080,547
National Australia Bank Ltd.,
2.250%, 01/10/2020(1)	24,600,000	24,303,322
National Bank of Canada:
3.176%, 12/14/2018(3 Month LIBOR USD + 0.840%)(1)(3)	1,000,000	1,003,796
2.150%, 06/12/2020(1)	23,525,000	23,035,465
New York Life Global Funding,
1.550%, 11/02/2018(2)	9,500,000	9,470,193
Nomura Holdings, Inc.:
2.750%, 03/19/2019(1)	5,313,000	5,311,289
6.700%, 03/04/2020(1)	3,654,000	3,852,049
Nordea Bank AB:
2.954%, 09/30/2019(3 Month LIBOR USD + 0.620%)(1)(2)(3)	2,400,000	2,413,022
4.875%, 05/13/2021(1)(2)	8,980,000	9,233,923
The Northern Trust Co.,
6.500%, 08/15/2018	4,075,000	4,094,071
Pricoa Global Funding I,
1.450%, 09/13/2019(2)	12,000,000	11,799,130
Principal Life Global Funding II:
1.500%, 04/18/2019(2)	3,000,000	2,971,019
2.150%, 01/10/2020(2)	19,100,000	18,840,311
Protective Life Global Funding:
1.555%, 09/13/2019(2)	18,000,000	17,707,656
2.161%, 09/25/2020(2)	10,000,000	9,765,800
Prudential Financial, Inc.,
7.375%, 06/15/2019	7,000,000	7,290,688
RBC USA Holdco Corp.,
5.250%, 09/15/2020	3,310,000	3,452,339
Regions Financial Corp.,
3.200%, 02/08/2021	16,500,000	16,414,559
Reliance Standard Life Global Funding II:
2.150%, 10/15/2018(2)	13,000,000	12,980,601
2.500%, 04/24/2019(2)	2,300,000	2,291,672
2.500%, 01/15/2020(2)	6,000,000	5,937,067
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023(3 Month LIBOR USD + 1.480%)(1)(3)	8,000,000	7,749,663
The Royal Bank of Scotland PLC:
5.625%, 08/24/2020(1)	2,450,000	2,553,016
6.125%, 01/11/2021(1)	9,517,000	10,067,081
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	5,401,000	5,384,728
Santander UK Group Holdings PLC:
2.875%, 10/16/2020(1)	1,030,000	1,015,134
3.125%, 01/08/2021(1)	3,500,000	3,451,483
2.875%, 08/05/2021(1)	2,970,000	2,877,045
Santander UK PLC:
2.500%, 03/14/2019(1)	10,000,000	9,979,864
2.125%, 11/03/2020(1)	5,200,000	5,048,095
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018(1)(2)	5,000,000	4,993,035
2.375%, 03/25/2019(1)(2)	950,000	946,779
2.450%, 05/27/2020(1)(2)	4,700,000	4,630,440
SMBC Aviation Capital Finance DAC,
2.650%, 07/15/2021(1)(2)	800,000	775,682
Societe Generale SA:
2.625%, 10/01/2018(1)	5,700,000	5,701,662
3.417%, 10/01/2018(3 Month LIBOR USD + 1.080%)(1)(3)	6,000,000	6,014,195
Standard Chartered PLC:
2.100%, 08/19/2019(1)(2)	4,500,000	4,438,978
2.400%, 09/08/2019(1)(2)	4,225,000	4,181,867
2.250%, 04/17/2020(1)(2)	5,000,000	4,891,370
3.050%, 01/15/2021(1)(2)	17,271,000	17,018,291
Stifel Financial Corp.,
3.500%, 12/01/2020	27,373,000	27,415,524
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018(1)	3,500,000	3,499,143
1.762%, 10/19/2018(1)	5,000,000	4,988,052
3.295%, 01/18/2019(3 Month LIBOR USD + 0.940%)(1)(3)	1,000,000	1,004,164
2.450%, 01/16/2020(1)	4,500,000	4,448,726
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 03/06/2019(1)(2)	22,400,000	22,279,252
Svenska Handelsbanken AB:
2.825%, 06/17/2019(3 Month LIBOR USD + 0.490%)(1)(3)	2,000,000	2,006,438
3.267%, 10/01/2020(3 Month LIBOR USD + 0.930%)(1)(3)	10,000,000	10,141,565
Synchrony Financial:
2.600%, 01/15/2019	2,000,000	1,996,156
3.000%, 08/15/2019	13,350,000	13,321,653
2.700%, 02/03/2020	6,600,000	6,530,411
3.750%, 08/15/2021	8,489,000	8,480,194
Trinity Acquisition PLC,
3.500%, 09/15/2021(1)	12,885,000	12,779,661
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021(1)(2)	3,000,000	2,954,148
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020(1)(2)	11,600,000	11,477,746
3.775%, 09/24/2020(3 Month LIBOR USD + 1.440%)(1)(2)(3)	2,000,000	2,042,427
2.650%, 02/01/2022(1)(2)	9,471,000	9,124,329
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019(2)	8,000,000	7,966,831
3.250%, 10/05/2020(2)	6,000,000	5,988,063
Wells Fargo & Co.:
3.039%, 01/30/2020(3 Month LIBOR USD + 0.680%)(3)	1,975,000	1,988,044
2.500%, 03/04/2021	3,900,000	3,812,965
Westpac Banking Corp.,
1.650%, 05/13/2019(1)	4,650,000	4,602,444
Willis Towers Watson PLC,
5.750%, 03/15/2021(1)	13,085,000	13,794,791
		1,466,337,231	25.2%
Total Corporate Bonds		3,301,437,613	56.7%

Municipal Bonds
City of Bristol VA,
3.002%, 10/01/2020	8,210,000	8,226,338
City of Pittsburg CA,
5.864%, 07/01/2021	1,925,000	1,986,350
City of Williston ND,
3.100%, 07/15/2025	1,375,000	1,373,872
Cook County School District No. 144,
2.500%, 12/01/2018	745,000	743,421
County of Sonoma CA,
5.070%, 12/01/2022	20,910,000	21,778,601
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,640,617
Illinois Housing Development Authority,
4.000%, 02/01/2034	8,005,000	8,070,321
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023	170,000	172,955
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	5,874,393
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036	7,035,000	7,100,777
New Jersey Economic Development Authority,
3.155%, 02/15/2021	1,440,000	1,318,694
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	2,195,000	2,376,922
5.976%, 03/01/2024	3,950,000	4,146,275
Oakland Redevelopment Agency Successor Bonds,
2.271%, 09/01/2018	1,675,000	1,674,682
Public Finance Authority,
2.625%, 11/01/2019	4,500,000	4,432,410
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034	4,800,000	4,741,344
San Diego Metropolitan Transit System,
4.840%, 12/01/2018	1,780,000	1,791,873
State of Hawaii Department of Business Economic Development & Tourism,
1.467%, 07/01/2022	8,651,459	8,518,919
State of Illinois,
5.000%, 06/01/2019	19,000,000	19,421,420
		105,390,184	1.8%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 2.241%, 04/25/2036(1 Month LIBOR USD + 0.150%)(3)	2,804,740	2,790,275
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.541%, 10/25/2035(1 Month LIBOR USD + 0.450%)(3)	13,280,000	13,320,610
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	167,516	168,824
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020(6)	81,291	81,433
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	122,764	123,479
Series 2004-8CB, Class A, 2.361%, 06/25/2034(1 Month LIBOR USD + 0.270%)(3)	3,794,477	3,793,372
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036(6)	73,205	72,653
Series 2006-28CB, Class A17, 6.000%, 10/25/2036(6)	653,272	531,590
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 2.431%, 11/25/2035(1 Month LIBOR USD + 0.340%)(3)	5,553,078	5,547,704
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 2.306%, 01/25/2036(1 Month LIBOR USD + 0.215%)(3)	8,084,041	8,048,886
Banc of America Mortgage Trust,
Series 2004-B, Class 2A2, 3.919%, 03/25/2034(4)	1,364,732	1,386,128
Carrington Mortgage Loan Trust:
Series 2006-OPT1, Class A3, 2.271%, 12/25/2035(1 Month LIBOR USD + 0.180%)(3)	1,586,938	1,584,270
Series 2006-NC1, Class A3, 2.301%, 01/25/2036(1 Month LIBOR USD + 0.210%)(3)	5,240,014	5,236,936
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 2.391%, 06/25/2036(1 Month LIBOR USD + 0.300%)(3)	10,041,155	10,006,768
Series 2006-9, Class 1AF3, 4.606%, 08/25/2036(4)(6)	674,172	624,844
Series 2006-13, Class 1AF3, 4.421%, 01/25/2037(4)	427,078	425,889
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 3.741%, 12/25/2035(4)(7)	17,631	17,584
CWABS Asset-Backed Certificates Trust,
Series 2005-16, Class 3AV, 2.321%, 05/25/2036(1 Month LIBOR USD + 0.230%)(3)	2,111,279	2,109,789
GSAA Trust:
Series 2005-8, Class A4, 2.361%, 06/25/2035(1 Month LIBOR USD + 0.270%)(3)	3,981,851	3,992,637
Series 2005-6, Class A3, 2.461%, 06/25/2035(1 Month LIBOR USD + 0.370%)(3)	913,897	919,798
GSAMP Trust,
Series 2006-HE7, Class A2D, 2.321%, 10/25/2036(1 Month LIBOR USD + 0.230%)(3)	10,189,558	10,124,893
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.221%, 07/25/2036(1 Month LIBOR USD + 0.130%)(3)	3,042,916	3,030,866
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 4.162%, 07/25/2035(4)	823,225	827,194
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	46,594	47,280
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	22,651	22,636
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	3,760,430	3,927,036
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.321%, 12/25/2035(1 Month LIBOR USD + 0.230%)(3)	3,786,510	3,773,721
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 2.261%, 03/25/2036(1 Month LIBOR USD + 0.170%)(3)	1,029,561	1,028,564
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 2.541%, 05/25/2035(1 Month LIBOR USD + 0.450%)(3)	2,038,923	2,041,296
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 2.751%, 08/25/2035(1 Month LIBOR USD + 0.660%)(3)	1,658,041	1,663,230
RAMP Series Trust,
Series 2006-NC2, Class A2, 2.281%, 12/25/2035(1 Month LIBOR USD + 0.190%)(3)	336,824	336,743
RASC Series Trust,
Series 2005-AHL2, Class A3, 2.441%, 10/25/2035(1 Month LIBOR USD + 0.350%)(3)	2,564,235	2,563,740
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037(4)(7)	1,914,212	873,299
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 2.241%, 09/25/2036(1 Month LIBOR USD + 0.150%)(3)	1,002,454	997,551
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 2.351%, 12/25/2035(1 Month LIBOR USD + 0.260%)(3)	69,898	69,894
Series 2006-OPT2, Class A3, 2.271%, 05/25/2036(1 Month LIBOR USD + 0.180%)(3)	3,599,277	3,591,795
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2D, 2.391%, 12/25/2036(1 Month LIBOR USD + 0.300%)(3)	3,717,774	3,722,553
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 3.091%, 10/25/2034(1 Month LIBOR USD + 1.000%)(3)	5,723,008	5,720,683
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034(4)(7)	114,176	115,814
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.362%, 10/25/2043(4)	6,638,386	6,740,712
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055(2)(4)	1,936,999	1,915,341
Series 2015-4, Class A1, 3.500%, 04/25/2055(2)(4)	4,171,261	4,174,589
Series 2016-5, Class A1, 2.500%, 10/25/2056(2)(4)	10,466,672	10,221,565
Series 2017-1, Class A1, 2.750%, 10/25/2056(2)(4)	14,080,795	13,785,542
Series 2017-5, Class A1, 2.691%, 02/26/2057(1 Month LIBOR USD + 0.600%)(2)(3)	15,206,794	15,220,883
Series 2017-3, Class A1, 2.750%, 06/25/2057(2)(4)	17,401,503	17,029,050
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	16,746	16,895
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	39,697	40,161
Series 2004-AR3, Class A1, 3.952%, 06/25/2034(4)	5,075,713	5,176,054
		179,583,049	3.1%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K008, Class A2, 3.531%, 06/25/2020	27,325,000	27,624,326
Series K504, Class A2, 2.566%, 09/25/2020(4)	20,650,000	20,564,796
Series K010, Class A2, 4.333%, 10/25/2020(4)	14,775,000	15,183,013
Series K014, Class A2, 3.871%, 04/25/2021	10,147,313	10,359,438
		73,731,573	1.3%
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045	20,654,614	20,625,103
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	8,112,000	8,207,148
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045	14,165,778	13,973,970
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	4,656,587	4,690,086
Series 2011-C5, Class A3, 4.171%, 08/15/2046	18,717,804	19,120,523
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB, 3.761%, 08/17/2046(4)	13,400,000	13,594,992
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AAB, 2.657%, 05/17/2046	12,040,908	11,910,836
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,085,366
		99,208,024	1.7%
		352,522,646	3.0%
Asset Backed Securities		172,939,597
Ally Auto Receivables Trust 2018-3,
Series 2018-3, 3.000%, 01/17/2023	8,000,000	7,999,453
American Express Credit Account Master Trust:
Series 2017-1, Class A, 1.930%, 09/15/2022	18,450,000	18,177,931
Series 2017-6, Class A, 2.040%, 05/15/2023	11,600,000	11,365,575
BA Credit Card Trust,
Series 2018-2, 3.000%, 09/15/2023	29,775,000	29,779,588
Bank of The West Auto Trust,
Series 2017-1, Class A3, 2.110%, 01/15/2023(2)	7,500,000	7,368,716
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,666,394
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	42,500,000	41,639,588
Chesapeake Funding II LLC:
Series 2017-2A, Class A1, 1.990%, 05/15/2029(2)	25,760,880	25,497,454
Series 2017-3A, Class A1, 1.910%, 08/15/2029(2)	11,123,456	10,991,146
Series A-1, 3.040%, 04/15/2030(2)	11,700,000	11,660,829
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.750%, 11/19/2021	9,165,000	9,029,487
Series 2017-A3, Class A3, 1.920%, 04/07/2022	33,225,000	32,662,435
Series 2018-A1, Class A1, 2.490%, 01/20/2023	8,850,000	8,737,974
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	5,693	5,817
Series 1998-3, Class A5, 6.220%, 03/01/2030	108,461	114,429
Dell Equipment Finance Trust,
Series 2017-2, Class A3, 2.190%, 10/24/2022(2)	10,000,000	9,893,609
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	19,075,000	18,764,020
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026(2)	16,392,000	16,264,023
Series 2015-1, Class A, 2.120%, 07/15/2026(2)	12,592,000	12,422,233
GM Financial Automobile Leasing Trust:
Series 2017-2, Class A3, 2.020%, 09/21/2020	19,425,000	19,244,763
Series 2018-1, Class A3, 2.610%, 01/20/2021	9,875,000	9,820,750
Hyundai Auto Lease Securitization Trust:
Series 2017-B, Class A3, 1.970%, 07/15/2020(2)	12,850,000	12,746,423
Series 2017-A, Class A3, 1.880%, 08/17/2020(2)	16,675,000	16,599,839
Kookmin Bank,
2.125%, 10/21/2020(1)(2)	3,400,000	3,305,072
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021(1)(2)	31,800,000	31,442,597
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022(2)	11,625,000	11,437,055
Nissan Auto Lease Trust,
Series 2017-A, Class A3, 1.910%, 04/15/2020	12,375,000	12,272,551
PFS Financing Corp.:
Series 2016-BA, Class A, 1.870%, 10/15/2021(2)	15,734,000	15,507,674
Series 2018-B, Class A, 2.890%, 02/15/2023(2)	7,395,000	7,330,006
Santander Retail Auto Lease Trust,
Series 2017-A, Class A4, 2.370%, 01/20/2022(2)	3,148,000	3,103,820
SoFi Consumer Loan Program,
Series 2017-3, Class A, 2.770%, 05/26/2026(2)	6,595,291	6,542,307
SoFi Consumer Loan Program LLC,
Series 2017-4, Class A, 2.500%, 06/25/2026(2)	3,930,830	3,881,080
Synchrony Credit Card Master Note Trust,
Series 2016-3, Class A, 1.580%, 09/15/2022	16,310,000	16,058,144
TCF Auto Receivables Owner Trust,
Series 2016-1A, Class A4, 2.030%, 02/15/2022(2)	14,404,000	14,227,501
Verizon Owner Trust:
Series 2016-2A, Class A, 1.680%, 05/20/2021(2)	22,750,000	22,515,689
Series 2017-1A, Class A, 2.060%, 09/20/2021(2)	5,100,000	5,041,907
Series 2018-1A, Class A1A, 2.820%, 09/20/2022(2)	28,000,000	27,901,930
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022(2)	12,800,000	12,692,261
World Financial Network Credit Card Master Trust:
Series 2017-C, Class A, 2.310%, 08/15/2024	14,125,000	13,856,754
Series 2016-A, Class A, 2.030%, 04/15/2025	12,000,000	11,627,509
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A3, 2.130%, 04/15/2020	14,775,000	14,658,611
		570,854,944	9.8%
Total Long-Term Investments(Cost $5,791,335,487)		5,729,415,754	98.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 1.81%(5)	159,805,870	159,805,870
Total Short-Term Investment(Cost $159,805,870)		159,805,870	2.7%
Total Investments(Cost $5,951,141,357)		5,889,221,624	101.2%
Liabilities in Excess of Other Assets		(72,502,410)	(1.2)%
TOTAL NET ASSETS		$5,816,719,214	100.0%
Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $1,457,528,600, which represents 25.06% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(4)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(5)	7-Day Yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2018.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2018 (Unaudited)
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,300,968,340	$–	$1,300,968,340
Other Government Related Securities	–	98,242,027	–	98,242,027
Corporate Bonds	–	3,301,437,613	–	3,301,437,613
Municipal Bonds	–	105,390,184	–	105,390,184
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	179,583,049	–	179,583,049
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	73,731,573	–	73,731,573
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	99,208,024	–	99,208,024
Asset Backed Securities	–	570,854,944	–	570,854,944
Total Long-Term Investments	–	5,729,415,754	–	5,729,415,754
Short-Term Investment
Money Market Mutual Fund	159,805,870	–	–	159,805,870
Total Short-Term Investment	159,805,870	–	–	159,805,870
Total Investments	$159,805,870	$5,729,415,754	$–	$5,889,221,624

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.   See the Fund's valuation policy in Note 2a to the financial statements.

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$16,500,000	$16,521,270
1.375%, 08/31/2020	187,400,000	182,744,281
1.750%, 03/31/2022	274,025,000	264,947,922
1.875%, 03/31/2022	286,125,000	277,910,082
2.500%, 05/15/2024	227,675,000	224,099,792
2.250%, 11/15/2025	175,350,000	168,644,232
2.000%, 11/15/2026	126,525,000	118,572,706
		1,253,440,285	37.7%
Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (1)(2)	1,000,000	1,022,573
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (1)(2)	1,150,000	1,122,400
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,000,000	1,928,262
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	5,150,000	5,207,690
Electricite de France SA,
2.350%, 10/13/2020 (1)(2)	8,875,000	8,705,200
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	3,200,000	3,151,482
KFW,
4.875%, 06/17/2019 (1)	3,250,000	3,321,711
Korea Gas Corp.,
2.875%, 07/29/2018 (1)(2)	1,000,000	999,871
Petroleos Mexicanos,
5.500%, 01/21/2021 (1)	2,000,000	2,058,980
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	3,000,000	2,956,043
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019(1)(2)	3,000,000	2,944,470
2.750%, 05/03/2021(1)(2)	5,300,000	5,194,652
		38,613,334	1.1%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
3.700%, 10/15/2025	2,825,000	2,767,744
Abbott Laboratories,
3.400%, 11/30/2023	10,000,000	9,866,252
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,450,000	1,347,460
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022(1)(2)	7,400,000	7,112,327
Anadarko Holding Co.,
7.500%, 10/15/2026	1,288,000	1,490,449
Anadarko Petroleum Corp.,
6.950%, 06/15/2019	1,000,000	1,034,755
Anheuser-Busch InBev Finance, Inc.:
3.300%, 02/01/2023	4,455,000	4,417,750
3.650%, 02/01/2026	3,775,000	3,695,512
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	1,926,851
AT&T, Inc.:
3.950%, 01/15/2025	8,000,000	7,824,228
4.300%, 02/15/2030(2)	9,367,000	8,841,571
Boardwalk Pipelines LP,
5.950%, 06/01/2026	1,360,000	1,458,402
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,058,103
BP Capital Markets PLC:
4.750%, 03/10/2019(1)	2,500,000	2,536,167
2.521%, 01/15/2020(1)	2,650,000	2,633,338
3.245%, 05/06/2022(1)	1,000,000	996,850
Broadcom Corp. / Broadcom Cayman Finance Ltd.:
2.375%, 01/15/2020	1,500,000	1,480,455
3.000%, 01/15/2022	5,275,000	5,130,785
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	2,500,000	2,498,534
3.750%, 09/25/2027	5,000,000	4,718,560
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	7,713,554
Cenovus Energy, Inc.,
5.700%, 10/15/2019(1)	3,000,000	3,076,800
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	12,082,752
Charter Communications Operating LLC:
4.464%, 07/23/2022	7,425,000	7,516,230
3.750%, 02/15/2028	3,765,000	3,409,810
4.200%, 03/15/2028	2,000,000	1,872,359
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020(2)	4,125,000	4,076,046
CNH Industrial Capital LLC,
3.875%, 10/15/2021	3,000,000	2,985,000
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018(1)	1,576,000	1,573,840
Comcast Corp.:
2.750%, 03/01/2023	1,475,000	1,417,906
2.350%, 01/15/2027	4,175,000	3,656,570
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	2,875,461
3.500%, 05/09/2027	3,475,000	3,291,527
Cox Communications, Inc.:
3.250%, 12/15/2022(2)	3,600,000	3,496,881
3.850%, 02/01/2025(2)	2,800,000	2,742,882
3.350%, 09/15/2026(2)	1,700,000	1,571,719
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,347,310
4.000%, 12/05/2023	4,425,000	4,443,415
4.100%, 03/25/2025	3,225,000	3,207,911
Daimler Finance North America LLC:
2.250%, 07/31/2019(2)	2,300,000	2,281,706
2.200%, 05/05/2020(2)	5,000,000	4,903,855
DCP Midstream LLC,
9.750%, 03/15/2019(2)	1,600,000	1,666,000
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018(1)	2,850,000	2,865,913
6.000%, 07/08/2019(1)	1,700,000	1,751,351
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019(2)	10,900,000	10,927,444
Dollar Tree, Inc.,
3.700%, 05/15/2023	5,050,000	5,004,678
The Dow Chemical Co.,
8.550%, 05/15/2019	8,800,000	9,223,104
DXC Technology Co.:
4.450%, 09/18/2022	14,000,000	14,410,208
4.250%, 04/15/2024	1,700,000	1,698,148
Ecolab, Inc.,
3.250%, 01/14/2023	5,000,000	4,937,208
Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	2,570,071
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	9,619,666
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	2,979,751
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	4,607,962
ERAC USA Finance LLC:
2.350%, 10/15/2019(2)	6,650,000	6,575,339
2.600%, 12/01/2021(2)	4,825,000	4,680,295
Express Scripts Holding Co.,
3.000%, 07/15/2023	5,655,000	5,364,151
Federal Express Corp. Pass Through Trust,
6.845%, 07/15/2020	285,706	292,134
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	2,319,000	2,291,997
3.875%, 06/05/2024	1,192,000	1,188,390
3.000%, 08/15/2026	2,000,000	1,832,167
4.250%, 05/15/2028	8,675,000	8,639,398
Fiserv, Inc.:
4.750%, 06/15/2021	1,728,000	1,796,956
3.500%, 10/01/2022	2,900,000	2,856,058
FMC Corp.,
4.100%, 02/01/2024	2,000,000	2,005,792
Ford Motor Credit Co. LLC:
5.750%, 02/01/2021	2,000,000	2,098,571
3.336%, 03/18/2021	1,800,000	1,783,857
3.339%, 03/28/2022	2,000,000	1,957,219
2.979%, 08/03/2022	7,000,000	6,742,455
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	2,000,000	1,900,000
3.875%, 03/15/2023	1,100,000	1,039,500
General Electric Co.:
6.000%, 08/07/2019	774,000	800,268
5.500%, 01/08/2020	731,000	757,718
5.550%, 05/04/2020	816,000	850,468
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	5,500,000	5,452,750
4.375%, 09/25/2021	5,325,000	5,427,641
3.450%, 01/14/2022	1,475,000	1,453,819
3.150%, 06/30/2022	1,000,000	971,870
4.150%, 06/19/2023	1,325,000	1,324,682
Georgia-Pacific LLC,
5.400%, 11/01/2020(2)	6,797,000	7,120,196
Glencore Funding LLC:
2.500%, 01/15/2019(2)	4,400,000	4,376,064
4.125%, 05/30/2023(2)	1,750,000	1,746,167
4.625%, 04/29/2024(2)	1,000,000	1,005,415
4.000%, 03/27/2027(2)	4,725,000	4,460,047
3.875%, 10/27/2027(2)	1,150,000	1,062,681
Grupo Bimbo SAB de CV:
4.875%, 06/30/2020(1)(2)	3,504,000	3,597,628
3.875%, 06/27/2024(1)(2)	3,000,000	2,933,853
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019(1)(2)	5,400,000	5,587,045
4.625%, 01/13/2022(1)(2)	7,000,000	7,190,267
Hyundai Capital America:
2.500%, 03/18/2019(2)	1,300,000	1,294,005
2.000%, 07/01/2019(2)	2,500,000	2,467,468
1.750%, 09/27/2019(2)	3,000,000	2,941,740
3.450%, 03/12/2021(2)	9,000,000	8,929,358
Ingersoll-Rand Co.,
6.391%, 11/15/2027(1)	1,195,000	1,332,331
Johnson Controls International PLC,
4.250%, 03/01/2021(1)	2,000,000	2,044,844
Keysight Technologies, Inc.,
3.300%, 10/30/2019	4,690,000	4,677,790
Kinder Morgan, Inc.:
5.625%, 11/15/2023(2)	1,000,000	1,064,859
4.300%, 03/01/2028	5,000,000	4,857,454
7.800%, 08/01/2031	7,000,000	8,467,500
Kraft Heinz Foods Co.:
3.500%, 06/06/2022	2,000,000	1,980,193
6.375%, 07/15/2028	6,629,000	7,428,320
Laboratory Corp. of America Holdings,
4.625%, 11/15/2020	468,000	481,204
LyondellBasell Industries NV,
6.000%, 11/15/2021(1)	1,100,000	1,177,233
McCormick & Co., Inc.,
3.150%, 08/15/2024	6,000,000	5,734,464
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,373,364
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019(2)	1,000,000	1,029,500
The Mosaic Co.,
4.250%, 11/15/2023	8,606,000	8,656,728
MPLX LP:
3.375%, 03/15/2023	1,675,000	1,638,066
4.875%, 06/01/2025	10,192,000	10,479,115
Noble Energy, Inc.,
4.150%, 12/15/2021	450,000	457,213
Nutrien Ltd.,
3.150%, 10/01/2022(1)	1,306,000	1,270,348
Nvent Finance Sarl,
3.950%, 04/15/2023(1)(2)	15,800,000	15,636,646
ONEOK Partners LP,
3.375%, 10/01/2022	3,336,000	3,290,762
ONEOK, Inc.,
7.500%, 09/01/2023	7,470,000	8,555,303
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.950%, 03/10/2025(2)	12,000,000	11,860,055
Petrofac Ltd.,
3.400%, 10/10/2018(1)(2)	6,880,000	6,837,000
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	1,907,133
3.750%, 03/01/2028	4,100,000	3,831,837
POSCO,
5.250%, 04/14/2021(1)(2)	3,000,000	3,121,547
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	1,000,000	1,025,000
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	1,106,490
Rockies Express Pipeline LLC,
5.625%, 04/15/2020(2)	1,000,000	1,023,750
Roper Technologies, Inc.,
3.800%, 12/15/2026	1,450,000	1,406,226
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	9,730,000	10,435,372
Samarco Mineracao SA,
5.375%, 09/26/2024(1)(2)(7)	1,675,000	1,222,750
Schlumberger Holdings Corp.,
2.350%, 12/21/2018(2)	4,500,000	4,491,174
Schneider Electric SE,
2.950%, 09/27/2022(1)(2)	2,000,000	1,963,599
Sherwin-Williams Co.,
3.125%, 06/01/2024	4,000,000	3,820,515
Smithfield Foods, Inc.:
2.700%, 01/31/2020(2)	7,118,000	7,015,869
2.650%, 10/03/2021(2)	8,000,000	7,621,844
Solvay Finance America LLC,
3.400%, 12/03/2020(2)	4,375,000	4,389,299
Sysco Corp.:
2.600%, 10/01/2020	7,600,000	7,507,396
2.500%, 07/15/2021	2,000,000	1,952,999
2.600%, 06/12/2022	150,000	144,997
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	5,439,082
3.900%, 05/25/2027	8,025,000	7,545,330
Telefonica Emisiones SAU,
5.462%, 02/16/2021(1)	400,000	418,625
Time Warner Cable LLC,
6.750%, 07/01/2018	2,000,000	2,000,000
Time Warner, Inc.:
4.700%, 01/15/2021	1,325,000	1,363,729
4.750%, 03/29/2021	2,000,000	2,063,774
3.600%, 07/15/2025	4,000,000	3,803,271
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021(1)	556,000	641,238
Vale Overseas Ltd.:
4.375%, 01/11/2022(1)	2,775,000	2,808,272
6.250%, 08/10/2026(1)	3,460,000	3,747,180
Valero Energy Corp.,
3.400%, 09/15/2026	4,500,000	4,260,748
Verizon Communications, Inc.:
3.376%, 02/15/2025	6,424,000	6,149,538
4.125%, 03/16/2027	3,000,000	2,968,924
4.329%, 09/21/2028(2)	2,051,000	2,032,748
Wabtec Corp.:
4.375%, 08/15/2023	7,850,000	7,865,387
3.450%, 11/15/2026	5,000,000	4,620,148
Walgreen Co.,
5.250%, 01/15/2019	605,000	612,545
Waste Management, Inc.,
3.125%, 03/01/2025	1,975,000	1,901,324
Western Gas Partners LP,
4.500%, 03/01/2028	7,000,000	6,736,494
WestRock MWV LLC,
7.375%, 09/01/2019	2,033,000	2,130,953
Williams Partners LP:
5.250%, 03/15/2020	1,000,000	1,030,885
4.125%, 11/15/2020	1,625,000	1,645,404
4.300%, 03/04/2024	2,500,000	2,508,943
Yara International ASA,
3.800%, 06/06/2026(1)(2)	300,000	285,133
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	9,928,590
Zoetis, Inc.:
3.250%, 02/01/2023	7,150,000	7,039,717
4.500%, 11/13/2025	2,000,000	2,069,591
3.000%, 09/12/2027	4,000,000	3,699,863
		629,072,085	18.9%
Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023(1)(2)	6,200,000	6,213,075
Edison International:
2.950%, 03/15/2023	2,650,000	2,545,795
4.125%, 03/15/2028	13,600,000	13,390,624
EDP Finance BV,
4.125%, 01/15/2020(1)(2)	15,000,000	15,122,700
Enel Finance International NV:
3.625%, 05/25/2027(1)(2)	1,550,000	1,417,808
3.500%, 04/06/2028(1)(2)	13,550,000	12,175,666
Fortis, Inc.,
2.100%, 10/04/2021(1)	5,000,000	4,771,193
Mississippi Power Co.,
2.987%, 03/27/2020 (3 Month LIBOR USD + 0.650%)(3)	7,000,000	6,999,991
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	3,694,000	3,788,575
2.000%, 01/27/2020	3,000,000	2,957,727
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,434,268
PSEG Power LLC,
5.125%, 04/15/2020	220,000	226,908
RGS I&M Funding Corp.,
9.820%, 12/07/2022	411,732	471,535
The Southern Co.,
2.750%, 06/15/2020	3,200,000	3,172,486
Talent Yield Investments Ltd.,
4.500%, 04/25/2022(1)(2)	3,800,000	3,845,296
		79,533,647	2.4%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018(1)(2)	1,200,000	1,199,740
2.450%, 06/04/2020(1)(2)	2,650,000	2,607,062
Aetna, Inc.,
2.800%, 06/15/2023	4,000,000	3,811,315
AIA Group Ltd.,
3.200%, 03/11/2025(1)(2)	3,000,000	2,881,090
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	97,800
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,283,963
4.125%, 02/15/2024	1,000,000	1,004,604
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	715,434
Anthem, Inc.,
3.350%, 12/01/2024	10,000,000	9,660,575
ANZ New Zealand (Int'l) Ltd.:
2.600%, 09/23/2019(1)(2)	4,140,000	4,118,282
2.850%, 08/06/2020(1)(2)	4,000,000	3,962,669
2.125%, 07/28/2021(1)(2)	1,200,000	1,149,715
Banco Santander SA,
3.500%, 04/11/2022(1)	4,400,000	4,291,915
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%)(3)	11,000,000	10,783,237
3.300%, 01/11/2023	3,350,000	3,300,855
4.000%, 04/01/2024	1,487,000	1,500,027
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(3)	3,000,000	2,856,685
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%)(3)	5,000,000	4,822,158
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(3)	1,338,000	1,259,960
The Bank of Nova Scotia,
4.500%, 12/16/2025(1)	7,000,000	6,979,509
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.700%, 09/09/2018(1)(2)	2,550,000	2,550,649
2.150%, 09/14/2018(1)(2)	1,000,000	999,040
2.300%, 03/10/2019(1)(2)	1,125,000	1,120,941
2.300%, 03/05/2020(1)(2)	3,000,000	2,952,985
BanPonce Trust I,
8.327%, 02/01/2027	2,500,000	2,498,760
Barclays PLC:
3.250%, 01/12/2021(1)	2,000,000	1,971,350
3.684%, 01/10/2023(1)	7,000,000	6,807,225
4.337%, 01/10/2028(1)	2,275,000	2,160,752
BNP Paribas SA,
3.500%, 03/01/2023(1)(2)	10,000,000	9,747,039
BNZ International Funding Ltd.:
2.350%, 03/04/2019(1)(2)	3,300,000	3,287,836
2.100%, 09/14/2021(1)(2)	10,000,000	9,559,226
3.375%, 03/01/2023(1)(2)	2,000,000	1,961,977
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	11,588,069
BPCE SA:
5.700%, 10/22/2023(1)(2)	3,950,000	4,125,080
4.000%, 04/15/2024(1)	3,500,000	3,504,532
4.625%, 07/11/2024(1)(2)	10,000,000	9,874,052
Capital One NA:
2.250%, 02/13/2019	3,500,000	3,486,245
2.650%, 08/08/2022	12,150,000	11,658,364
Citigroup, Inc.:
2.050%, 12/07/2018	5,700,000	5,689,078
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%)(3)	2,000,000	1,928,568
3.750%, 06/16/2024	500,000	494,150
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%)(3)	9,000,000	8,716,814
Citizens Bank NA:
2.450%, 12/04/2019	8,500,000	8,421,982
2.550%, 05/13/2021	2,000,000	1,950,499
CNA Financial Corp.:
5.750%, 08/15/2021	1,385,000	1,469,024
4.500%, 03/01/2026	5,000,000	5,099,489
Comerica Bank,
2.500%, 06/02/2020	3,375,000	3,331,143
Commonwealth Bank of Australia:
1.750%, 11/02/2018(1)	4,500,000	4,487,094
5.000%, 10/15/2019(1)(2)	4,335,000	4,446,702
Compass Bank:
2.750%, 09/29/2019	8,000,000	7,956,122
2.875%, 06/29/2022	3,125,000	3,016,785
3.875%, 04/10/2025	4,200,000	4,050,648
Cooperatieve Rabobank UA:
2.500%, 01/19/2021(1)	8,175,000	8,018,361
4.625%, 12/01/2023(1)	3,400,000	3,424,727
Credit Agricole SA:
2.750%, 06/10/2020(1)(2)	3,000,000	2,962,293
3.375%, 01/10/2022(1)(2)	7,400,000	7,244,975
Credit Suisse AG,
5.300%, 08/13/2019(1)	3,220,000	3,301,847
Credit Suisse Group AG:
3.574%, 01/09/2023(1)(2)	1,000,000	979,532
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(1)(2)(3)	4,000,000	4,002,910
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023(1)	8,700,000	8,587,129
Deutsche Bank AG:
2.950%, 08/20/2020(1)	3,000,000	2,916,977
4.250%, 10/14/2021(1)	7,000,000	6,901,090
3.300%, 11/16/2022(1)	5,175,000	4,848,311
Discover Bank,
2.600%, 11/13/2018	2,500,000	2,498,553
Discover Financial Services,
4.100%, 02/09/2027	9,000,000	8,632,647
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,240,097
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	1,618,000	1,707,145
First Tennessee Bank NA,
2.950%, 12/01/2019	500,000	497,689
The Goldman Sachs Group, Inc.:
2.900%, 07/19/2018	1,000,000	1,000,220
7.500%, 02/15/2019	865,000	888,894
2.550%, 10/23/2019	2,000,000	1,987,747
2.350%, 11/15/2021	2,825,000	2,716,777
3.000%, 04/26/2022	5,000,000	4,884,504
3.500%, 01/23/2025	2,000,000	1,931,361
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%)(3)	3,500,000	3,323,330
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%)(3)	4,000,000	3,791,933
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(3)	3,000,000	2,954,730
Guardian Life Global Funding:
2.000%, 04/26/2021(2)	4,000,000	3,868,535
3.400%, 04/25/2023(2)	9,000,000	8,975,018
The Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	500,000	527,658
High Street Funding Trust I,
4.111%, 02/15/2028(2)	5,000,000	4,908,150
Highmark, Inc.,
4.750%, 05/15/2021(2)	2,000,000	2,041,372
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%)(1)(3)	10,140,000	9,932,357
3.600%, 05/25/2023(1)	2,500,000	2,475,492
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,459,122
Humana, Inc.,
2.900%, 12/15/2022	6,275,000	6,096,463
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	1,500,000	1,491,600
2.300%, 01/14/2022	1,300,000	1,248,407
The Huntington National Bank,
2.875%, 08/20/2020	3,500,000	3,480,010
ING Bank NV:
2.500%, 10/01/2019(1)(2)	2,475,000	2,457,033
5.000%, 06/09/2021(1)(2)	2,000,000	2,080,016
5.800%, 09/25/2023(1)(2)	8,865,000	9,393,639
Invesco Finance PLC,
3.125%, 11/30/2022(1)	4,500,000	4,427,487
Jackson National Life Global Funding,
3.250%, 01/30/2024(2)	10,000,000	9,803,464
Jefferies Group LLC:
8.500%, 07/15/2019	3,325,000	3,508,350
6.875%, 04/15/2021	2,000,000	2,155,391
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.,
4.850%, 01/15/2027	1,425,000	1,383,118
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(2)	11,325,000	13,228,595
JPMorgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,773,705
2.295%, 08/15/2021	2,500,000	2,415,278
4.500%, 01/24/2022	3,000,000	3,103,236
3.589%, 10/24/2023 (3 Month LIBOR USD + 1.230%)(3)	5,000,000	5,090,122
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,712,993
3.400%, 05/20/2026	2,200,000	2,094,050
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023(2)	2,000,000	2,020,214
Life Storage LP,
3.875%, 12/15/2027	8,000,000	7,571,025
Lloyds Bank PLC:
2.050%, 01/22/2019(1)	3,000,000	2,991,279
5.800%, 01/13/2020(1)(2)	2,900,000	3,009,760
3.000%, 01/11/2022(1)	7,000,000	6,818,244
Macquarie Bank Ltd.:
2.400%, 01/21/2020(1)(2)	1,000,000	986,987
6.625%, 04/07/2021(1)(2)	5,482,000	5,874,742
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(1)(2)(3)	5,000,000	4,770,700
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%)(1)(2)(3)	4,000,000	3,981,078
Manufacturers & Traders Trust Co.,
3.400%, 08/17/2027	4,600,000	4,447,287
Manulife Financial Corp.,
4.900%, 09/17/2020(1)	2,375,000	2,447,688
Marsh & McLennan Companies, Inc.,
2.550%, 10/15/2018	1,000,000	999,561
MBIA Insurance Corp.,
13.608%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(2)(3)	500,000	255,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023(2)	1,300,000	1,275,195
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021(1)	3,000,000	2,880,626
2.998%, 02/22/2022(1)	2,575,000	2,528,028
3.455%, 03/02/2023(1)	2,000,000	1,982,797
Mizuho Bank Ltd.:
2.150%, 10/20/2018(1)(2)	4,500,000	4,492,203
2.450%, 04/16/2019(1)(2)	500,000	498,447
Mizuho Financial Group, Inc.,
2.601%, 09/11/2022(1)	5,000,000	4,792,068
Morgan Stanley:
7.300%, 05/13/2019	3,150,000	3,265,031
2.375%, 07/23/2019	1,000,000	994,168
3.759%, 10/24/2023 (3 Month LIBOR USD + 1.400%)(3)	7,000,000	7,160,188
3.125%, 07/27/2026	4,525,000	4,209,269
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	224,401
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(1)(2)(3)	5,000,000	4,896,082
4.000%, 09/14/2026(1)(2)	10,000,000	9,340,045
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021(2)	1,303,000	1,358,526
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031(2)	2,195,000	3,013,379
Nomura Holdings, Inc.,
6.700%, 03/04/2020(1)	1,000,000	1,054,201
Nordea Bank AB,
4.250%, 09/21/2022(1)(2)	10,000,000	10,142,462
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	6,000,000	5,837,807
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	4,986,054
Pricoa Global Funding I,
2.450%, 09/21/2022(2)	1,250,000	1,199,111
Principal Life Global Funding II:
2.200%, 04/08/2020(2)	2,000,000	1,968,459
3.000%, 04/18/2026(2)	7,000,000	6,562,460
Protective Life Corp.,
7.375%, 10/15/2019	2,500,000	2,631,895
Protective Life Global Funding,
2.700%, 11/25/2020(2)	3,000,000	2,959,841
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	885,298
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	8,300,000	10,345,101
Regions Financial Corp.,
2.750%, 08/14/2022	4,725,000	4,556,509
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021(2)	5,000,000	4,941,992
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	1,081,000	1,077,743
Santander UK Group Holdings PLC,
3.125%, 01/08/2021(1)	2,325,000	2,292,771
Santander UK PLC:
3.050%, 08/23/2018(1)	1,175,000	1,175,951
2.125%, 11/03/2020(1)	4,500,000	4,368,543
5.000%, 11/07/2023(1)(2)	1,475,000	1,497,401
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020(1)(2)	8,500,000	8,374,200
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022(1)(2)	4,000,000	3,857,261
Societe Generale SA:
2.625%, 10/01/2018(1)	1,000,000	1,000,291
2.500%, 04/08/2021(1)(2)	2,150,000	2,092,621
5.200%, 04/15/2021(1)(2)	1,250,000	1,308,554
5.000%, 01/17/2024(1)(2)	3,150,000	3,160,568
Standard Chartered PLC:
2.100%, 08/19/2019(1)(2)	3,200,000	3,156,607
3.050%, 01/15/2021(1)(2)	10,000,000	9,853,680
Stifel Financial Corp.,
4.250%, 07/18/2024	4,156,000	4,140,779
Sumitomo Mitsui Banking Corp.:
2.500%, 07/19/2018(1)	3,000,000	3,000,035
2.250%, 07/11/2019(1)	2,000,000	1,982,947
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021(1)	6,200,000	5,987,039
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 03/06/2019(1)(2)	12,000,000	11,935,314
SunTrust Banks, Inc.,
3.300%, 05/15/2026	9,000,000	8,496,399
Svenska Handelsbanken AB,
2.400%, 10/01/2020(1)	5,000,000	4,909,167
Swedbank AB:
2.375%, 02/27/2019(1)(2)	2,600,000	2,593,755
2.650%, 03/10/2021(1)(2)	3,800,000	3,732,276
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	4,994,813
4.250%, 08/15/2024	5,275,000	5,171,153
3.700%, 08/04/2026	3,000,000	2,755,983
Trinity Acquisition PLC,
4.400%, 03/15/2026(1)	1,125,000	1,113,968
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020(1)(2)	6,225,000	6,159,394
2.650%, 02/01/2022(1)(2)	5,000,000	4,816,983
3.491%, 05/23/2023(1)(2)	3,050,000	2,981,724
Voya Financial, Inc.:
3.125%, 07/15/2024	3,000,000	2,833,986
3.650%, 06/15/2026	2,000,000	1,891,842
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019(2)	200,000	199,171
3.250%, 10/05/2020(2)	7,500,000	7,485,079
Wells Fargo & Co.:
2.150%, 01/30/2020	7,000,000	6,901,794
3.589%, 10/31/2023 (3 Month LIBOR USD + 1.230%)(3)	5,000,000	5,101,244
Westpac Banking Corp.:
4.875%, 11/19/2019(1)	2,775,000	2,845,233
2.100%, 05/13/2021(1)	5,000,000	4,824,658
Willis North America, Inc.,
3.600%, 05/15/2024	8,070,000	7,798,824
Willis Towers Watson PLC,
5.750%, 03/15/2021(1)	3,250,000	3,426,295
		766,024,509	23.1%
Total Corporate Bonds		1,474,630,241	44.4%
Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	5,000,000	4,954,150
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,001,560
4.459%, 08/01/2019	1,340,000	1,364,803
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,442,298
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,576,900
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,151,220
City of Berwyn IL,
5.790%, 12/01/2022	5,095,000	5,103,916
City of Bristol VA,
3.668%, 10/01/2022	7,500,000	7,671,975
County of Cook IL,
5.240%, 11/15/2025	2,345,000	2,489,569
Dallas Independent School District,
4.950%, 02/15/2022	1,965,000	2,070,658
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025	1,000,000	1,070,520
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023	625,000	635,863
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,450,000	1,440,952
New Jersey Economic Development Authority:
2.502%, 02/15/2019	4,450,000	4,379,067
3.156%, 02/15/2021	3,000,000	2,747,280
3.230%, 02/15/2022	2,000,000	1,762,040
North Carolina Housing Finance Agency:
4.000%, 01/01/2030	240,000	242,693
3.000%, 01/01/2033	4,210,000	4,145,292
North East Texas Independent School District,
5.240%, 08/01/2027	2,100,000	2,404,479
Public Finance Authority:
2.625%, 11/01/2019	3,000,000	2,954,940
2.820%, 03/01/2020	2,000,000	1,987,400
South Dakota Housing Development Authority,
2.700%, 11/01/2036	1,645,000	1,605,175
Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026	2,200,000	2,163,150
3.950%, 12/01/2027	1,700,000	1,671,831
		62,037,731	1.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-2, Class D, 8.800%, 01/25/2019	171	173
Series 1990-108, Class G, 7.000%, 09/25/2020	1,210	1,242
Series G-29, Class O, 8.500%, 09/25/2021	193	204
Series 1991-137, Class H, 7.000%, 10/25/2021	11,251	11,637
Series 1993-32, Class H, 6.000%, 03/25/2023	8,462	8,824
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	39,923	41,212
6.000%, 07/01/2028	4,239	4,671
Federal Home Loan Mortgage Corp. (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	250	254
Series 1395, Class G, 6.000%, 10/15/2022	3,880	4,029
		72,246	0.0%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 2.331%, 12/25/2035 (1 Month LIBOR USD + 0.240%)(3)	907,314	907,508
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020(6)	93,484	93,648
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021(2)(6)	95,158	93,325
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021(6)	179,196	175,978
Series 2004-8CB, Class A, 2.361%, 06/25/2034 (1 Month LIBOR USD + 0.270%)(3)	2,330,893	2,330,214
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035(6)	39,250	39,401
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027(4)	2,530	2,633
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.431%, 11/25/2035 (1 Month LIBOR USD + 0.340%)(3)	1,065,339	1,064,308
Series 2005-W5, Class A1, 2.326%, 01/25/2036 (1 Month LIBOR USD + 0.235%)(3)	7,554,153	7,492,962
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	52,428	52,663
Series 2005-6, Class 7A1, 5.500%, 07/25/2020(6)	4,367	4,126
Series 2006-2, Class 7A1, 6.000%, 03/25/2021(6)	86,514	79,953
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	2,753,909	2,931,102
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 4.241%, 07/25/2034(4)	1,134,982	1,125,063
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033(4)(8)	49,888	50,538
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028(7)(8)	3,921	1,961
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035(4)	1,249	1,276
Series 2005-1, Class AF6, 5.030%, 06/25/2035(4)	96,446	98,001
Series 2006-9, Class 1AF3, 4.606%, 08/25/2036(4)(6)	620,238	574,856
Series 2006-13, Class 1AF3, 4.421%, 01/25/2037(4)	64,190	64,012
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027(4)	995	950
Series 1999-2, Class A7F, 7.030%, 08/15/2030	247,167	248,368
GSAMP Trust,
Series 2005-WMC2, Class A1B, 2.711%, 11/25/2035 (1 Month LIBOR USD + 0.620%)(3)	1,423,631	1,425,542
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029(4)(8)	961	960
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020(6)	104,403	113,340
Series 2006-A1, Class 2A1, 3.653%, 03/25/2036(4)(6)	362,889	327,894
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.221%, 07/25/2036 (1 Month LIBOR USD + 0.130%)(3)	1,460,600	1,454,816
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	16,063	16,040
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	13,169	13,251
MortgageIT Trust,
Series 2005-3, Class A1, 2.691%, 08/25/2035 (1 Month LIBOR USD + 0.600%)(3)	5,246,677	5,125,357
New Century Home Equity Loan Trust:
Series 2005-C, Class A1, 2.321%, 12/25/2035 (1 Month LIBOR USD + 0.230%)(3)	1,893,255	1,886,861
Series 2005-C, Class A2C, 2.341%, 12/25/2035 (1 Month LIBOR USD + 0.250%)(3)	764,620	764,027
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057(2)(4)	4,236,578	4,295,812
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 2.261%, 03/25/2036 (1 Month LIBOR USD + 0.170%)(3)	1,372,747	1,371,418
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019(6)	4,416	4,392
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	8,757	8,762
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 2.471%, 11/25/2037 (1 Month LIBOR USD + 0.380%)(3)	37,110	37,118
Soundview Home Loan Trust,
Series 2003-2, Class A2, 3.391%, 11/25/2033 (1 Month LIBOR USD + 1.300%)(3)	1,710,924	1,759,473
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 2.761%, 10/25/2035 (1 Month LIBOR USD + 0.670%)(3)	1,730,542	1,722,917
Series 2006-BC1, Class A2D, 2.391%, 12/25/2036 (1 Month LIBOR USD + 0.300%)(3)	2,875,284	2,878,980
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 3.091%, 10/25/2034 (1 Month LIBOR USD + 1.000%)(3)	2,666,826	2,665,742
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.362%, 10/25/2043(4)	3,983,032	4,044,427
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055(2)(4)	2,649,258	2,611,319
Series 2016-2, Class A1, 3.000%, 08/25/2055(2)(4)	2,432,321	2,400,965
Series 2017-1, Class A1, 2.750%, 10/25/2056(2)(4)	6,907,725	6,762,881
Series 2017-5, Class A1, 2.691%, 02/26/2057 (1 Month LIBOR USD + 0.600%)(2)(3)	7,116,779	7,123,373
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	53,978	54,141
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	61,737	62,033
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	39,391	39,895
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	40,190	40,548
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	27,144	27,461
Series 2004-AR3, Class A1, 3.952%, 06/25/2034(4)	3,072,498	3,133,238
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	2,742,982	2,898,373
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 3.091%, 10/25/2034 (1 Month LIBOR USD + 1.000%)(3)	3,030,970	3,042,626
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 3.911%, 06/25/2035(4)	4,000,246	4,110,797
		79,657,625	2.4%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K713, Class A2, 2.313%, 03/25/2020	4,387,449	4,352,733
Series K015, Class A2, 3.230%, 07/25/2021	2,950,000	2,960,772
Series K717, Class A2, 2.991%, 09/25/2021	14,569,000	14,545,028
Series K720, Class A2, 2.716%, 06/25/2022	15,850,000	15,661,182
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	13,909,958
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,334,548
Series K041, Class A2, 3.171%, 10/25/2024	3,845,000	3,848,650
Series K050, Class A2, 3.334%, 08/25/2025(4)	12,150,000	12,230,558
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	6,982,904
Series K073, Class A2, 3.350%, 01/25/2028	8,925,000	8,852,615
		88,678,948	2.7%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,100,000	10,967,198
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	11,675,000	11,374,493
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	10,000,000	10,391,434
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3, 4.171%, 08/15/2046	9,219,901	9,418,270
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A5, 3.664%, 07/17/2045	3,373,000	3,413,364
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046	9,540,000	9,366,104
Series 2014-C16, 3.600%, 06/17/2047	12,975,000	13,019,446
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	5,000,000	4,932,979
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	16,400,000	16,351,635
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,175,000	11,305,356
Series A-4, 3.809%, 12/17/2048	3,600,000	3,638,947
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,875,000	8,919,521
Series 2014-C24, Class ASB, 3.324%, 11/18/2047	8,652,000	8,628,073
Series 2013-C12, Class ASB, 2.838%, 03/17/2048	8,367,915	8,313,575
		130,040,395	3.9%
		218,719,343	6.6%
Other Asset Backed Securities
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	12,000,000	11,823,044
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	20,275,000	19,864,533
Chesapeake Funding II LLC,
Series 2017-3A, Class A1, 1.910%, 08/15/2029(2)	6,199,592	6,125,850
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	13,375,000	13,148,535
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	88,662	90,592
Series 1998-7, Class A1, 6.320%, 05/01/2029	1,753,040	1,825,451
Series 1998-3, Class A5, 6.220%, 03/01/2030	198,123	209,023
Series 1998-4, Class A5, 6.180%, 04/01/2030	86,932	90,921
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	10,925,000	10,746,890
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 2.310%, 04/15/2026(2)	11,750,000	11,658,264
GM Financial Automobile Leasing Trust,
Series 2018-1, Class A3, 2.610%, 01/20/2021	5,775,000	5,743,274
Korea Housing Finance Corp.,
1.625%, 09/15/2018(1)(2)	1,050,000	1,046,585
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022(2)	6,250,000	6,148,954
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	43,093	43,577
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022(2)	14,555,000	14,286,491
SoFi Consumer Loan Program,
Series 2017-3, Class A, 2.770%, 05/26/2026(2)	3,489,885	3,461,849
Verizon Owner Trust:
Series 2017-3A, Class A1A, 2.060%, 04/20/2022(2)	12,250,000	12,040,156
Series 2018-1A, Class A1A, 2.820%, 09/20/2022(2)	4,350,000	4,334,764
World Financial Network Credit Card Master Trust,
Series 2017-C, Class A, 2.310%, 08/15/2024	5,850,000	5,738,903
		128,427,656	3.9%
Total Long-Term Investments (Cost $3,320,410,205)		3,255,598,461	98.0%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 1.81%(5)	94,724,005	94,724,005
Total Short-Term Investment (Cost $94,724,005)		94,724,005	2.8%
Total Investments (Cost $3,415,134,210)		3,350,322,466	100.8%
Liabilities in Excess of Other Assets		(27,837,191)	(0.8)%
TOTAL NET ASSETS		$3,322,485,275	100.0%
Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $628,717,910, which represents 18.92% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(4)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(5)	7-Day Yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Security in default.
(8)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2018.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2018 (Unaudited)
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,253,440,285	$–	$1,253,440,285
Other Government Related Securities	–	38,613,334	–	38,613,334
Corporate Bonds	–	1,474,630,241	–	1,474,630,241
Municipal Bonds	–	62,037,731	–	62,037,731
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	72,246	–	72,246
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	79,657,625	–	79,657,625
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	88,678,948	–	88,678,948
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	130,040,395	–	130,040,395
Asset Backed Securities	–	128,427,656	–	128,427,656
Total Long-Term Investments	–	3,255,598,461	–	3,255,598,461
Short-Term Investment
Money Market Mutual Fund	94,724,005		–	94,724,005
Total Short-Term Investment	94,724,005	–	–	94,724,005
Total Investments	$94,724,005	$3,255,598,461	$–	$3,350,322,466

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2, and Level 3 fair value measurements during the reporting period.  See the Fund's valuation policy in Note 2a to the financial statements.

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2018 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$441,180,000	$426,565,913
1.875%, 03/31/2022	393,625,000	382,323,656
2.500%, 05/15/2024	328,700,000	323,538,384
2.250%, 11/15/2025	502,150,000	482,946,684
2.000%, 11/15/2026	402,125,000	376,850,816
2.250%, 11/15/2027	140,000,000	133,082,032
3.500%, 02/15/2039	502,355,900	547,293,203
2.875%, 05/15/2043	683,700,000	671,788,661
		3,344,389,349	21.5%
Other Government Related Securities
CNOOC Finance(2015) Australia Pty Ltd.,
2.625%, 05/05/2020(1)	14,500,000	14,311,688
CNPC General Capital Ltd.,
2.750%, 05/14/2019(1)(2)	2,000,000	1,991,289
Comision Federal de Electricidad,
4.875%, 01/15/2024(1)(2)	2,678,000	2,691,390
Corp Andina de Fomento,
4.375%, 06/15/2022(1)	6,107,000	6,317,630
Export-Import Bank of Korea,
2.250%, 01/21/2020(1)	11,000,000	10,833,218
Industrial Bank of Korea,
2.000%, 04/23/2020(1)(2)	7,000,000	6,831,342
Korea Development Bank/The,
2.250%, 05/18/2020(1)	2,000,000	1,960,031
Korea Gas Corp.,
4.250%, 11/02/2020(1)(2)	2,321,000	2,362,871
Nexen Energy ULC,
6.400%, 05/15/2037(1)	7,567,000	9,262,258
Petroleos Mexicanos:
8.000%, 05/03/2019(1)	5,911,000	6,127,520
5.500%, 01/21/2021(1)	5,600,000	5,765,144
4.875%, 01/24/2022(1)	4,000,000	4,035,200
4.500%, 01/23/2026(1)	2,500,000	2,345,500
6.625%, 06/15/2035(1)	893,000	872,907
6.350%, 02/12/2048(1)(2)	8,500,000	7,671,250
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024(1)(2)	1,500,000	1,529,637
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020(1)(2)	15,000,000	14,780,215
3.250%, 04/28/2025(1)(2)	10,000,000	9,508,515
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026(1)(2)	13,450,000	12,811,125
Sinopec Group Overseas Development [2017] Ltd:
2.250%, 09/13/2020(1)(2)	9,125,000	8,909,376
3.000%, 04/12/2022(1)(2)	15,000,000	14,623,020
Syngenta Finance NV,
4.441%, 04/24/2023(1)(2)	10,000,000	9,944,018
		155,485,144	1.0%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
7.300%, 04/30/2028	6,350,000	7,678,236
6.150%, 03/01/2037	2,570,000	3,014,390
6.750%, 01/09/2038	5,650,000	7,173,053
Abbott Laboratories:
4.750%, 11/30/2036	33,949,000	35,754,966
4.900%, 11/30/2046	4,700,000	5,059,685
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,385,526
4.500%, 05/14/2035	9,000,000	8,759,460
4.300%, 05/14/2036	6,000,000	5,723,086
Actavis Funding SCS:
3.850%, 06/15/2024(1)	12,067,000	11,849,775
3.800%, 03/15/2025(1)	12,000,000	11,652,543
4.550%, 03/15/2035(1)	8,000,000	7,569,227
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	3,892,434
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	7,000,000	6,619,200
Amgen, Inc.,
4.400%, 05/01/2045	12,300,000	11,722,798
Anadarko Finance Co.,
7.500%, 05/01/2031(1)	7,170,000	8,881,374
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,432,000	2,526,556
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	9,709,336
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.250%, 01/15/2025	4,276,000	4,382,387
Anheuser-Busch InBev Finance, Inc.:
2.650%, 02/01/2021	6,300,000	6,213,169
4.375%, 04/15/2038	7,000,000	6,795,631
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,580,054
AT&T, Inc.:
3.950%, 01/15/2025	5,000,000	4,890,143
3.400%, 05/15/2025	23,200,000	21,755,550
4.125%, 02/17/2026	7,650,000	7,477,232
5.250%, 03/01/2037	10,000,000	9,835,533
4.900%, 08/15/2037(2)	10,000,000	9,489,390
4.800%, 06/15/2044	1,375,000	1,247,639
4.750%, 05/15/2046	5,000,000	4,466,386
5.150%, 11/15/2046(2)	10,599,000	9,985,181
5.150%, 02/15/2050(2)	27,500,000	25,626,722
Baxalta, Inc.,
2.875%, 06/23/2020	5,000,000	4,943,096
Bayer US Finance II LLC,
4.250%, 12/15/2025(2)	13,975,000	14,049,780
Bayer US Finance LLC,
2.375%, 10/08/2019(2)	10,000,000	9,914,794
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,007,000	3,976,948
3.250%, 11/12/2020	7,000,000	6,964,462
3.363%, 06/06/2024	6,300,000	6,051,682
3.734%, 12/15/2024	4,000,000	3,905,004
4.875%, 05/15/2044	10,815,000	10,615,143
Bell Canada, Inc.,
4.464%, 04/01/2048(1)	7,225,000	7,060,415
Boardwalk Pipelines LP:
5.950%, 06/01/2026	22,721,000	24,364,958
4.450%, 07/15/2027	7,000,000	6,797,124
Boral Finance Pty Ltd.,
3.000%, 11/01/2022(1)(2)	6,000,000	5,780,712
Boston Scientific Corp.,
2.850%, 05/15/2020	7,000,000	6,947,925
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
3.125%, 01/15/2025	12,000,000	11,131,943
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	6,933,000	7,282,362
3.500%, 11/24/2020	12,235,000	12,227,823
3.000%, 09/25/2022	15,000,000	14,442,389
3.250%, 08/15/2026	11,550,000	10,541,969
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	2,925,290
Campbell Soup Co.:
3.950%, 03/15/2025	10,325,000	9,955,305
4.800%, 03/15/2048	7,000,000	6,328,513
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037(1)	982,000	1,165,792
Carlisle Cos, Inc.,
3.500%, 12/01/2024	5,000,000	4,826,076
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,400,933
3.250%, 02/20/2023	6,175,000	6,032,080
4.000%, 08/15/2023	2,477,000	2,498,035
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027(1)	12,000,000	11,130,000
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	19,871,040
5.150%, 03/15/2034	3,000,000	2,782,500
Charter Communications Operating LLC:
4.464%, 07/23/2022	13,773,000	13,942,227
6.384%, 10/23/2035	5,800,000	6,061,039
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.108%, 05/01/2020(3 Month LIBOR USD + 0.750%)(2)(3)	25,000,000	25,191,756
CK Hutchison International Ltd.,
2.875%, 04/05/2022(1)(2)	8,000,000	7,797,200
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	14,575,000	14,514,689
4.500%, 06/01/2025	2,819,000	2,812,532
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	5,578,054
3.200%, 07/15/2036	6,000,000	4,991,695
3.969%, 11/01/2047	8,622,000	7,594,767
ConAgra Foods, Inc.:
4.950%, 08/15/2020	332,000	341,900
9.750%, 03/01/2021	4,548,000	5,242,488
7.125%, 10/01/2026	6,441,000	7,583,116
7.000%, 10/01/2028	4,300,000	5,089,397
ConocoPhillips Co.,
3.243%, 05/15/2022(3 Month LIBOR USD + 0.900%)(3)	8,425,000	8,577,241
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	7,846,064
Cox Communications, Inc.:
3.850%, 02/01/2025(2)	4,725,000	4,628,614
3.350%, 09/15/2026(2)	2,800,000	2,588,713
4.800%, 02/01/2035(2)	9,000,000	8,287,654
8.375%, 03/01/2039(2)	19,011,000	25,141,793
4.600%, 08/15/2047(2)	5,000,000	4,569,179
CSX Corp.,
4.650%, 03/01/2068	9,000,000	8,480,973
CVS Health Corp.:
3.500%, 07/20/2022	7,000,000	6,938,322
4.780%, 03/25/2038	23,000,000	22,622,146
5.050%, 03/25/2048	19,300,000	19,641,536
Daimler Finance North America LLC,
1.500%, 07/05/2019(2)	10,700,000	10,544,212
Danone SA,
2.589%, 11/02/2023(1)(2)	19,600,000	18,459,210
DCP Midstream LLC,
9.750%, 03/15/2019(2)	5,065,000	5,273,931
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030(1)	1,661,000	2,201,183
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019(2)	8,947,000	8,969,526
4.420%, 06/15/2021(2)	50,575,000	51,314,533
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,187,885
Dow Chemical Co./The,
8.550%, 05/15/2019	26,000,000	27,250,081
DXC Technology Co.:
3.250%, 03/01/2021(3 Month LIBOR USD + 0.950%)(3)	8,000,000	8,002,113
4.250%, 04/15/2024	34,725,000	34,687,166
4.750%, 04/15/2027	6,815,000	6,885,368
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	4,786,269
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	5,556,532
7.375%, 10/15/2045	20,000,000	25,446,334
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	934,096
4.150%, 10/01/2020	10,000,000	10,114,153
4.050%, 03/15/2025	26,585,000	25,686,820
6.500%, 02/01/2042	5,621,000	5,791,319
Ensco PLC,
5.200%, 03/15/2025(1)	4,000,000	3,320,000
Enterprise Products Operating LLC,
3.700%, 02/15/2026	8,350,000	8,159,033
EQT Midstream Partners LP:
4.750%, 07/15/2023	10,000,000	9,983,889
4.000%, 08/01/2024	3,000,000	2,848,499
4.125%, 12/01/2026	10,000,000	9,215,924
ERAC USA Finance LLC:
2.350%, 10/15/2019(2)	4,000,000	3,955,091
3.300%, 12/01/2026(2)	20,225,000	19,012,359
Express Scripts Holding Co.:
3.300%, 02/25/2021	2,350,000	2,341,382
4.750%, 11/15/2021	5,000,000	5,158,531
3.900%, 02/15/2022	10,000,000	10,008,826
3.050%, 11/30/2022	10,000,000	9,639,760
3.000%, 07/15/2023	5,512,000	5,228,506
3.500%, 06/15/2024	9,000,000	8,638,251
Federal Express Corp. Pass Through Trust,
6.845%, 07/15/2020	275,241	281,434
FedEx Corp.,
3.200%, 02/01/2025	6,000,000	5,802,358
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,577,000	5,612,165
3.500%, 04/15/2023	12,188,000	12,046,079
3.875%, 06/05/2024	582,000	580,237
4.500%, 08/15/2046	17,040,000	15,826,487
4.750%, 05/15/2048	15,000,000	14,490,542
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	9,904,633
4.625%, 10/01/2020	1,785,000	1,835,866
3.500%, 10/01/2022	5,410,000	5,328,025
FMC Corp.,
4.100%, 02/01/2024	6,400,000	6,418,534
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023(1)	5,000,000	4,772,607
4.375%, 05/10/2043(1)	4,374,000	4,303,232
Ford Motor Credit Co. LLC:
2.375%, 03/12/2019	6,806,000	6,779,546
2.597%, 11/04/2019	10,000,000	9,917,113
3.200%, 01/15/2021	25,000,000	24,718,407
3.336%, 03/18/2021	7,500,000	7,432,739
3.339%, 03/28/2022	5,000,000	4,893,046
2.979%, 08/03/2022	13,000,000	12,521,702
Forest Laboratories, Inc.,
5.000%, 12/15/2021(2)	24,000,000	24,831,519
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	4,966,997
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024(2)	14,530,000	14,944,686
General Electric Co.:
2.200%, 01/09/2020	1,432,000	1,414,860
5.550%, 05/04/2020	1,585,000	1,651,950
4.650%, 10/17/2021	1,534,000	1,595,528
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	9,000,000	8,958,061
2.350%, 10/04/2019	6,800,000	6,741,582
2.650%, 04/13/2020	3,500,000	3,457,865
2.450%, 11/06/2020	9,000,000	8,798,373
4.200%, 03/01/2021	30,000,000	30,418,200
4.375%, 09/25/2021	2,675,000	2,726,561
3.450%, 01/14/2022	5,000,000	4,928,200
3.150%, 06/30/2022	6,000,000	5,831,220
Georgia-Pacific LLC,
2.539%, 11/15/2019(2)	19,125,000	19,002,467
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	4,734,293
Glencore Funding LLC:
2.500%, 01/15/2019(2)	4,463,000	4,438,721
4.125%, 05/30/2023(2)	13,691,000	13,661,017
4.625%, 04/29/2024(2)	30,620,000	30,785,807
4.000%, 04/16/2025(2)	4,450,000	4,282,013
4.000%, 03/27/2027(2)	17,550,000	16,565,888
3.875%, 10/27/2027(2)	2,000,000	1,848,140
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022(1)(2)	13,157,000	13,427,845
3.875%, 06/27/2024(1)(2)	18,220,000	17,818,270
4.875%, 06/27/2044(1)(2)	7,400,000	6,876,071
4.700%, 11/10/2047(1)(2)	25,000,000	22,711,500
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,624,971
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025(2)	5,000,000	5,164,631
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	8,935,633
Harris Corp.:
2.700%, 04/27/2020	4,000,000	3,964,587
3.832%, 04/27/2025	5,000,000	4,902,648
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	3,496,000	3,501,074
2.100%, 10/04/2019(2)	11,000,000	10,861,530
3.600%, 10/15/2020	10,000,000	10,047,512
4.400%, 10/15/2022	15,150,000	15,529,634
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019(1)(2)	1,232,000	1,276,843
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	10,935,549
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019(1)(2)	8,288,000	8,575,080
5.750%, 09/11/2019(1)(2)	9,150,000	9,437,118
3.625%, 10/31/2024(1)(2)	7,850,000	7,723,128
Hyundai Capital America:
2.500%, 03/18/2019(2)	4,275,000	4,255,285
2.000%, 07/01/2019(2)	8,600,000	8,488,091
2.750%, 09/18/2020(2)	6,000,000	5,900,312
3.000%, 03/18/2021(2)	15,000,000	14,722,564
3.750%, 07/08/2021(2)	12,950,000	12,934,331
3.100%, 04/05/2022(2)	17,825,000	17,389,000
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020(1)(2)	5,150,000	5,038,657
Ingersoll-Rand Luxembourg Finance SA,
2.625%, 05/01/2020(1)	2,650,000	2,627,622
JM Smucker Co./The,
3.500%, 03/15/2025	5,000,000	4,782,066
Johnson Controls International PLC:
6.000%, 01/15/2036(1)	1,168,000	1,342,999
4.500%, 02/15/2047(1)	4,400,000	4,200,340
4.950%, 07/02/2064(1)(8)	2,400,000	2,282,368
Kansas City Southern,
4.700%, 05/01/2048	10,075,000	9,760,693
Keysight Technologies, Inc.:
3.300%, 10/30/2019	16,500,000	16,457,043
4.600%, 04/06/2027	32,450,000	32,593,522
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	923,097
4.300%, 05/01/2024	10,000,000	9,989,039
6.950%, 01/15/2038	6,008,000	6,847,470
6.500%, 09/01/2039	893,000	963,542
7.500%, 11/15/2040	4,017,000	4,754,011
Kinder Morgan, Inc.:
5.000%, 02/15/2021(2)	4,155,000	4,297,260
5.625%, 11/15/2023(2)	5,017,000	5,342,395
7.800%, 08/01/2031	14,995,000	18,138,595
7.750%, 01/15/2032	18,464,000	22,547,938
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	4,000,000	3,971,364
3.000%, 06/01/2026	10,000,000	9,005,237
5.000%, 07/15/2035	14,740,000	14,520,509
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	11,345,000	11,332,513
3.200%, 02/01/2022	2,400,000	2,374,163
Lafarge SA,
7.125%, 07/15/2036(1)	893,000	1,114,860
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	4,935,257
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	4,815,312
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	10,846,688
3.625%, 09/15/2024	1,600,000	1,562,622
4.750%, 09/15/2044	1,500,000	1,427,124
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	1,000,878
Medtronic, Inc.,
3.150%, 03/15/2022	3,975,000	3,943,161
Microsoft Corp.:
4.450%, 11/03/2045	10,000,000	10,748,898
3.950%, 08/08/2056	12,000,000	11,730,684
Molex Electronic Technologies LLC,
2.878%, 04/15/2020(2)	23,093,000	22,858,787
Mosaic Co./The:
4.250%, 11/15/2023	5,000,000	5,029,472
5.450%, 11/15/2033	2,000,000	2,022,040
4.875%, 11/15/2041	5,000,000	4,540,283
MPLX LP:
4.500%, 07/15/2023	22,405,000	22,879,114
4.875%, 12/01/2024	12,165,000	12,541,709
4.875%, 06/01/2025	12,500,000	12,852,133
4.125%, 03/01/2027	7,275,000	6,939,649
4.500%, 04/15/2038	5,725,000	5,287,882
Mylan NV:
3.150%, 06/15/2021(1)	5,000,000	4,945,100
3.950%, 06/15/2026(1)	28,925,000	27,623,245
Mylan, Inc.,
4.550%, 04/15/2028(2)	10,000,000	9,772,553
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	14,775,216
Nutrien Ltd.:
6.500%, 05/15/2019(1)	5,000,000	5,148,177
3.375%, 03/15/2025(1)	2,625,000	2,470,484
Nvent Finance Sarl,
4.550%, 04/15/2028(1)(2)	15,525,000	15,232,703
ONEOK Partners LP:
8.625%, 03/01/2019	7,627,000	7,850,571
3.375%, 10/01/2022	1,130,000	1,114,677
ONEOK, Inc.,
7.500%, 09/01/2023	5,000,000	5,726,441
Orange SA,
9.000%, 03/01/2031(1)	19,783,000	27,147,252
Pactiv LLC,
7.950%, 12/15/2025	286,000	313,170
Pernod Ricard SA:
4.450%, 01/15/2022(1)(2)	331,000	340,334
4.250%, 07/15/2022(1)(2)	20,527,000	20,968,689
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026(1)	4,875,000	4,771,163
Petrofac Ltd.,
3.400%, 10/10/2018(1)(2)	15,546,000	15,448,838
Pfizer, Inc.,
5.800%, 08/12/2023	6,000,000	6,692,778
Phillips 66:
4.300%, 04/01/2022	10,000,000	10,299,337
5.875%, 05/01/2042	6,000,000	6,963,960
4.875%, 11/15/2044	21,130,000	21,827,171
Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	2,860,699
3.550%, 10/01/2026	7,000,000	6,545,811
POSCO,
4.250%, 10/28/2020(1)(2)	975,000	989,849
Qualcomm, Inc.:
2.250%, 05/20/2020	3,600,000	3,546,926
2.881%, 05/20/2020(3 Month LIBOR USD + 0.550%)(3)	7,450,000	7,489,944
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	893,000	915,325
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,470,808
Republic Services, Inc.,
5.500%, 09/15/2019	7,400,000	7,620,776
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035(1)	446,000	523,568
Rockies Express Pipeline LLC,
5.625%, 04/15/2020(2)	1,785,000	1,827,394
Rockwell Collins, Inc.,
4.350%, 04/15/2047	9,175,000	8,762,845
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	18,614,162
5.875%, 06/30/2026	38,000,000	40,754,791
Samarco Mineracao SA,
5.750%, 10/24/2023(1)(2)(7)	4,463,000	3,257,990
Schlumberger Holdings Corp.,
2.350%, 12/21/2018(2)	10,000,000	9,980,387
Shell International Finance BV:
3.250%, 05/11/2025(1)	5,725,000	5,609,458
4.125%, 05/11/2035(1)	10,000,000	10,143,568
Sherwin-Williams Co./The,
4.500%, 06/01/2047	4,000,000	3,817,654
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023(1)	25,000,000	23,519,863
SK Telecom Co. Ltd.,
6.625%, 07/20/2027(1)(2)	1,339,000	1,593,289
Smithfield Foods, Inc.:
2.650%, 10/03/2021(2)	6,000,000	5,716,383
3.350%, 02/01/2022(2)	20,062,000	19,372,516
Solvay Finance America LLC:
3.400%, 12/03/2020(2)	15,088,000	15,137,313
4.450%, 12/03/2025(2)	43,329,000	44,205,821
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	6,484,685
Sprint Capital Corp.,
6.900%, 05/01/2019	2,499,000	2,549,480
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,119,454
Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	11,232,700
5.400%, 10/01/2047	7,425,000	6,827,229
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	10,946,590
TC PipeLines LP:
4.375%, 03/13/2025	31,115,000	30,770,369
3.900%, 05/25/2027	10,327,000	9,709,736
Telecom Italia Capital SA:
7.175%, 06/18/2019(1)	1,785,000	1,835,783
7.200%, 07/18/2036(1)	5,475,000	5,671,553
Telefonica Emisiones SAU:
5.462%, 02/16/2021(1)	8,830,000	9,241,158
5.213%, 03/08/2047(1)	7,225,000	6,964,281
4.895%, 03/06/2048(1)	12,550,000	11,568,023
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023(1)	25,000,000	21,593,750
3.150%, 10/01/2026(1)	15,000,000	12,055,866
Thermo Fisher Scientific, Inc.,
3.000%, 04/15/2023	7,975,000	7,754,076
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	947,350
6.750%, 06/15/2039	2,767,000	2,949,851
Time Warner, Inc.:
3.600%, 07/15/2025	2,200,000	2,091,799
3.875%, 01/15/2026	7,000,000	6,725,014
2.950%, 07/15/2026	6,250,000	5,618,521
3.800%, 02/15/2027	6,300,000	5,949,559
Timken Co./The,
3.875%, 09/01/2024	2,000,000	1,979,047
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,153,742
4.600%, 03/15/2048(2)	5,150,000	4,953,192
TTX Co.:
3.600%, 01/15/2025(2)	5,000,000	4,899,621
3.900%, 02/01/2045(2)	10,250,000	9,630,723
Vale Overseas Ltd.:
6.250%, 08/10/2026(1)	7,000,000	7,581,000
8.250%, 01/17/2034(1)	8,526,000	10,636,185
6.875%, 11/21/2036(1)	3,483,000	3,910,364
6.875%, 11/10/2039(1)	16,643,000	18,848,198
Valero Energy Corp.,
6.625%, 06/15/2037	2,100,000	2,511,057
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	9,857,816
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	8,813,583
Verizon Communications, Inc.:
4.329%, 09/21/2028(2)	3,077,000	3,049,618
4.500%, 08/10/2033	16,325,000	15,808,830
4.272%, 01/15/2036	8,148,000	7,516,520
5.250%, 03/16/2037	18,000,000	18,485,978
4.812%, 03/15/2039	36,839,000	35,621,660
Vodafone Group PLC:
7.875%, 02/15/2030(1)	3,100,000	3,879,190
5.000%, 05/30/2038(1)	6,800,000	6,705,401
4.375%, 02/19/2043(1)	15,554,000	13,977,232
Vulcan Materials Co.,
4.700%, 03/01/2048(2)	3,446,000	3,219,834
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,683,249
3.450%, 11/15/2026	19,315,000	17,847,631
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,342,403
3.800%, 11/18/2024	5,934,000	5,849,492
4.500%, 11/18/2034	4,750,000	4,460,750
Western Gas Partners LP:
5.375%, 06/01/2021	10,701,000	11,092,507
3.950%, 06/01/2025	8,000,000	7,544,570
WestRock Co.,
3.000%, 09/15/2024(2)	10,000,000	9,480,297
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	158,574
8.200%, 01/15/2030	7,963,000	10,529,118
Williams Companies, Inc./The,
4.550%, 06/24/2024	5,000,000	5,000,000
Williams Partners LP:
3.600%, 03/15/2022	10,176,000	10,126,263
6.300%, 04/15/2040	2,767,000	3,091,278
4.850%, 03/01/2048	7,000,000	6,669,022
Woodside Finance Ltd.,
3.650%, 03/05/2025(1)(2)	12,300,000	11,986,806
Yara International ASA,
3.800%, 06/06/2026(1)(2)	13,965,000	13,272,936
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,326,169
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,157,517
3.250%, 02/01/2023	34,200,000	33,672,494
4.700%, 02/01/2043	3,568,000	3,679,495
		3,056,840,723	19.6%

Utilities
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	9,889,494
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	787,884
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023(1)(2)	5,000,000	5,010,544
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	4,959,278
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	9,006,721
Edison International,
2.950%, 03/15/2023	5,000,000	4,803,387
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	19,175,000	18,359,717
Enel Finance International NV:
2.875%, 05/25/2022(1)(2)	7,000,000	6,669,789
3.625%, 05/25/2027(1)(2)	22,790,000	20,846,360
3.500%, 04/06/2028(1)(2)	8,000,000	7,188,585
6.800%, 09/15/2037(1)(2)	4,565,000	5,455,679
4.750%, 05/25/2047(1)(2)	34,392,000	32,519,274
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	11,929,569
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	3,684,458
Mega Advance Investments Ltd.,
5.000%, 05/12/2021(1)(2)	4,909,000	5,034,596
National Rural Utilities Cooperative Finance Corp.:
2.000%, 01/27/2020	2,000,000	1,971,818
8.000%, 03/01/2032	4,659,000	6,494,622
NiSource, Inc.,
3.950%, 03/30/2048	11,750,000	10,865,906
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,687,249
RGS I&M Funding Corp.,
9.820%, 12/07/2022	713,509	817,145
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	10,000,000	9,092,266
Southern Co., The,
4.250%, 07/01/2036	5,525,000	5,427,599
Talent Yield Investments Ltd.,
4.500%, 04/25/2022(1)(2)	1,785,000	1,806,277
		186,308,217	1.2%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018(1)(2)	11,033,000	11,030,606
2.100%, 01/18/2019(1)(2)	10,550,000	10,511,598
2.450%, 06/04/2020(1)(2)	9,000,000	8,854,173
7.750%, 05/15/2023(1)(2)	7,200,000	8,137,360
4.750%, 07/28/2025(1)(2)	18,414,000	18,307,567
4.800%, 04/18/2026(1)(2)	9,000,000	8,988,003
AIA Group Ltd.,
3.200%, 03/11/2025(1)(2)	6,000,000	5,762,181
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	366,750
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	11,607,847
4.875%, 06/01/2022	17,698,000	18,535,595
4.125%, 02/15/2024	893,000	897,112
3.875%, 01/15/2035	4,875,000	4,336,902
8.175%, 05/15/2058(3 Month LIBOR USD + 4.195%)(3)	893,000	1,125,180
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	1,859,673
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	253,241
Anthem, Inc.:
5.100%, 01/15/2044	1,584,000	1,634,501
4.375%, 12/01/2047	8,650,000	7,982,391
ANZ New Zealand(Int'l) Ltd.:
2.850%, 08/06/2020(1)(2)	15,350,000	15,206,740
2.750%, 02/03/2021(1)(2)	3,000,000	2,947,274
Aon PLC:
4.000%, 11/27/2023(1)	6,150,000	6,223,971
3.875%, 12/15/2025(1)	9,126,000	9,009,269
4.450%, 05/24/2043(1)	1,274,000	1,194,879
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024(1)(2)	44,423,000	44,378,557
Banco Santander SA:
3.500%, 04/11/2022(1)	13,000,000	12,680,659
5.179%, 11/19/2025(1)	14,000,000	14,068,698
4.379%, 04/12/2028(1)	13,400,000	12,812,097
Bank of America Corp.:
2.369%, 07/21/2021(3 Month LIBOR USD + 0.660%)(3)	29,000,000	28,428,533
3.300%, 01/11/2023	7,000,000	6,897,310
4.125%, 01/22/2024	15,000,000	15,246,900
3.093%, 10/01/2025(3 Month LIBOR USD + 1.090%)(3)	15,000,000	14,283,422
3.500%, 04/19/2026	9,000,000	8,705,415
3.248%, 10/21/2027	6,000,000	5,591,822
7.750%, 05/14/2038	1,138,000	1,541,052
Bank of Montreal,
3.100%, 04/13/2021(1)	12,500,000	12,450,071
Bank of Nova Scotia/The:
2.450%, 09/19/2022(1)	10,000,000	9,594,820
4.500%, 12/16/2025(1)	5,500,000	5,483,900
Bank of Tokyo-Mitsubishi UFJ Ltd./The:
4.100%, 09/09/2023(1)(2)	2,911,000	2,972,244
3.750%, 03/10/2024(1)(2)	2,800,000	2,809,765
BanPonce Trust I,
8.327%, 02/01/2027	1,941,000	1,940,037
Barclays Bank PLC,
10.179%, 06/12/2021(1)(2)	3,709,000	4,279,588
Barclays PLC:
3.250%, 01/12/2021(1)	12,175,000	12,000,593
3.684%, 01/10/2023(1)	24,625,000	23,946,845
4.338%, 05/16/2024(3 Month LIBOR USD + 1.356%)(1)(3)	5,000,000	4,938,185
3.650%, 03/16/2025(1)	8,100,000	7,586,719
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	4,946,725
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	14,361,146
BNP Paribas SA:
2.375%, 05/21/2020(1)	10,000,000	9,857,733
3.500%, 03/01/2023(1)(2)	5,000,000	4,873,520
3.250%, 03/03/2023(1)	3,570,000	3,531,748
3.375%, 01/09/2025(1)(2)	8,350,000	7,888,100
BNZ International Funding Ltd.:
2.350%, 03/04/2019(1)(2)	7,300,000	7,273,092
2.400%, 02/21/2020(1)(2)	7,000,000	6,899,946
2.750%, 03/02/2021(1)(2)	14,000,000	13,748,379
2.650%, 11/03/2022(1)(2)	20,350,000	19,491,507
3.375%, 03/01/2023(1)(2)	20,000,000	19,619,767
BPCE SA:
2.500%, 07/15/2019(1)	7,925,000	7,873,583
5.700%, 10/22/2023(1)(2)	21,395,000	22,343,312
4.000%, 04/15/2024(1)	2,500,000	2,503,238
5.150%, 07/21/2024(1)(2)	31,285,000	31,720,254
4.500%, 03/15/2025(1)(2)	10,000,000	9,748,877
Capital One Bank(USA) NA,
3.375%, 02/15/2023	41,962,000	40,873,601
Capital One Financial Corp.:
3.050%, 03/09/2022	4,000,000	3,920,284
3.200%, 01/30/2023	6,550,000	6,353,617
Capital One NA:
2.400%, 09/05/2019	12,000,000	11,902,917
1.850%, 09/13/2019	5,000,000	4,929,474
Citigroup, Inc.:
2.350%, 08/02/2021	9,000,000	8,693,633
2.750%, 04/25/2022	8,675,000	8,396,946
3.142%, 01/24/2023(3 Month LIBOR USD + 0.722%)(3)	12,200,000	11,952,555
2.876%, 07/24/2023(3 Month LIBOR USD + 0.950%)(3)	20,350,000	19,623,184
3.730%, 09/01/2023(3 Month LIBOR USD + 1.430%)(3)	7,000,000	7,143,978
3.750%, 06/16/2024	1,000,000	988,299
3.700%, 01/12/2026	4,500,000	4,361,627
3.887%, 01/10/2028(3 Month LIBOR USD + 1.563%)(3)	7,600,000	7,360,865
Citizens Bank NA:
2.300%, 12/03/2018	4,000,000	3,994,450
2.500%, 03/14/2019	7,800,000	7,782,305
2.450%, 12/04/2019	19,300,000	19,122,852
2.250%, 03/02/2020	4,750,000	4,672,325
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	7,635,744
7.250%, 11/15/2023	4,000,000	4,575,863
4.500%, 03/01/2026	14,000,000	14,278,569
3.450%, 08/15/2027	9,550,000	8,880,953
Comerica Bank:
2.500%, 06/02/2020	29,000,000	28,623,158
4.000%, 07/27/2025	10,000,000	9,925,948
Compass Bank:
2.750%, 09/29/2019	31,216,000	31,044,789
2.875%, 06/29/2022	8,000,000	7,722,969
3.875%, 04/10/2025	23,885,000	23,035,651
Cooperatieve Rabobank UA:
4.625%, 12/01/2023(1)	14,630,000	14,736,397
3.750%, 07/21/2026(1)	12,000,000	11,233,610
Credit Agricole SA:
3.375%, 01/10/2022(1)(2)	10,180,000	9,966,736
3.750%, 04/24/2023(1)(2)	5,000,000	4,898,738
4.375%, 03/17/2025(1)(2)	3,000,000	2,894,154
4.000%, 01/10/2033(5 Year Swap Rate USD + 1.644%)(1)(2)(3)	8,000,000	7,302,473
Credit Suisse AG:
5.300%, 08/13/2019(1)	1,406,000	1,441,738
5.400%, 01/14/2020(1)	5,000,000	5,144,115
3.625%, 09/09/2024(1)	4,325,000	4,252,714
Credit Suisse Group AG:
3.574%, 01/09/2023(1)(2)	17,000,000	16,652,038
4.207%, 06/12/2024(3 Month LIBOR USD + 1.240%)(1)(2)(3)	8,325,000	8,331,057
4.282%, 01/09/2028(1)(2)	8,900,000	8,657,442
3.869%, 01/12/2029(3 Month LIBOR USD + 1.410%)(1)(2)(3)	11,000,000	10,343,613
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023(1)	14,550,000	14,361,233
4.550%, 04/17/2026(1)	2,000,000	1,999,843
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	6,374,497
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022(1)(2)	12,000,000	11,753,897
Deutsche Bank AG:
2.700%, 07/13/2020(1)	8,300,000	8,072,161
2.950%, 08/20/2020(1)	575,000	559,087
3.125%, 01/13/2021(1)	1,625,000	1,571,383
4.250%, 10/14/2021(1)	36,125,000	35,614,554
3.300%, 11/16/2022(1)	22,175,000	20,775,129
3.700%, 05/30/2024(1)	10,000,000	9,282,913
Discover Bank:
2.600%, 11/13/2018	4,875,000	4,872,179
3.350%, 02/06/2023	8,600,000	8,380,675
4.200%, 08/08/2023	20,000,000	20,180,496
3.450%, 07/27/2026	12,000,000	11,134,583
Discover Financial Services:
3.950%, 11/06/2024	10,000,000	9,758,470
4.100%, 02/09/2027	9,150,000	8,776,525
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	5,966,240
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,175,170
First Tennessee Bank NA,
2.950%, 12/01/2019	5,612,000	5,586,061
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,573,705
FMR LLC,
4.950%, 02/01/2033(2)	1,750,000	1,890,838
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020(1)	12,638,000	12,353,400
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,201,152
Goldman Sachs Group, Inc./The:
7.500%, 02/15/2019	1,964,000	2,018,252
2.550%, 10/23/2019	2,700,000	2,683,458
2.350%, 11/15/2021	6,175,000	5,938,442
3.000%, 04/26/2022	20,000,000	19,538,015
2.905%, 07/24/2023(3 Month LIBOR USD + 0.990%)(3)	8,000,000	7,705,357
3.919%, 11/29/2023(3 Month LIBOR USD + 1.600%)(3)	5,000,000	5,165,047
3.850%, 07/08/2024	3,000,000	2,974,800
3.500%, 01/23/2025	3,000,000	2,897,041
3.750%, 05/22/2025	5,000,000	4,874,819
3.272%, 09/29/2025(3 Month LIBOR USD + 1.201%)(3)	15,000,000	14,242,844
4.109%, 10/28/2027(3 Month LIBOR USD + 1.750%)(3)	10,000,000	10,199,725
3.691%, 06/05/2028(3 Month LIBOR USD + 1.510%)(3)	6,775,000	6,422,586
4.223%, 05/01/2029(3 Month LIBOR USD + 1.301%)(3)	10,000,000	9,849,101
Guardian Life Global Funding,
3.400%, 04/25/2023(2)	6,950,000	6,930,709
Guardian Life Insurance Co. of America/The:
4.875%, 06/19/2064(2)	2,000,000	2,008,121
4.850%, 01/24/2077(2)	22,227,000	21,667,371
Hartford Financial Services Group, Inc./The,
5.125%, 04/15/2022	1,538,000	1,623,075
Highmark, Inc.,
4.750%, 05/15/2021(2)	4,378,000	4,468,563
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	5,402,729
HSBC Holdings PLC:
2.650%, 01/05/2022(1)	4,000,000	3,872,926
3.262%, 03/13/2023(3 Month LIBOR USD + 1.055%)(1)(3)	15,600,000	15,280,549
3.600%, 05/25/2023(1)	2,275,000	2,252,698
3.950%, 05/18/2024(3 Month LIBOR USD + 0.987%)(1)(3)	6,000,000	5,978,519
4.375%, 11/23/2026(1)	10,000,000	9,829,944
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	2,964,961
5.000%, 09/27/2020	3,716,000	3,826,078
9.125%, 05/15/2021	625,000	712,336
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	7,600,000	7,557,439
2.300%, 01/14/2022	26,450,000	25,400,292
Huntington National Bank/The,
2.200%, 11/06/2018	4,825,000	4,818,513
ING Bank NV:
2.050%, 08/17/2018(1)(2)	7,275,000	7,270,538
2.000%, 11/26/2018(1)(2)	6,000,000	5,984,203
2.500%, 10/01/2019(1)(2)	3,500,000	3,474,592
2.450%, 03/16/2020(1)(2)	9,225,000	9,102,506
5.800%, 09/25/2023(1)(2)	43,525,000	46,120,491
Invesco Finance PLC:
3.125%, 11/30/2022(1)	5,902,000	5,806,895
3.750%, 01/15/2026(1)	4,900,000	4,816,879
Jackson National Life Global Funding,
3.250%, 01/30/2024(2)	23,475,000	23,013,631
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	3,847,374
6.250%, 01/15/2036	1,390,000	1,425,017
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.850%, 01/15/2027	4,600,000	4,464,801
4.150%, 01/23/2030	10,000,000	8,824,184
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(2)	13,339,000	15,581,123
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,675,000	3,627,729
4.250%, 10/15/2020	886,000	905,756
2.550%, 03/01/2021	7,000,000	6,859,918
2.295%, 08/15/2021	18,000,000	17,390,004
3.589%, 10/24/2023(3 Month LIBOR USD + 1.230%)(3)	15,000,000	15,270,365
3.559%, 04/23/2024(3 Month LIBOR USD + 0.730%)(3)	15,000,000	14,859,459
3.125%, 01/23/2025	14,000,000	13,388,325
5.600%, 07/15/2041	4,106,000	4,630,388
KEB Hana Bank,
1.750%, 10/18/2019(1)(2)	20,000,000	19,611,120
KeyBank NA:
2.250%, 03/16/2020	5,000,000	4,933,572
3.400%, 05/20/2026	18,965,000	18,051,661
Kookmin Bank,
1.625%, 08/01/2019(1)(2)	7,000,000	6,880,720
LeasePlan Corp. NV,
2.875%, 01/22/2019(1)(2)	11,000,000	10,981,625
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023(2)	2,678,000	2,705,067
10.750%, 06/15/2088(3 Month LIBOR USD + 7.120%)(2)(3)	2,231,000	3,324,190
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097(2)	465,000	644,434
Lincoln National Corp.,
4.399%, 04/20/2067(3 Month LIBOR USD + 2.040%)(3)	1,004,000	933,720
Lloyds Bank PLC,
5.800%, 01/13/2020(1)(2)	1,428,000	1,482,047
Lloyds Banking Group PLC:
2.907%, 11/07/2023(3 Month LIBOR USD + 0.810%)(1)(3)	18,669,000	17,781,446
3.574%, 11/07/2028(3 Month LIBOR USD + 1.205%)(1)(3)	10,000,000	9,226,302
Macquarie Bank Ltd.:
2.400%, 01/21/2020(1)(2)	17,000,000	16,778,770
4.875%, 06/10/2025(1)(2)	7,600,000	7,574,649
Macquarie Group Ltd.:
3.000%, 12/03/2018(1)(2)	8,525,000	8,533,232
7.625%, 08/13/2019(1)(2)	3,944,000	4,128,261
3.189%, 11/28/2023(3 Month LIBOR USD + 1.023%)(1)(2)(3)	15,000,000	14,312,100
4.150%, 03/27/2024(3 Month LIBOR USD + 1.330%)(1)(2)(3)	24,000,000	23,886,467
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,679,352
Manulife Financial Corp.:
4.150%, 03/04/2026(1)	10,000,000	9,982,413
5.375%, 03/04/2046(1)	5,150,000	5,830,393
Marsh & McLennan Companies, Inc.,
4.350%, 01/30/2047	8,150,000	8,106,963
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039(2)	8,124,000	12,717,053
4.500%, 04/15/2065(2)	3,000,000	2,810,116
4.900%, 04/01/2077(2)	11,175,000	11,019,827
MBIA Insurance Corp.,
13.608%, 01/15/2033(3 Month LIBOR USD + 11.260%)(2)(3)(7)	714,000	364,140
MetLife, Inc.:
6.500%, 12/15/2032	466,000	573,452
4.875%, 11/13/2043	3,375,000	3,561,941
4.050%, 03/01/2045	12,375,000	11,493,195
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021(1)	8,738,000	8,643,682
2.190%, 09/13/2021(1)	12,400,000	11,906,587
2.665%, 07/25/2022(1)	9,000,000	8,686,542
3.455%, 03/02/2023(1)	10,650,000	10,558,393
Mizuho Bank Ltd.,
2.450%, 04/16/2019(1)(2)	2,100,000	2,093,476
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021(1)(2)	13,000,000	12,693,051
2.953%, 02/28/2022(1)	12,575,000	12,273,209
2.601%, 09/11/2022(1)	13,000,000	12,459,376
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	15,661,780
2.375%, 07/23/2019	1,000,000	994,168
5.625%, 09/23/2019	1,941,000	2,000,112
2.650%, 01/27/2020	4,200,000	4,169,500
2.800%, 06/16/2020	5,000,000	4,959,653
2.500%, 04/21/2021	8,000,000	7,813,502
2.750%, 05/19/2022	20,000,000	19,375,005
3.759%, 10/24/2023(3 Month LIBOR USD + 1.400%)(3)	8,000,000	8,183,072
3.875%, 04/29/2024	1,650,000	1,652,920
3.700%, 10/23/2024	4,000,000	3,948,985
3.591%, 07/22/2028(3 Month LIBOR USD + 1.340%)(3)	12,000,000	11,405,365
3.772%, 01/24/2029(3 Month LIBOR USD + 1.140%)(3)	1,000,000	963,329
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	4,925,662
National Australia Bank Ltd./New York,
2.500%, 07/12/2026(1)	7,875,000	7,130,932
Nationwide Building Society:
3.766%, 03/08/2024(3 Month LIBOR USD + 1.064%)(1)(2)(3)	20,000,000	19,584,328
4.000%, 09/14/2026(1)(2)	23,507,000	21,955,643
4.302%, 03/08/2029(3 Month LIBOR USD + 1.452%)(1)(2)(3)	20,000,000	19,256,433
4.125%, 10/18/2032(5 Year Mid Swap Rate USD + 1.849%)(1)(2)(3)	7,000,000	6,411,178
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021(2)	16,905,000	17,625,394
New York Life Insurance Co.,
6.750%, 11/15/2039(2)	12,026,000	15,948,487
Nomura Holdings, Inc.:
2.750%, 03/19/2019(1)	1,625,000	1,624,477
6.700%, 03/04/2020(1)	1,667,000	1,757,352
Nordea Bank AB,
4.250%, 09/21/2022(1)(2)	15,793,000	16,017,991
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	8,000,000	7,783,742
People's United Bank NA,
4.000%, 07/15/2024	11,400,000	11,368,203
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	2,722,620
Pricoa Global Funding I,
2.550%, 11/24/2020(2)	14,000,000	13,787,724
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,843,920
3.125%, 05/15/2023	4,667,000	4,560,079
3.400%, 05/15/2025	16,000,000	15,605,026
4.300%, 11/15/2046	2,325,000	2,210,481
Principal Life Global Funding II:
2.200%, 04/08/2020(2)	4,000,000	3,936,918
3.000%, 04/18/2026(2)	13,400,000	12,562,423
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	7,470,372
8.450%, 10/15/2039	1,400,000	2,030,526
Protective Life Global Funding,
2.700%, 11/25/2020(2)	8,000,000	7,892,909
Prudential Financial, Inc.:
3.878%, 03/27/2028	15,000,000	14,825,823
6.625%, 12/01/2037	5,000,000	6,288,467
3.935%, 12/07/2049	11,426,000	10,256,957
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,112,080
Regions Bank,
2.250%, 09/14/2018	5,000,000	4,997,600
Regions Financial Corp.:
3.200%, 02/08/2021	25,000,000	24,870,544
2.750%, 08/14/2022	8,800,000	8,486,196
Reliance Standard Life Global Funding II:
2.500%, 04/24/2019(2)	5,355,000	5,335,611
2.500%, 01/15/2020(2)	6,940,000	6,867,207
2.375%, 05/04/2020(2)	30,000,000	29,455,592
Royal Bank of Canada,
4.650%, 01/27/2026(1)	7,773,000	7,885,955
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023(3 Month LIBOR USD + 1.480%)(1)(3)	10,000,000	9,687,080
3.875%, 09/12/2023(1)	10,000,000	9,714,214
4.892%, 05/18/2029(3 Month LIBOR USD + 1.754%)(1)(3)	10,000,000	9,955,491
Santander Holdings USA, Inc.:
2.700%, 05/24/2019	2,701,000	2,692,863
2.650%, 04/17/2020	2,000,000	1,982,381
Santander UK Group Holdings PLC:
2.875%, 10/16/2020(1)	4,866,000	4,795,769
3.125%, 01/08/2021(1)	2,600,000	2,563,959
3.571%, 01/10/2023(1)	5,000,000	4,856,787
3.823%, 11/03/2028(3 Month LIBOR USD + 1.400%)(1)(3)	6,000,000	5,508,690
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	15,880,000	16,121,170
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018(1)(2)	6,835,000	6,825,479
2.375%, 03/25/2019(1)(2)	1,725,000	1,719,150
2.450%, 05/27/2020(1)(2)	15,000,000	14,778,000
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022(1)(2)	8,000,000	7,714,523
Societe Generale SA:
2.500%, 04/08/2021(1)(2)	10,225,000	9,952,115
3.250%, 01/12/2022(1)(2)	8,000,000	7,806,558
5.000%, 01/17/2024(1)(2)	10,000,000	10,033,548
4.250%, 04/14/2025(1)(2)	16,157,000	15,509,899
Standard Chartered PLC:
2.100%, 08/19/2019(1)(2)	14,000,000	13,810,153
2.250%, 04/17/2020(1)(2)	8,000,000	7,826,192
3.050%, 01/15/2021(1)(2)	4,500,000	4,434,156
5.700%, 03/26/2044(1)(2)	6,000,000	6,262,920
Stifel Financial Corp.,
4.250%, 07/18/2024	7,850,000	7,821,251
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020(1)	20,500,000	20,266,418
3.950%, 07/19/2023(1)	1,850,000	1,875,981
Sumitomo Mitsui Financial Group, Inc.:
2.934%, 03/09/2021(1)	5,950,000	5,882,287
2.442%, 10/19/2021(1)	15,775,000	15,233,151
2.784%, 07/12/2022(1)	10,000,000	9,680,778
3.102%, 01/17/2023(1)	12,000,000	11,725,083
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	13,976,812
2.700%, 01/27/2022	12,800,000	12,471,241
3.300%, 05/15/2026	3,925,000	3,705,374
Svenska Handelsbanken AB,
2.400%, 10/01/2020(1)	5,200,000	5,105,534
Swedbank AB:
2.375%, 02/27/2019(1)(2)	7,300,000	7,282,465
2.200%, 03/04/2020(1)(2)	6,468,000	6,384,634
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	1,995,753
3.750%, 08/15/2021	10,225,000	10,214,394
4.250%, 08/15/2024	26,864,000	26,335,136
4.500%, 07/23/2025	23,127,000	22,713,266
3.950%, 12/01/2027	7,000,000	6,457,555
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,048,648
2.950%, 04/01/2022	4,625,000	4,544,171
3.625%, 04/01/2025	7,000,000	6,926,308
Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	12,535,941
Trinity Acquisition PLC:
4.400%, 03/15/2026(1)	27,305,000	27,037,252
6.125%, 08/15/2043(1)	15,671,000	18,218,820
UBS AG,
3.150%, 06/01/2020(3 Month LIBOR USD + 0.850%)(1)(3)	4,710,000	4,750,750
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022(1)(2)	14,150,000	13,632,063
3.491%, 05/23/2023(1)(2)	4,825,000	4,716,989
2.859%, 08/15/2023(3 Month LIBOR USD + 0.954%)(1)(2)(3)	21,550,000	20,625,840
4.253%, 03/23/2028(1)(2)	17,150,000	17,039,838
Voya Financial, Inc.:
5.500%, 07/15/2022	23,802,000	25,372,753
3.125%, 07/15/2024	14,375,000	13,579,515
3.650%, 06/15/2026	5,800,000	5,486,343
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019(2)	5,985,000	5,960,186
3.250%, 10/05/2020(2)	8,000,000	7,984,084
Wells Fargo & Co.:
2.150%, 01/30/2020	2,750,000	2,711,419
2.500%, 03/04/2021	5,000,000	4,888,416
3.069%, 01/24/2023	10,000,000	9,724,358
3.589%, 10/31/2023(3 Month LIBOR USD + 1.230%)(3)	5,000,000	5,101,244
3.000%, 02/19/2025	5,000,000	4,716,238
3.000%, 04/22/2026	8,000,000	7,416,371
3.900%, 05/01/2045	15,000,000	13,662,002
Westpac Banking Corp.,
4.322%, 11/23/2031(5 Year Mid Swap Rate USD + 2.236%)(1)(3)	8,350,000	8,045,301
Willis North America, Inc.:
7.000%, 09/29/2019	5,463,000	5,701,069
3.600%, 05/15/2024	9,000,000	8,697,573
Willis Towers Watson PLC,
5.750%, 03/15/2021(1)	13,879,000	14,631,861
		3,074,903,382	19.8%
Total Corporate Bonds		6,318,052,322	40.6%
Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,072,419
California Housing Finance Agency:
3.656%, 02/01/2029(Callable 08/01/2025)	19,650,000	19,542,908
2.794%, 08/01/2036(Callable 08/01/2025)	11,495,000	11,206,475
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,913,825
California School Finance Authority,
5.041%, 07/01/2020	2,230,000	2,321,051
City of Berwyn IL,
5.790%, 12/01/2022	10,000,000	10,017,500
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,265,000	7,530,899
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	1,022,358
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,342,387
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 04/30/2018)	3,290,000	3,347,180
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	5,200,000	5,191,888
Louisiana Housing Corp.,
2.100%, 12/01/2038 (09/01/2024)	4,548,374	4,254,504
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	15,590,000	15,315,616
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	765,000	761,359
3.750%, 07/01/2034(Callable 07/01/2023)	1,290,000	1,294,476
4.000%, 07/01/2036(Callable 07/01/2025)	6,880,000	6,945,773
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	2,760,000	2,688,130
North Texas Tollway Authority,
8.910%, 02/01/2030 (Callable 02/01/2020)	18,785,000	20,435,262
State of California,
7.950%, 03/01/2036 (Callable 03/01/2020)	10,125,000	10,921,635
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,841,120
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,464,661
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,167,043
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,593,812
		151,192,281	1.0%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-37, Class G, 8.000%, 07/25/2019	9,725	9,913
Series 1989-94, Class G, 7.500%, 12/25/2019	5,666	5,780
Series 1990-58, Class J, 7.000%, 05/25/2020	671	692
Series 1990-76, Class G, 7.000%, 07/25/2020	5,826	5,960
Series 1990-105, Class J, 6.500%, 09/25/2020	4,874	4,996
Series 1990-108, Class G, 7.000%, 09/25/2020	1,395	1,433
Series 1991-1, Class G, 7.000%, 01/25/2021	1,880	1,932
Series 1991-86, Class Z, 6.500%, 07/25/2021	5,916	6,135
Series 1993-58, Class H, 5.500%, 04/25/2023	66,392	68,516
Series 1998-66, Class C, 6.000%, 12/25/2028	45,871	48,301
Federal Gold Loan Mortgage Corp.(FGLMC):
6.000%, 06/01/2020	18,093	18,306
3.500%, 11/01/2025	2,939,164	2,974,216
3.000%, 12/01/2026	1,041,449	1,041,824
2.500%, 04/01/2028	3,081,802	3,014,200
6.500%, 06/01/2029	141,472	157,489
3.000%, 04/01/2031	8,847,811	8,789,772
3.000%, 02/01/2032	80,427,872	79,918,713
3.500%, 05/01/2032	22,388,508	22,711,530
3.500%, 07/01/2032	27,746,625	28,146,577
5.000%, 08/01/2033	5,716,622	6,109,355
3.500%, 01/01/2034	22,724,280	23,052,313
5.000%, 09/01/2035	11,637,998	12,418,823
5.500%, 01/01/2036	194,550	211,048
5.000%, 03/01/2036	5,009,181	5,345,308
6.000%, 12/01/2036	174,208	192,045
5.000%, 02/01/2038	2,779,019	2,963,185
5.500%, 05/01/2038	594,566	642,351
5.500%, 01/01/2039	12,323,065	13,367,570
4.500%, 11/01/2039	4,394,367	4,621,229
4.500%, 11/01/2039	5,145,673	5,410,202
4.500%, 12/01/2039	26,632,320	28,009,226
5.000%, 03/01/2040	1,136,449	1,212,844
4.500%, 08/01/2040	943,090	991,861
4.500%, 09/01/2040	3,615,532	3,802,407
4.000%, 01/01/2041	34,174,250	35,132,704
4.000%, 01/01/2041	17,451,423	17,940,849
4.500%, 03/01/2041	2,625,512	2,761,329
3.500%, 10/01/2041	10,866,728	10,899,548
4.000%, 03/01/2042	8,126,117	8,354,384
3.500%, 06/01/2042	5,475,425	5,491,911
3.500%, 07/01/2042	14,679,211	14,723,581
3.000%, 08/01/2042	19,068,580	18,638,464
3.000%, 10/01/2042	7,314,672	7,145,320
3.000%, 11/01/2042	41,033,868	40,108,907
3.500%, 12/01/2042	15,547,250	15,594,149
3.000%, 01/01/2043	14,490,660	14,084,364
3.000%, 01/01/2043	31,542,572	30,799,204
3.500%, 01/01/2043	24,193,398	24,266,526
3.000%, 02/01/2043	3,998,608	3,904,699
3.000%, 04/01/2043	6,469,782	6,318,025
3.000%, 04/01/2043	10,025,588	9,787,826
3.000%, 04/01/2043	17,530,544	17,118,634
3.500%, 04/01/2043	71,942,568	72,159,631
3.500%, 05/01/2043	14,783,371	14,827,645
3.000%, 06/01/2043	20,668,571	20,174,543
3.000%, 08/01/2043	6,452,347	6,298,298
3.500%, 11/01/2043	11,621,758	11,656,622
3.500%, 01/01/2044	12,690,703	12,729,052
3.500%, 02/01/2044	46,789,418	46,932,615
4.000%, 03/01/2044	7,147,908	7,315,213
3.500%, 05/01/2044	46,766,799	46,908,021
4.000%, 05/01/2044	24,765,771	25,461,264
4.000%, 07/01/2044	6,058,208	6,200,278
3.500%, 10/01/2044	12,051,046	12,059,160
4.000%, 10/01/2044	14,298,619	14,672,856
3.500%, 01/01/2045	32,782,313	32,881,370
3.500%, 06/01/2045	2,941,075	2,942,222
3.000%, 10/01/2045	46,295,676	45,194,014
4.000%, 11/01/2045	20,045,851	20,515,407
3.500%, 01/01/2046	44,816,281	44,771,269
4.000%, 04/01/2046	13,811,589	14,172,787
3.500%, 05/01/2046	12,977,951	12,948,841
3.000%, 08/01/2046	5,869,168	5,690,255
3.500%, 08/01/2046	40,048,573	40,110,194
3.000%, 10/01/2046	77,936,599	75,657,454
3.000%, 05/01/2047	75,670,722	73,456,644
Federal Home Loan Mortgage Corp.(FHLMC):
Series 141, Class D, 5.000%, 05/15/2021	2,539	2,549
Series 1081, Class K, 7.000%, 05/15/2021	19,889	20,524
Series 163, Class F, 6.000%, 07/15/2021(4)	4,429	4,524
Series 188, Class H, 7.000%, 09/15/2021	10,001	10,234
Federal National Mortgage Association(FNMA):
5.000%, 11/01/2021	231,436	235,373
3.000%, 04/01/2027	8,217,592	8,218,828
3.500%, 07/01/2027	40,522,834	41,122,348
2.500%, 12/01/2027	10,638,361	10,424,034
2.500%, 05/01/2028	14,231,710	13,935,950
5.000%, 05/01/2028	203,496	215,751
3.000%, 11/01/2028	27,938,064	27,942,281
4.500%, 08/01/2029	1,581,073	1,650,904
4.500%, 09/01/2029	1,861,244	1,943,423
2.500%, 04/01/2030	5,181,979	5,059,794
2.500%, 05/01/2030	16,224,065	15,841,581
3.000%, 12/01/2030	16,365,630	16,327,846
3.000%, 12/01/2030	26,219,743	26,086,498
3.500%, 01/01/2032	55,057,028	55,878,540
2.500%, 02/01/2032	8,958,730	8,711,290
6.000%, 03/01/2033	49,094	54,101
3.500%, 10/01/2033	25,991,287	26,380,302
4.500%, 10/01/2033	18,857,728	19,739,735
5.000%, 10/01/2033	20,477,141	21,931,992
5.000%, 11/01/2033	56,637	60,660
4.000%, 01/01/2034	8,427,034	8,718,172
5.500%, 04/01/2034	6,769,167	7,363,579
4.000%, 06/01/2034	10,964,436	11,345,027
4.000%, 09/01/2034	13,063,445	13,516,784
5.500%, 09/01/2034	180,602	196,281
6.000%, 11/01/2034	48,877	53,868
5.500%, 02/01/2035	612,540	665,427
5.000%, 07/01/2035	5,265,473	5,638,285
5.000%, 10/01/2035	2,627,018	2,813,807
5.000%, 02/01/2036	3,730,059	3,995,274
5.500%, 11/01/2036	244,652	265,156
2.500%, 12/01/2036	34,364,622	32,713,851
5.500%, 04/01/2037	1,525,489	1,657,513
4.000%, 05/01/2037	58,859,980	60,677,633
4.000%, 04/01/2039	14,241,921	14,643,341
5.000%, 06/01/2039	12,416,064	13,295,334
5.000%, 06/01/2039	18,234,141	19,524,570
4.500%, 11/01/2039	251,906	264,919
4.000%, 08/01/2040	1,819,484	1,868,534
3.500%, 12/01/2040	10,961,139	11,000,097
4.000%, 12/01/2040	10,738,811	11,028,964
3.500%, 02/01/2041	17,109,788	17,170,609
4.000%, 02/01/2041	25,502,264	26,206,857
3.500%, 03/01/2041	24,806,551	24,894,743
4.500%, 05/01/2041	9,260,029	9,741,985
4.000%, 06/01/2041	20,826,255	21,386,995
4.500%, 07/01/2041	9,831,167	10,333,952
5.000%, 07/01/2041	13,913,438	14,897,204
3.500%, 09/01/2041	25,031,208	25,120,212
4.000%, 09/01/2041	2,873,819	2,951,511
4.000%, 10/01/2041	7,469,284	7,671,594
3.500%, 11/01/2041	10,145,183	10,181,110
3.500%, 12/01/2041	43,326,374	43,480,208
4.000%, 12/01/2041	10,418,102	10,700,278
4.000%, 01/01/2042	13,777,483	14,150,338
4.500%, 01/01/2042	13,633,111	14,337,973
4.000%, 02/01/2042	51,794,126	53,196,525
3.000%, 05/01/2042	9,579,108	9,369,165
3.500%, 08/01/2042	9,853,957	9,887,224
4.000%, 08/01/2042	18,960,721	19,473,959
3.000%, 03/01/2043	39,954,603	39,031,506
3.000%, 03/01/2043	7,152,370	6,991,154
3.000%, 05/01/2043	23,462,409	22,922,260
3.000%, 05/01/2043	39,841,237	38,934,271
3.000%, 06/01/2043	9,791,722	9,565,373
3.000%, 07/01/2043	3,800,297	3,712,518
4.000%, 07/01/2043	35,240,760	36,192,340
3.000%, 08/01/2043	6,132,130	5,990,879
3.500%, 09/01/2043	61,175,165	61,391,834
4.500%, 09/01/2043	14,761,940	15,529,799
3.500%, 10/01/2043	67,523,132	67,616,552
3.000%, 11/01/2043	31,635,413	30,929,861
4.000%, 01/01/2045	10,476,115	10,731,585
3.500%, 02/01/2045	47,697,828	47,848,639
4.000%, 02/01/2045	24,572,958	25,237,909
3.500%, 04/01/2045	36,021,667	36,009,540
4.000%, 10/01/2045(9)	10,958,742	11,222,453
4.000%, 11/01/2045	44,631,332	45,532,416
3.500%, 12/01/2045	40,311,506	40,242,591
4.500%, 02/01/2046	40,414,741	42,513,452
3.000%, 05/01/2046	18,143,844	17,642,312
3.500%, 05/01/2046	70,102,480	69,982,637
3.000%, 07/01/2046	11,318,181	11,005,315
4.500%, 08/01/2046	36,034,951	37,714,843
3.000%, 11/01/2046	27,803,944	27,054,150
3.500%, 11/01/2046	61,915,636	61,809,792
4.000%, 11/01/2047	35,062,970	35,795,840
Government National Mortgage Association(GNMA):
6.000%, 11/20/2033	46,670	51,541
5.000%, 07/20/2040	2,161,642	2,325,527
3.500%, 10/20/2041	9,829,795	9,946,823
3.500%, 01/15/2042	16,553,751	16,687,373
4.000%, 06/20/2042	11,055,186	11,428,663
3.500%, 09/20/2042	4,220,017	4,270,262
3.500%, 01/20/2043	27,430,744	27,757,525
3.500%, 03/20/2045	20,743,450	20,853,113
3.000%, 04/20/2045	33,823,813	33,412,417
3.500%, 04/20/2045	29,942,810	30,133,325
4.000%, 08/20/2045	14,233,281	14,700,097
4.500%, 01/20/2046	16,068,318	16,911,076
4.000%, 04/20/2046	15,196,473	15,686,846
4.000%, 05/20/2046	36,539,000	37,671,107
3.000%, 06/20/2046	23,621,870	23,188,882
3.000%, 08/20/2046	48,038,009	47,158,590
4.500%, 06/20/2047	70,911,976	73,734,765
4.500%, 07/20/2047	17,636,232	18,337,691
		3,335,687,495	21.4%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 2.331%, 12/25/2035(1 Month LIBOR USD + 0.240%)(3)	2,311,401	2,311,894
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020(6)	90,680	90,838
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021(6)	511,121	501,943
Series 2006-J5, Class 3A1, 4.329%, 07/25/2021(4)	116,148	111,933
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022(6)	99,753	100,124
Series 2004-8CB, Class A, 2.361%, 06/25/2034(1 Month LIBOR USD + 0.270%)(3)	10,190,882	10,187,915
Series 2006-28CB, Class A17, 6.000%, 10/25/2036(6)	655,969	533,785
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.431%, 11/25/2035(1 Month LIBOR USD + 0.340%)(3)	3,355,817	3,352,569
Series 2005-W5, Class A1, 2.326%, 01/25/2036(1 Month LIBOR USD + 0.235%)(3)	34,510,050	34,230,512
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 2.291%, 01/25/2036(1 Month LIBOR USD + 0.200%)(3)	7,465,137	7,411,021
Series 2006-HE1, Class A1, 2.306%, 01/25/2036(1 Month LIBOR USD + 0.215%)(3)	2,714,506	2,702,701
Series 2006-HE3, Class A2, 2.256%, 03/25/2036(1 Month LIBOR USD + 0.165%)(3)	12,846,945	12,658,748
Series 2006-HE6, Class A1, 2.236%, 11/25/2036(1 Month LIBOR USD + 0.145%)(3)(6)	27,524,750	26,639,727
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	16,581	16,655
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	46,272	45,952
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	200,027	198,160
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	73,019	73,262
Series 2007-1, Class 1A1, 5.627%, 04/25/2022(4)(6)	363,321	361,864
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035(6)	73,026	72,496
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035(6)	166,911	166,132
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035(6)	100,544	97,065
Series 2006-5, Class CB7, 6.000%, 06/25/2046(6)	366,358	336,767
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037(8)	1,074,942	1,097,783
Series 2007-B, Class 1A2, 6.831%, 08/28/2037(8)	1,724,575	1,640,576
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 2.691%, 06/25/2034(1 Month LIBOR USD + 0.600%)(3)	2,027,409	2,022,329
Series 2005-4, Class 1A1, 2.531%, 04/25/2035(1 Month LIBOR USD + 0.440%)(3)	4,789,038	4,786,865
Series 2005-7, Class 12A1, 2.631%, 08/25/2035(1 Month LIBOR USD + 0.540%)(3)	11,363,302	11,367,080
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	244,866	244,419
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 3.779%, 09/25/2036(4)	1,462,500	1,381,910
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033(8)	179,597	181,936
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035(6)	64,904	65,052
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 4.634%, 02/25/2033(4)	691,819	671,001
Series 2004-S1, Class A3, 5.115%, 02/25/2035(8)	344,148	346,398
Series 2005-1, Class AF6, 5.030%, 06/25/2035(4)	207,454	210,801
Series 2005-10, Class AF6, 4.450%, 12/25/2035(4)	166,093	169,438
Series 2006-10, Class 1AF3, 4.649%, 12/25/2035(4)(6)	704,538	636,626
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 3.783%, 11/25/2033(4)	7,538,702	7,701,476
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 3.741%, 12/25/2035(8)	16,786	16,741
CWABS Asset-Backed Certificates Trust:
Series 2005-11, Class AF3, 4.472%, 12/25/2032(4)	109,967	109,755
Series 2004-15, Class AF6, 4.613%, 04/25/2035(4)	67,943	68,182
Series 2005-17, Class 1AF5, 4.425%, 03/25/2036(4)	248,306	247,983
Series 2005-16, Class 3AV, 2.321%, 05/25/2036(1 Month LIBOR USD + 0.230%)(3)	5,498,976	5,495,096
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036(4)	51,396	52,316
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034(8)	3,632	3,691
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 2.391%, 01/25/2036(1 Month LIBOR USD + 0.300%)(3)	1,750,950	1,749,984
Series 2006-FF1, Class 2A4, 2.431%, 01/25/2036(1 Month LIBOR USD + 0.340%)(3)	8,173,444	8,200,648
Series 2005-FF12, Class A2C, 2.421%, 11/25/2036(1 Month LIBOR USD + 0.330%)(3)	4,565,358	4,569,998
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	43,737	43,839
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021(6)	98,019	95,174
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022(6)	339,337	296,509
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 2.236%, 05/25/2036(1 Month LIBOR USD + 0.145%)(3)(6)	24,487,325	23,808,265
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	381	387
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	33	30
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035(8)	805	806
GSAA Home Equity Trust,
Series 2004-6, Class A1, 2.891%, 06/25/2034(1 Month LIBOR USD + 0.800%)(3)	1,731,249	1,705,117
GSAMP Trust:
Series 2005-WMC2, Class A1B, 2.711%, 11/25/2035(1 Month LIBOR USD + 0.620%)(3)	6,891,539	6,900,791
Series 2005-WMC2, Class A2C, 2.791%, 11/25/2035(1 Month LIBOR USD + 0.700%)(3)	6,718,310	6,734,549
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 2.331%, 07/25/2035(1 Month LIBOR USD + 0.240%)(3)	3,470,030	3,445,901
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	796	794
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.513%, 09/25/2034(8)	83,791	85,106
Series 2004-5, Class 1A2, 2.791%, 10/25/2034(1 Month LIBOR USD + 0.700%)(3)	4,591,206	4,592,250
Series 2004-6, Class 1A1, 2.891%, 10/25/2034(1 Month LIBOR USD + 0.800%)(3)	3,567,967	3,497,932
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.653%, 03/25/2036(4)(6)	323,900	292,665
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.221%, 07/25/2036(1 Month LIBOR USD + 0.130%)(3)	2,794,918	2,783,851
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A5, 3.692%, 07/25/2035(4)	5,262,261	5,432,937
Series 2007-A1, Class 5A2, 3.692%, 07/25/2035(4)	3,475,362	3,575,730
Series 2005-A4, Class 1A1, 4.162%, 07/25/2035(4)	1,485,857	1,493,019
Series 2006-A7, Class 2A4R, 3.613%, 01/25/2037(4)	684,972	648,248
Series 2006-A7, Class 2A2, 3.613%, 01/25/2037(4)	160,323	151,728
Series 2007-A2, Class 2A3, 3.752%, 04/25/2037(4)	1,879,220	1,802,164
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	91,637	91,830
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	20,072	20,043
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	2,208	2,208
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 2.691%, 01/25/2036(1 Month LIBOR USD + 0.600%)(3)	5,807,379	5,820,256
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 3.460%, 12/25/2029(4)	6,669,027	6,693,162
Series 2005-A10, Class A, 2.301%, 02/25/2036(1 Month LIBOR USD + 0.210%)(3)	18,084,256	17,371,313
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 3.724%, 09/25/2034(4)	3,174,774	3,250,060
MortgageIT Trust:
Series 2005-2, Class 1A1, 2.611%, 05/25/2035(1 Month LIBOR USD + 0.520%)(3)	1,733,157	1,737,571
Series 2005-3, Class A1, 2.691%, 08/25/2035(1 Month LIBOR USD + 0.600%)(3)	4,260,659	4,162,139
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.321%, 12/25/2035(1 Month LIBOR USD + 0.230%)(3)	9,466,275	9,434,303
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057(2)(4)	15,140,850	15,352,544
Series 2017-3A, Class A1, 4.000%, 04/25/2057(2)(4)	16,446,109	16,605,115
Series 2017-4A, Class A1, 4.000%, 05/25/2057(2)(4)	29,799,744	30,152,865
Series 2018-1A, Class A1A, 4.000%, 12/25/2057(2)(4)	16,061,236	16,163,319
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 2.541%, 05/25/2035(1 Month LIBOR USD + 0.450%)(3)	2,076,303	2,078,719
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A2, 2.241%, 01/25/2037(1 Month LIBOR USD + 0.150%)(3)	3,331,344	3,317,190
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019(6)	22,956	22,826
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	13,668	13,676
RASC Series Trust,
Series 2006-KS4, Class A4, 2.331%, 06/25/2036(1 Month LIBOR USD + 0.240%)(3)	9,988,311	9,935,859
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037(8)	2,495,963	1,211,961
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 2.761%, 10/25/2035(1 Month LIBOR USD + 0.670%)(3)	1,826,657	1,818,608
Series 2005-AB3, Class A2C, 2.451%, 09/25/2036(1 Month LIBOR USD + 0.360%)(3)	1,942,204	1,946,597
Series 2006-BC1, Class A2D, 2.391%, 12/25/2036(1 Month LIBOR USD + 0.300%)(3)	1,674,583	1,676,735
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 3.735%, 09/25/2034(4)	4,316,773	4,307,871
Series 2004-16, Class 1A2, 3.979%, 11/25/2034(4)	7,276,165	7,300,777
Series 2004-16, Class 2A, 3.996%, 11/25/2034(4)	5,098,521	5,154,941
Structured Asset Securities Corp.:
Series 2005-WF1, Class A3, 2.751%, 02/25/2035(1 Month LIBOR USD + 0.660%)(3)	5,695,216	5,705,024
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035(8)	32,300	33,106
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 2.241%, 04/25/2036(1 Month LIBOR USD + 0.150%)(3)	13,221,241	12,984,695
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.362%, 10/25/2043(4)	15,436,326	15,674,265
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054(2)(4)	6,415,350	6,410,479
Series 2015-5, Class A1, 3.500%, 05/25/2055(2)(4)	3,556,051	3,550,735
Series 2016-3, Class A1, 2.250%, 08/25/2055(2)(4)	1,947,402	1,902,081
Series 2016-2, Class A1, 3.000%, 08/25/2055(2)(4)	10,042,650	9,913,185
Series 2016-5, Class A1, 2.500%, 10/25/2056(2)(4)	5,431,159	5,303,974
Series 2017-1, Class A1, 2.750%, 10/25/2056(2)(4)	36,045,899	35,290,071
Series 2017-6, Class A1, 2.750%, 10/25/2057(2)(4)	32,128,420	31,310,199
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	52,693	52,853
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	77,242	77,504
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	6,528	6,559
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	35,859	36,317
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	30,104	30,372
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	6,781,948	7,166,149
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	3,485,122	3,711,988
Series 2004-AR14, Class A1, 3.480%, 01/25/2035(4)	9,770,085	9,992,924
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 3.911%, 06/25/2035(4)	14,918,597	15,330,888
		552,753,795	3.6%
		3,888,441,290	25.0%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2011-M4, Class A2, 3.726%, 06/25/2021	22,235,048	22,695,666
Series 2014-M2, Class A2, 3.513%, 12/25/2023(4)	11,095,000	11,321,712
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K714, Class A2, 3.034%, 10/25/2020(4)	34,345,000	34,355,753
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	17,736,165
Series K721, Class A2, 3.090%, 08/25/2022(4)	25,545,000	25,554,919
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	47,213,511
Series K029, Class A2, 3.320%, 02/25/2023(4)	27,398,000	27,677,468
Series K037, Class A2, 3.490%, 01/25/2024	68,125,000	69,342,932
Series K050, Class A2, 3.334%, 08/25/2025(4)	72,374,000	72,853,861
Series K058, Class A2, 2.653%, 08/25/2026	19,865,000	18,931,585
Series K064, Class A2, 3.224%, 03/25/2027	33,820,000	33,447,151
Series K065, Class A2, 3.243%, 04/25/2027	28,200,000	27,879,485
Series K066, Class A2, 3.117%, 06/25/2027	11,100,000	10,849,038
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	8,878,937
Series K069, Class A2, 3.187%, 09/25/2027(4)	23,130,000	22,655,856
Series K071, Class A2, 3.286%, 11/25/2027	23,025,000	22,725,281
Series K077, Class A2, 3.850%, 05/25/2028(4)	15,475,000	15,995,595
		490,114,915	3.2%
Non-U.S. Government Agency Issues
Bank 2017-BNK4
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	26,535,000	26,332,875
Bank 2017-BNK9
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	44,971,000	44,341,383
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/12/2049	37,060,000	34,481,332
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	34,090,586
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	11,825,000	11,948,892
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	24,587,000	23,954,145
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	7,488,584	7,498,258
Series 2013-CR9, Class A3, 4.022%, 07/12/2045(4)	24,756,958	25,446,162
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	19,660,536	19,503,808
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	23,175,000	23,762,132
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 08/12/2049	10,360,000	9,986,555
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	36,918,489	36,101,364
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	25,000,000	25,959,465
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	16,702,913	16,387,181
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	8,977,525	8,889,835
Series 2012-LC9, Class A5, 2.840%, 12/17/2047	14,450,059	14,141,556
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045	4,415,412	4,418,885
Series 2013-C12, Class A5, 3.664%, 07/17/2045	6,835,000	6,916,793
Series 2013-C15, Class A4, 4.096%, 11/17/2045	2,130,000	2,198,216
Series 2013-C17, Class A3, 3.928%, 01/17/2047	8,450,000	8,618,099
Series 2013-C17, Class A4, 4.199%, 01/17/2047	10,000,000	10,363,381
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	10,000,000	10,021,857
Series 2014-C25, Class ASB, 3.407%, 11/18/2047	8,538,000	8,565,926
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	37,550,000	37,266,385
Series 2012-C6, Class A4, 2.858%, 11/15/2045	26,885,945	26,405,144
Series 2013-C10, Class A3, 4.104%, 07/17/2046(4)	6,630,160	6,798,109
Series 2013-C12, Class A3, 3.973%, 10/17/2046	22,850,000	23,364,474
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	12,250,000	12,085,800
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048	18,000,000	17,946,871
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048	18,900,000	19,013,440
Series 2015-P2, Class A3, 3.541%, 12/15/2048	44,050,000	43,825,543
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	26,735,220	26,869,337
Series 2013-C13, Class ASB, 2.654%, 05/17/2045	7,226,602	7,160,011
Series 2013-C18, Class A4, 3.896%, 12/17/2046	12,900,000	13,224,932
Series 2014-C21, Class A5, 3.678%, 08/16/2047	21,344,000	21,531,514
Series 2014-C24, Class A4, 3.343%, 11/18/2047	10,330,000	10,209,994
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	6,920,000	6,999,439
		686,629,679	4.4%
		1,176,744,594	7.6%
Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,166,000	10,323,943
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	177,234	181,092
Series 1998-7, Class A1, 6.320%, 05/01/2029	13,416,232	13,970,403
Series 1998-3, Class A5, 6.220%, 03/01/2030	266,851	281,533
Series 1998-4, Class A5, 6.180%, 04/01/2030	1,625,169	1,699,749
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026(2)	27,030,000	26,818,969
Series 2015-1, Class A, 2.120%, 07/15/2026(2)	9,540,000	9,411,381
Series 2016-1, Class A, 2.310%, 08/15/2027(2)	28,860,000	28,269,793
Series 2016-2, Class A, 2.030%, 12/15/2027(2)	22,030,000	21,331,495
Series 2018-1, Class A, 3.190%, 07/15/2031(2)	40,550,000	39,898,073
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032(2)	14,100,000	13,531,664
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	19,231	19,447
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022(2)	20,150,000	19,778,275
Sofi Consumer Loan Program,
Series 2017-6, Class A2, 2.820%, 11/25/2026(2)	10,000,000	9,918,826
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2020(1)(2)	4,463,000	4,393,525
Synchrony Credit Card Master Note Trust:
Series 2015-1, Class A, 2.370%, 03/15/2023	20,883,000	20,665,282
Series 2016-2, Class A, 2.210%, 05/15/2024	8,900,000	8,670,706
Verizon Owner Trust,
Series 2017-2A, Class A, 1.920%, 12/20/2021(2)	3,825,000	3,770,856
		232,935,012	1.5%
Total Long-Term Investments(Cost $15,577,782,263)		15,267,239,992	98.2%
SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 1.81%(5)	313,547,708	313,547,708	2.0%
Total Short-Term Investment(Cost $313,547,708)		313,547,708	2.0%
Total Investments(Cost $15,891,329,971)		15,580,787,700	100.2%
Liabilities in Excess of Other Assets		(26,035,557)	(0.2)%
TOTAL NET ASSETS		$15,554,752,143	100.0%
Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $2,465,485,816, which represents 15.85% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2018.
(5)	7-Day Yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Security in Default.
(8)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2018.
(9)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2018 (Unaudited)
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,344,389,349	$–	$3,344,389,349
Other Government Related Securities	–	155,485,144	–	155,485,144
Corporate Bonds	–	6,318,052,322	–	6,318,052,322
Municipal Bonds	–	151,192,281	–	151,192,281
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,335,687,495	–	3,335,687,495
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	552,753,795	–	552,753,795
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	490,114,915	–	490,114,915
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	686,629,679	–	686,629,679
Asset Backed Securities	–	232,935,012	–	232,935,012
Total Long-Term Investments	–	15,267,239,992	–	15,267,239,992
Short-Term Investment
Money Market Mutual Fund	313,547,708	–	–	313,547,708
Total Short-Term Investment	313,547,708	–	–	313,547,708
Total Investments	$313,547,708	$15,267,239,992	$–	$15,580,787,700

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. See the Fund's valuation policy in Note 2a to the financial statements.

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2018(Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$378,300,000	$365,768,812
1.875%, 03/31/2022	381,325,000	370,376,801
2.500%, 05/15/2024	45,375,000	44,662,471
2.250%, 11/15/2025	394,775,000	379,677,939
2.000%, 11/15/2026	80,925,000	75,838,738
2.250%, 11/15/2027	235,000,000	223,387,696
3.500%, 02/15/2039	397,620,000	433,188,350
2.875%, 05/15/2043	705,350,000	693,061,477
2.500%, 02/15/2045	118,225,000	107,792,567
		2,693,754,851	15.0%
Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019(1)(2)	3,000,000	3,067,530
5.750%, 10/27/2021(1)(2)	4,000,000	3,904,000
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023(1)(2)	5,000,000	5,151,960
CNOOC Finance(2013) Ltd.,
3.000%, 05/09/2023(1)	2,415,000	2,328,376
CNOOC Finance(2015) USA LLC,
3.500%, 05/05/2025	21,200,000	20,429,253
CNOOC Nexen Finance(2014) ULC,
4.250%, 04/30/2024(1)	4,450,000	4,499,849
CNPC General Capital Ltd.,
2.750%, 05/14/2019(1)(2)	2,000,000	1,991,289
Comision Federal de Electricidad,
5.750%, 02/14/2042(1)(2)	5,200,000	5,083,052
Corp Andina de Fomento,
4.375%, 06/15/2022(1)	4,081,000	4,221,754
Electricite de France SA,
4.750%, 10/13/2035(1)(2)	10,000,000	10,352,511
Export-Import Bank of Korea:
2.250%, 01/21/2020(1)	14,000,000	13,787,732
4.000%, 01/29/2021(1)	2,400,000	2,428,298
The Korea Development Bank:
2.250%, 05/18/2020(1)	7,200,000	7,056,110
3.000%, 09/14/2022(1)	4,400,000	4,292,398
Nexen Energy ULC,
6.400%, 05/15/2037(1)	6,249,000	7,648,982
Petrobras Global Finance BV:
5.299%, 01/27/2025(1)(2)	3,400,000	3,141,600
7.375%, 01/17/2027(1)	9,300,000	9,288,375
Petroleos Mexicanos:
4.875%, 01/24/2022(1)	6,500,000	6,557,200
4.250%, 01/15/2025(1)	15,000,000	14,025,000
4.500%, 01/23/2026(1)	4,500,000	4,221,900
6.500%, 06/02/2041(1)	4,000,000	3,761,600
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024(1)(2)	1,500,000	1,529,637
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020(1)(2)	20,000,000	19,706,953
3.250%, 04/28/2025(1)(2)	20,000,000	19,017,030
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019(1)(2)	8,000,000	7,851,920
3.500%, 05/03/2026(1)(2)	10,000,000	9,525,000
Sinopec Group Overseas Development [2017] Ltd,
3.000%, 04/12/2022(1)(2)	6,950,000	6,775,333
Syngenta Finance NV:
3.125%, 03/28/2022(1)	5,000,000	4,762,229
4.441%, 04/24/2023(1)(2)	5,000,000	4,972,009
4.892%, 04/24/2025(1)(2)	10,000,000	9,804,778
		221,183,658	1.2%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	6,836,818
3.700%, 09/15/2024	4,025,000	4,009,378
7.430%, 10/01/2026	3,300,000	3,943,271
6.150%, 03/01/2037	9,000,000	10,556,231
5.400%, 10/01/2043	5,000,000	5,527,415
4.750%, 09/15/2044	1,950,000	1,972,277
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019(1)(2)	10,000,000	9,896,334
3.750%, 09/22/2024(1)(2)	4,475,000	4,355,746
Abbott Laboratories:
3.400%, 11/30/2023	10,000,000	9,866,252
4.750%, 11/30/2036	38,500,000	40,548,063
AbbVie, Inc.:
3.200%, 11/06/2022	3,000,000	2,950,533
3.600%, 05/14/2025	2,500,000	2,421,270
4.300%, 05/14/2036	3,825,000	3,648,468
Actavis Funding SCS:
3.850%, 06/15/2024(1)	10,125,000	9,942,734
3.800%, 03/15/2025(1)	10,200,000	9,904,661
4.550%, 03/15/2035(1)	14,098,000	13,338,871
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	726,782
The ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,458,400
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,307,389
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021(1)	10,000,000	9,904,161
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	22,750,000	21,512,400
Amgen, Inc.,
4.400%, 05/01/2045	8,000,000	7,624,584
Anadarko Petroleum Corp.:
8.700%, 03/15/2019	4,380,000	4,550,295
6.450%, 09/15/2036	4,025,000	4,651,514
Andeavor Logistics LP,
3.500%, 12/01/2022	8,600,000	8,402,863
Anglo American Capital PLC:
3.750%, 04/10/2022(1)(2)	7,000,000	6,949,670
4.125%, 09/27/2022(1)(2)	5,385,000	5,414,422
3.625%, 09/11/2024(1)(2)	4,325,000	4,094,954
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	20,350,000	20,179,847
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	11,074,202
Aramark Services, Inc.,
5.000%, 02/01/2028(2)	1,000,000	955,000
ArcelorMittal:
5.500%, 03/01/2021(1)	7,950,000	8,283,900
6.250%, 02/25/2022(1)	7,760,000	8,254,622
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	14,022,175
AT&T, Inc.:
3.950%, 01/15/2025	4,425,000	4,327,776
3.400%, 05/15/2025	20,225,000	18,965,776
4.125%, 02/17/2026	8,925,000	8,723,437
4.300%, 02/15/2030(2)	10,980,000	10,364,092
5.250%, 03/01/2037	7,125,000	7,007,817
4.900%, 08/15/2037(2)	10,000,000	9,489,390
5.150%, 11/15/2046(2)	10,321,000	9,723,281
4.500%, 03/09/2048	15,264,000	13,158,933
5.150%, 02/15/2050(2)	23,650,000	22,038,981
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	4,982,273
Ball Corp.:
5.250%, 07/01/2025	25,000,000	25,500,000
4.875%, 03/15/2026	7,000,000	6,973,750
Bayer US Finance II LLC:
4.250%, 12/15/2025(2)	25,000,000	25,133,775
4.625%, 06/25/2038(2)	12,000,000	11,896,406
4.875%, 06/25/2048(2)	5,125,000	5,139,732
Bayer US Finance LLC,
2.375%, 10/08/2019(2)	14,725,000	14,599,534
Beam Suntory, Inc.:
3.250%, 05/15/2022	7,000,000	6,901,573
3.250%, 06/15/2023	10,960,000	10,631,218
Becton Dickinson and Co.:
3.250%, 11/12/2020	13,000,000	12,934,002
3.363%, 06/06/2024	10,000,000	9,605,844
3.734%, 12/15/2024	9,250,000	9,030,322
4.875%, 05/15/2044	5,455,000	5,354,194
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,026,180
Boardwalk Pipelines LP:
4.950%, 12/15/2024	15,475,000	15,754,417
5.950%, 06/01/2026	26,406,000	28,316,583
Boral Finance Pty Ltd.:
3.000%, 11/01/2022(1)(2)	8,650,000	8,333,859
3.750%, 05/01/2028(1)(2)	5,550,000	5,285,113
Broadcom Corp. / Broadcom Cayman Finance Ltd.:
3.000%, 01/15/2022	25,000,000	24,316,515
3.125%, 01/15/2025	13,250,000	12,291,520
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	17,333,234
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,799,173
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	13,690,000	14,379,855
3.250%, 08/15/2026	13,188,000	12,037,012
3.750%, 09/25/2027	22,800,000	21,516,634
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,022,799
Campbell Soup Co.:
3.950%, 03/15/2025	11,000,000	10,606,137
4.800%, 03/15/2048	7,325,000	6,622,336
Carlisle Cos, Inc.,
3.750%, 12/01/2027	4,600,000	4,372,361
Celgene Corp.:
3.550%, 08/15/2022	5,730,000	5,686,410
3.250%, 02/20/2023	10,000,000	9,768,551
CF Industries, Inc.:
3.450%, 06/01/2023	24,874,000	23,536,774
5.375%, 03/15/2044	10,922,000	9,638,665
Charter Communications Operating LLC:
4.464%, 07/23/2022	33,748,000	34,162,657
6.384%, 10/23/2035	6,000,000	6,270,040
CK Hutchison International Ltd.:
2.250%, 09/29/2020(1)(2)	17,600,000	17,210,359
2.875%, 04/05/2022(1)(2)	7,475,000	7,285,509
CNH Industrial NV,
4.500%, 08/15/2023(1)	6,168,000	6,201,307
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	9,901,856
4.500%, 06/01/2025	14,135,000	14,102,568
5.800%, 06/01/2045	2,223,000	2,505,037
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,495,527
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	5,761,645
4.400%, 08/15/2035	13,575,000	13,208,372
3.200%, 07/15/2036	15,000,000	12,479,238
4.650%, 07/15/2042	2,000,000	1,945,785
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036(1)	845,000	1,010,329
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,035,200
Corning, Inc.,
4.375%, 11/15/2057	10,000,000	8,717,849
Cox Communications, Inc.:
2.950%, 06/30/2023(2)	5,475,000	5,186,942
3.850%, 02/01/2025(2)	2,875,000	2,816,352
3.350%, 09/15/2026(2)	16,750,000	15,486,049
4.800%, 02/01/2035(2)	4,450,000	4,097,785
6.450%, 12/01/2036(2)	5,550,000	6,078,746
8.375%, 03/01/2039(2)	11,639,000	15,392,422
4.700%, 12/15/2042(2)	5,000,000	4,378,628
CSX Corp.:
6.220%, 04/30/2040	475,000	572,867
4.650%, 03/01/2068	9,000,000	8,480,973
CVS Health Corp.:
3.875%, 07/20/2025	2,302,000	2,230,486
4.780%, 03/25/2038	30,000,000	29,507,146
5.050%, 03/25/2048	19,475,000	19,819,633
Danone SA:
3.000%, 06/15/2022(1)(2)	3,500,000	3,420,362
2.589%, 11/02/2023(1)(2)	10,000,000	9,417,964
DCP Midstream LLC:
9.750%, 03/15/2019(2)	10,505,000	10,938,331
4.750%, 09/30/2021(2)	2,245,000	2,267,450
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018(1)	1,250,000	1,256,979
8.750%, 06/15/2030(1)(3)	18,415,000	24,403,848
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019(2)	13,810,000	13,844,770
4.420%, 06/15/2021(2)	39,125,000	39,697,105
5.450%, 06/15/2023(2)	32,680,000	34,204,110
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,168,750
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,070,985
The Dow Chemical Co.:
8.550%, 05/15/2019	32,350,000	33,905,389
4.125%, 11/15/2021	835,000	851,194
DXC Technology Co.:
3.250%, 03/01/2021(3 Month LIBOR USD + 0.950%)(4)	12,000,000	12,003,170
4.450%, 09/18/2022	2,000,000	2,058,601
4.250%, 04/15/2024	37,639,000	37,597,991
4.750%, 04/15/2027	18,650,000	18,842,570
Eaton Corp.:
2.750%, 11/02/2022	2,625,000	2,548,615
4.000%, 11/02/2032	3,660,000	3,643,254
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,245,568
EMC Corp.,
2.650%, 06/01/2020	200,000	194,227
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	14,267,119
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020(2)	3,300,000	3,426,473
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	5,556,532
7.375%, 10/15/2045	23,298,000	29,642,434
Encana Corp.,
6.500%, 05/15/2019(1)	610,000	626,989
Energy Transfer Equity LP,
4.250%, 03/15/2023	10,000,000	9,650,100
Energy Transfer Partners LP:
9.700%, 03/15/2019	1,189,000	1,243,718
4.150%, 10/01/2020	13,475,000	13,628,821
5.200%, 02/01/2022	1,000,000	1,037,100
3.600%, 02/01/2023	5,000,000	4,884,850
4.050%, 03/15/2025	6,204,000	5,994,397
4.200%, 04/15/2027	8,275,000	7,797,556
6.500%, 02/01/2042	14,000,000	14,424,207
5.150%, 03/15/2045	5,000,000	4,456,636
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	22,707,222
Ensco PLC,
5.200%, 03/15/2025(1)	6,000,000	4,980,000
Enterprise Products Operating LLC:
2.850%, 04/15/2021	10,000,000	9,875,646
3.350%, 03/15/2023	10,000,000	9,853,103
3.750%, 02/15/2025	7,000,000	6,931,709
EQT Midstream Partners LP:
4.750%, 07/15/2023	22,000,000	21,964,555
4.125%, 12/01/2026	14,750,000	13,593,488
ERAC USA Finance LLC:
2.350%, 10/15/2019(2)	5,385,000	5,324,542
2.600%, 12/01/2021(2)	10,400,000	10,088,096
Express Scripts Holding Co.:
4.750%, 11/15/2021	14,700,000	15,166,082
3.050%, 11/30/2022	15,000,000	14,459,640
3.500%, 06/15/2024	7,500,000	7,198,542
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	6,268,222
3.900%, 02/01/2035	7,000,000	6,546,148
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	2,789,000	2,806,585
4.500%, 10/15/2022	1,529,000	1,577,508
3.500%, 04/15/2023	3,268,000	3,229,946
3.875%, 06/05/2024	6,367,000	6,347,718
3.000%, 08/15/2026	9,300,000	8,519,575
4.500%, 08/15/2046	6,700,000	6,222,856
4.750%, 05/15/2048	15,000,000	14,490,542
Fiserv, Inc.:
4.625%, 10/01/2020	3,000,000	3,085,489
3.500%, 10/01/2022	11,625,000	11,448,853
3.850%, 06/01/2025	11,720,000	11,672,621
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022(2)	3,000,000	3,021,375
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023(1)	11,700,000	11,167,901
4.375%, 05/10/2043(1)	4,000,000	3,935,283
Ford Motor Credit Co. LLC:
2.551%, 10/05/2018	8,500,000	8,494,665
2.681%, 01/09/2020	5,000,000	4,953,104
3.200%, 01/15/2021	11,250,000	11,123,283
5.750%, 02/01/2021	13,000,000	13,640,709
3.336%, 03/18/2021	5,500,000	5,450,676
5.875%, 08/02/2021	8,975,000	9,514,569
2.979%, 08/03/2022	10,000,000	9,632,079
4.250%, 09/20/2022	4,459,000	4,494,940
Forest Laboratories, Inc.,
5.000%, 12/15/2021(2)	41,397,000	42,831,267
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020	3,775,000	3,699,500
3.550%, 03/01/2022	6,275,000	5,961,250
3.875%, 03/15/2023	23,000,000	21,735,000
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024(2)	8,075,000	8,305,460
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023(2)	33,385,000	33,942,786
General Electric Co.:
2.200%, 01/09/2020	2,864,000	2,829,720
5.550%, 05/04/2020	1,199,000	1,249,646
4.375%, 09/16/2020	838,000	858,307
5.300%, 02/11/2021	859,000	898,672
4.650%, 10/17/2021	2,420,000	2,517,065
General Mills, Inc.:
2.200%, 10/21/2019	12,000,000	11,859,470
3.700%, 10/17/2023	20,000,000	19,796,159
4.000%, 04/17/2025	3,175,000	3,126,841
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	6,500,000	6,469,711
2.350%, 10/04/2019	2,700,000	2,676,804
2.450%, 11/06/2020	9,000,000	8,798,373
3.700%, 11/24/2020	1,509,000	1,517,215
4.200%, 03/01/2021	21,283,000	21,579,685
3.200%, 07/06/2021	25,600,000	25,266,912
4.375%, 09/25/2021	4,450,000	4,535,775
3.450%, 01/14/2022	5,200,000	5,125,328
3.150%, 06/30/2022	6,325,000	6,147,078
4.150%, 06/19/2023	3,375,000	3,374,190
Genpact Luxembourg,
3.700%, 04/01/2022(1)(2)(3)	43,005,000	42,011,802
Georgia-Pacific LLC:
5.400%, 11/01/2020(2)	11,000,000	11,523,047
3.163%, 11/15/2021(2)	20,000,000	19,872,488
Glencore Finance(Canada) Ltd.:
4.950%, 11/15/2021(1)(2)	2,000,000	2,075,800
4.250%, 10/25/2022(1)(2)	7,000,000	7,079,030
6.000%, 11/15/2041(1)(2)	9,400,000	9,834,562
Glencore Funding LLC:
4.125%, 05/30/2023(2)	16,940,000	16,902,901
4.625%, 04/29/2024(2)	26,730,000	26,874,743
4.000%, 03/27/2027(2)	7,000,000	6,607,477
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024(1)(2)	26,633,000	26,045,773
4.875%, 06/27/2044(1)(2)	9,575,000	8,897,078
4.700%, 11/10/2047(1)(2)	22,671,000	20,595,697
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	2,993,370
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025(2)	10,000,000	10,329,261
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,035,687
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	10,981,750
6.500%, 02/15/2020	5,000,000	5,190,625
5.000%, 03/15/2024	10,366,000	10,366,000
5.375%, 02/01/2025	25,300,000	24,912,910
5.250%, 04/15/2025	4,200,000	4,200,000
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019(2)	9,000,000	8,886,707
3.600%, 10/15/2020	7,550,000	7,585,871
Hexcel Corp.,
3.950%, 02/15/2027	19,000,000	18,509,331
Husky Energy, Inc.,
4.000%, 04/15/2024(1)	7,380,000	7,371,203
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019(1)(2)	2,000,000	2,069,276
3.250%, 11/08/2022(1)(2)	4,625,000	4,552,573
3.625%, 10/31/2024(1)(2)	15,000,000	14,757,570
Hyundai Capital America:
2.500%, 03/18/2019(2)	24,750,000	24,635,860
1.750%, 09/27/2019(2)	10,000,000	9,805,800
3.450%, 03/12/2021(2)	20,950,000	20,785,562
3.000%, 03/18/2021(2)	10,000,000	9,815,042
3.750%, 07/08/2021(2)	10,150,000	10,137,719
3.100%, 04/05/2022(2)	2,000,000	1,951,080
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020(1)(2)	9,225,000	9,025,556
Ingersoll-Rand Global Holding Co. Ltd,
5.750%, 06/15/2043	4,126,000	4,858,016
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044(1)	1,300,000	1,322,847
Johnson Controls International PLC:
3.900%, 02/14/2026(1)	10,000,000	9,870,467
5.250%, 12/01/2041(1)	1,150,000	1,191,656
Kansas City Southern,
4.700%, 05/01/2048	12,000,000	11,625,639
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	16,219,526
Keysight Technologies, Inc.:
3.300%, 10/30/2019	13,300,000	13,265,374
4.550%, 10/30/2024	7,283,000	7,370,696
4.600%, 04/06/2027	26,806,000	26,924,560
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	8,828,000	9,125,527
6.850%, 02/15/2020	4,645,000	4,891,046
6.500%, 02/01/2037	400,000	431,830
6.950%, 01/15/2038	5,130,000	5,846,791
7.500%, 11/15/2040	2,500,000	2,958,682
Kinder Morgan, Inc.:
3.050%, 12/01/2019	7,000,000	6,978,359
5.000%, 02/15/2021(2)	10,008,000	10,350,655
8.050%, 10/15/2030	14,009,000	16,710,823
7.800%, 08/01/2031	16,174,000	19,564,764
5.200%, 03/01/2048	8,025,000	7,758,729
Kinross Gold Corp.,
6.875%, 09/01/2041(1)	5,500,000	5,637,500
Kraft Heinz Foods Co.:
3.500%, 07/15/2022	17,000,000	16,802,405
6.750%, 03/15/2032	10,000,000	11,963,104
5.000%, 07/15/2035	7,075,000	6,969,648
5.000%, 06/04/2042	5,000,000	4,773,546
Lafarge SA,
7.125%, 07/15/2036(1)	1,500,000	1,872,665
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026(2)	12,565,000	11,707,817
Lear Corp.,
5.250%, 01/15/2025	21,600,000	22,214,575
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	9,519,804
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	10,531,605
4.200%, 03/15/2045	8,770,000	7,833,327
4.250%, 09/15/2046	1,230,000	1,141,625
Maple Escrow Subsidiary, Inc.,
4.417%, 05/25/2025(2)	7,000,000	7,034,916
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	9,756,140
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,040,071
3.625%, 09/15/2024	2,500,000	2,441,596
4.750%, 09/15/2044	3,985,000	3,791,392
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	450,000	504,362
Masco Corp.:
7.125%, 03/15/2020	232,000	245,738
6.500%, 08/15/2032	13,934,000	15,561,682
McDonald's Corp.,
3.700%, 01/30/2026	7,250,000	7,198,144
Microsoft Corp.:
4.200%, 11/03/2035	5,650,000	5,941,073
3.950%, 08/08/2056	17,000,000	16,618,469
Molex Electronic Technologies LLC:
2.878%, 04/15/2020(2)	26,313,000	26,046,129
3.900%, 04/15/2025(2)	4,500,000	4,446,568
The Mosaic Co.,
5.450%, 11/15/2033	16,101,000	16,278,433
MPLX LP:
5.500%, 02/15/2023	1,900,000	1,935,910
4.500%, 07/15/2023	275,000	280,819
4.875%, 12/01/2024	9,650,000	9,948,828
4.000%, 02/15/2025	8,125,000	7,943,752
4.875%, 06/01/2025	14,500,000	14,908,474
4.900%, 04/15/2058	5,000,000	4,441,346
Murphy Oil Corp.,
4.450%, 12/01/2022	12,600,000	12,409,866
Mylan NV:
3.750%, 12/15/2020(1)	5,875,000	5,911,700
3.150%, 06/15/2021(1)	8,100,000	8,011,062
Mylan, Inc.:
3.125%, 01/15/2023(2)	11,800,000	11,331,414
4.200%, 11/29/2023	4,525,000	4,529,242
4.550%, 04/15/2028(2)	5,000,000	4,886,277
Newell Brands, Inc.,
3.850%, 04/01/2023	20,000,000	19,700,287
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	2,957,890
5.050%, 11/15/2044	3,000,000	2,998,092
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,285,688
6.750%, 02/01/2021	3,000,000	3,142,500
Nutrien Ltd.:
4.000%, 12/15/2026(1)	10,000,000	9,699,006
4.125%, 03/15/2035(1)	6,550,000	6,065,666
Nvent Finance Sarl:
3.950%, 04/15/2023(1)(2)	11,055,000	10,940,704
4.550%, 04/15/2028(1)(2)	10,000,000	9,811,725
ONEOK Partners LP:
3.375%, 10/01/2022	6,541,000	6,452,301
5.000%, 09/15/2023	5,800,000	6,025,784
ONEOK, Inc.:
4.250%, 02/01/2022	6,450,000	6,553,393
7.500%, 09/01/2023	22,959,000	26,294,674
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	8,768,067
3.900%, 05/15/2035	7,425,000	7,198,741
Orange SA,
9.000%, 03/01/2031(1)	22,353,000	30,673,939
Owens Corning:
4.200%, 12/01/2024	10,000,000	9,865,738
3.400%, 08/15/2026	5,000,000	4,559,006
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	4,856,683
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,465,110
Pentair Finance SA,
2.650%, 12/01/2019(1)	5,000,000	4,945,522
Pernod Ricard SA,
4.250%, 07/15/2022(1)(2)	26,700,000	27,274,517
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024(1)	31,500,000	30,657,515
Petrofac Ltd.,
3.400%, 10/10/2018(1)(2)	31,575,000	31,377,656
Pfizer, Inc.,
5.800%, 08/12/2023	7,938,000	8,854,546
Phillips 66:
4.300%, 04/01/2022	6,168,000	6,352,631
4.650%, 11/15/2034	13,000,000	13,115,130
5.875%, 05/01/2042	5,000,000	5,803,300
4.875%, 11/15/2044	15,000,000	15,494,916
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	1,907,133
4.680%, 02/15/2045	2,000,000	1,874,772
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,239,514
3.250%, 03/15/2023	8,375,000	8,180,828
POSCO,
4.250%, 10/28/2020(1)(2)	2,300,000	2,335,029
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	207,000
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	11,919,915
Reliance Holding USA, Inc.:
4.500%, 10/19/2020(2)	2,000,000	2,032,607
5.400%, 02/14/2022(2)	3,500,000	3,633,759
Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	13,387,850
4.750%, 05/15/2023	13,459,000	14,087,302
2.900%, 07/01/2026	15,000,000	13,929,629
Rockies Express Pipeline LLC:
6.850%, 07/15/2018(2)	2,000,000	2,001,600
5.625%, 04/15/2020(2)	2,695,000	2,759,006
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	14,500,000	15,423,163
5.875%, 06/30/2026	50,315,000	53,962,561
Samarco Mineracao SA:
5.750%, 10/24/2023(1)(2)(7)	5,475,000	3,996,750
5.375%, 09/26/2024(1)(2)(7)	5,125,000	3,741,250
Schlumberger Holdings Corp.,
3.000%, 12/21/2020(2)	11,000,000	10,934,036
Schneider Electric SE,
2.950%, 09/27/2022(1)(2)	5,000,000	4,908,999
Seagate HDD Cayman,
4.250%, 03/01/2022(1)	44,944,000	44,335,408
The Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	10,069,063
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023(1)	54,196,000	50,987,300
Silgan Holdings, Inc.,
4.750%, 03/15/2025	1,000,000	950,000
SK Telecom Co. Ltd.,
6.625%, 07/20/2027(1)(2)	960,000	1,142,314
Smithfield Foods, Inc.:
2.650%, 10/03/2021(2)	10,200,000	9,717,851
3.350%, 02/01/2022(2)	23,982,000	23,157,795
Solvay Finance America LLC:
3.400%, 12/03/2020(2)	39,226,000	39,354,205
4.450%, 12/03/2025(2)	24,426,000	24,920,293
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,023,250
Spectra Energy Partners LP:
3.500%, 03/15/2025	15,150,000	14,449,000
4.500%, 03/15/2045	5,000,000	4,631,918
Sprint Capital Corp.,
6.900%, 05/01/2019	675,000	688,635
Standard Industries, Inc.:
6.000%, 10/15/2025(2)	8,511,000	8,532,277
4.750%, 01/15/2028(2)	21,000,000	19,267,500
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,941,000
6.100%, 02/15/2042	1,000,000	1,004,252
Sunoco LP / Sunoco Finance Corp.,
4.875%, 01/15/2023(2)	2,000,000	1,920,000
Targa Resources Partners LP:
4.125%, 11/15/2019	12,000,000	12,000,000
5.000%, 01/15/2028(2)	28,000,000	26,040,000
TC PipeLines LP:
4.375%, 03/13/2025	25,830,000	25,543,906
3.900%, 05/25/2027	5,885,000	5,533,243
Tech Data Corp.,
3.700%, 02/15/2022	7,000,000	6,846,449
Telecom Italia Capital SA:
7.175%, 06/18/2019(1)	500,000	514,225
5.303%, 05/30/2024(1)(2)	21,500,000	21,204,375
7.200%, 07/18/2036(1)	3,175,000	3,288,983
Telefonica Emisiones SAU:
5.462%, 02/16/2021(1)	2,402,000	2,513,846
4.570%, 04/27/2023(1)	1,000,000	1,033,792
4.103%, 03/08/2027(1)	8,125,000	7,857,566
7.045%, 06/20/2036(1)	4,925,000	5,920,091
5.213%, 03/08/2047(1)	5,000,000	4,819,571
4.895%, 03/06/2048(1)	9,475,000	8,733,627
TELUS Corp.,
2.800%, 02/16/2027(1)	13,100,000	11,997,784
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	995,000
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023(1)	24,275,000	20,967,531
3.150%, 10/01/2026(1)	36,000,000	28,934,079
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022	7,000,000	6,959,148
Time Warner Cable LLC:
6.750%, 07/01/2018	11,000,000	11,000,000
8.750%, 02/14/2019	1,132,000	1,169,772
8.250%, 04/01/2019	35,000	36,303
Time Warner, Inc.:
3.800%, 02/15/2027	3,500,000	3,305,311
4.850%, 07/15/2045	12,000,000	10,931,047
The Timken Co.,
3.875%, 09/01/2024	18,500,000	18,306,185
T-Mobile USA, Inc.,
4.750%, 02/01/2028	17,250,000	15,977,813
Total System Services, Inc.,
4.000%, 06/01/2023	10,775,000	10,797,757
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038(1)	10,000,000	9,996,244
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,459,211
Transocean, Inc.:
8.375%, 12/15/2021(1)(3)	5,500,000	5,885,000
5.800%, 10/15/2022(1)	5,000,000	4,962,500
TTX Co.:
4.650%, 06/15/2044(2)	7,710,000	8,027,355
3.900%, 02/01/2045(2)	25,325,000	23,794,934
Tyco Electronics Group SA,
7.125%, 10/01/2037(1)	500,000	673,018
United Rentals North America, Inc.:
4.625%, 10/15/2025	15,540,000	14,801,850
5.875%, 09/15/2026	13,000,000	13,130,000
Vale Overseas Ltd.:
4.375%, 01/11/2022(1)	2,700,000	2,732,373
6.250%, 08/10/2026(1)	22,000,000	23,826,000
8.250%, 01/17/2034(1)	425,000	530,187
6.875%, 11/21/2036(1)	10,225,000	11,479,608
6.875%, 11/10/2039(1)	15,850,000	17,950,125
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023(1)(2)	5,000,000	4,696,875
Valero Energy Corp.:
3.400%, 09/15/2026	17,500,000	16,569,575
6.625%, 06/15/2037	5,000,000	5,978,707
Valero Energy Partners LP,
4.500%, 03/15/2028	20,000,000	19,663,059
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,736,710
4.000%, 06/15/2025	10,000,000	9,835,184
Verizon Communications, Inc.:
4.500%, 08/10/2033	15,710,000	15,213,276
4.400%, 11/01/2034	790,000	736,780
4.272%, 01/15/2036	19,793,000	18,259,018
5.250%, 03/16/2037	18,225,000	18,717,052
4.812%, 03/15/2039	37,955,000	36,700,782
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	9,909,306
Viterra, Inc.,
5.950%, 08/01/2020(1)(2)	7,000,000	7,321,160
Vodafone Group PLC:
7.875%, 02/15/2030(1)	9,793,000	12,254,487
6.150%, 02/27/2037(1)	11,825,000	13,002,497
4.375%, 02/19/2043(1)	5,054,000	4,541,657
Vulcan Materials Co.:
4.500%, 04/01/2025	3,000,000	3,014,812
4.700%, 03/01/2048(2)	500,000	467,184
Wabtec Corp.:
4.375%, 08/15/2023	9,750,000	9,769,112
3.450%, 11/15/2026	27,225,000	25,156,705
Walgreen Co.,
5.250%, 01/15/2019	2,482,000	2,512,952
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,008,737
3.800%, 11/18/2024	10,000,000	9,857,587
3.450%, 06/01/2026	7,000,000	6,524,377
Walmart, Inc.,
4.050%, 06/29/2048	11,975,000	12,058,710
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	4,862,761
Weatherford International Ltd.,
4.500%, 04/15/2022(1)	5,020,000	4,607,758
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	55,505,438
Western Gas Partners LP,
5.375%, 06/01/2021	18,000,000	18,658,549
WestRock MWV LLC:
7.375%, 09/01/2019	6,650,000	6,970,409
9.750%, 06/15/2020	1,060,000	1,175,443
8.200%, 01/15/2030	3,012,000	3,982,632
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	12,467,561
The Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,634,812
3.700%, 01/15/2023	44,375,000	42,932,813
4.550%, 06/24/2024	7,629,000	7,629,000
7.500%, 01/15/2031	120,000	142,722
7.750%, 06/15/2031	3,500,000	4,204,130
5.750%, 06/24/2044	2,500,000	2,584,375
Williams Partners LP:
5.250%, 03/15/2020	2,000,000	2,061,769
6.300%, 04/15/2040	1,590,000	1,776,340
Woodside Finance Ltd.,
3.650%, 03/05/2025(1)(2)	15,125,000	14,739,873
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,160,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023(2)	4,000,000	3,800,000
Xerox Corp.,
3.625%, 03/15/2023	34,975,000	33,558,314
Yara International ASA:
7.875%, 06/11/2019(1)(2)	5,880,000	6,143,149
3.800%, 06/06/2026(1)(2)	20,250,000	19,246,470
Zimmer Biomet Holdings, Inc.,
3.550%, 04/01/2025	5,000,000	4,759,554
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	11,913,914
3.250%, 02/01/2023	24,276,000	23,901,563
4.500%, 11/13/2025	16,275,000	16,841,292
		4,663,545,098	25.9%
Utilities
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,816,904
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,193,764
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	6,949,080
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,048,554
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	7,804,146
Dominion Resources, Inc.:
2.500%, 12/01/2019	5,225,000	5,179,592
5.950%, 06/15/2035	1,880,000	2,163,128
Edison International,
2.950%, 03/15/2023	5,000,000	4,803,387
EDP Finance BV:
4.125%, 01/15/2020(1)(2)	8,816,000	8,888,115
3.625%, 07/15/2024(1)(2)	27,200,000	26,043,510
Enel Finance International NV:
2.875%, 05/25/2022(1)(2)	7,500,000	7,146,203
3.625%, 05/25/2027(1)(2)	27,500,000	25,154,669
3.500%, 04/06/2028(1)(2)	7,000,000	6,290,012
6.800%, 09/15/2037(1)(2)	3,875,000	4,631,053
6.000%, 10/07/2039(1)(2)	631,000	701,261
4.750%, 05/25/2047(1)(2)	42,584,000	40,265,199
Exelon Corp.:
3.950%, 06/15/2025	15,775,000	15,679,947
5.100%, 06/15/2045	5,875,000	6,262,969
Exelon Generation Co. LLC,
5.600%, 06/15/2042	6,100,000	6,160,867
Fortis Inc.,
3.055%, 10/04/2026(1)	14,150,000	12,892,124
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028(1)(2)	5,000,000	4,428,000
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,521,807
Mega Advance Investments Ltd.,
5.000%, 05/12/2021(1)(2)	2,800,000	2,871,637
National Rural Utilities Cooperative Finance Corp.,
2.300%, 11/15/2019	5,000,000	4,964,427
NiSource, Inc.,
3.950%, 03/30/2048	11,775,000	10,889,025
PSEG Power LLC,
3.000%, 06/15/2021	25,027,000	24,747,551
RGS I&M Funding Corp.,
9.820%, 12/07/2022	145,317	166,424
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	7,325,000	6,660,085
The Southern Co.,
2.950%, 07/01/2023	17,400,000	16,784,190
Talent Yield Investments Ltd.,
4.500%, 04/25/2022(1)(2)	6,000,000	6,071,520
		271,179,150	1.5%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018(1)(2)	6,750,000	6,748,535
2.450%, 06/04/2020(1)(2)	13,000,000	12,789,361
7.750%, 05/15/2023(1)(2)	8,000,000	9,041,511
4.750%, 07/28/2025(1)(2)	28,175,000	28,012,149
4.800%, 04/18/2026(1)(2)	18,925,000	18,899,773
AIA Group Ltd.,
3.200%, 03/11/2025(1)(2)	9,000,000	8,643,271
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032(2)	2,000,000	2,585,251
Ally Financial, Inc.:
3.250%, 11/05/2018	8,200,000	8,200,000
8.000%, 12/31/2018	1,218,000	1,240,837
3.750%, 11/18/2019	18,200,000	18,177,250
4.125%, 03/30/2020	10,000,000	10,012,500
5.125%, 09/30/2024	3,000,000	3,052,500
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	3,751,382
4.875%, 06/01/2022	25,651,000	26,864,988
3.750%, 07/10/2025	11,400,000	11,011,594
3.875%, 01/15/2035	15,000,000	13,344,313
6.820%, 11/15/2037	4,173,000	5,103,697
AmSouth Bancorporation,
6.750%, 11/01/2025	860,000	976,624
Anthem, Inc.,
3.350%, 12/01/2024	7,050,000	6,810,705
ANZ New Zealand(Int'l) Ltd.:
2.750%, 02/03/2021(1)(2)	10,000,000	9,824,248
2.125%, 07/28/2021(1)(2)	16,750,000	16,048,105
Aon Corp.,
5.000%, 09/30/2020(1)	150,000	155,213
Aon PLC,
3.875%, 12/15/2025(1)	14,490,000	14,304,658
Assurant, Inc.,
3.589%, 03/26/2021(3 Month LIBOR USD + 1.250%)(4)	12,000,000	12,030,158
Australia & New Zealand Banking Group Ltd.:
1.600%, 07/15/2019(1)	5,000,000	4,932,833
4.500%, 03/19/2024(1)(2)	32,000,000	31,967,985
Banco Santander SA:
3.500%, 04/11/2022(1)	12,000,000	11,705,224
3.848%, 04/12/2023(1)	16,700,000	16,332,471
5.179%, 11/19/2025(1)	11,150,000	11,204,713
Bank of America Corp.:
2.625%, 04/19/2021	17,500,000	17,191,606
2.369%, 07/21/2021(3 Month LIBOR USD + 0.660%)(4)	4,500,000	4,411,324
3.300%, 01/11/2023	22,650,000	22,317,724
3.004%, 12/20/2023(3 Month LIBOR USD + 0.790%)(4)	8,352,000	8,097,573
3.093%, 10/01/2025(3 Month LIBOR USD + 1.090%)(4)	12,000,000	11,426,738
3.248%, 10/21/2027	6,000,000	5,591,822
7.750%, 05/14/2038	725,000	981,778
Bank of Montreal:
1.900%, 08/27/2021(1)	26,450,000	25,296,283
3.803%, 12/15/2032(5 Year Swap Rate USD + 1.432%)(1)(4)	5,000,000	4,631,550
The Bank of Nova Scotia:
2.450%, 09/19/2022(1)	8,225,000	7,891,739
4.500%, 12/16/2025(1)	8,048,000	8,024,442
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020(1)(2)	8,075,000	7,948,453
BanPonce Trust I,
8.327%, 02/01/2027	2,435,000	2,433,792
Barclays PLC:
2.750%, 11/08/2019(1)	7,000,000	6,944,343
3.250%, 01/12/2021(1)	25,000,000	24,641,875
3.684%, 01/10/2023(1)	21,000,000	20,421,674
4.338%, 05/16/2024(3 Month LIBOR USD + 1.356%)(1)(4)	5,000,000	4,938,185
3.650%, 03/16/2025(1)	17,350,000	16,250,565
4.337%, 01/10/2028(1)	10,000,000	9,497,810
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	14,853,463
2.625%, 06/29/2020	13,000,000	12,861,485
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,576,534
BNP Paribas SA:
5.000%, 01/15/2021(1)	5,000,000	5,199,445
3.250%, 03/03/2023(1)	4,000,000	3,957,141
3.375%, 01/09/2025(1)(2)	8,000,000	7,557,461
BNZ International Funding Ltd.:
2.350%, 03/04/2019(1)(2)	14,025,000	13,973,303
2.400%, 02/21/2020(1)(2)	8,000,000	7,885,653
2.750%, 03/02/2021(1)(2)	18,750,000	18,413,007
3.375%, 03/01/2023(1)(2)	24,750,000	24,279,462
BPCE SA:
2.500%, 12/10/2018(1)	5,750,000	5,746,787
5.700%, 10/22/2023(1)(2)	31,200,000	32,582,909
4.625%, 07/11/2024(1)(2)	3,185,000	3,144,885
5.150%, 07/21/2024(1)(2)	37,902,000	38,429,314
4.500%, 03/15/2025(1)(2)	5,500,000	5,361,882
Brighthouse Financial, Inc.,
4.700%, 06/22/2047	7,000,000	5,768,939
Canadian Imperial Bank of Commerce,
1.600%, 09/06/2019(1)	8,475,000	8,350,311
Capital One Bank(USA) NA,
3.375%, 02/15/2023	42,388,000	41,288,551
Capital One Financial Corp.:
2.450%, 04/24/2019	3,975,000	3,962,171
3.050%, 03/09/2022	10,000,000	9,800,711
3.200%, 01/30/2023	5,000,000	4,850,089
3.750%, 07/28/2026	11,960,000	11,113,127
Capital One NA,
1.850%, 09/13/2019	5,000,000	4,929,474
CIT Group, Inc.:
4.125%, 03/09/2021	100,000	99,375
5.000%, 08/01/2023	5,000,000	5,058,000
5.250%, 03/07/2025	100,000	100,750
Citigroup, Inc.:
2.400%, 02/18/2020	8,000,000	7,898,010
2.350%, 08/02/2021	8,125,000	7,848,419
3.142%, 01/24/2023(3 Month LIBOR USD + 0.722%)(4)	10,000,000	9,797,176
2.876%, 07/24/2023(3 Month LIBOR USD + 0.950%)(4)	12,000,000	11,571,410
3.730%, 09/01/2023(3 Month LIBOR USD + 1.430%)(4)	8,000,000	8,164,546
3.700%, 01/12/2026	4,700,000	4,555,477
3.887%, 01/10/2028(3 Month LIBOR USD + 1.563%)(4)	30,000,000	29,056,046
Citizens Bank NA:
2.450%, 12/04/2019	36,000,000	35,669,569
2.550%, 05/13/2021	6,175,000	6,022,166
CNA Financial Corp.:
5.875%, 08/15/2020	6,839,000	7,180,553
5.750%, 08/15/2021	9,177,000	9,733,744
7.250%, 11/15/2023	12,400,000	14,185,175
4.500%, 03/01/2026	21,125,000	21,545,341
3.450%, 08/15/2027	9,000,000	8,369,484
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	4,993,750
5.250%, 05/30/2025	18,640,000	18,500,200
Comerica Bank,
4.000%, 07/27/2025	21,425,000	21,266,344
Commonwealth Bank of Australia:
5.000%, 10/15/2019(1)(2)	5,900,000	6,052,028
4.500%, 12/09/2025(1)(2)	19,000,000	18,856,583
Compass Bank:
2.750%, 09/29/2019	38,994,000	38,780,129
2.875%, 06/29/2022	15,700,000	15,156,326
3.875%, 04/10/2025	28,230,000	27,226,144
Cooperatieve Rabobank UA:
3.875%, 02/08/2022(1)	4,150,000	4,208,686
4.625%, 12/01/2023(1)	7,229,000	7,281,573
3.750%, 07/21/2026(1)	23,000,000	21,531,085
Credit Agricole SA:
3.375%, 01/10/2022(1)(2)	23,225,000	22,738,451
3.750%, 04/24/2023(1)(2)	8,375,000	8,205,387
3.250%, 10/04/2024(1)(2)	8,575,000	8,075,019
4.375%, 03/17/2025(1)(2)	23,403,000	22,577,295
Credit Suisse AG,
5.300%, 08/13/2019(1)	7,166,000	7,348,147
Credit Suisse Group AG:
3.574%, 01/09/2023(1)(2)	9,000,000	8,815,785
4.207%, 06/12/2024(3 Month LIBOR USD + 1.240%)(1)(2)(4)	6,000,000	6,004,366
4.282%, 01/09/2028(1)(2)	15,000,000	14,591,194
3.869%, 01/12/2029(3 Month LIBOR USD + 1.410%)(1)(2)(4)	10,850,000	10,202,563
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023(1)	21,100,000	20,826,255
3.750%, 03/26/2025(1)	15,000,000	14,426,541
4.550%, 04/17/2026(1)	5,000,000	4,999,609
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022(1)(2)	13,775,000	13,492,495
Deutsche Bank AG:
2.700%, 07/13/2020(1)	5,000,000	4,862,748
2.950%, 08/20/2020(1)	8,625,000	8,386,311
3.150%, 01/22/2021(1)	12,000,000	11,613,296
3.375%, 05/12/2021(1)	5,450,000	5,271,413
4.250%, 10/14/2021(1)	29,900,000	29,477,513
3.300%, 11/16/2022(1)	17,625,000	16,512,363
3.950%, 02/27/2023(1)	3,000,000	2,880,605
Digital Realty Trust LP,
4.450%, 07/15/2028	7,000,000	7,021,852
Discover Bank:
8.700%, 11/18/2019	3,237,000	3,450,693
3.100%, 06/04/2020	12,000,000	11,938,320
3.350%, 02/06/2023	7,000,000	6,821,480
Discover Financial Services:
3.950%, 11/06/2024	25,000,000	24,396,175
4.100%, 02/09/2027	4,600,000	4,412,242
Fifth Third Bancorp,
2.875%, 07/27/2020	9,250,000	9,197,953
First Horizon National Corp.,
3.500%, 12/15/2020	29,022,000	29,118,983
First Republic Bank,
4.625%, 02/13/2047	1,850,000	1,826,395
First Tennessee Bank NA,
2.950%, 12/01/2019	12,000,000	11,944,535
FMR LLC:
4.950%, 02/01/2033(2)	4,235,000	4,575,828
6.500%, 12/14/2040(2)	1,820,000	2,275,819
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020(1)	24,200,000	23,655,031
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	142,587
The Goldman Sachs Group, Inc.:
7.500%, 02/15/2019	1,825,000	1,875,412
2.550%, 10/23/2019	4,000,000	3,975,494
2.300%, 12/13/2019	12,450,000	12,320,167
5.250%, 07/27/2021	1,100,000	1,156,023
2.350%, 11/15/2021	10,000,000	9,616,910
5.750%, 01/24/2022	15,100,000	16,159,485
3.919%, 11/29/2023(3 Month LIBOR USD + 1.600%)(4)	10,000,000	10,330,093
3.500%, 01/23/2025	9,400,000	9,077,394
3.272%, 09/29/2025(3 Month LIBOR USD + 1.201%)(4)	24,000,000	22,788,550
3.814%, 04/23/2029(3 Month LIBOR USD + 1.158%)(4)	17,425,000	16,573,574
4.223%, 05/01/2029(3 Month LIBOR USD + 1.301%)(4)	15,050,000	14,822,898
6.750%, 10/01/2037	300,000	356,053
The Guardian Life Insurance Co. of America:
4.875%, 06/19/2064(2)	11,215,000	11,260,538
4.850%, 01/24/2077(2)	10,066,000	9,812,559
The Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	6,097,000	6,434,258
High Street Funding Trust I,
4.111%, 02/15/2028(2)	9,000,000	8,834,670
High Street Funding Trust II,
4.682%, 02/15/2048(2)	7,000,000	6,961,990
Highmark, Inc.,
4.750%, 05/15/2021(2)	7,800,000	7,961,351
HSBC Holdings PLC:
3.400%, 03/08/2021(1)	9,100,000	9,096,721
2.650%, 01/05/2022(1)	4,000,000	3,872,926
3.262%, 03/13/2023(3 Month LIBOR USD + 1.055%)(1)(4)	30,996,000	30,361,276
3.600%, 05/25/2023(1)	6,000,000	5,941,182
3.950%, 05/18/2024(3 Month LIBOR USD + 0.987%)(1)(4)	9,000,000	8,967,778
4.583%, 06/19/2029(3 Month LIBOR USD + 1.535%)(1)(4)	17,125,000	17,296,835
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,717,881
Humana, Inc.,
8.150%, 06/15/2038(3)	8,983,000	12,725,465
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	17,225,000	17,128,538
2.300%, 01/14/2022	15,225,000	14,620,773
The Huntington National Bank:
2.200%, 11/06/2018	5,000,000	4,993,278
2.875%, 08/20/2020	12,275,000	12,204,890
ING Bank NV:
2.050%, 08/17/2018(1)(2)	4,125,000	4,122,470
2.450%, 03/16/2020(1)(2)	9,500,000	9,373,855
2.750%, 03/22/2021(1)(2)	9,175,000	9,012,570
5.800%, 09/25/2023(1)(2)	39,680,000	42,046,205
ING Groep NV,
3.150%, 03/29/2022(1)	4,000,000	3,924,936
Invesco Finance PLC,
3.125%, 11/30/2022(1)	5,500,000	5,411,373
Jackson National Life Global Funding,
3.250%, 01/30/2024(2)	10,000,000	9,803,464
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,078,997
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.850%, 01/15/2027	15,750,000	15,287,090
4.150%, 01/23/2030	30,200,000	26,649,036
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(2)	17,115,000	19,991,823
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,650,000	3,603,050
4.250%, 10/15/2020	8,300,000	8,485,070
2.295%, 08/15/2021	22,000,000	21,254,450
4.350%, 08/15/2021	2,400,000	2,468,124
4.500%, 01/24/2022	4,400,000	4,551,413
3.200%, 01/25/2023	5,350,000	5,254,266
3.589%, 10/24/2023(3 Month LIBOR USD + 1.230%)(4)	10,000,000	10,180,243
3.559%, 04/23/2024(3 Month LIBOR USD + 0.730%)(4)	15,575,000	15,429,072
3.125%, 01/23/2025	21,850,000	20,895,350
KEB Hana Bank,
1.750%, 10/18/2019(1)(2)	16,750,000	16,424,313
KeyBank NA:
2.250%, 03/16/2020	9,425,000	9,299,784
3.400%, 05/20/2026	21,575,000	20,535,965
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,061,955
LeasePlan Corp. NV,
2.875%, 01/22/2019(1)(2)	5,400,000	5,390,980
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035(2)	750,000	895,755
10.750%, 06/15/2088(3 Month LIBOR USD + 7.120%)(2)(4)	900,000	1,341,000
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097(2)	375,000	519,705
Life Storage LP,
3.875%, 12/15/2027	2,575,000	2,436,924
Lincoln National Corp.,
4.399%, 04/20/2067(3 Month LIBOR USD + 2.040%)(4)	930,000	864,900
Lloyds Bank PLC,
5.800%, 01/13/2020(1)(2)	6,350,000	6,590,337
Lloyds Banking Group PLC:
2.907%, 11/07/2023(3 Month LIBOR USD + 0.810%)(1)(4)	9,400,000	8,953,109
3.750%, 01/11/2027(1)	7,800,000	7,372,959
4.375%, 03/22/2028(1)	15,000,000	14,797,770
3.574%, 11/07/2028(3 Month LIBOR USD + 1.205%)(1)(4)	21,550,000	19,882,680
Macquarie Bank Ltd.:
2.400%, 01/21/2020(1)(2)	17,750,000	17,519,010
4.875%, 06/10/2025(1)(2)	7,800,000	7,773,982
Macquarie Group Ltd.:
7.625%, 08/13/2019(1)(2)	2,467,000	2,582,257
3.189%, 11/28/2023(3 Month LIBOR USD + 1.023%)(1)(2)(4)	31,650,000	30,198,531
4.150%, 03/27/2024(3 Month LIBOR USD + 1.330%)(1)(2)(4)	21,000,000	20,900,658
Manufacturers & Traders Trust Co.:
2.100%, 02/06/2020	8,000,000	7,874,177
3.317%, 12/28/2020(1 Month LIBOR USD + 1.215%)(4)	9,483,000	9,500,822
Manulife Financial Corp.:
4.900%, 09/17/2020(1)	3,234,000	3,332,978
4.150%, 03/04/2026(1)	16,375,000	16,346,202
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,039,769
3.300%, 03/14/2023	6,875,000	6,795,685
3.750%, 03/14/2026	9,225,000	9,134,746
5.875%, 08/01/2033	3,729,000	4,393,129
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023(2)	3,184,000	3,652,201
8.875%, 06/01/2039(2)	11,851,000	18,551,181
4.900%, 04/01/2077(2)	8,000,000	7,888,914
MBIA Insurance Corp.,
13.608%, 01/15/2033(3 Month LIBOR USD + 11.260%)(2)(4)(7)	700,000	357,000
MetLife Capital Trust IV,
7.875%, 12/15/2067(2)(3)	900,000	1,115,928
MetLife, Inc.:
4.875%, 11/13/2043	3,375,000	3,561,941
4.050%, 03/01/2045	9,025,000	8,381,906
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021(1)	5,749,000	5,686,945
2.190%, 09/13/2021(1)	20,000,000	19,204,172
3.455%, 03/02/2023(1)	15,000,000	14,870,977
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019(1)(2)	10,000,000	9,916,609
Mizuho Bank Ltd.:
2.650%, 09/25/2019(1)(2)	5,000,000	4,973,850
2.400%, 03/26/2020(1)(2)	20,000,000	19,708,009
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022(1)	9,750,000	9,516,007
2.601%, 09/11/2022(1)	5,000,000	4,792,068
3.170%, 09/11/2027(1)	24,650,000	23,087,546
Morgan Stanley:
7.300%, 05/13/2019	4,675,000	4,845,719
2.375%, 07/23/2019	2,000,000	1,988,336
5.625%, 09/23/2019	10,225,000	10,536,396
2.650%, 01/27/2020	7,000,000	6,949,167
3.125%, 01/23/2023	15,000,000	14,636,011
3.750%, 02/25/2023	1,000,000	1,001,134
3.759%, 10/24/2023(3 Month LIBOR USD + 1.400%)(4)	10,000,000	10,228,840
3.700%, 10/23/2024	5,000,000	4,936,231
4.000%, 07/23/2025	2,500,000	2,492,397
3.875%, 01/27/2026	7,000,000	6,890,492
3.125%, 07/27/2026	13,175,000	12,255,718
3.591%, 07/22/2028(3 Month LIBOR USD + 1.340%)(4)	15,350,000	14,589,362
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	6,895,926
3.500%, 06/18/2022	1,150,000	1,146,941
Nationwide Building Society:
3.766%, 03/08/2024(3 Month LIBOR USD + 1.064%)(1)(2)(4)	14,500,000	14,198,638
3.900%, 07/21/2025(1)(2)	8,100,000	8,025,267
4.000%, 09/14/2026(1)(2)	53,541,000	50,007,534
4.302%, 03/08/2029(3 Month LIBOR USD + 1.452%)(1)(2)(4)	1,100,000	1,059,104
4.125%, 10/18/2032(5 Year Mid Swap Rate USD + 1.849%)(1)(2)(4)	8,000,000	7,327,061
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021(2)	14,788,000	15,418,179
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033(2)	3,600,000	4,860,690
9.375%, 08/15/2039(2)	20,434,000	31,995,839
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024(2)	3,200,000	3,816,221
New York Life Insurance Co.,
6.750%, 11/15/2039(2)	25,105,000	33,293,428
Nippon Life Insurance Co.,
5.000%, 10/18/2042(3 Month LIBOR USD + 4.240%)(1)(2)(4)	2,000,000	2,041,660
Nomura Holdings, Inc.:
2.750%, 03/19/2019(1)	11,393,000	11,389,331
6.700%, 03/04/2020(1)	2,525,000	2,661,857
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	16,000,000	15,567,485
Popular, Inc.,
7.000%, 07/01/2019(1)	1,000,000	1,015,000
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,204,496
3.125%, 05/15/2023	3,675,000	3,590,806
Principal Life Global Funding II,
2.200%, 04/08/2020(2)	8,000,000	7,873,837
Protective Life Corp.,
7.375%, 10/15/2019	5,360,000	5,642,784
Protective Life Global Funding,
2.700%, 11/25/2020(2)	10,725,000	10,581,432
Prudential Financial, Inc.,
3.878%, 03/27/2028	11,275,000	11,144,077
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	21,011,000	26,188,062
Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	15,284,516
Realty Income Corp.,
3.875%, 04/15/2025	10,000,000	9,859,384
Regions Financial Corp.:
3.200%, 02/08/2021	30,725,000	30,565,899
2.750%, 08/14/2022	12,000,000	11,572,085
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020(2)	14,000,000	13,853,155
2.375%, 05/04/2020(2)	23,750,000	23,319,011
3.050%, 01/20/2021(2)	10,954,000	10,826,917
Royal Bank of Canada,
4.650%, 01/27/2026(1)	29,930,000	30,364,933
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023(3 Month LIBOR USD + 1.480%)(1)(4)	62,335,000	60,384,409
4.519%, 06/25/2024(3 Month LIBOR USD + 1.550%)(1)(4)	17,475,000	17,487,526
4.892%, 05/18/2029(3 Month LIBOR USD + 1.754%)(1)(4)	4,250,000	4,231,084
Santander Holdings USA, Inc.,
3.400%, 01/18/2023	5,750,000	5,551,710
Santander UK Group Holdings PLC:
2.875%, 08/05/2021(1)	9,375,000	9,081,581
3.823%, 11/03/2028(3 Month LIBOR USD + 1.400%)(1)(4)	6,000,000	5,508,691
Santander UK PLC:
5.000%, 11/07/2023(1)(2)	28,200,000	28,628,273
4.000%, 03/13/2024(1)	7,700,000	7,717,770
Societe Generale SA:
5.200%, 04/15/2021(1)(2)	10,100,000	10,573,117
3.250%, 01/12/2022(1)(2)	20,000,000	19,516,395
5.000%, 01/17/2024(1)(2)	13,000,000	13,043,613
4.250%, 04/14/2025(1)(2)	17,100,000	16,415,131
Standard Chartered PLC:
2.100%, 08/19/2019(1)(2)	18,685,000	18,431,623
2.250%, 04/17/2020(1)(2)	7,000,000	6,847,918
3.050%, 01/15/2021(1)(2)	14,000,000	13,795,152
3.885%, 03/15/2024(3 Month LIBOR USD + 1.080%)(1)(2)(4)	9,800,000	9,622,589
5.700%, 03/26/2044(1)(2)	14,000,000	14,613,479
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,007,768
4.250%, 07/18/2024	19,615,000	19,543,164
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018(1)	4,000,000	3,999,020
2.250%, 07/11/2019(1)	12,050,000	11,947,258
2.450%, 01/16/2020(1)	12,450,000	12,308,141
3.000%, 01/18/2023(1)	2,500,000	2,435,350
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022(1)	13,325,000	12,899,636
3.102%, 01/17/2023(1)	16,125,000	15,755,580
SunTrust Banks, Inc.:
2.900%, 03/03/2021	15,125,000	14,939,878
2.750%, 05/01/2023	6,345,000	6,128,379
3.300%, 05/15/2026	28,734,000	27,126,170
Swedbank AB,
2.650%, 03/10/2021(1)(2)	7,025,000	6,899,800
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	16,807,547
4.250%, 08/15/2024	33,325,000	32,668,940
4.500%, 07/23/2025	12,420,000	12,197,810
3.700%, 08/04/2026	5,388,000	4,949,745
3.950%, 12/01/2027	18,000,000	16,605,141
Synovus Financial Corp.,
3.125%, 11/01/2022	15,000,000	14,325,000
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,035,194
Torchmark Corp.,
3.800%, 09/15/2022	1,275,000	1,281,228
Trinity Acquisition PLC:
4.400%, 03/15/2026(1)	15,776,000	15,621,304
6.125%, 08/15/2043(1)	14,325,000	16,653,984
UBS Group Funding Switzerland AG:
3.775%, 09/24/2020(3 Month LIBOR USD + 1.440%)(1)(2)(4)	26,350,000	26,908,974
2.650%, 02/01/2022(1)(2)	10,000,000	9,633,966
3.491%, 05/23/2023(1)(2)	24,075,000	23,536,067
2.859%, 08/15/2023(3 Month LIBOR USD + 0.954%)(1)(2)(4)	17,700,000	16,940,945
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	12,804,817
Voya Financial, Inc.:
5.500%, 07/15/2022	23,194,000	24,724,629
3.650%, 06/15/2026	7,102,000	6,717,933
Wells Fargo & Co.:
2.150%, 01/30/2020	7,000,000	6,901,795
2.500%, 03/04/2021	15,950,000	15,594,048
3.069%, 01/24/2023	12,000,000	11,669,229
3.589%, 10/31/2023(3 Month LIBOR USD + 1.230%)(4)	10,000,000	10,202,487
3.000%, 02/19/2025	5,225,000	4,928,469
3.000%, 04/22/2026	4,000,000	3,708,186
Westpac Banking Corp.:
1.600%, 08/19/2019(1)	15,000,000	14,788,380
4.875%, 11/19/2019(1)	636,000	652,096
2.100%, 05/13/2021(1)	13,300,000	12,833,590
4.322%, 11/23/2031(5 Year Mid Swap Rate USD + 2.236%)(1)(4)	10,000,000	9,635,091
Willis North America, Inc.,
7.000%, 09/29/2019	16,003,000	16,700,386
Willis Towers Watson PLC,
5.750%, 03/15/2021(1)	20,329,000	21,431,739
		3,844,324,005	21.4%
Total Corporate Bonds		8,779,048,253	48.8%

Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	644,575
California Housing Finance Agency,
2.794%, 08/01/2036	15,780,000	15,383,922
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,802,559
7.155%, 03/01/2027	1,700,000	2,009,485
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,561,245
Camden County Improvement Authority,
7.747%, 07/01/2034	1,100,000	1,191,432
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,672,455
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,500,000	7,774,500
City of Williston ND,
3.100%, 07/15/2025	2,060,000	2,058,311
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,445,825
Hillsborough City School District:
–%, 09/01/2036	10,000,000	4,468,200
–%, 09/01/2042	10,000,000	3,352,900
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023	1,815,000	1,846,545
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,425,000	1,418,944
3.750%, 07/01/2034	3,790,000	3,803,151
North Carolina Housing Finance Agency:
2.870%, 07/01/2032	3,915,000	3,813,601
2.812%, 07/01/2035	4,880,000	4,752,925
North East Texas Independent School District,
5.240%, 08/01/2027	3,000,000	3,434,970
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039	2,650,000	2,605,639
State of Illinois,
6.200%, 07/01/2021	15,910,000	16,434,712
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,169,708
Three Rivers Local School District,
5.209%, 09/15/2027	1,350,000	1,406,889
Town of Davie FL,
6.599%, 10/01/2030	1,000,000	1,076,390
West Allis West Milwaukee School District,
4.000%, 04/01/2020	15,885,000	15,890,560
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,244,609
Westlake City School District,
5.227%, 12/01/2026	1,160,000	1,167,737
		109,431,789	0.6%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-94, Class G, 7.500%, 12/25/2019	814	830
Series 1990-15, Class J, 7.000%, 02/25/2020	454	455
Series 1991-21, Class J, 7.000%, 03/25/2021	659	676
Series 1991-43, Class J, 7.000%, 05/25/2021	17,172	17,701
Series 1991-65, Class Z, 6.500%, 06/25/2021	10,967	11,311
Series 1992-129, Class L, 6.000%, 07/25/2022	32,737	34,026
Series 1993-32, Class H, 6.000%, 03/25/2023	9,784	10,203
Series 1993-58, Class H, 5.500%, 04/25/2023	42,020	43,364
Series 2004-90, Class LH, 5.000%, 04/25/2034	263,598	265,151
Federal Gold Loan Mortgage Corp.(FGLMC):
5.000%, 12/01/2020	13,056	13,286
5.000%, 05/01/2021	22,951	23,212
6.000%, 06/01/2021	6,142	6,340
3.000%, 05/01/2027	5,653,127	5,655,166
6.500%, 12/01/2028	15,635	17,405
6.500%, 06/01/2029	6,997	7,789
3.000%, 10/01/2030	39,836,163	39,636,197
3.000%, 02/01/2032	58,799,521	58,427,283
3.500%, 05/01/2032	28,577,406	28,989,722
3.500%, 01/01/2034	28,916,377	29,333,795
5.000%, 03/01/2036	5,531,817	5,903,014
5.500%, 04/01/2037	123,205	133,150
5.500%, 04/01/2038	75,283	81,442
5.500%, 05/01/2038	123,613	133,547
5.500%, 01/01/2039	19,813,758	21,493,176
4.500%, 11/01/2039	2,549,953	2,681,596
4.500%, 11/01/2039	746,891	785,287
4.500%, 08/01/2040	2,530,199	2,661,051
4.500%, 08/01/2040	3,700,382	3,891,744
4.000%, 10/01/2040	24,671,177	25,362,202
4.000%, 01/01/2041	17,348,996	17,835,568
3.500%, 06/01/2042	4,795,830	4,810,282
3.500%, 06/01/2042	7,124,843	7,146,296
3.500%, 07/01/2042	27,864,684	27,948,909
3.500%, 07/01/2042	41,339,524	41,464,389
3.000%, 08/01/2042	22,742,450	22,229,465
3.500%, 09/01/2042	15,717,608	15,765,021
3.000%, 11/01/2042	55,005,522	53,765,621
3.500%, 12/01/2042	24,595,650	24,669,843
3.000%, 01/01/2043	41,129,980	40,160,665
3.000%, 02/01/2043	7,466,562	7,291,206
3.500%, 02/01/2043	16,434,238	16,483,889
3.000%, 03/01/2043	17,423,671	17,012,749
3.000%, 04/01/2043	13,738,881	13,416,618
3.000%, 04/01/2043	14,164,335	13,828,421
3.000%, 06/01/2043	12,480,939	12,182,615
3.000%, 08/01/2043	28,342,601	27,665,925
3.500%, 05/01/2044	13,876,628	13,918,532
3.500%, 08/01/2044	29,082,833	29,131,685
3.500%, 08/01/2044	34,520,479	34,612,022
4.000%, 09/01/2044	15,856,494	16,228,250
4.000%, 10/01/2044	23,705,495	24,325,938
3.500%, 01/01/2045	26,174,235	26,253,325
4.000%, 02/01/2045	16,783,551	17,176,698
3.500%, 06/01/2045	30,185,882	30,197,647
3.000%, 10/01/2045	38,494,811	37,578,780
4.000%, 10/01/2045	25,609,476	26,207,809
3.500%, 12/01/2045	28,796,406	28,767,487
3.500%, 01/01/2046	61,709,918	61,647,939
3.500%, 03/01/2046	7,832,970	7,836,023
3.500%, 08/01/2046	91,962,821	92,104,321
4.000%, 08/01/2046	15,863,298	16,248,307
3.000%, 10/01/2046	79,700,462	77,369,735
3.000%, 10/01/2046	45,479,042	44,184,406
4.000%, 01/01/2047	41,297,806	42,359,352
3.000%, 05/01/2047	86,898,103	84,355,518
3.500%, 08/01/2047	28,713,948	28,691,781
Federal Home Loan Mortgage Corp.(FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	1,094	1,135
Series 136, Class E, 6.000%, 04/15/2021	1,285	1,304
Series 1122, Class G, 7.000%, 08/15/2021	3,010	3,136
Series 1186, Class I, 7.000%, 12/15/2021	5,907	6,196
Federal National Mortgage Association(FNMA):
5.000%, 11/01/2021	37,558	38,196
3.000%, 04/01/2027	10,511,424	10,513,005
3.500%, 07/01/2027	37,851,257	38,411,246
2.500%, 12/01/2027	16,096,150	15,771,868
5.000%, 05/01/2028	41,187	43,667
3.500%, 07/01/2028	27,462,176	27,808,259
6.500%, 09/01/2028	10,747	11,846
6.500%, 02/01/2029	25,143	27,715
4.500%, 07/01/2030	4,753,334	4,968,176
3.000%, 08/01/2030	31,339,046	31,266,683
4.000%, 11/01/2031	20,823,108	21,545,401
3.500%, 01/01/2032	50,162,118	50,910,592
5.500%, 01/01/2032	10,748	11,633
2.500%, 07/01/2032	17,723,419	17,278,262
5.000%, 09/01/2033	14,131,616	15,136,440
4.500%, 10/01/2033	26,216,157	27,442,330
4.000%, 01/01/2034	14,624,664	15,129,918
5.500%, 04/01/2034	800,605	870,978
4.000%, 09/01/2034	21,115,890	21,848,672
5.500%, 09/01/2034	35,969	39,091
5.000%, 02/01/2035	19,837,370	21,244,022
5.000%, 02/01/2035	13,706,690	14,679,910
5.500%, 02/01/2035	31,612	34,341
5.000%, 04/01/2035	1,435,822	1,537,532
5.000%, 07/01/2035	4,117,600	4,409,139
5.000%, 02/01/2036	2,530,649	2,710,583
5.000%, 03/01/2036	1,152,885	1,234,930
5.500%, 04/01/2036	3,829,431	4,155,846
4.000%, 05/01/2037	77,796,166	80,198,588
6.000%, 05/01/2038	6,117,983	6,688,318
4.000%, 06/01/2039	12,872,640	13,218,439
5.000%, 06/01/2039	17,991,638	19,264,904
4.500%, 01/01/2040	3,961,786	4,148,552
4.500%, 01/01/2040	9,055,234	9,521,940
5.000%, 06/01/2040	15,042,461	16,132,845
4.000%, 08/01/2040	1,205,599	1,238,100
4.500%, 08/01/2040	14,236,878	14,978,180
4.500%, 08/01/2040	5,305,149	5,581,429
4.000%, 10/01/2040	2,123,624	2,181,079
4.000%, 11/01/2040	21,960,462	22,554,380
4.000%, 12/01/2040	4,407,227	4,544,594
3.500%, 01/01/2041	2,281,147	2,289,255
4.000%, 01/01/2041	4,585,576	4,709,576
3.500%, 02/01/2041	2,650,208	2,659,629
4.000%, 02/01/2041	451,000	463,461
3.500%, 03/01/2041	18,099,637	18,163,985
4.000%, 03/01/2041	8,114,396	8,333,923
4.500%, 07/01/2041	6,269,052	6,589,664
3.500%, 09/01/2041	37,310,922	37,443,590
4.000%, 09/01/2041	3,755,809	3,857,345
3.500%, 11/01/2041	20,282,896	20,354,723
3.500%, 12/01/2041	3,538,013	3,550,563
4.000%, 12/01/2041	16,561,656	17,010,232
4.000%, 01/01/2042	31,101,603	31,943,293
4.500%, 01/01/2042	12,445,746	13,089,219
4.000%, 02/01/2042	27,568,035	28,314,479
3.000%, 05/01/2042	4,090,630	4,000,977
3.500%, 05/01/2042	20,414,858	20,499,599
3.500%, 06/01/2042	7,825,959	7,853,722
3.500%, 08/01/2042	12,416,266	12,458,185
3.500%, 09/01/2042	20,429,734	20,491,105
3.000%, 03/01/2043	7,670,960	7,495,403
3.000%, 04/01/2043	2,273,119	2,221,043
3.000%, 05/01/2043	30,564,115	29,860,472
3.500%, 05/01/2043	19,257,160	19,283,893
3.000%, 06/01/2043	31,621,793	30,890,810
3.000%, 07/01/2043	25,589,112	25,010,908
4.000%, 07/01/2043	35,576,123	36,536,758
3.000%, 08/01/2043	9,198,196	8,986,320
3.500%, 09/01/2043	43,983,176	44,138,955
4.500%, 09/01/2043	8,672,591	9,123,706
4.000%, 01/01/2045	17,874,170	18,310,049
3.500%, 02/01/2045	58,821,245	59,007,227
4.000%, 02/01/2045	25,057,766	25,718,890
4.000%, 02/01/2045	17,923,735	18,408,990
4.000%, 02/01/2045	9,013,753	9,257,668
4.000%, 03/01/2045	12,948,291	13,290,032
4.000%, 11/01/2045	61,528,468	62,770,696
3.500%, 12/01/2045	46,075,480	45,996,711
4.500%, 02/01/2046	37,143,863	39,072,720
4.500%, 08/01/2046	39,597,268	41,443,230
3.000%, 10/01/2046	32,195,363	31,299,234
3.500%, 11/01/2046	38,003,130	37,938,164
4.000%, 11/01/2047	21,691,545	22,144,932
Government National Mortgage Association(GNMA):
6.000%, 12/20/2028	19,339	21,188
6.500%, 01/20/2029	10,235	11,518
6.000%, 11/20/2033	13,944	15,399
5.000%, 07/20/2040	743,295	799,647
4.000%, 08/20/2041	6,733,746	6,963,108
3.500%, 10/20/2041	12,229,080	12,374,672
4.000%, 12/20/2041	8,765,075	9,064,312
4.000%, 02/20/2042	17,032,030	17,613,684
4.000%, 06/20/2042	14,414,680	14,901,651
3.500%, 09/20/2042	9,449,790	9,562,303
3.000%, 04/20/2045	19,783,079	19,542,460
3.500%, 04/20/2045	27,967,838	28,145,787
4.000%, 05/20/2045	21,783,226	22,542,253
3.500%, 06/20/2045	26,424,724	26,592,857
3.500%, 10/20/2045	87,562,716	88,119,887
4.500%, 01/20/2046	21,044,559	22,148,313
3.000%, 06/20/2046	15,747,913	15,459,255
3.000%, 08/20/2046	56,989,703	55,946,408
4.500%, 06/20/2047	39,778,621	41,362,087
4.500%, 07/20/2047	20,688,229	21,511,077
		3,192,817,760	17.7%
Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 2.241%, 09/25/2036(1 Month LIBOR USD + 0.150%)(4)	7,889,607	7,688,212
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 2.411%, 12/25/2035(1 Month LIBOR USD + 0.320%)(4)	6,986,598	6,978,155
Series 2007-1, Class A3, 2.221%, 02/25/2037(1 Month LIBOR USD + 0.130%)(4)	2,832,682	2,822,121
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 2.241%, 04/25/2036(1 Month LIBOR USD + 0.150%)(4)	6,950,927	6,915,078
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	517,492	512,447
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020(6)	159,533	159,812
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021(2)(6)	7,463	7,320
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021(6)	226,814	222,741
Series 2006-J5, Class 3A1, 4.329%, 07/25/2021(3)	28,628	27,589
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022(6)	145,587	146,129
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025(6)	6,885,739	6,912,342
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	5,363,697	5,530,921
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035(6)	16,936,126	16,396,119
Series 2005-29CB, Class A1, 5.500%, 07/25/2035(6)	3,359,761	3,063,707
Series 2005-49CB, Class A5, 5.500%, 11/25/2035(6)	3,207,240	3,001,624
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036(6)	440,989	437,663
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036(6)	3,903,812	3,743,935
Series 2006-28CB, Class A17, 6.000%, 10/25/2036(6)	559,364	455,174
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	1,183	1,173
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 2.326%, 01/25/2036(1 Month LIBOR USD + 0.235%)(4)	42,586,917	42,241,955
Arroyo Mortgage Trust,
Series 2018-1, Class A1, 3.763%, 04/25/2048(2)(4)	6,808,355	6,796,862
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE3, Class A4, 2.261%, 03/25/2036(1 Month LIBOR USD + 0.170%)(4)	797,100	792,082
Series 2006-HE2, Class A1, 2.281%, 03/25/2036(1 Month LIBOR USD + 0.190%)(4)	19,821,745	19,711,624
Series 2006-HE6, Class A4, 2.251%, 11/25/2036(1 Month LIBOR USD + 0.160%)(4)	772,163	759,740
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	909,480	908,018
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	8,669	8,708
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	213,465	211,992
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	143,593	142,253
Series 2005-8, Class 5A1, 5.500%, 09/25/2020(6)	38,832	37,467
Series 2007-1, Class 1A1, 5.627%, 04/25/2022(4)(6)	264,586	263,525
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	2,533,016	2,581,721
Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	12,664,348	13,297,104
Series 2004-11, Class 1CB1, 6.000%, 12/25/2034	13,197,628	13,722,231
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035(6)	940,883	934,059
Series 2005-6, Class CB7, 5.250%, 07/25/2035(6)	3,193,205	3,169,727
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035(6)	44,154	43,947
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035(6)	6,827,763	6,693,352
Series 2006-5, Class CB7, 6.000%, 06/25/2046(6)	253,115	232,671
Banc of America Funding Trust:
Series 2005-C, Class A1, 2.324%, 05/20/2035(1 Month LIBOR USD + 0.240%)(4)	7,414,107	7,326,760
Series 2007-C, Class 1A3, 3.742%, 05/20/2036(3)(6)	3,115,671	2,997,065
Series 2006-G, Class 1A1, 2.274%, 07/20/2036(1 Month LIBOR USD + 0.190%)(4)	37,914,170	37,318,811
Series 2007-C, Class 7A5, 2.384%, 05/20/2047(1 Month LIBOR USD + 0.300%)(4)(6)	3,385,292	3,109,589
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037(8)	243,935	249,119
Series 2007-B, Class 1A2, 6.831%, 08/28/2037(3)(8)	115,930	110,283
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 3.520%, 10/25/2035(1 Year CMT Rate + 2.300%)(4)	1,044,714	1,056,350
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2, 3.051%, 04/25/2035(1 Month LIBOR USD + 0.960%)(4)	4,888,758	4,899,127
Series 2007-HE5, Class 1A2, 2.271%, 11/25/2035(1 Month LIBOR USD + 0.180%)(4)	5,176,506	5,174,515
Series 2006-HE8, Class 21A2, 2.261%, 07/25/2036(1 Month LIBOR USD + 0.170%)(4)	6,830,695	6,800,114
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 2.411%, 05/25/2037(1 Month LIBOR USD + 0.320%)(4)	7,681,913	7,667,669
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 2.871%, 02/26/2035(1 Month LIBOR USD + 0.780%)(4)	4,314,773	4,320,470
Series 2005-FRE1, Class A6, 2.471%, 07/25/2035(1 Month LIBOR USD + 0.380%)(4)	4,830,475	4,815,642
Series 2006-OPT1, Class A3, 2.271%, 12/25/2035(1 Month LIBOR USD + 0.180%)(4)	2,991,561	2,986,533
Series 2006-NC1, Class A3, 2.301%, 01/25/2036(1 Month LIBOR USD + 0.210%)(4)	1,263,768	1,263,026
Series 2007-HE1, Class A2, 2.241%, 06/25/2037(1 Month LIBOR USD + 0.150%)(4)	1,711,536	1,697,042
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.602%, 01/25/2036(3)	1,098,727	1,032,200
Series 2006-A1, Class 2A3, 3.779%, 09/25/2036(3)	846,638	799,985
Series 2007-A1, Class 3A1, 3.841%, 02/25/2037(3)	3,981,396	3,991,291
Series 2007-A1, Class 2A3, 4.260%, 02/25/2037(3)	2,180,854	2,211,193
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	625,876	604,633
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	5,835,986	5,927,613
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	1,315,706	1,284,831
Citicorp Residential Mortgage Trust:
Series 2006-2, Class A4, 5.489%, 09/25/2036(3)(8)	316,764	316,253
Series 2006-3, Class A4, 5.351%, 11/25/2036(3)(8)	1,007,240	1,013,883
Series 2007-1, Class A6, 5.453%, 03/25/2037(3)(8)	52,527	54,302
Series 2007-2, Class A4, 5.190%, 06/25/2037(3)(8)	23,372,950	23,608,636
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.500%, 02/25/2058(2)(4)	24,065,082	24,003,733
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 4.280%, 10/25/2035(1 Year CMT Rate + 2.400%)(4)	16,103,122	16,264,653
Series 2005-9, Class 22A2, 6.000%, 10/25/2035(6)	4,314,768	4,391,230
Series 2005-9, Class 2A2, 5.500%, 11/25/2035(6)	205,665	206,132
Series 2007-AMC4, Class A2C, 2.261%, 05/25/2037(1 Month LIBOR USD + 0.170%)(4)	2,709,748	2,690,000
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028(8)	7,057	3,530
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 4.634%, 02/25/2033(3)	451,562	437,974
Series 2006-23, Class 2A3, 2.261%, 08/25/2033(1 Month LIBOR USD + 0.170%)(4)	4,173,270	4,147,085
Series 2006-22, Class 2A3, 2.251%, 01/25/2034(1 Month LIBOR USD + 0.160%)(4)	12,205,563	12,091,200
Series 2007-11, Class 2A3, 2.281%, 04/25/2034(1 Month LIBOR USD + 0.190%)(4)	8,764,326	8,639,783
Series 2004-12, Class AF6, 4.634%, 03/25/2035(3)	22,477	22,969
Series 2005-10, Class AF6, 4.450%, 12/25/2035(3)	271,708	277,180
Series 2006-10, Class 1AF3, 4.649%, 12/25/2035(3)(6)	684,099	618,157
Series 2006-9, Class 1AF3, 4.606%, 08/25/2036(3)(6)	276,860	256,603
Series 2006-13, Class 3AV2, 2.241%, 01/25/2037(1 Month LIBOR USD + 0.150%)(4)	6,558,984	6,531,887
Series 2006-13, Class 1AF3, 4.421%, 01/25/2037(3)	42,793	42,674
Series 2007-9, Class 2A3, 2.271%, 06/25/2047(1 Month LIBOR USD + 0.180%)(4)	31,851,366	31,543,612
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	131,648	127,830
Credit-Based Asset Servicing & Securitization LLC:
Series 2005-CB8, Class AF2, 3.741%, 12/25/2035(3)(8)	102,794	102,524
Series 2007-CB4, Class A1A, 2.181%, 04/25/2037(1 Month LIBOR USD + 0.090%)(4)	4,227,984	4,120,765
CWABS Asset-Backed Certificates Trust:
Series 2005-11, Class AF3, 4.472%, 12/25/2032(3)	371,543	370,828
Series 2006-14, Class 2A2, 2.241%, 04/25/2033(1 Month LIBOR USD + 0.150%)(4)	4,171,592	4,156,634
Series 2004-15, Class AF6, 4.613%, 04/25/2035(3)	19,745	19,815
Series 2005-7, Class AF6, 4.693%, 08/25/2035(3)	86,668	88,472
Series 2006-18, Class 2A2, 2.251%, 03/25/2037(1 Month LIBOR USD + 0.160%)(4)	5,847,002	5,779,438
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036(3)	5,573	5,672
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 2.591%, 02/25/2035(1 Month LIBOR USD + 0.500%)(4)	7,733,674	7,490,445
Series 2005-2, Class 1A7, 5.483%, 04/25/2035(3)	10,601,359	10,906,798
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 2.291%, 02/25/2036(1 Month LIBOR USD + 0.200%)(4)	10,246,921	10,190,194
Series 2006-FF4, Class A2, 2.340%, 03/25/2036(1 Month LIBOR USD + 0.190%)(4)	7,621,389	7,601,139
Series 2006-FF6, Class A4, 2.341%, 04/25/2036(1 Month LIBOR USD + 0.250%)(4)	28,848,000	28,181,404
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021(6)	84,653	82,196
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022(6)	239,793	209,529
Series 2004-AA1, Class A1, 4.023%, 06/25/2034(3)	5,303,954	5,273,369
Series 2005-AA2, Class 2A1, 3.582%, 04/25/2035(3)	2,584,785	2,590,569
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	230	234
GSAA Home Equity Trust:
Series 2004-6, Class A1, 2.891%, 06/25/2034(1 Month LIBOR USD + 0.800%)(4)	2,541,158	2,502,799
Series 2005-14, Class 1A1, 2.341%, 12/25/2035(1 Month LIBOR USD + 0.250%)(4)	21,056,978	20,638,880
Series 2007-8, Class A3, 2.541%, 08/25/2037(1 Month LIBOR USD + 0.450%)(4)	7,518,099	7,133,746
GSAMP Trust:
Series 2005-AHL2, Class A2C, 2.331%, 12/25/2035(1 Month LIBOR USD + 0.240%)(4)	5,838,912	5,820,093
Series 2006-HE7, Class A2D, 2.321%, 10/25/2036(1 Month LIBOR USD + 0.230%)(4)	1,468,655	1,459,335
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	140,099	125,786
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	2,908,556	2,970,169
Series 2005-AR2, Class 2A1, 3.845%, 04/25/2035(3)	3,818,745	3,853,915
Home Equity Asset Trust,
Series 2007-2, Class 2A2, 2.276%, 07/25/2037(1 Month LIBOR USD + 0.185%)(4)	1,602,828	1,599,161
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 2.361%, 10/25/2035(1 Month LIBOR USD + 0.270%)(4)	7,062,986	7,038,636
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 2.251%, 03/25/2036(1 Month LIBOR USD + 0.160%)(4)	3,851,556	3,823,184
Series 2007-WF1, Class 2A3, 2.261%, 05/25/2037(1 Month LIBOR USD + 0.170%)(4)	4,097,947	4,096,930
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	383,960	416,827
Series 2006-A1, Class 2A1, 3.653%, 03/25/2036(3)	99,794	90,171
Series 2006-S3, Class A3A, 6.000%, 08/25/2036(8)	212,216	210,800
Series 2007-S1, Class A1, 2.371%, 06/25/2037(1 Month LIBOR USD + 0.280%)(4)	7,417,154	7,287,681
J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AV5, 2.331%, 11/25/2036(1 Month LIBOR USD + 0.240%)(4)	1,047,568	1,047,169
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	47,117	47,230
Series 2005-A8, Class 2A3, 3.501%, 11/25/2035(3)	7,313,531	7,133,135
Series 2006-A2, Class 2A1, 3.611%, 04/25/2036(3)	1,903,028	1,812,843
Series 2006-A2, Class 3A3, 3.640%, 04/25/2036(3)	2,225,861	2,029,476
Series 2006-A7, Class 2A2, 3.613%, 01/25/2037(3)	2,737,436	2,590,669
Series 2006-A7, Class 2A4R, 3.613%, 01/25/2037(3)	2,799,865	2,649,750
Series 2007-A2, Class 2A3, 3.752%, 04/25/2037(3)	5,537,970	5,310,890
Series 2007-A4, Class 2A3, 4.027%, 06/25/2037(3)	6,613,109	6,212,343
Luminent Mortgage Trust,
Series 2005-1, Class A1, 2.351%, 11/25/2035(1 Month LIBOR USD + 0.260%)(4)	10,499,825	10,235,076
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	6,425	6,416
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	30,731	30,886
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	126,167	126,958
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	3,110,754	3,291,354
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	2,551,460	2,706,706
Series 2005-6, Class 1A5, 5.500%, 12/25/2035	2,863,470	2,737,837
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 2.691%, 01/25/2036(1 Month LIBOR USD + 0.600%)(4)	3,205,227	3,212,334
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 2.711%, 12/25/2029(1 Month LIBOR USD + 0.620%)(4)	8,602,945	8,320,432
Series 2005-A5, Class A3, 3.989%, 06/25/2035(3)	3,046,716	3,043,492
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058(2)(3)	33,000,000	32,887,470
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 2.261%, 03/25/2036(1 Month LIBOR USD + 0.170%)(4)	8,642,021	8,474,475
MortgageIT Trust:
Series 2005-4, Class A1, 2.371%, 10/25/2035(1 Month LIBOR USD + 0.280%)(4)	5,615,582	5,551,471
Series 2005-5, Class A1, 2.351%, 12/25/2035(1 Month LIBOR USD + 0.260%)(4)	5,552,167	5,516,949
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.321%, 12/25/2035(1 Month LIBOR USD + 0.230%)(4)	5,662,120	5,642,996
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056(2)(3)	17,320,550	17,346,585
Series 2017-1A, Class A1, 4.000%, 02/25/2057(2)(3)	26,229,279	26,446,673
Series 2017-3A, Class A1, 4.000%, 04/25/2057(2)(3)	28,196,678	28,469,292
Series 2017-6A, Class A1, 4.000%, 08/25/2057(2)(3)	33,634,176	33,935,976
Series 2018-1A, Class A1A, 4.000%, 12/25/2057(2)(3)	17,924,039	18,037,962
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-WF1, Class 2A3, 5.100%, 03/25/2035	3,372,506	3,439,111
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	153,385	153,225
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	213,824	214,417
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	215,674	210,785
Series 2005-QS5, Class A1, 2.491%, 04/25/2035(1 Month LIBOR USD + 0.400%)(4)	2,730,536	2,212,858
Series 2005-QS9, Class A2, 2.591%, 06/25/2035(1 Month LIBOR USD + 0.500%)(4)	1,144,965	987,436
Series 2005-QS11, Class A2, 2.591%, 07/25/2035(1 Month LIBOR USD + 0.500%)(4)	4,870,342	4,210,693
Series 2005-QA7, Class A22, 4.330%, 07/25/2035(3)	2,846,078	2,677,279
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032(3)	1,740,471	1,740,656
Series 2006-NC2, Class A2, 2.281%, 12/25/2035(1 Month LIBOR USD + 0.190%)(4)	1,177,802	1,177,519
RASC Series Trust:
Series 2006-KS8, Class A3, 2.251%, 10/25/2035(1 Month LIBOR USD + 0.160%)(4)	2,855,486	2,853,348
Series 2006-EMX2, Class A3, 2.391%, 02/25/2036(1 Month LIBOR USD + 0.300%)(4)	6,753,858	6,764,472
Series 2007-KS1, Class A3, 2.241%, 11/25/2036(1 Month LIBOR USD + 0.150%)(4)	2,407,077	2,345,742
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035(8)	26,814	27,448
Series 2005-2, Class AF6, 4.781%, 08/25/2035(8)	1,475,201	1,515,014
Series 2005-3, Class AF3, 4.814%, 11/25/2035(3)(8)	232,410	233,068
Series 2006-2, Class AF3, 5.797%, 08/25/2036(3)(8)	15,632,997	9,808,322
Series 2006-3, Class AF2, 5.580%, 11/25/2036(3)(8)	10,386,801	5,963,427
Series 2007-1, Class AF3, 5.612%, 04/25/2037(8)	279,641	135,785
Series 2007-2, Class AF2, 5.675%, 06/25/2037(3)(8)	1,435,659	654,974
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 2.351%, 12/25/2035(1 Month LIBOR USD + 0.260%)(4)	310,254	310,233
Series 2006-OPT4, Class 2A3, 2.241%, 06/25/2036(1 Month LIBOR USD + 0.150%)(4)	2,895,044	2,884,545
Series 2006-EQ1, Class A3, 2.251%, 10/25/2036(1 Month LIBOR USD + 0.160%)(4)	14,909,591	14,798,851
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 2.761%, 10/25/2035(1 Month LIBOR USD + 0.670%)(4)	2,046,539	2,037,521
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 3.762%, 10/25/2033(3)	1,691,747	1,721,870
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035(8)	56,727	58,143
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054(2)(3)	8,244,160	8,237,901
Series 2016-3, Class A1, 2.250%, 08/25/2055(2)(3)	117,313	114,583
Series 2016-2, Class A1, 3.000%, 08/25/2055(2)(3)	13,071,860	12,903,344
Series 2016-4, Class A1, 2.250%, 07/25/2056(2)(3)	16,465,799	16,031,564
Series 2017-1, Class A1, 2.750%, 10/25/2056(2)(3)	4,696,522	4,598,043
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	31,053	31,146
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	5,601	5,611
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	12,137	12,178
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	4,764	4,787
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	15,678	15,879
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	38,001	38,445
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	3,304,203	3,462,252
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	4,017,743	4,279,280
Series 2005-3, Class 1CB3, 2.541%, 05/25/2035(1 Month LIBOR USD + 0.450%)(4)	6,596,660	5,577,446
Series 2005-6, Class 2A4, 5.500%, 08/25/2035	8,145,703	7,895,744
Series 2007-HY3, Class 4A1, 3.681%, 08/25/2036(3)	18,033,233	17,893,082
Series 2006-AR10, Class 1A1, 3.321%, 09/25/2036(3)	1,231,044	1,192,692
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037	55,985	52,786
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 4A2, 4.093%, 10/25/2035(3)	1,217,025	1,218,803
Series 2005-16, Class A18, 6.000%, 01/25/2036	1,358,012	1,371,141
Series 2006-AR10, Class 5A5, 4.278%, 07/25/2036(3)	6,148,704	6,230,629
Series 2006-AR14, Class 2A3, 3.633%, 10/25/2036(3)	3,235,619	3,069,238
Series 2006-15, Class A1, 6.000%, 11/25/2036	4,669,020	4,662,605
Series 2007-4, Class A15, 6.000%, 04/25/2037	4,826,838	4,862,543
Series 2007-7, Class A49, 6.000%, 06/25/2037	4,613,802	4,595,661
Series 2007-8, Class 2A8, 6.000%, 07/25/2037	4,447,499	4,428,393
		1,005,519,968	5.6%
		4,198,337,728	23.3%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.683%, 12/25/2026(3)	30,325,000	28,533,963
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K716, Class A2, 3.130%, 06/25/2021	13,550,000	13,585,347
Series K029, Class A2, 3.320%, 02/25/2023(3)	64,407,000	65,063,971
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	68,146,925
Series K048, Class A2, 3.284%, 06/25/2025(3)	53,680,000	53,899,868
Series K050, Class A2, 3.334%, 08/25/2025(3)	82,726,000	83,274,498
Series K061, Class A2, 3.347%, 11/25/2026(3)	57,140,000	57,121,355
Series K065, Class A2, 3.243%, 04/25/2027	16,658,000	16,468,668
Series K077, Class A2, 3.850%, 05/25/2028(3)	18,449,000	19,069,643
		405,164,238	2.3%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	24,252,000	24,067,265
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	43,125,000	42,294,210
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	11,858,000	11,691,982
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	5,000,000	5,052,386
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	45,957,074	44,774,166
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	9,555,000	9,357,424
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	24,224,935	24,256,231
Series 2013-CR9, Class A3, 4.022%, 07/12/2045(3)	33,942,776	34,887,702
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	35,088,000	34,808,289
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	13,725,000	13,585,747
Series 2013-CR10, Class A4, 4.210%, 08/10/2046(3)	11,500,000	11,936,632
Series 2014-CR18, Class A4, 3.550%, 07/17/2047	5,450,000	5,460,677
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	18,000,000	18,244,827
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047	25,550,000	25,588,969
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,071,291	2,134,277
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,135,119
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	41,375,651	40,459,876
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047	23,004,000	23,237,042
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	31,025,000	30,438,540
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	7,325,540	7,134,086
Series 2011-C5, Class A3, 4.171%, 08/15/2046	7,701,152	7,866,845
Series 2012-LC9, Class ASB, 2.437%, 12/17/2047	3,313,565	3,266,850
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	18,089,713	17,913,016
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045	10,000,000	10,320,260
Series 2013-C17, Class A3, 3.928%, 01/17/2047	23,700,000	24,171,474
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	12,425,000	12,452,157
Series 2014-C25, Class A5, 3.672%, 11/18/2047	35,997,000	36,230,379
JPMBB Commercial Mortgage Securities Trust 2015-C30,
Series 2015-C30, Class A5, 3.822%, 07/15/2048(3)	10,955,000	11,091,032
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	40,690,000	40,382,669
Series 2012-C6, Class A4, 2.858%, 11/15/2045(3)	34,575,000	33,956,695
Series 2013-C10, Class A3, 4.104%, 07/17/2046(3)	43,057,040	44,147,722
Series 2013-C12, Class A3, 3.973%, 10/17/2046	19,350,000	19,785,671
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	29,047,000	28,959,336
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	14,848,957
Series 2016-C35, Class ASB, 2.788%, 07/17/2048	11,000,000	10,650,390
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	12,000,000	11,864,681
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,291,000	19,387,773
Series 2013-C18, Class A4, 3.896%, 12/17/2046	21,950,000	22,502,887
Series 2014-C21, Class ASB, 3.393%, 08/16/2047	12,655,000	12,714,780
Series 2014-C24, Class A5, 3.607%, 11/18/2047	27,670,000	27,717,977
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	10,500,000	10,620,536
		848,397,534	4.7%
		1,253,561,772	7.0%
Other Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	7,711,983
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	153,726	162,184
Series 1998-4, Class A5, 6.180%, 04/01/2030	74,979	78,419
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026(2)	32,858,000	32,601,468
Series 2016-1, Class A, 2.310%, 08/15/2027(2)	37,625,000	36,855,542
Series 2016-2, Class A, 2.030%, 12/15/2027(2)	57,475,000	55,652,640
Series 2018-1, Class A, 3.190%, 07/15/2031(2)	19,600,000	19,284,889
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	12,312	12,450
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 2.570%, 07/18/2025(2)	1,075,964	1,075,702
PFS Financing Corp.:
Series 2016-BA, Class A, 1.870%, 10/15/2021(2)	40,200,000	39,621,743
Series 2018-D, Class A, 3.190%, 04/17/2023(2)	32,300,000	32,220,352
Santander Retail Auto Lease Trust,
Series 2018-A, Class A3, 2.930%, 05/20/2021(2)	26,825,000	26,741,762
Sofi Consumer Loan Program 2018-2 Trust,
Series 2018-2, Class A1, 2.930%, 04/26/2027(2)	9,097,546	9,093,397
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 06/25/2026(2)	11,792,490	11,643,241
Series 2017-5, Class A2, 2.780%, 09/25/2026(2)	30,110,000	29,640,742
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2020(1)(2)	5,000,000	4,922,165
		307,318,679	1.7%
Total Long-Term Investments(Cost $17,890,562,031)		17,562,636,730	97.6%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 1.81%(5)	414,317,263	414,317,263
Total Short-Term Investment (Cost $414,317,263)		414,317,263	2.3%
Total Investments (Cost $18,304,879,294)		17,976,953,993	99.9%
Other Assets in Excess of Liabilities		12,996,402	0.1%
TOTAL NET ASSETS		$17,989,950,395	100.0%
Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $3,287,728,941, which represents 18.27% of total net assets.

(3)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(4)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(5)	7-Day Yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Security in default.
(8)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2018.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2018 (Unaudited)
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,693,754,851	$–	$2,693,754,851
Other Government Related Securities	–	221,183,658	–	221,183,658
Corporate Bonds	–	8,779,048,253	–	8,779,048,253
Municipal Bonds	–	109,431,789	–	109,431,789
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,192,817,760	–	3,192,817,760
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,005,519,968	–	1,005,519,968
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	405,164,238	–	405,164,238
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	848,397,534	–	848,397,534
Asset Backed Securities	–	307,318,679	–	307,318,679
Total Long-Term Investments	–	17,562,636,730	–	17,562,636,730
Short-Term Investment
Money Market Mutual Fund	414,317,263	–	–	414,317,263
Total Short-Term Investment	414,317,263	–	–	414,317,263
Total Investments	$414,317,263	$17,562,636,730	$–	$17,976,953,993

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.  See the Fund's valuation policy in Note 2a to the financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046(Mandatory Tender Date 11/01/2022)(1)	$65,000	$64,118
Anniston Public Building Authority,
3.250%, 03/01/2019(Insured by AGM)	50,000	50,503
Autauga County Board of Education,
4.000%, 04/01/2019	150,000	152,695
Black Belt Energy Gas District:
4.000%, 07/01/2046(Callable 03/01/2021)(Mandatory Tender Date 06/01/2021)(1)	570,000	596,306
4.000%, 08/01/2047(Callable 04/01/2022)(Mandatory Tender Date 07/01/2022)(1)	695,000	737,659
City of Decatur AL,
2.000%, 10/01/2018	100,000	100,154
City of Scottsboro AL,
3.375%, 08/01/2018(Insured by AGC)	50,000	50,071
City of Troy AL,
3.000%, 07/01/2019(Insured by BAM)	75,000	76,040
County of Jefferson AL Sewer Revenue,
0.000%, 10/01/2025(Callable 10/01/2023)(Insured by AGM)	750,000	590,415
County of Talladega AL,
2.000%, 01/01/2019	200,000	200,520
Decatur City Board of Education,
4.000%, 02/01/2019	50,000	50,716
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024(Callable 06/01/2021)	100,000	107,471
Montgomery Medical Clinic Board,
5.000%, 03/01/2019	265,000	269,606
Shelby County Board of Education,
3.000%, 02/01/2019	100,000	100,842
Tuscaloosa Public Educational Building Authority,
5.250%, 07/01/2019(Pre-refunded to 07/01/2018)(Insured by AGC)	100,000	100,000
		3,247,116	1.4%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2040(Callable 06/01/2021)	5,000	5,039
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020(Callable 12/01/2019)	750,000	759,803
		764,842	0.3%
Arizona
Arizona Health Facilities Authority:
4.625%, 07/01/2019	30,000	30,882
3.360%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/05/2022)(Mandatory Tender Date 02/01/2023)(2)	75,000	78,562
Arizona Industrial Development Authority:
3.000%, 07/01/2018(Insured by SD CRED PROG)	25,000	25,000
4.000%, 07/01/2018	250,000	250,000
4.000%, 07/01/2019(Insured by SD CRED PROG)	30,000	30,579
4.000%, 07/01/2020(Insured by SD CRED PROG)	160,000	165,400
3.375%, 07/01/2021	310,000	308,038
4.000%, 07/01/2021(Insured by SD CRED PROG)	165,000	171,951
3.000%, 07/01/2022	200,000	194,846
Arizona State University,
5.000%, 07/01/2032(Pre-refunded to 07/01/2022)	885,000	983,200
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026(Callable 08/27/2021)(3)	229,667	227,175
City of El Mirage AZ,
5.000%, 07/01/2026(Callable 07/01/2020)	50,000	52,948
City of Winslow AZ,
2.000%, 07/01/2019(Insured by AGM)	25,000	25,116
Estrella Mountain Ranch Community Facilities District,
4.000%, 07/15/2019(Insured by AGM)	390,000	399,188
Festival Ranch Community Facilities District,
2.000%, 07/15/2018(Insured by BAM)	25,000	25,004
Glendale Industrial Development Authority,
4.000%, 05/15/2019	120,000	122,352
Industrial Development Authority of the City of Phoenix,
6.750%, 07/01/2043(Pre-refunded to 07/01/2018)	265,000	272,950
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	85,000	83,045
Vistancia Community Facilities District,
5.000%, 07/15/2021(Callable 07/15/2020)	165,000	174,847
		3,621,083	1.5%
Arkansas
Arkansas Technical University,
4.000%, 06/01/2026(Callable 06/01/2023)	200,000	213,018
City of Bentonville AR:
5.000%, 11/01/2021(Callable 07/30/2018)(Insured by AMBAC)	100,000	100,272
2.625%, 11/01/2027(Callable 11/01/2025)	225,000	228,076
City of Conway AR,
4.000%, 12/01/2023(Callable 06/01/2022)	35,000	37,253
City of Fayetteville AR,
3.050%, 01/01/2047(Callable 01/01/2027)	685,000	668,080
City of Hot Springs AR,
4.000%, 12/01/2027(Callable 12/01/2023)(Insured by BAM)	255,000	271,185
City of Jacksonville AR,
4.000%, 12/01/2025(Callable 06/01/2021)	110,000	115,298
City of Little Rock AR:
3.000%, 10/01/2021	100,000	102,585
2.000%, 03/01/2038(Callable 03/01/2021)	75,000	74,995
City of Lonoke AR,
5.000%, 06/01/2023	160,000	180,187
City of Magnolia AR,
2.600%, 08/01/2036(Callable 08/01/2024)(Insured by BAM)	565,000	561,763
City of Marion AR,
2.900%, 09/01/2047(Callable 09/01/2027)	350,000	348,583
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	600,000	583,212
City of Rogers AR,
2.125%, 11/01/2029(Callable 11/01/2021)	110,000	109,683
City of Springdale AR Sales & Use Tax Revenue,
3.000%, 04/01/2043(Callable 04/01/2024)(Insured by BAM)	1,000,000	985,040
Lonoke County School District No. 4,
3.000%, 02/01/2020(Callable 07/30/2018)(Insured by ST)	110,000	110,110
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024(Callable 09/01/2022)(Insured by BAM)	325,000	350,958
		5,040,298	2.1%
California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036(Pre-refunded to 08/01/2022)	225,000	96,358
Bay Area Toll Authority:
2.110%, 04/01/2034 (SIFMA Municipal Swap Index + 0.600%)(Callable 10/01/2019)(Mandatory Tender Date 04/01/2020)(2)	500,000	502,840
2.210%, 04/01/2047 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(2)	225,000	225,837
California Health Facilities Financing Authority:
5.000%, 04/01/2020	65,000	67,982
2.548%, 07/01/2022(Insured by NATL)(1)(5)	200,000	194,012
California State Public Works Board,
5.000%, 12/01/2019(Insured by AMBAC)	230,000	237,516
California State University,
4.000%, 11/01/2049(Callable 05/01/2021)(Mandatory Tender Date 11/01/2021)(1)	75,000	79,230
California Statewide Communities Development Authority:
6.000%, 01/01/2021(ETM)	100,000	104,768
3.500%, 11/01/2021(Callable 11/01/2019)(Insured by CA MTG)	200,000	204,066
3.000%, 07/01/2026(Callable 01/01/2021)(Insured by CA MTG)	625,000	633,725
5.050%, 04/01/2028(Insured by NATL)(1)(5)	400,000	400,000
Central School District:
6.250%, 08/01/2040(Callable 08/01/2021)	225,000	252,972
0.000%, 08/01/2051(Callable 08/01/2022)	400,000	62,148
Ceres Unified School District,
0.000%, 08/01/2034(Pre-refunded to 08/01/2020)	300,000	107,847
City of Redding CA,
2.912%, 07/01/2022(ETM)(Insured by NATL)(1)(5)	195,000	191,057
Colton Public Financing Authority,
5.000%, 04/01/2024(Callable 04/01/2022)	565,000	621,545
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021(ETM)	230,000	197,513
Corona-Norca Unified School District,
0.000%, 08/01/2026	90,000	91,003
Fresno Unified School District:
0.000%, 08/01/2033(Callable 08/01/2021)	310,000	127,423
0.000%, 08/01/2033(Callable 08/01/2023)(Insured by BAM)	585,000	272,206
0.000%, 08/01/2035(Callable 08/01/2023)(Insured by BAM)	150,000	60,788
0.000%, 08/01/2036(Callable 08/01/2023)(Insured by BAM)	45,000	17,015
0.000%, 08/01/2039(Callable 08/01/2023)(Insured by BAM)	150,000	45,930
0.000%, 08/01/2041(Callable 08/01/2021)	120,000	28,249
0.000%, 08/01/2041(Callable 08/01/2023)(Insured by BAM)	1,000,000	265,240
0.000%, 08/01/2044(Callable 08/01/2023)	1,000,000	210,820
Glendale Unified School District/CA,
0.000%, 09/01/2041(Callable 09/01/2021)	500,000	117,480
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	135,000	148,823
Healdsburg Unified School District,
0.000%, 08/01/2032(Callable 08/01/2022)	30,000	16,424
Jurupa Public Financing Authority,
4.000%, 09/01/2018	25,000	25,107
La Quinta Financing Authority,
5.550%, 10/01/2018(Insured by NATL)	20,000	20,203
Mendocino-Lake Community College District,
0.000%, 08/01/2035(Pre-refunded to 08/01/2021)(Insured by AGM)	65,000	22,251
Morongo Unified School District,
0.000%, 08/01/2039(Pre-refunded to 08/01/2022)	100,000	33,154
Northern California Gas Authority,
2.176%, 07/01/2019 (3 Month LIBOR USD + 0.630%)(2)	505,000	504,929
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2035(Pre-refunded to 09/01/2021)(Insured by AGM)	200,000	66,036
Roseville Finance Authority,
4.000%, 09/01/2019	50,000	51,298
San Diego Community Facilities District No. 3,
5.000%, 09/01/2018	25,000	25,119
San Diego Redevelopment Agency Successor Agency,
4.000%, 09/01/2018	50,000	50,231
Soledad Unified School District:
5.000%, 08/01/2024(Callable 08/01/2018)(Insured by BAM)	75,000	75,198
5.000%, 08/01/2026(Callable 08/01/2018)(Insured by BAM)	100,000	100,261
5.000%, 08/01/2027(Callable 08/01/2018)(Insured by BAM)	50,000	50,130
State of California:
5.000%, 09/01/2022	165,000	186,072
3.000%, 12/01/2032(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(1)	100,000	101,260
University of California,
1.400%, 05/15/2046(Callable 11/15/2020)(Mandatory Tender Date 05/15/2021)(1)	330,000	323,964
Victor Valley Union High School District,
0.000%, 08/01/2044(Pre-refunded to 08/01/2023)	1,000,000	273,350
Westminster School District:
0.000%, 08/01/2038(Callable 08/01/2023)(Insured by BAM)	165,000	55,222
0.000%, 08/01/2048(Callable 08/01/2023)(Insured by BAM)	1,000,000	156,880
0.000%, 08/01/2053(Callable 08/01/2023)(Insured by BAM)	255,000	27,155
		7,728,637	3.2%
Colorado
Adams County Housing Authority,
1.500%, 11/01/2020(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(1)	1,000,000	996,070
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024(Insured by BAM)	200,000	226,532
5.000%, 12/01/2025(Insured by BAM)	315,000	359,046
Colorado Educational & Cultural Facilities Charter Schools:
0.000%, 12/01/2019(6)	380,000	394,634
0.000%, 12/01/2020(6)	300,000	318,210
0.000%, 12/01/2021(6)	80,000	86,307
0.000%, 12/01/2022(6)	200,000	218,734
0.000%, 12/01/2023(6)	100,000	110,525
Colorado Educational & Cultural Facilities Authority:
3.000%, 12/01/2018	125,000	125,996
3.000%, 12/15/2018	75,000	75,546
4.000%, 12/01/2019	275,000	284,482
4.000%, 06/01/2020	100,000	104,171
4.000%, 10/01/2020	125,000	130,710
5.000%, 10/01/2020	415,000	442,747
4.000%, 11/01/2021	50,000	52,970
4.000%, 03/01/2022	45,000	47,703
4.000%, 04/01/2023	130,000	137,054
5.250%, 03/01/2025(Insured by NATL)	540,000	620,212
5.000%, 10/01/2025	160,000	181,693
4.000%, 12/15/2025	800,000	827,480
Colorado Health Facilities Authority:
5.000%, 05/15/2019	250,000	256,035
2.800%, 05/15/2042(Callable 11/15/2022)(Mandatory Tender Date 05/15/2023)(1)	800,000	804,248
Colorado Housing & Finance Authority:
1.850%, 04/01/2020(Mandatory Tender Date 10/01/2019)(1)	1,250,000	1,250,138
4.000%, 05/01/2048(Callable 11/01/2026)(Insured by GNMA)	485,000	509,332
E-470 Public Highway Authority:
0.000%, 09/01/2020(Insured by NATL)	125,000	119,610
0.000%, 09/01/2028(Callable 09/01/2020)(Insured by NATL)	200,000	120,946
2.458%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(2)	400,000	403,996
High Plains Metropolitan District,
4.000%, 12/01/2022(Insured by NATL)	420,000	445,427
Lincoln Park Metropolitan District,
4.000%, 12/01/2023(Insured by AGM)	150,000	161,397
Lyons Regional Library District,
3.000%, 12/01/2020	30,000	30,674
Park 70 Metropolitan District,
5.000%, 12/01/2018	160,000	162,251
Regional Transportation District,
5.000%, 06/01/2025(Pre-refunded to 06/01/2020)	100,000	106,120
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	275,000	274,656
3.000%, 12/01/2022	100,000	99,875
Sterling Hills West Metropolitan District:
5.000%, 12/01/2018	50,000	50,610
5.000%, 12/01/2019	100,000	103,839
5.000%, 12/01/2020	125,000	132,386
VDW Metropolitan District No. 2,
1.250%, 12/01/2018(Insured by AGM)	25,000	24,944
Vista Ridge Metropolitan District,
4.500%, 12/01/2024(Insured by BAM)	200,000	218,840
		11,016,146	4.6%
Connecticut
City of Hartford CT,
5.000%, 04/01/2020(ETM)(Insured by ST)	200,000	210,370
Connecticut Housing Finance Authority,
4.000%, 11/15/2044(Callable 11/15/2023)	75,000	77,818
Connecticut State Health & Educational Facilities Authority:
4.000%, 11/01/2021	100,000	105,941
5.000%, 11/01/2021(Callable 07/30/2018)(Insured by AGM)	50,000	50,136
4.500%, 07/01/2024(Pre-refunded to 07/01/2018)	100,000	100,000
5.000%, 11/01/2026(Callable 11/01/2022)	445,000	482,166
4.625%, 07/01/2030(Pre-refunded to 07/01/2018)	100,000	100,000
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022(Callable 07/30/2018)(Insured by ST)	355,000	355,664
State of Connecticut:
4.000%, 11/01/2020	225,000	234,553
5.000%, 11/01/2020	150,000	159,758
5.000%, 11/01/2028(Callable 11/01/2018)	1,000,000	1,010,140
Town of Hamden CT,
4.000%, 08/15/2021(Insured by BAM)	415,000	434,688
Town of Plymouth CT,
4.000%, 07/15/2019	25,000	25,457
		3,346,691	1.4%
District of Columbia
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021(Mandatory Tender Date 09/01/2020)(1)	150,000	149,557
3.500%, 06/15/2023	185,000	187,028
		336,585	0.1%
Florida
City of Boynton Beach FL,
4.500%, 11/01/2022(Callable 11/01/2021)(Insured by AGM)	130,000	139,671
City of Jacksonville FL,
5.000%, 11/01/2022	50,000	55,442
City of North Port FL,
4.000%, 07/01/2018(Insured by BAM)	50,000	50,000
City of Port St. Lucie FL:
5.000%, 09/01/2021	55,000	59,624
5.250%, 09/01/2022(Insured by NATL)	100,000	111,935
City of Tallahassee FL,
5.000%, 12/01/2019	190,000	197,646
City of Tampa FL,
5.250%, 11/15/2024(Pre-refunded to 05/15/2020)	395,000	420,876
County of Escambia FL,
2.100%, 07/01/2022(Mandatory Tender Date 04/11/2019)(1)	60,000	60,082
County of Miami-Dade FL,
0.000%, 10/01/2023(ETM)(Insured by NATL)	50,000	44,234
Escambia County Health Facilities Authority,
1.620%, 11/15/2029(Callable 07/02/2018)(Optional Put Date 06/29/2018)(Insured by AGC)(1)	1,500,000	1,500,000
Florida Department of Environmental Protection,
5.000%, 07/01/2022(Callable 07/01/2018)	100,000	101,000
Florida Gulf Coast University Financing Corp.,
4.100%, 02/01/2025(Callable 02/01/2020)	100,000	102,069
Florida Higher Educational Facilities Financial Authority,
5.000%, 11/01/2019	195,000	202,936
Florida Housing Finance Corp.:
3.700%, 07/01/2021(Callable 01/01/2021)(Insured by GNMA)	635,000	651,148
4.350%, 01/01/2046(Callable 01/01/2024)	500,000	508,280
4.000%, 07/01/2047(Callable 07/01/2025)(Insured by GNMA)	145,000	151,412
Florida Municipal Power Agency:
2.702%, 10/01/2021(Callable 07/05/2018)(Insured by AMBAC)(1)(5)	75,000	75,000
2.770%, 10/01/2021(Insured by AMBAC)(1)(5)	100,000	100,000
Florida State Municipal Loan Council,
3.000%, 10/01/2020(Insured by NATL)	540,000	546,437
Heritage Bay Community Development District:
2.125%, 05/01/2020	125,000	125,032
2.250%, 05/01/2021	125,000	124,658
Jacksonville FL Housing Authority,
0.000%, 01/01/2021(1)	125,000	124,964
Lee County School Board,
5.000%, 08/01/2023	140,000	158,662
Martin County Health Facilities Authority,
3.750%, 11/15/2020	125,000	129,706
Miami Health Facilities Authority:
2.250%, 07/01/2018	45,000	45,000
5.000%, 07/01/2020	300,000	316,062
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	165,466
5.000%, 04/01/2023	150,000	168,387
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2019	100,000	101,438
5.000%, 01/15/2022	385,000	411,561
1.750%, 09/01/2027(Mandatory Tender Date 11/01/2019)(1)	695,000	692,727
Orange County Health Facilities Authority,
6.250%, 10/01/2021(ETM)(Insured by NATL)	140,000	150,668
Orange County Housing Finance Authority:
4.375%, 03/01/2031(Callable 03/01/2021)(Insured by GNMA)	720,000	738,346
4.000%, 09/01/2040(Callable 09/01/2024)(Insured by GNMA)	570,000	591,905
Palm Beach County Health Facilities Authority,
5.000%, 11/15/2022	220,000	244,926
Pinellas County Housing Finance Authority:
4.375%, 09/01/2027(Callable 09/01/2021)(Insured by GNMA)	260,000	267,501
3.500%, 03/01/2046(Callable 09/01/2025)(Insured by GNMA)	600,000	618,048
St. Lucie County School Board,
5.000%, 10/01/2018(Insured by AGM)	50,000	50,438
		10,303,287	4.3%
Georgia
Burke County Development Authority:
2.200%, 10/01/2032(Mandatory Tender Date 04/02/2019)(1)	50,000	50,103
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)(1)	100,000	99,843
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)(1)	70,000	69,890
City of Atlanta GA:
5.000%, 01/01/2023(Callable 01/01/2020)	450,000	470,119
5.000%, 01/01/2024(Callable 01/01/2020)	500,000	521,675
Colquitt County Development Authority,
0.000%, 12/01/2021(ETM)	35,000	32,494
Gainesville & Hall County Hospital Authority,
2.460%, 08/15/2035 (SIFMA Municipal Swap Index + 0.950%)(Callable 08/22/2019)(Mandatory Tender Date 02/18/2020)(2)	1,125,000	1,130,850
Macon-Bibb County Hospital Authority,
5.000%, 08/01/2022(Pre-refunded to 08/01/2019)	50,000	51,792
Main Street Natural Gas, Inc.:
5.000%, 03/15/2019	125,000	127,872
5.000%, 03/15/2022	155,000	169,009
Monroe County Development Authority:
2.000%, 07/01/2025(Mandatory Tender Date 06/13/2019)(1)	405,000	405,109
2.050%, 07/01/2049(Mandatory Tender Date 11/19/2021)(1)	250,000	246,455
Morgan County Hospital Authority,
2.750%, 09/01/2019(Callable 03/01/2019)	250,000	250,993
Private Colleges & Universities Authority:
3.750%, 10/01/2021	25,000	25,912
5.000%, 10/01/2021	75,000	80,636
		3,732,752	1.6%
Idaho
Idaho Health Facilities Authority,
4.000%, 07/01/2018(Insured by AGM)	205,000	205,000
Idaho Housing & Finance Association,
5.000%, 07/15/2018	25,000	25,029
		230,029	0.1%
Illinois
Bureau County Township High School District No. 502:
3.000%, 12/01/2021(Insured by BAM)	30,000	30,556
6.625%, 10/01/2043(Pre-refunded to 12/01/2023)(Insured by BAM)	145,000	177,976
Carroll & Jo Daviess Counties Community Unit School District No. 314,
5.750%, 02/01/2028(Pre-refunded to 08/01/2018)	1,340,000	1,371,115
Champaign County Community Unit School District No. 116,
5.000%, 01/01/2019(Insured by NATL)	1,100,000	1,117,963
Chicago Board of Education:
5.000%, 12/01/2022(Insured by AGM)	295,000	320,343
5.000%, 12/01/2023(Insured by AGM)	500,000	548,545
Chicago O'Hare International Airport,
5.000%, 01/01/2020	60,000	62,800
Chicago Transit Authority,
5.250%, 12/01/2023(Callable 12/01/2021)	85,000	92,887
City of Berwyn IL,
4.000%, 12/01/2019	125,000	128,002
City of Chicago IL:
5.000%, 01/01/2023(Callable 01/01/2019)(Partially Pre-refunded)	50,000	50,401
5.250%, 01/01/2038(Pre-refunded to 01/01/2022)	380,000	422,435
City of Chicago IL Motor Fuel Tax Revenue:
5.000%, 01/01/2019	100,000	101,013
5.000%, 01/01/2020	300,000	306,627
City of Chicago IL Wastewater Transmission Revenue,
5.000%, 01/01/2020	50,000	52,099
City of Chicago IL Waterworks Revenue:
5.000%, 11/01/2019	100,000	103,962
5.000%, 11/01/2020	850,000	906,091
City of Fairfield IL,
2.000%, 12/01/2018(Insured by MAC)	275,000	274,469
City of Springfield IL:
5.000%, 03/01/2019	100,000	102,065
4.000%, 12/01/2019	95,000	97,683
Cook County Community College District No. 510,
0.000%, 12/01/2019(Insured by AGM)	500,000	484,665
Cook County Community High School District No. 219,
0.000%, 12/01/2020(Insured by NATL)	55,000	51,020
Cook county Illinois School District No. 163,
6.000%, 12/15/2024(Insured by BAM)	795,000	933,394
Cook County School District No. 154,
3.500%, 12/01/2024(Insured by BAM)	214,000	219,177
Cook County Township High School District No. 201,
0.000%, 12/01/2020(Insured by AMBAC)	210,000	194,802
County of Cook IL:
4.000%, 11/15/2018	50,000	50,432
5.000%, 11/15/2021(Callable 11/15/2019)	210,000	218,041
County of Jefferson IL,
2.000%, 01/15/2020(Insured by AGM)	100,000	100,346
County of Washington IL,
4.000%, 12/15/2024(Insured by AGM)	250,000	265,615
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	118,623
DuPage County Community High School District No. 100,
2.000%, 12/15/2018	70,000	70,146
DuPage County School District No. 34,
0.000%, 01/01/2020(Insured by NATL)	460,000	445,795
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534:
3.250%, 12/01/2020(Insured by BAM)	210,000	213,908
4.000%, 12/01/2027(Callable 12/01/2022)(Insured by BAM)	65,000	67,529
Governors State University,
4.000%, 10/01/2020(Callable 07/30/2018)(Insured by AGC)	50,000	50,028
Illinois Development Finance Authority,
0.000%, 01/01/2020(Insured by AGM)	75,000	72,416
Illinois Finance Authority:
4.000%, 10/01/2018	50,000	50,250
5.000%, 10/01/2019	75,000	77,580
4.000%, 11/01/2019	145,000	148,835
5.000%, 02/15/2020	100,000	104,551
5.000%, 10/01/2020	105,000	110,856
5.000%, 01/01/2021	125,000	132,511
4.000%, 09/01/2021	75,000	78,584
5.000%, 11/01/2021	60,000	64,879
6.250%, 05/01/2022(Pre-refunded to 05/01/2020)	145,000	156,765
5.000%, 05/15/2022	70,000	76,086
5.000%, 10/01/2022	50,000	54,351
5.000%, 05/15/2023	120,000	133,955
6.000%, 05/01/2028(Pre-refunded to 05/01/2020)	1,500,000	1,614,990
2.738%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(2)	135,000	135,752
5.375%, 08/15/2039(Pre-refunded to 08/15/2018)	100,000	100,467
1.750%, 07/01/2042(Mandatory Tender Date 05/06/2020)(1)	490,000	486,212
Illinois Health Facilities Authority,
2.728%, 06/01/2019(Insured by NATL)(1)(5)	50,000	49,947
Illinois Housing Development Authority,
2.450%, 06/01/2043(Callable 01/01/2023)(Insured by GNMA)	454,757	429,622
Illinois State University,
5.000%, 04/01/2023(Callable 04/01/2021)(Insured by BAM)	100,000	105,254
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020(Insured by BAM)	195,000	214,473
Joliet Park District:
5.000%, 03/01/2022(Callable 03/01/2021)	170,000	176,764
4.000%, 02/01/2023(Insured by BAM)	150,000	156,239
Lake County Community High School District No. 117,
0.000%, 12/01/2019(Insured by NATL)	235,000	227,125
Lake County Community High School District No. 127,
0.000%, 02/01/2020(Insured by NATL)	150,000	145,205
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025(Callable 01/15/2023)	145,000	161,695
Lake County Elementary School District No. 6,
0.000%, 12/01/2019(Insured by AMBAC)	80,000	76,686
Lake County Forest Preserve District,
2.048%, 12/15/2020 (3 Month LIBOR USD + 0.480%)(2)	855,000	855,017
Lake County School District No. 1,
3.000%, 02/01/2019	85,000	85,652
McDonough County Community Unit School District No. 185 Macomb,
3.000%, 12/01/2019	205,000	208,440
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022(Insured by AGM)	300,000	318,162
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2019(ETM)(Insured by NATL)	25,000	24,594
0.000%, 06/15/2019	45,000	43,769
0.000%, 06/15/2019(Insured by NATL)	130,000	126,445
0.000%, 06/15/2019(ETM)	5,000	4,919
5.650%, 06/15/2022(Insured by NATL)(1)	95,000	105,207
5.500%, 12/15/2023(Insured by NATL)	225,000	247,655
0.000%, 06/15/2024(Insured by NATL)	25,000	19,867
5.700%, 06/15/2025(Callable 06/15/2022)(Insured by NATL)	35,000	38,723
5.700%, 06/15/2025(Pre-refunded to 06/15/2022)(Insured by NATL)	25,000	28,686
Monroe & St Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2020(Insured by BAM)	270,000	284,699
Ogle & Winnebago Counties Community Unit School District,
5.000%, 12/01/2021(Insured by BAM)	150,000	163,160
Peoria Public Building Commission,
5.000%, 12/01/2020(Insured by BAM)	185,000	196,200
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030(Callable 03/01/2025)	335,000	348,501
Prospect Heights Park District,
4.000%, 12/01/2020(Insured by BAM)	120,000	125,216
Public Building Commission of Chicago,
5.000%, 03/01/2020(Callable 07/30/2018)(Insured by AMBAC)	100,000	100,198
Regional Transportation Authority,
6.250%, 07/01/2021(Insured by AGM)	600,000	672,642
Rock Island County School District No. 37,
4.000%, 02/01/2019(Insured by BAM)	135,000	136,729
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	205,000	216,757
Shelby Christian Macon Counties Community School District No. 21 Central A & M:
4.000%, 12/01/2025(Callable 12/01/2023)(Insured by AGM)	400,000	421,676
4.000%, 12/01/2026(Callable 12/01/2023)(Insured by AGM)	435,000	456,345
Southern Illinois University,
5.250%, 04/01/2019(Insured by NATL)	1,390,000	1,419,009
Southwestern Illinois Development Authority,
7.125%, 11/01/2030(Pre-refunded to 11/01/2023)	105,000	130,979
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	510,000	464,319
St. Clair County School District No. 119:
5.000%, 04/01/2022(Insured by AGM)	350,000	383,971
5.000%, 04/01/2023(Insured by AGM)	300,000	335,484
0.000%, 04/01/2033(Pre-refunded to 04/01/2019)(Insured by AGC)	675,000	277,115
State of Illinois:
0.000%, 08/01/2018	40,000	39,918
0.000%, 08/01/2018	20,000	19,959
5.000%, 06/01/2019	100,000	102,218
0.000%, 08/01/2019	100,000	96,842
5.000%, 12/01/2019	1,000,000	1,033,160
5.000%, 03/01/2020	105,000	108,132
5.000%, 04/01/2020	40,000	41,244
4.000%, 06/15/2021	35,000	36,534
5.000%, 01/01/2022(Callable 01/01/2020)	105,000	107,520
6.500%, 06/15/2022	325,000	345,157
5.000%, 08/01/2024(Callable 08/01/2022)	100,000	104,414
4.500%, 09/01/2024(Callable 09/01/2018)	175,000	175,312
University of Illinois:
4.000%, 10/01/2019	100,000	102,356
5.000%, 08/15/2020	260,000	274,859
5.000%, 10/01/2021	300,000	323,904
5.000%, 03/15/2022	50,000	54,408
Village of Bolingbrook IL,
0.000%, 01/01/2019(Insured by NATL)	235,000	232,267
Village of Cary IL,
1.500%, 03/01/2019(Insured by BAM)	96,000	95,590
Village of Crestwood IL:
2.000%, 12/15/2018(Insured by BAM)	150,000	150,126
4.000%, 12/15/2021(Insured by BAM)	250,000	264,100
4.500%, 12/15/2025(Callable 12/15/2022)(Insured by BAM)	60,000	64,656
Village of Hawthorn Woods IL,
3.125%, 12/30/2021	355,000	362,015
Village of Lansing IL,
5.000%, 03/01/2022(Insured by AGM)	340,000	367,938
Village of Lyons IL,
5.000%, 12/01/2025(Callable 12/01/2022)(Insured by BAM)	25,000	27,354
Village of Matteson IL,
8.000%, 12/01/2029(Pre-refunded to 06/01/2022)(1)	350,000	385,035
Village of McCook IL,
5.000%, 12/01/2020(Callable 12/01/2018)	50,000	50,583
Village of Montgomery IL,
2.100%, 03/01/2020(Insured by BAM)	200,000	201,008
Village of Oak Park IL:
5.000%, 11/01/2020	235,000	250,562
4.000%, 11/01/2021	245,000	258,828
Village of Orland Hills IL:
4.000%, 12/01/2022(Insured by BAM)	145,000	151,496
4.000%, 12/01/2023(Insured by BAM)	130,000	136,313
Village of Richton Park IL:
3.000%, 12/01/2018(Insured by BAM)	50,000	50,186
3.000%, 12/01/2019(Insured by BAM)	65,000	65,618
3.000%, 12/01/2020(Insured by BAM)	45,000	45,470
4.000%, 12/01/2021(Insured by BAM)	65,000	67,455
4.000%, 12/01/2022(Insured by BAM)	80,000	83,449
Village of River Grove IL:
3.000%, 12/15/2020(Insured by BAM)	75,000	75,352
3.000%, 12/15/2021(Insured by BAM)	120,000	119,999
Village of Tremont IL:
3.000%, 01/01/2019(Insured by BAM)	60,000	60,332
3.000%, 07/01/2019(Insured by BAM)	50,000	50,544
3.000%, 01/01/2020(Insured by BAM)	70,000	71,004
3.000%, 07/01/2020(Insured by BAM)	95,000	96,923
West Chicago Park District,
4.000%, 12/01/2022(Callable 07/30/2018)	230,000	230,209
Western Illinois University:
4.000%, 04/01/2019(Insured by BAM)	50,000	50,656
5.000%, 04/01/2020(Insured by BAM)	250,000	261,118
White County Community Unit School District No. 5,
4.300%, 12/01/2021(Insured by AGM)	100,000	105,279
Will County Community Consolidated School District No. 70-C:
4.000%, 12/01/2019(Insured by AGM)	155,000	159,531
4.000%, 12/01/2020(Insured by AGM)	130,000	136,025
4.000%, 12/01/2022(Insured by AGM)	270,000	288,911
Will County Community High School District No. 210:
5.000%, 01/01/2021(Callable 01/01/2019)	125,000	125,751
0.000%, 01/01/2022(ETM)(Insured by AGM)	145,000	133,725
0.000%, 01/01/2023(ETM)(Insured by AGM)	255,000	228,363
0.000%, 01/01/2023(Insured by AGM)	115,000	98,221
Will County IL School District No. 114,
0.000%, 12/01/2019(Insured by NATL)	50,000	48,210
Will County IL School District No. 365,
0.000%, 11/01/2021(Insured by AGM)	200,000	182,504
Williamson County Community Unit School District No. 5 Carterville,
0.000%, 01/01/2031(Pre-refunded to 01/01/2019)(Insured by AGC)	500,000	242,585
Winnebago & Boone Counties School District No. 205,
0.000%, 02/01/2022	95,000	85,610
		32,459,577	13.5%
Indiana
City of Goshen IN,
4.100%, 01/01/2021(Callable 07/30/2018)(Insured by AGM)	470,000	470,987
City of Greenwood IN,
4.300%, 10/01/2022(Callable 10/01/2018)	100,000	101,604
City of Lawrence IN:
3.000%, 01/01/2020(Insured by BAM)	175,000	177,564
4.000%, 01/01/2021(Insured by BAM)	200,000	208,990
4.000%, 01/01/2022(Insured by BAM)	400,000	423,260
City of Whiting IN,
1.850%, 06/01/2044(Mandatory Tender Date 10/01/2019)(1)	175,000	174,507
County of Lake IN,
4.000%, 07/15/2021(Insured by AGM)	100,000	105,766
Hammond Sanitary District,
5.000%, 01/15/2021(Insured by BAM)	445,000	477,814
Indiana Bond Bank:
5.250%, 10/15/2019	80,000	83,452
2.543%, 10/15/2022 (3 Month LIBOR USD + 0.970%)(2)	200,000	200,016
Indiana Finance Authority:
5.250%, 10/01/2022(Callable 10/01/2021)	800,000	882,320
5.750%, 05/01/2031(Pre-refunded to 05/01/2019)	75,000	77,585
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)(1)	305,000	301,968
Indiana Health Facility Financing Authority,
2.881%, 05/01/2020(Insured by AMBAC)(1)(5)	25,000	24,746
Indiana Housing & Community Development Authority,
4.000%, 12/01/2027(Callable 06/01/2021)(Insured by GNMA)	410,000	417,323
Indianapolis Local Public Improvement Bond Bank,
5.000%, 06/01/2020	125,000	132,358
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022(Insured by ST)	215,000	237,061
Lafayette Redevelopment Authority,
3.000%, 07/15/2018	130,000	130,033
Michigan City School Building Corp.,
5.000%, 07/15/2023(Insured by ST)	350,000	394,275
Munster School Building Corp.,
4.000%, 07/15/2023(Insured by ST)	160,000	172,699
Vinton-Tecumseh School Building Corp.:
4.000%, 01/15/2020(Insured by ST)	275,000	283,684
4.000%, 07/15/2020(Insured by ST)	255,000	265,787
4.000%, 01/15/2021(Insured by ST)	265,000	278,295
4.000%, 07/15/2021(Insured by ST)	220,000	232,753
4.000%, 07/15/2022(Insured by ST)	385,000	412,528
5.000%, 01/15/2023(Insured by ST)	145,000	162,491
		6,829,866	2.8%
Iowa
City of Cedar Rapids IA,
2.625%, 08/15/2029(Insured by AMBAC)(1)(5)	830,000	811,532
City of Coralville IA,
4.000%, 06/01/2019	100,000	102,161
Iowa Finance Authority:
3.500%, 07/01/2046(Callable 01/01/2026)(Insured by GNMA)	240,000	247,164
1.810%, 07/01/2047 (SIFMA Municipal Swap Index + 0.300%) (Callable 11/02/2020)(Mandatory Tender Date 05/03/2021)(Insured by GNMA)(2)	1,000,000	1,000,020
4.000%, 07/01/2047(Callable 07/01/2027)(Insured by GNMA)	1,000,000	1,059,000
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018(Callable 07/30/2018)	1,115,000	1,115,112
Iowa Western Community College,
3.000%, 06/01/2021	500,000	513,210
		4,848,199	2.0%
Kansas
City of Hutchinson KS,
4.000%, 12/01/2018	200,000	201,042
City of Wichita KS,
3.000%, 09/01/2023(Callable 09/01/2022)	790,000	786,658
Johnson County Unified School District No 233 Olathe,
4.250%, 09/01/2028(Callable 09/01/2018)(Insured by AGM)	50,000	50,202
Kansas Development Finance Authority,
5.250%, 11/01/2028(Pre-refunded to 11/01/2018)(Insured by AGM)	50,000	50,629
Kansas Municipal Energy Agency,
5.000%, 04/01/2022(Insured by BAM)	515,000	570,064
State of Kansas Department of Transportation,
1.728%, 09/01/2019 (1 Month LIBOR USD + 0.400%)(2)	205,000	205,433
		1,864,028	0.8%
Kentucky
City of Owensboro KY,
0.000%, 01/01/2020(Insured by AMBAC)	25,000	24,171
County of Carroll KY,
1.050%, 09/01/2042(Mandatory Tender Date 09/01/2019)(1)	250,000	247,627
Kentucky Economic Development Finance Authority:
4.750%, 08/15/2019(Callable 08/15/2018)	125,000	125,395
4.750%, 08/15/2019(Pre-refunded to 08/15/2018)	125,000	125,493
6.000%, 06/01/2030(Pre-refunded to 06/01/2020)	190,000	204,810
6.375%, 06/01/2040(Pre-refunded to 06/01/2020)	330,000	358,037
6.500%, 03/01/2045(Pre-refunded to 06/01/2020)	950,000	1,032,925
Kentucky Infrastructure Authority,
5.000%, 02/01/2022	500,000	552,630
Kentucky Public Energy Authority,
4.000%, 04/01/2048(Callable 01/02/2024)(Mandatory Tender Date 04/01/2024)(1)	610,000	650,242
Louisville/Jefferson County Metropolitan Government:
1.250%, 06/01/2033(Mandatory Tender Date 06/03/2019)(1)	1,000,000	994,480
1.500%, 10/01/2033(Mandatory Tender Date 04/01/2019)(1)	150,000	149,613
		4,465,423	1.9%
Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.000%, 03/01/2020(Insured by BAM)	110,000	111,842
3.500%, 03/01/2022(Insured by BAM)	145,000	150,865
4.000%, 03/01/2024(Insured by BAM)	155,000	166,098
Calcasieu Parish School Board,
5.000%, 02/01/2025(Callable 02/01/2022)	115,000	125,314
City of New Orleans LA,
0.000%, 09/01/2018(Insured by AMBAC)	170,000	169,442
City of Shreveport LA,
5.000%, 08/01/2023(Insured by BAM)	150,000	169,149
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.500%, 10/01/2025(Pre-refunded to 10/01/2020)	50,000	54,015
5.625%, 10/01/2030(Pre-refunded to 10/01/2020)	80,000	86,644
5.750%, 09/01/2035(Pre-refunded to 09/01/2023)	75,000	88,161
5.875%, 10/01/2040(Pre-refunded to 10/01/2020)	780,000	849,046
6.000%, 10/01/2044(Pre-refunded to 10/01/2020)	125,000	136,406
6.000%, 10/01/2044(Pre-refunded to 10/01/2020)	315,000	343,744
Louisiana Public Facilities Authority:
0.000%, 10/01/2018	235,000	233,663
0.000%, 02/01/2020(ETM)	200,000	194,486
5.000%, 10/01/2023	255,000	282,571
Regional Transit Authority,
0.000%, 12/01/2021(Insured by NATL)	120,000	101,436
State of Louisiana Gasoline & Fuels Tax Revenue,
5.000%, 05/01/2024(Pre-refunded to 05/01/2022)	310,000	344,946
		3,607,828	1.5%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045(Callable 05/15/2025)	40,000	41,144
4.000%, 11/15/2045(Callable 11/15/2025)	530,000	553,039
		594,183	0.2%
Maryland
Maryland Community Development Administration,
3.750%, 09/01/2019	30,000	30,672
Maryland Health & Higher Educational Facilities Authority:
5.000%, 07/01/2018	25,000	25,000
5.000%, 07/01/2027(ETM)(Insured by AMBAC)	1,855,000	2,110,322
Montgomery County Housing Opportunites Commission,
4.000%, 07/01/2048(Callable 07/01/2026)	485,000	508,285
		2,674,279	1.1%
Massachusetts
Eaton Vance Municipal Bond Fund II,
2.560%, 07/01/2019 (SIFMA Municipal Swap Index + 1.050%)(Callable 07/30/2018)(2)(3)	100,000	100,073
Massachusetts Health & Educational Facilities Authority,
5.250%, 07/01/2038(Pre-refunded to 07/01/2018)	80,000	80,000
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044(Callable 06/01/2025)	160,000	166,829
4.000%, 12/01/2048(Callable 06/01/2027)(Insured by GNMA)	1,000,000	1,054,260
4.000%, 12/01/2048(Callable 06/01/2027)(Insured by GNMA)	700,000	739,578
Town of Ashburnham MA,
4.250%, 07/01/2021(Callable 07/30/2018)(Insured by AGC)	250,000	250,395
		2,391,135	1.0%
Michigan
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028(Callable 12/01/2018)	500,000	504,920
Carman-Ainsworth Community School District,
5.000%, 05/01/2019(Insured by BAM)	200,000	205,348
City of Detroit MI:
5.000%, 07/01/2020	265,000	280,306
7.000%, 07/01/2027(Callable 07/01/2019)(Insured by AGM)	50,000	52,648
City of Kalamazoo MI Wastewater System Revenue,
5.000%, 10/01/2023	50,000	56,897
City of Saginaw MI,
4.000%, 07/01/2020(Insured by AGM)	25,000	26,003
Davison Community Schools,
3.000%, 05/01/2022	190,000	193,165
Ecorse Public School District,
4.000%, 05/01/2022(Insured by Q-SBLF)	830,000	881,709
Essexville-Hampton Public Schools,
4.000%, 05/01/2022(Insured by Q-SBLF)	325,000	347,097
Fruitport Community Schools:
4.000%, 05/01/2020(Insured by Q-SBLF)	65,000	67,392
4.000%, 05/01/2021(Insured by Q-SBLF)	100,000	105,526
4.000%, 05/01/2023(Insured by Q-SBLF)	135,000	145,940
Jenison Public Schools,
3.500%, 05/01/2021(Callable 05/01/2020)	250,000	256,012
Karegnondi Water Authority:
4.000%, 11/01/2019	200,000	205,636
5.000%, 11/01/2020	100,000	106,740
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	101,621
5.000%, 07/01/2025(Callable 07/01/2024)(Insured by AGM)	475,000	538,180
2.179%, 10/15/2038 (1 Month LIBOR USD + 0.750%)(Callable 04/15/2020)(Mandatory Tender Date 10/15/2020)(2)	350,000	352,856
1.948%, 12/01/2039 (1 Month LIBOR USD + 0.540%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(2)	100,000	100,404
1.100%, 11/15/2046(Mandatory Tender Date 08/15/2019)(1)	100,000	99,163
Michigan State Hospital Finance Authority:
1.625%, 11/01/2027(Mandatory Tender Date 11/01/2019)(1)	145,000	144,497
1.900%, 11/15/2047(Mandatory Tender Date 04/01/2021)(1)	290,000	289,150
Pinckney Community Schools,
5.000%, 05/01/2021(Insured by Q-SBLF)	100,000	108,291
Public Schools of South Haven,
4.000%, 05/01/2020(Insured by AGM)	50,000	51,932
Royal Oak Hospital Finance Authority,
5.000%, 09/01/2019	50,000	51,859
South Lake Schools:
4.000%, 11/01/2021(Insured by Q-SBLF)	425,000	448,009
4.000%, 05/01/2022(Insured by Q-SBLF)	290,000	306,539
Wayne County Airport Authority,
5.000%, 12/01/2018	300,000	304,245
Western Michigan University,
5.000%, 11/15/2025(Callable 11/15/2021)	75,000	82,495
White Cloud Public Schools,
4.000%, 05/01/2019(Insured by Q-SBLF)	30,000	30,557
Ypsilanti School District,
4.000%, 05/01/2020(Insured by Q-SBLF)	50,000	51,904
		6,497,041	2.7%
Minnesota
City of Maple Grove MN,
4.000%, 05/01/2022	600,000	636,024
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority:
2.851%, 08/01/2027(Insured by NATL)(1)(5)	25,000	24,379
2.776%, 08/01/2028(Insured by NATL)(1)(5)	175,000	170,607
City of Minneapolis MN/St. Paul Metropolitan Airports Commission:
5.000%, 01/01/2022	1,000,000	1,102,550
5.000%, 01/01/2025	125,000	145,170
City of Plato MN,
4.000%, 04/01/2022	265,000	278,534
City of Rochester MN,
1.700%, 12/01/2020(Mandatory Tender Date 12/01/2019)(1)	150,000	149,729
County of Kanabec MN,
2.750%, 12/01/2019(Callable 12/01/2018)	400,000	400,284
Housing & Redevelopment Authority of The City of St Paul Minnesota,
2.200%, 09/01/2021(Callable 03/01/2020)(Mandatory Tender Date 09/01/2020)(1)	750,000	752,550
Jordan Independent School District No. 717,
5.000%, 02/01/2035(Callable 02/01/2023)(Insured by SD CRED PROG)	1,000,000	1,109,770
Minnesota Higher Education Facilities Authority,
5.000%, 04/01/2023	100,000	112,450
Minnesota Housing Finance Agency:
2.900%, 01/01/2025(Insured by GNMA)	70,000	70,662
4.000%, 01/01/2047(Callable 01/01/2026)(Insured by GNMA)	430,000	448,176
4.000%, 07/01/2047(Callable 01/01/2027)(Insured by GNMA)	720,000	753,523
Plymouth Intermediate District No. 287:
4.000%, 05/01/2020	25,000	25,943
5.000%, 05/01/2022	105,000	114,602
Prior Lake-Savage Independent School District No. 719,
0.000%, 02/01/2022(Insured by SD CRED PROG)	655,000	606,969
University of Minnesota,
5.500%, 07/01/2021(ETM)	310,000	331,948
		7,233,870	3.0%
Mississippi
Mississippi Business Finance Corp.,
1.950%, 05/01/2037(Optional Put Date 11/01/2018)(1)	878,000	878,817
Mississippi Development Bank,
5.000%, 03/01/2024(Insured by AGM)	50,000	56,165
Mississippi Home Corp.,
3.050%, 06/01/2019(Insured by GNMA)	140,000	141,674
Southwest Mississippi Regional Medical Center,
2.100%, 06/01/2019(Callable 12/01/2018)	150,000	149,901
State of Mississippi,
1.658%, 09/01/2027 (1 Month LIBOR USD + 0.330%)(Callable 03/01/2020)(Mandatory Tender Date 09/01/2020)(2)	350,000	350,690
University of Southern Mississippi,
2.000%, 09/01/2018	95,000	95,098
		1,672,345	0.7%
Missouri
City of St. Louis MO,
5.000%, 07/01/2023(Insured by AGM)	415,000	469,046
Industrial Development Authority of the City of St. Louis MO,
3.875%, 11/15/2029(Callable 11/15/2026)	500,000	509,480
Kirkwood Industrial Development Authority,
8.000%, 05/15/2021(Pre-refunded to 05/15/2020)	420,000	457,787
Missouri Association of Rural Education,
3.000%, 04/15/2022(Callable 07/30/2018)	300,000	300,063
Missouri Housing Development Commission,
4.000%, 05/01/2042(Callable 11/01/2026)(Insured by GNMA)	695,000	732,676
Move Rolla Transportation Development District,
3.750%, 06/01/2029(Callable 06/01/2026)	435,000	439,150
St. Charles County School District No. R-IV,
0.000%, 03/01/2027(Pre-refunded to 03/01/2019)(Insured by ST)	95,000	58,199
State of Missouri Environmental Improvement & Energy Resources Authority,
1.855%, 12/01/2022(Insured by NATL)(1)(5)	275,000	270,454
State of Missouri Health & Educational Facilities Authority:
4.000%, 02/01/2019	260,000	263,073
2.728%, 06/01/2020(Insured by AMBAC)(1)(5)	50,000	49,754
5.000%, 02/01/2022	215,000	232,976
5.000%, 05/15/2022	80,000	88,226
		3,870,884	1.6%
Montana
Montana Board of Housing,
4.000%, 06/01/2049(Callable 12/01/2027)(Insured by FHA)	1,275,000	1,349,906
Montana Facility Finance Authority,
5.000%, 07/01/2025	110,000	128,855
		1,478,761	0.6%
Nebraska
Central Plains Energy Project:
5.000%, 08/01/2039(Mandatory Tender Date 12/01/2019)(1)	250,000	260,880
5.000%, 09/01/2042(Callable 09/01/2022)	600,000	656,424
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	50,000	51,325
Gering School District:
5.000%, 12/01/2026(Callable 05/30/2022)	115,000	126,676
5.000%, 12/01/2027(Callable 05/30/2022)	100,000	110,074
Nebraska Investment Finance Authority,
3.000%, 09/01/2043(Callable 09/01/2023)(Insured by GNMA)	1,015,000	1,025,627
		2,231,006	0.9%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	95,000	95,033
Las Vegas Redevelopment Agency,
5.000%, 06/15/2023	250,000	279,298
Nevada Housing Division,
4.400%, 04/01/2029(Callable 10/01/2021)(Insured by GNMA)	100,000	103,045
		477,376	0.2%
New Hampshire
New Hampshire Health and Education Facilities Authority Act,
1.500%, 05/01/2026(Callable 06/29/2018)(Optional Put Date 07/06/2018)(1)	750,000	750,000	0.3%

New Jersey
Cape May County Industrial Pollution Control Financing Authority,
6.800%, 03/01/2021(Insured by NATL)	85,000	93,748
City of Atlantic City NJ,
5.000%, 03/01/2022(Insured by BAM)	100,000	108,399
City of Bayonne NJ,
5.000%, 07/15/2022(Insured by AGM)	475,000	523,165
City of Trenton NJ:
4.000%, 07/15/2022(Insured by AGM)	500,000	527,420
4.000%, 07/15/2023(Insured by AGM)	200,000	212,448
Landis Sewage Authority,
4.500%, 09/19/2019(Insured by NATL)(1)(5)	50,000	50,000
New Jersey Economic Development Authority:
5.250%, 09/01/2019	250,000	259,097
5.000%, 03/01/2020	135,000	140,790
5.000%, 07/15/2021	100,000	106,354
5.000%, 07/15/2022	240,000	258,672
0.000%, 07/01/2024(ETM)(Insured by NATL)	115,000	98,445
3.125%, 07/01/2029(Callable 07/01/2027)	300,000	294,105
New Jersey Educational Facilities Authority:
5.000%, 07/01/2022	150,000	165,312
5.000%, 07/01/2035(Pre-refunded to 07/01/2018)(Insured by AGM)	75,000	75,000
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019(ETM)	105,000	107,392
4.250%, 11/15/2021(Callable 11/15/2020)	70,000	73,821
5.250%, 07/01/2024(Pre-refunded to 07/01/2019)	75,000	77,705
5.000%, 07/01/2025(Insured by AGM)	50,000	57,012
New Jersey Higher Education Student Assistance Authority,
5.250%, 06/01/2020(Callable 06/01/2019)	100,000	102,973
New Jersey Housing & Mortgage Finance Agency:
1.350%, 02/01/2020(Mandatory Tender Date 02/01/2019)(1)	100,000	99,765
4.500%, 10/01/2048(Callable 10/01/2027)	1,000,000	1,071,170
New Jersey Sports & Exposition Authority,
4.500%, 09/01/2022(Callable 09/01/2018)(Insured by ST)	300,000	301,083
New Jersey Transportation Trust Fund Authority:
5.000%, 06/15/2019	100,000	102,789
5.250%, 12/15/2019	35,000	36,571
5.000%, 06/15/2021(Callable 07/25/2018)	185,000	185,415
Town of West New York NJ,
4.000%, 04/15/2019(Insured by MAC)	200,000	203,624
Township of Irvington NJ,
0.000%, 07/15/2018(Insured by AGM)	50,000	49,969
		5,382,244	2.2%
New Mexico
Montecito Estates Public Improvement District,
2.000%, 10/01/2018(Insured by BAM)	100,000	100,157
New Mexico Educational Assistance Foundation,
4.000%, 09/01/2020	100,000	104,445
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	400,000	412,976
New Mexico Mortgage Finance Authority:
5.300%, 09/01/2040(Callable 09/01/2019)(Insured by GNMA)	40,000	41,421
3.500%, 03/01/2045(Callable 03/01/2026)	35,000	36,053
3.750%, 03/01/2048(Callable 03/01/2027)(Insured by GNMA)	330,000	343,721
New Mexico Municipal Energy Acquisition Authority,
2.078%, 11/01/2039 (1 Month LIBOR USD + 0.750%)(Callable 02/01/2019)(Mandatory Tender Date 08/01/2019)(2)	940,000	940,883
		1,979,656	0.8%
New York
Brooklyn Arena Local Development Corp.,
5.000%, 07/15/2020	100,000	106,010
City of New York NY,
5.000%, 08/01/2022	160,000	178,837
City of Yonkers NY,
5.000%, 03/15/2024(Callable 03/15/2021)(Insured by AGM)	50,000	54,294
County of Rockland NY,
5.000%, 03/01/2023(Insured by AGM)	415,000	466,589
Housing Development Corp.,
2.000%, 11/01/2057(Callable 08/01/2020)(Mandatory Tender Date 12/31/2021)(1)	100,000	99,899
Long Island Power Authority,
2.038%, 05/01/2033 (1 Month LIBOR USD + 0.650%)(Callable 07/30/2018)(Mandatory Tender Date 11/01/2018)(2)	75,000	75,013
Metropolitan Transportation Authority:
1.880%, 11/01/2028 (SIFMA Municipal Swap Index + 0.370%)(Callable 07/30/2018)(Mandatory Tender Date 11/01/2018)(2)	175,000	175,005
2.090%, 11/01/2031 (SIFMA Municipal Swap Index + 0.580%)(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(2)	600,000	601,806
2.048%, 11/01/2032 (1 Month LIBOR USD + 0.680%)(Mandatory Tender Date 04/06/2021)(Insured by AGM)(2)	100,000	100,884
1.960%, 11/01/2034 (SIFMA Municipal Swap Index + 0.450%)(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(2)	50,000	50,100
4.000%, 11/15/2034(Callable 08/15/2019)(Mandatory Tender Date 11/15/2019)(1)	540,000	553,975
Monroe County Industrial Development Corp.:
5.000%, 10/01/2018	135,000	136,037
5.000%, 10/01/2019	145,000	150,043
5.000%, 10/01/2020	100,000	105,960
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046(Callable 11/15/2019)	1,000,000	1,034,860
New York City Transitional Finance Authority:
5.000%, 11/01/2018	50,000	50,602
1.650%, 08/01/2023(Optional Put Date 06/29/2018)(1)	200,000	200,000
New York State Dormitory Authority:
4.000%, 12/01/2018	200,000	201,452
5.250%, 05/15/2021	100,000	107,686
5.000%, 12/15/2021	45,000	49,748
New York State Housing Finance Agency,
1.250%, 11/01/2018(Insured by GNMA)	15,000	14,985
State of New York Mortgage Agency:
3.500%, 10/01/2043(Callable 04/01/2023)	350,000	359,139
4.000%, 10/01/2046(Callable 04/01/2025)	495,000	516,275
Town of Oyster Bay NY,
3.000%, 03/01/2020(Insured by AGM)	200,000	203,084
Triborough Bridge & Tunnel Authority:
1.828%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021)(2)	525,000	526,360
1.923%, 01/01/2031 (1 Month LIBOR USD + 0.580%)(Callable 11/01/2018)(Mandatory Tender Date 12/01/2018)(2)	820,000	820,721
1.678%, 01/01/2033 (1 Month LIBOR USD + 0.350%)(Callable 06/03/2019)(Mandatory Tender Date 12/03/2019)(2)	30,000	30,027
Utility Debt Securitization Authority,
5.000%, 12/15/2025(Callable 12/15/2023)	210,000	241,204
Yonkers Industrial Development Agency,
5.000%, 06/01/2019(ETM)	275,000	283,368
		7,493,963	3.1%
North Carolina
Durham Housing Authority,
1.800%, 01/01/2021(Mandatory Tender Date 01/01/2020)(1)	75,000	74,758
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022(Insured by AGC)	100,000	108,674
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021(ETM)	610,000	656,323
5.000%, 01/01/2021(ETM)	710,000	765,721
6.000%, 01/01/2022(ETM)	1,255,000	1,426,797
North Carolina Housing Finance Agency,
4.000%, 07/01/2048(Callable 07/01/2027)(Insured by GNMA)	425,000	449,629
North Carolina Medical Care Commission:
5.000%, 11/01/2018	25,000	25,313
5.750%, 01/01/2035(Pre-refunded to 01/01/2021)	120,000	131,296
North Carolina Municipal Power Agency,
5.000%, 01/01/2020(ETM)	1,000,000	1,031,220
State of North Carolina:
5.000%, 03/01/2020	300,000	315,582
5.000%, 05/01/2024(Callable 05/01/2023)	1,250,000	1,414,950
Wilmington Housing Authority,
1.500%, 10/01/2020(Mandatory Tender Date 10/01/2019)(1)	500,000	497,730
		6,897,993	2.9%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041(Callable 07/30/2018)	565,000	550,948
City of West Fargo ND,
5.000%, 05/01/2022	200,000	220,134
County of Burleigh ND,
4.500%, 07/01/2032(Pre-refunded to 07/01/2022)	325,000	354,868
County of Ward ND,
4.000%, 04/01/2024(Callable 04/01/2023)(Insured by AGM)	500,000	530,350
Jamestown Park District,
2.900%, 07/01/2035(Callable 07/16/2018)	995,000	976,274
North Dakota Housing Finance Agency,
4.000%, 07/01/2048(Callable 01/01/2027)	270,000	284,612
		2,917,186	1.2%
Ohio
Adams County/Ohio Valley Local School District,
4.000%, 12/01/2020	750,000	778,650
City of Bowling Green OH:
4.500%, 06/01/2019(ETM)	35,000	35,904
5.000%, 06/01/2020(ETM)	100,000	106,120
City of Hamilton OH,
4.000%, 10/15/2023(Pre-refunded to 10/15/2019)(Insured by AGC)	25,000	25,755
County of Holmes OH,
3.000%, 12/01/2022(Callable 12/01/2018)(Insured by AGM)	250,000	251,158
County of Licking OH,
3.000%, 05/09/2019	600,000	605,856
County of Lorain OH:
2.000%, 12/01/2018	205,000	205,383
4.000%, 12/01/2020	140,000	146,996
County of Richland OH,
3.250%, 02/01/2019	150,000	151,197
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	140,000	160,353
Groveport-Madison Local School District,
4.000%, 12/01/2024(Callable 12/01/2022)(Insured by BAM)	50,000	52,920
Lancaster Port Authority,
1.948%, 08/01/2019 (1 Month LIBOR USD + 0.620%)(Callable 02/01/2019)(2)	70,000	70,042
Ohio Higher Educational Facility Commission,
5.000%, 12/01/2020	35,000	37,605
Ohio Housing Finance Agency,
4.000%, 03/01/2047(Callable 09/01/2025)(Insured by GNMA)	200,000	209,088
Oregon City School District,
0.000%, 12/01/2021	245,000	227,228
Shawnee State University,
2.000%, 06/01/2019(Insured by BAM)	250,000	250,470
Summit County Development Finance Authority,
2.000%, 11/15/2019	30,000	29,984
		3,344,709	1.4%
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028(Callable 10/01/2026)(6)	325,000	324,174
Cleveland County Justice Authority,
4.000%, 03/01/2020(Callable 03/01/2019)	125,000	126,780
Logan County Independent School District,
4.000%, 08/01/2020	25,000	26,038
Oklahoma Housing Finance Agency,
2.050%, 04/01/2021(Mandatory Tender Date 04/01/2020)(1)	725,000	725,007
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	852,795
Texas County Development Authority,
4.000%, 12/01/2023	675,000	726,287
Tulsa Industrial Authority,
3.000%, 10/01/2018	80,000	80,156
		2,861,237	1.2%
Oregon
Oregon State Facilities Authority:
2.510%, 10/01/2022 (SIFMA Municipal Swap Index + 1.000%)(Callable 07/30/2018)(Mandatory Tender Date 09/15/2018)(2)	965,000	965,579
4.750%, 03/15/2024(Callable 03/15/2020)	15,000	15,681
6.375%, 09/01/2040(Pre-refunded to 09/01/2020)	750,000	821,377
Port of Morrow OR,
4.000%, 06/01/2026(Callable 06/01/2019)	220,000	222,532
State of Oregon,
4.000%, 12/01/2048(Callable 12/01/2026)	1,000,000	1,056,940
State of Oregon Housing & Community Services Department,
3.500%, 07/01/2036(Callable 01/01/2025)	160,000	164,471
		3,246,580	1.4%
Pennsylvania
Allegheny County Higher Education Building Authority,
4.000%, 10/15/2018	365,000	366,945
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026(Callable 10/15/2021)	30,000	31,440
Bethlehem Area School District,
1.951%, 07/01/2031 (1 Month LIBOR USD + 0.480%)(Callable 11/02/2020) (Mandatory Tender Date 11/01/2021)(Insured by ST)(2)	500,000	500,705
Bethlehem Parking Authority,
2.000%, 10/01/2018(Insured by BAM)	100,000	100,120
Centennial School District Bucks County,
5.000%, 12/15/2022(Insured by ST)	50,000	56,106
Central Bucks School District,
4.000%, 05/15/2022(Pre-refunded to 05/15/2021)(Insured by ST)	50,000	52,815
Chester County Health & Education Facilities Authority:
5.000%, 11/01/2019	225,000	235,310
5.000%, 05/15/2031(Pre-refunded to 05/15/2020)	30,000	31,799
5.000%, 05/15/2040(Pre-refunded to 05/15/2020)	60,000	63,599
City of Erie PA,
0.000%, 11/15/2018(ETM)(Insured by AGM)	60,000	59,665
Coatesville School District,
5.000%, 08/01/2023(Insured by AGM)	150,000	168,003
Commonwealth Financing Authority:
5.000%, 06/01/2022	250,000	273,730
5.000%, 06/01/2023	225,000	250,949
Commonwealth of Pennsylvania,
3.750%, 10/01/2021(Callable 10/01/2019)	175,000	178,220
County of Allegheny PA,
2.130%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 07/30/2018)(Insured by AGM)(2)	70,000	68,995
Crawford Central School District,
5.000%, 02/01/2019(Callable 08/01/2018)(Insured by ST)	100,000	100,258
Delaware County Authority:
3.000%, 06/01/2019	170,000	170,896
4.000%, 06/01/2020	390,000	400,257
Delaware River Port Authority,
5.000%, 01/01/2022	110,000	120,073
East Allegheny School District,
0.000%, 11/15/2021(Insured by AGM)	480,000	438,120
Erie City Water Authority,
4.000%, 12/01/2025(Callable 12/01/2022)(Insured by AGM)	365,000	386,316
Erie Parking Authority,
2.000%, 09/01/2019(Insured by BAM)	105,000	105,336
Hollidaysburg Sewer Authority:
2.000%, 12/01/2018(Insured by BAM)	50,000	50,079
2.000%, 12/01/2019(Insured by BAM)	105,000	105,349
Indiana County Industrial Development Authority,
1.450%, 09/01/2020(Callable 03/01/2020)	320,000	314,320
Lancaster Higher Education Authority,
5.000%, 10/01/2022(Insured by BAM)	35,000	38,829
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	48,789
Northampton County General Purpose Authority,
2.449%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 02/15/2023)(Mandatory Tender Date 08/15/2024)(2)	75,000	75,117
Pennsylvania Economic Development Financing Authority,
5.000%, 03/01/2019	130,000	132,857
Pennsylvania Higher Educational Facilities Authority:
5.000%, 08/15/2024(Pre-refunded to 08/15/2021)	185,000	202,625
2.850%, 05/01/2034(Mandatory Tender Date 05/01/2021)(1)	500,000	501,745
Pennsylvania Housing Finance Agency:
3.700%, 10/01/2042(Callable 10/01/2021)	165,000	167,084
3.500%, 10/01/2046(Callable 10/01/2025)	210,000	215,733
4.000%, 10/01/2046(Callable 04/01/2026)	235,000	246,372
Pennsylvania Turnpike Commission:
2.390%, 12/01/2020 (SIFMA Municipal Swap Index + 0.880%)(Callable 06/01/2020)(2)	225,000	227,243
2.490%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%)(Callable 06/01/2021)(2)	855,000	868,235
5.000%, 12/01/2022	50,000	55,921
5.450%, 12/01/2035(Pre-refunded to 12/01/2020)(Insured by AGM)	40,000	43,489
Pittsburgh Water & Sewer Authority,
2.028%, 09/01/2040 (1 Month LIBOR USD + 0.640%)(Callable 06/01/2020) (Mandatory Tender Date 12/01/2020)(Insured by AGM)(2)	50,000	50,084
School District of Philadelphia:
5.000%, 09/01/2018(Insured by ST)	185,000	186,008
5.000%, 09/01/2019(Insured by ST)	500,000	518,235
5.000%, 06/01/2024	225,000	247,757
School District of Reading,
5.000%, 03/01/2024(Insured by AGM)	100,000	112,667
Scranton School District:
5.000%, 06/01/2019(Insured by ST)	100,000	102,464
2.198%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 10/01/2020) (Mandatory Tender Date 04/01/2021)(Insured by ST)(2)	290,000	290,922
Snyder County Higher Education Authority,
4.650%, 01/01/2023(Pre-refunded to 07/01/2018)	50,000	50,000
Somerset County General Authority,
2.000%, 10/01/2019(Insured by BAM)	155,000	155,606
Urban Redevelopment Authority of Pittsburgh,
2.250%, 12/01/2020(Callable 12/01/2019)(Mandatory Tender Date 06/01/2020)(1)	575,000	578,335
Washington County Industrial Development Authority/PA,
4.000%, 11/01/2020(Pre-refunded to 05/01/2020)	80,000	83,918
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020(Insured by BAM)	200,000	208,682
Wilkinsburg School District,
3.000%, 05/15/2020(Insured by AGM)	110,000	112,493
		10,150,615	4.2%
Puerto Rico
Commonwealth of Puerto Rico:
5.500%, 07/01/2018(Insured by NATL)	50,000	50,000
0.000%, 07/01/2019(Insured by NATL)(7)	50,000	48,013
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022(ETM)(Insured by NATL)	25,000	27,272
Puerto Rico Public Finance Corp.:
5.375%, 06/01/2019(Insured by AMBAC)	340,000	351,716
5.125%, 06/01/2024(Insured by AMBAC)	150,000	165,104
		642,105	0.3%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021(Insured by AGM)	395,000	411,973
Rhode Island Health & Educational Building Corp.,
5.000%, 05/15/2024(Insured by BAM)	500,000	567,510
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046(Callable 04/01/2025)	65,000	66,619
		1,046,102	0.4%
South Carolina
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	106,345
Scago Educational Facilities Corp. for Marro School District,
4.250%, 12/01/2029(Callable 12/01/2020)(Insured by AGM)	100,000	103,474
South Carolina Jobs-Economic Development Authority:
5.125%, 08/01/2020(Pre-refunded to 08/01/2019)	500,000	518,860
5.250%, 08/01/2030(Pre-refunded to 08/01/2023)	50,000	57,548
6.000%, 08/01/2031(Pre-refunded to 08/01/2021)(Insured by AGM)	50,000	56,035
6.500%, 08/01/2039(Pre-refunded to 08/01/2021)(Insured by AGM)	1,545,000	1,754,471
South Carolina State Housing Finance & Development Authority,
4.000%, 07/01/2036(Callable 07/01/2025)(Insured by GNMA)	285,000	298,284
		2,895,017	1.2%
Tennessee
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2020	75,000	80,111
Knox County Health Educational & Housing Facility Board,
4.000%, 04/01/2019	270,000	273,742
Montgomery County Health Educational & Housing Facilities Board,
1.750%, 12/01/2020(Mandatory Tender Date 12/01/2019)(Insured by HUD)(1)	380,000	379,419
Nashville & Davidson County Metropolitan Government:
2.050%, 04/01/2021(Mandatory Tender Date 04/01/2020)(1)	150,000	150,537
2.100%, 04/01/2021(Mandatory Tender Date 10/01/2020)(1)	250,000	250,818
1.550%, 11/15/2030(Mandatory Tender Date 11/03/2020)(1)	860,000	853,352
Tennessee Energy Acquisition Corp.:
5.250%, 09/01/2018	85,000	85,489
4.000%, 05/01/2048(Callable 02/01/2023)(Mandatory Tender Date 05/01/2023)(1)	555,000	591,064
Tennessee Housing Development Agency:
5.000%, 07/01/2029(Callable 07/30/2018)	390,000	390,000
4.000%, 01/01/2043(Callable 07/01/2027)	925,000	976,661
3.800%, 07/01/2043(Callable 01/01/2022)	130,000	130,464
4.000%, 01/01/2046(Callable 01/01/2025)	55,000	57,464
		4,219,121	1.8%
Texas
Bexar County Health Facilities Development Corp.:
4.000%, 07/15/2018	60,000	60,040
4.000%, 07/15/2019	75,000	76,349
Carrollton-Farmers Branch Independent School District,
5.000%, 02/15/2020(PSF Guaranteed)	125,000	131,630
Central Texas Turnpike System,
5.000%, 08/15/2042(Mandatory Tender Date 04/01/2020)(1)	1,500,000	1,575,135
City of Bullard TX,
3.000%, 09/01/2020(Insured by BAM)	135,000	137,092
City of Houston TX,
2.770%, 09/01/2033(Insured by AMBAC)(1)(5)	650,000	603,083
City of Mission TX,
4.000%, 02/15/2019(Insured by BAM)	100,000	101,447
City of Round Rock TX:
4.000%, 12/01/2023	30,000	32,279
4.000%, 12/01/2024	250,000	268,705
City of San Antonio TX Electric & Gas Systems Revenue,
3.000%, 12/01/2045(Mandatory Tender Date 12/01/2019)(1)	120,000	122,064
Clear Creek Independent School District:
1.450%, 02/15/2035(Mandatory Tender Date 08/14/2020)(PSF Guaranteed)(1)	285,000	282,352
1.350%, 02/15/2038(Mandatory Tender Date 08/15/2018)(PSF Guaranteed)(1)	50,000	49,985
Clifton Higher Education Finance Corp.:
4.000%, 08/15/2018	100,000	100,256
5.000%, 08/15/2018	100,000	100,395
Clyde Education Facilities Corp.,
4.000%, 08/15/2021(PSF Guaranteed)	140,000	147,288
Corpus Christi Independent School District,
2.000%, 08/15/2047(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(1)	250,000	250,685
County of Harris TX,
2.210%, 08/15/2021 (SIFMA Municipal Swap Index + 0.700%)(Callable 07/30/2018)(Mandatory Tender Date 08/15/2018)(2)	80,000	80,032
Cypress-Fairbanks Independent School District,
3.000%, 02/15/2036(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(1)	490,000	496,737
Dallas Independent School District:
5.000%, 02/15/2036(Mandatory Tender Date 02/15/2020)(PSF Guaranteed)(1)	200,000	209,952
5.000%, 02/15/2036(Pre-refunded to 02/15/2022)(PSF Guaranteed)(1)	5,000	5,541
5.000%, 02/15/2036(Mandatory Tender Date 02/15/2022)(PSF Guaranteed)(1)	350,000	384,780
Dawson Independent School District,
0.000%, 02/16/2019(PSF Guaranteed)	245,000	242,430
Decatur Hospital Authority,
5.750%, 09/01/2029(ETM)	1,710,000	2,045,348
Denton County Fresh Water Supply District No. 6:
4.000%, 02/15/2019(Insured by BAM)	150,000	152,077
4.000%, 02/15/2020(Insured by BAM)	175,000	181,076
Denton Independent School District,
2.000%, 08/01/2042(Pre-refunded to 08/01/2018)(PSF Guaranteed)(1)	55,000	55,024
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024(Insured by AGM)	320,000	355,504
Fort Bend County Municipal Utility District No. 58,
5.000%, 04/01/2019(Insured by BAM)	150,000	153,552
Fort Bend Independent School District:
1.350%, 08/01/2040(Callable 07/30/2018)(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	625,000	622,337
1.500%, 08/01/2042(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	375,000	367,665
Galveston County Municipal Utility District No. 6,
2.000%, 09/01/2020(Insured by BAM)	295,000	294,935
Generation Park Management District,
3.000%, 09/01/2018	160,000	160,301
Grand Parkway Transportation Corp.,
5.000%, 10/01/2052(Mandatory Tender Date 10/01/2023)(1)	385,000	434,646
Harlingen Consolidated Independent School District,
5.000%, 08/15/2021(PSF Guaranteed)	100,000	109,431
Harris County Cultural Education Facilities Finance Corp.:
2.090%, 12/01/2042 (SIFMA Municipal Swap Index + 0.580%)(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(2)	50,000	50,126
2.274%, 10/01/2045 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2019)(Mandatory Tender Date 06/01/2020)(2)	300,000	302,442
Harris County Health Facilities Development Corp.:
5.000%, 11/15/2032(Pre-refunded to 11/15/2018)(Insured by AGC)	75,000	75,988
5.125%, 11/15/2037(Pre-refunded to 11/15/2018)(Insured by AGC)	75,000	76,022
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023(Callable 09/01/2022)(Insured by BAM)	100,000	106,053
Harris County Municipal Utility District No. 196,
3.000%, 09/01/2021(Callable 09/01/2020)(Insured by BAM)	500,000	511,265
Harris County Municipal Utility District No. 26,
2.000%, 04/01/2019(Insured by AGM)	500,000	501,245
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021(Insured by AGM)	85,000	92,925
Harris County-Houston Sports Authority,
5.000%, 11/15/2020	250,000	266,947
Katy Independent School District,
1.939%, 08/15/2036 (1 Month LIBOR USD + 0.550%)(Callable 02/15/2019) (Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(2)	1,050,000	1,051,428
Lake Travis Independent School District,
2.625%, 02/15/2048(Mandatory Tender Date 02/15/2022)(PSF Guaranteed)(1)	970,000	985,258
Leander Independent School District:
0.000%, 08/15/2023(Pre-refunded to 08/15/2020)(PSF Guaranteed)	40,000	33,262
0.000%, 08/15/2036(Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	46,610
0.000%, 08/15/2045(Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,000,000	277,950
0.000%, 08/15/2046(Pre-refunded to 08/15/2024)(PSF Guaranteed)	550,000	143,649
Lower Colorado River Authority,
5.000%, 05/15/2024(Callable 05/15/2022)	125,000	137,805
Mansfield Independent School District,
2.500%, 08/01/2042(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	1,350,000	1,367,618
Matagorda County Hospital District,
5.000%, 02/15/2035(Pre-refunded to 08/15/2018)(Insured by FHA)	245,000	246,007
Mission Economic Development Corp.,
1.800%, 12/01/2018(1)	120,000	119,930
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2020(Insured by BAM)	350,000	361,935
4.000%, 04/01/2021(Insured by BAM)	175,000	183,150
New Hope Cultural Education Facilities Finance Corp.:
1.250%, 11/01/2018	100,000	99,803
3.000%, 07/01/2019	100,000	100,852
4.000%, 04/01/2020	50,000	51,592
3.000%, 07/01/2021	120,000	122,837
3.625%, 08/15/2022(Callable 08/15/2021)	100,000	99,110
4.000%, 06/15/2024	50,000	53,806
North East Independent School District,
2.000%, 08/01/2044(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	50,000	50,133
North Texas Higher Education Authority, Inc.,
3.212%, 07/01/2030 (3 Month LIBOR USD + 0.900%)(2)	35,000	34,993
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	27,484
6.250%, 01/01/2022(Callable 01/01/2019)	700,000	715,722
1.950%, 01/01/2038(Mandatory Tender Date 01/01/2019)(1)	400,000	399,904
Northside Independent School District:
5.000%, 08/15/2022(PSF Guaranteed)	100,000	111,923
1.750%, 06/01/2032(Callable 07/20/2018)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed)(1)	315,000	308,108
2.125%, 08/01/2040(Callable 08/01/2018)(Mandatory Tender Date 08/01/2020)(PSF Guaranteed)(1)	500,000	500,070
2.000%, 08/01/2044(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	500,000	501,325
2.000%, 06/01/2046(Mandatory Tender Date 06/01/2021)(PSF Guaranteed)(1)	590,000	587,840
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021(Insured by BAM)	25,000	27,421
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	228,711
Panhandle Regional Housing Finance Agency,
2.000%, 05/01/2021(Mandatory Tender Date 05/01/2020)(1)	1,000,000	1,000,170
Round Rock Independent School District,
1.500%, 08/01/2040(Callable 08/01/2018)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	300,000	294,222
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	27,418
San Antonio Water System,
2.000%, 05/01/2043(Mandatory Tender Date 11/01/2021)(1)	100,000	99,233
San Jacinto College District,
5.000%, 02/15/2034(Pre-refunded to 02/15/2019)	25,000	25,529
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	300,000	311,469
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023(Insured by BAM)	370,000	393,935
Southwest Texas Junior College District,
4.000%, 10/01/2023(Insured by BAM)	100,000	105,662
State of Texas:
5.000%, 08/01/2020	375,000	400,072
2.000%, 08/01/2025(Callable 07/30/2018)(Mandatory Tender Date 08/01/2019)(1)	180,000	180,200
Tarrant County Cultural Education Facilities Finance Corp.,
2.500%, 12/01/2018(Callable 07/20/2018)	105,000	105,022
Texas Department of Housing & Community Affairs,
4.050%, 07/01/2026(Callable 01/01/2021)(Insured by GNMA)	480,000	492,374
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	980,000	994,582
5.250%, 12/15/2021	120,000	131,675
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2021	140,000	152,467
5.000%, 12/15/2022	150,000	166,433
5.000%, 12/15/2023(Callable 12/15/2022)	180,000	199,238
Texas State Affordable Housing Corp.,
1.900%, 12/01/2020(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(1)	105,000	104,869
Texas State Public Finance Authority Charter School Finance Corp.,
6.000%, 08/15/2026(Pre-refunded to 02/15/2020)	250,000	266,528
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026(Mandatory Tender Date 10/01/2021)(1)	530,000	561,752
Town of Providence Village TX,
4.000%, 03/01/2024(Insured by BAM)	275,000	296,794
Travis County Health Facilities Development Corp.,
7.125%, 01/01/2046(Pre-refunded to 01/01/2021)	375,000	422,809
Travis County Housing Finance Corp.,
2.000%, 04/01/2021(Mandatory Tender Date 04/01/2020)(1)	1,000,000	999,820
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027(Pre-refunded to 07/01/2021)	50,000	54,940
Viridian Municipal Management District,
6.000%, 12/01/2023(Insured by BAM)	50,000	59,305
West Ranch Management District:
2.000%, 09/01/2018(Insured by MAC)	50,000	50,037
3.000%, 09/01/2019(Insured by MAC)	50,000	50,726
		29,296,683	12.2%
Utah
Utah Charter School Finance Authority,
4.000%, 04/15/2022(Insured by UT CSCE)	250,000	263,542
Utah Housing Corp.:
2.000%, 07/01/2021(Mandatory Tender Date 01/01/2021)(Insured by GNMA)(1)	250,000	249,033
4.000%, 01/01/2045(Callable 01/01/2026)(Insured by FHA)	85,000	88,930
		601,505	0.3%
Vermont
City of Burlington VT,
5.000%, 07/01/2023(Pre-refunded to 07/01/2021)	25,000	27,223
Vermont Economic Development Authority,
2.000%, 07/01/2020(Callable 07/01/2019)	350,000	343,004
Vermont Housing Finance Agency:
4.000%, 11/01/2044(Callable 11/01/2023)	110,000	115,028
4.000%, 11/01/2048(Callable 05/01/2027)	1,500,000	1,585,680
Vermont Public Power Supply Authority,
5.000%, 07/01/2022	380,000	418,942
		2,489,877	1.0%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	100,000	104,386	0.0%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025(Callable 11/01/2022)(Insured by ST)	330,000	344,480
City of Virginia Beach VA,
4.000%, 04/01/2027(Pre-refunded to 04/01/2022)(Insured by ST)	100,000	107,441
Colonial Heights Economic Development Authority,
1.800%, 01/01/2020(Mandatory Tender Date 07/01/2019)(1)	380,000	379,551
Stafford County & Staunton Industrial Development Authority,
5.500%, 02/01/2041(Pre-refunded to 02/01/2021)(Insured by ST)	30,000	32,672
Virginia Commonwealth University Health System Authority,
4.750%, 07/01/2041(Pre-refunded to 07/01/2021)	60,000	65,083
Virginia Resources Authority,
4.250%, 11/01/2040(Pre-refunded to 11/01/2020)	45,000	47,407
Wise County Industrial Development Authority,
2.150%, 10/01/2040(Mandatory Tender Date 09/01/2020)(1)	125,000	124,946
		1,101,580	0.5%
Washington
Central Puget Sound Regional Transit Authority,
2.210%, 11/01/2045 (SIFMA Municipal Swap Index + 0.700%)(Callable 07/16/2018)(Mandatory Tender Date 11/01/2018)(2)	50,000	50,000
Central Washington University,
4.000%, 05/01/2024(Callable 05/01/2023)	230,000	246,567
City of Seattle WA,
2.190%, 05/01/2045 (SIFMA Municipal Swap Index + 0.680%)(Callable 07/20/2018)(Mandatory Tender Date 11/01/2018)(2)	225,000	225,110
Grays Harbor County Public Hospital District No. 1,
3.000%, 08/01/2019(Callable 12/01/2018)	500,000	499,835
King County Housing Authority:
3.500%, 05/01/2021	300,000	310,629
3.500%, 05/01/2022	335,000	348,518
Washington Health Care Facilities Authority:
4.000%, 10/01/2019	225,000	231,370
5.000%, 10/01/2042(Mandatory Tender Date 10/01/2021)(1)	85,000	92,913
		2,004,942	0.8%
West Virginia
West Virginia Hospital Finance Authority,
5.125%, 09/01/2021(Callable 09/01/2019)	120,000	123,971	0.1%

Wisconsin
Campbellsport School District,
5.000%, 03/01/2022	540,000	595,496
City of Kenosha WI,
5.000%, 06/01/2021	200,000	217,356
City of Onalaska WI,
2.125%, 07/01/2019(Callable 04/01/2019)	535,000	536,439
Public Finance Authority:
4.000%, 12/01/2020	350,000	354,084
3.000%, 11/15/2022(Callable 11/15/2018)	250,000	250,545
8.375%, 06/01/2037(Pre-refunded to 06/01/2022)	1,075,000	1,303,212
8.625%, 06/01/2047(Pre-refunded to 06/01/2022)	1,250,000	1,534,275
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2021(ETM)(Insured by NATL)	30,000	27,971
State of Wisconsin:
5.000%, 05/01/2025(Callable 05/01/2023)	500,000	565,490
5.000%, 05/01/2026(Callable 05/01/2023)	60,000	67,859
5.000%, 05/01/2029(Pre-refunded to 05/01/2022)	100,000	111,077
Village of Somers WI,
3.000%, 05/01/2022	500,000	507,230
Village of Sussex WI Water System Revenue,
3.000%, 06/01/2023(Callable 06/01/2022)	1,155,000	1,178,539
West Allis West Milwaukee School District,
3.000%, 04/01/2019	150,000	149,974
Western Technical College District,
2.000%, 04/01/2019(Callable 07/30/2018)	125,000	125,042
Wisconsin Center District:
0.000%, 12/15/2018(Insured by NATL)	80,000	79,333
5.000%, 12/15/2022	15,000	16,771
5.250%, 12/15/2023(Insured by AGM)	80,000	88,684
5.250%, 12/15/2027(Insured by AGM)	25,000	28,731
Wisconsin Health & Educational Facilities Authority:
3.000%, 07/01/2018	25,000	25,000
4.200%, 08/15/2018(ETM)	100,000	100,331
5.000%, 11/15/2018	15,000	15,193
5.500%, 02/15/2019(Insured by AMBAC)	65,000	66,516
5.000%, 08/15/2020	55,000	58,437
2.650%, 11/01/2020(Callable 11/01/2019)	500,000	498,980
5.875%, 02/15/2022(Insured by BHAC)	25,000	27,647
4.000%, 09/15/2022	200,000	207,590
5.000%, 06/01/2023(Callable 06/01/2022)	65,000	70,967
5.250%, 08/15/2023(Pre-refunded to 08/15/2020)	410,000	439,327
4.000%, 09/15/2023(Callable 09/15/2022)	50,000	51,618
4.000%, 09/15/2024(Callable 09/15/2023)	360,000	371,066
4.500%, 06/01/2025(Pre-refunded to 06/01/2020)	500,000	523,990
5.000%, 07/01/2025(Callable 07/01/2024)	300,000	331,827
4.000%, 09/15/2025(Callable 09/15/2023)	300,000	308,070
4.000%, 09/15/2025(Callable 09/15/2022)	200,000	204,416
3.000%, 02/15/2035(Pre-refunded to 08/15/2025)	95,000	98,078
4.000%, 02/15/2038(Pre-refunded to 08/15/2025)	275,000	301,923
5.000%, 11/15/2043(Mandatory Tender Date 06/01/2020)(1)	100,000	105,789
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046(Callable 09/01/2025)(Insured by FNMA)	450,000	464,067
4.000%, 03/01/2048(Callable 03/01/2027)(Insured by FNMA)	495,000	520,938
		12,529,878	5.2%
Wyoming
Wyoming Community Development Authority,
4.000%, 12/01/2043(Callable 06/01/2027)	1,500,000	1,577,355	0.7%
Total Municipal Bonds (Cost $236,634,662)		236,219,972	98.3%
SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.81%(4)	563,026	563,026
Total Short-Term Investment (Cost $563,026)		563,026	0.2%
Total Investments (Cost $237,197,688)		236,782,998	98.5%
Other Assets in Excess of Liabilities		3,493,972	1.5%
TOTAL NET ASSETS		$240,276,970	100.0%
Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
HUD	US Department of Housing and Development
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(3)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $327,248, which represents 0.14% of total net assets.

(4)	7-Day Yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction.  The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Security in default.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2018 (Unaudited)
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$236,219,972	$–	$236,219,972
Total Long-Term Investments	–	236,219,972	–	236,219,972
Short-Term Investment
Money Market Mutual Fund	563,026	–	–	563,026
Total Short-Term Investment	563,026	–	–	563,026
Total Investments	$563,026	$236,219,972	$–	$236,782,998

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.   See the Fund's valuation policy in Note 2a to the financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets

LONG-TERM INVESTMENTS
Municipal Bonds
Alaska
City of Valdez AK,
5.000%, 06/30/2029(Callable 06/30/2022)	$1,225,000	$1,439,155	0.1%

Arizona
Arizona State University,
5.000%, 07/01/2032(Pre-refunded to 07/01/2022)	715,000	794,336
City of Tucson AZ,
5.000%, 07/01/2028(Callable 07/01/2025)	750,000	869,633
Industrial Development Authority of the City of Phoenix,
1.200%, 08/01/2019(Mandatory Tender Date 08/01/2018)(1)	1,205,000	1,204,614
		2,868,583	0.2%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018(ETM)	170,000	172,795
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	2,350,000	2,284,247
City of Rogers AR:
4.000%, 11/01/2025(Callable 05/01/2024)	570,000	613,519
4.000%, 11/01/2026(Callable 05/01/2024)	680,000	728,872
4.000%, 11/01/2027(Callable 05/01/2024)	460,000	489,987
4.000%, 11/01/2028(Callable 05/01/2024)	125,000	132,389
		4,421,809	0.4%
California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050(Pre-refunded to 08/01/2021)(Insured by AGM)	875,000	73,867
Brea Redevelopment Agency:
0.000%, 08/01/2033(Callable 08/01/2027)	1,500,000	1,372,935
0.000%, 08/01/2034(Callable 08/01/2027)	1,750,000	1,593,497
California Infrastructure & Economic Development Bank,
5.000%, 07/01/2029(Pre-refunded to 01/01/2028)	150,000	182,442
Centinela Valley Union High School District,
5.000%, 08/01/2050(Callable 08/01/2022)(Insured by AGM)	385,000	425,552
Citrus Community College District,
0.000%, 08/01/2034(Callable 02/01/2024)	885,000	787,756
City of Bakersfield CA,
0.000%, 04/15/2021(ETM)	12,380,000	11,758,153
City of Pasadena CA,
4.250%, 06/01/2034(Callable 06/01/2023)	500,000	534,460
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021(ETM)	415,000	356,381
Contra Costa Transportation Authority,
5.000%, 03/01/2028(Callable 03/01/2025)	1,510,000	1,765,492
El Rancho Unified School District,
0.000%, 08/01/2035(Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	131,520
Mendocino-Lake Community College District,
0.000%, 08/01/2051(Pre-refunded to 08/01/2021)(Insured by AGM)	1,285,000	119,466
Metropolitan Water District of Southern California,
5.000%, 07/01/2032(Callable 01/01/2026)	4,555,000	5,383,463
Mount San Antonio Community College District,
0.000%, 08/01/2028(Callable 02/01/2028)	550,000	527,252
Newport Mesa Unified School District,
0.000%, 08/01/2027(Insured by NATL)	1,085,000	847,504
Northern California Power Agency,
7.500%, 07/01/2023(Pre-refunded to 07/01/2021)(Insured by AMBAC)	515,000	571,274
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040(Pre-refunded to 09/01/2021)(Insured by AGM)	815,000	182,707
Rio Hondo Community College District,
0.000%, 08/01/2042(Callable 08/01/2034)	6,385,000	6,767,717
Roseville Joint Union School District,
0.000%, 08/01/2039(Pre-refunded to 08/01/2021)(Insured by AGM)	105,000	24,814
San Diego Unified School District:
0.000%, 07/01/2033(Pre-refunded to 07/01/2024)	350,000	403,550
4.000%, 07/01/2034(Callable 07/01/2027)	1,000,000	1,066,930
4.000%, 07/01/2035(Callable 07/01/2027)	2,000,000	2,127,420
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020(ETM)	6,865,000	6,706,419
0.000%, 01/01/2023(ETM)	14,005,000	12,823,818
0.000%, 01/01/2027(ETM)	1,030,000	820,158
0.000%, 01/01/2028(ETM)	720,000	562,342
San Marcos Public Facilities Authority,
0.000%, 09/01/2019(ETM)	17,495,000	17,146,500
San Mateo Union High School District:
5.000%, 09/01/2033(Callable 09/01/2023)	190,000	213,839
5.000%, 09/01/2041(Callable 09/01/2023)	2,105,000	2,369,115
0.000%, 12/15/2043(Pre-refunded to 12/15/2024)(Insured by AMBAC)	1,295,000	1,402,524
San Ysidro School District:
0.000%, 08/01/2042(Pre-refunded to 08/01/2021)(Insured by AGM)	375,000	74,197
0.000%, 08/01/2043(Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	53,108
0.000%, 08/01/2044(Pre-refunded to 08/01/2021)(Insured by AGM)	150,000	25,419
0.000%, 08/01/2050(Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	55,629
Sutter Union High School District:
0.000%, 08/01/2036(Pre-refunded to 08/01/2025)	50,000	19,202
0.000%, 08/01/2037(Pre-refunded to 08/01/2025)	50,000	17,879
0.000%, 08/01/2041(Pre-refunded to 08/01/2025)	50,000	13,390
0.000%, 08/01/2043(Pre-refunded to 08/01/2025)	200,000	46,164
0.000%, 08/01/2044(Pre-refunded to 08/01/2025)	345,000	73,885
0.000%, 06/01/2050(Pre-refunded to 08/01/2025)	700,000	95,809
Tustin Unified School District,
0.000%, 08/01/2028(Callable 08/01/2021)	830,000	881,261
Victor Valley Union High School District:
0.000%, 08/01/2036(Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	226,848
0.000%, 08/01/2038(Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	180,486
0.000%, 08/01/2041(Pre-refunded to 08/01/2023)	545,000	179,027
0.000%, 08/01/2042(Pre-refunded to 08/01/2023)	2,000,000	617,880
0.000%, 08/01/2046(Pre-refunded to 08/01/2023)	200,000	48,384
0.000%, 08/01/2052(Pre-refunded to 08/01/2023)	790,000	131,258
Westminster School District,
0.000%, 08/01/2048(Callable 08/01/2023)(Insured by BAM)	5,020,000	787,538
		82,576,231	7.1%
Colorado
Brush School District No. RE-2J:
5.000%, 12/01/2030(Callable 12/01/2027)(Insured by BAM)	160,000	187,784
5.000%, 12/01/2031(Callable 12/01/2027)(Insured by BAM)	380,000	444,961
5.000%, 12/01/2032(Callable 12/01/2027)(Insured by BAM)	395,000	461,818
5.000%, 12/01/2035(Callable 12/01/2027)(Insured by BAM)	460,000	532,078
City of Colorado Springs CO,
5.000%, 12/15/2032(Pre-refunded to 12/15/2018)(Insured by AGM)	1,300,000	1,320,488
City of Fort Lupton CO,
4.000%, 12/01/2042(Callable 12/01/2027)(Insured by AGM)	850,000	885,190
Colorado Health Facilities Authority,
0.000%, 07/15/2022(ETM)	6,505,000	5,946,025
Colorado Housing & Finance Authority,
1.850%, 04/01/2020(Mandatory Tender Date 10/01/2019)(1)	3,900,000	3,900,429
Colorado School of Mines,
5.000%, 12/01/2027(Insured by ST)	175,000	207,769
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022(ETM)	36,700,000	33,501,595
0.000%, 10/01/2022(ETM)	23,665,000	21,602,595
Mesa County Valley School District No. 51,
5.500%, 12/01/2037(Callable 12/01/2027)(Insured by ST)	1,000,000	1,211,850
Regional Transportation District,
4.375%, 06/01/2039(Callable 06/01/2023)	5,725,000	6,004,437
		76,207,019	6.5%
Connecticut
City of Hartford CT,
4.000%, 04/01/2019(ETM)(Insured by ST)	845,000	858,858
Connecticut Housing Finance Authority,
4.000%, 11/15/2047(Callable 11/15/2026)	1,800,000	1,892,502
Harbor Point Infrastructure Improvement District,
7.875%, 04/01/2039(Pre-refunded to 04/01/2020)	100,000	110,456
State of Connecticut,
5.000%, 10/15/2020	4,395,000	4,669,468
		7,531,284	0.6%
District of Columbia
District of Columbia,
5.250%, 07/15/2038(Pre-refunded to 07/15/2018)(Insured by AGC)	150,000	150,193	0.0%

Florida
City of Miami Beach FL,
6.250%, 10/01/2022(ETM)(Insured by AMBAC)	1,260,000	1,374,131
City of Miramar FL:
5.000%, 10/01/2029(Callable 10/01/2027)	1,000,000	1,185,210
5.000%, 10/01/2030(Callable 10/01/2027)	1,000,000	1,181,630
5.000%, 10/01/2034(Callable 10/01/2027)	1,000,000	1,169,180
5.000%, 10/01/2035(Callable 10/01/2027)	1,000,000	1,166,530
City of Orlando FL,
5.000%, 11/01/2034(Callable 11/01/2027)(Insured by AGM)	1,000,000	1,136,350
City of Sunrise FL,
5.500%, 10/01/2018(ETM)(Insured by AMBAC)	885,000	893,797
City of Tallahassee FL Utility System Revenue:
5.000%, 10/01/2033(Callable 10/01/2024)	255,000	289,897
5.000%, 10/01/2034(Callable 10/01/2024)	1,000,000	1,133,160
5.000%, 10/01/2035(Callable 10/01/2024)	825,000	932,827
County of Miami-Dade FL:
4.500%, 10/01/2020	7,100,000	7,498,736
5.250%, 10/01/2022(Insured by AGM)	1,140,000	1,289,021
5.250%, 10/01/2030(ETM)(Insured by NATL)	1,960,000	2,403,313
County of Seminole FL,
6.000%, 10/01/2019(ETM)(Insured by NATL)	2,485,000	2,559,227
Escambia County Housing Finance Authority:
0.000%, 10/15/2018(ETM)	4,130,000	4,110,424
2.050%, 05/01/2021(Mandatory Tender Date 05/01/2020)(1)	1,500,000	1,503,735
Gulf Environmental Services, Inc.,
5.000%, 10/01/2018(ETM)(Insured by NATL)	365,000	368,230
Highlands County Health Facilities Authority:
1.500%, 11/15/2035(Callable 07/02/2018)(Optional Put Date 07/06/2018)(1)	3,300,000	3,300,000
1.500%, 11/15/2037(Callable 06/29/2018)(Optional Put Date 07/06/2018)(1)	2,000,000	2,000,000
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029(Pre-refunded to 08/15/2018)	2,950,000	2,964,632
8.000%, 08/15/2032(Pre-refunded to 08/15/2019)	2,065,000	2,227,061
JEA Water & Sewer System Revenue,
5.000%, 10/01/2028(Pre-refunded to 04/01/2024)	705,000	809,721
Lee County School Board,
5.000%, 08/01/2032(Callable 08/01/2026)	1,000,000	1,141,730
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021(ETM)(Insured by NATL)	750,000	800,542
Mid-Bay Bridge Authority:
6.875%, 10/01/2022(ETM)	4,675,000	5,160,919
6.875%, 10/01/2022(ETM)(Insured by AMBAC)	3,175,000	3,528,759
Orange County Housing Finance Authority,
1.150%, 12/01/2019(Mandatory Tender Date 12/01/2018)(1)	2,550,000	2,544,058
Orange County School Board:
5.000%, 08/01/2029(Pre-refunded to 08/01/2024)	165,000	191,451
5.000%, 08/01/2033(Callable 08/01/2026)	4,900,000	5,628,581
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027(Callable 09/01/2019)(Insured by GNMA)	410,000	417,815
Reedy Creek Florida
0.000%, 10/01/2030(3)	130,000	153,082
0.000%, 10/01/2031(3)	300,000	352,398
School Board of Miami-Dade County,
5.000%, 03/15/2039(Callable 03/15/2024)	2,000,000	2,228,020
School District of Broward County:
5.250%, 07/01/2022(Pre-refunded to 07/01/2021)	8,445,000	9,282,829
5.250%, 07/01/2023(Pre-refunded to 07/01/2021)	4,915,000	5,402,617
Seminole County School Board,
5.000%, 07/01/2035(Callable 07/01/2026)	145,000	164,926
State of Florida,
5.000%, 06/01/2022(Callable 06/01/2019)	13,800,000	14,235,252
Tampa Bay Water,
5.000%, 10/01/2019(ETM)	1,760,000	1,832,054
		94,561,845	8.1%
Georgia
Atlanta Development Authority:
5.000%, 09/01/2023(ETM)	2,350,000	2,670,540
5.000%, 09/01/2024(Pre-refunded to 09/01/2023)	810,000	920,484
5.000%, 09/01/2032(Pre-refunded to 09/01/2023)	1,275,000	1,448,910
Forsyth County Hospital Authority,
6.375%, 10/01/2028(ETM)	8,050,000	9,818,182
Georgia Housing & Finance Authority,
3.500%, 12/01/2046(Callable 12/01/2025)	1,180,000	1,214,869
Richmond County Development Authority:
0.000%, 12/01/2021(ETM)	1,835,000	1,712,257
0.000%, 12/01/2021(ETM)	4,025,000	3,755,768
		21,541,010	1.8%
Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024(ETM)(Insured by AGM)	385,000	337,703
City of Chicago IL,
5.000%, 01/01/2034(Pre-refunded to 01/01/2025)	2,065,000	2,388,771
Cook County Community High School District No. 233,
4.000%, 12/01/2026(Callable 06/01/2022)	3,695,000	3,873,505
Cook County Illinois School District No. 159:
0.000%, 12/01/2022(ETM)	2,000,000	1,814,400
0.000%, 12/01/2028(ETM)	55,000	40,839
Cook County Illinois School District No. 163:
6.000%, 12/15/2026(Insured by BAM)	1,165,000	1,398,140
5.000%, 12/15/2028(Insured by BAM)	1,305,000	1,486,095
Cook County School District No. 144,
4.500%, 12/01/2025(ETM)(Insured by AGM)	105,000	115,782
County of Du Page IL,
5.600%, 01/01/2021	520,000	549,292
Illinois Development Finance Authority:
0.000%, 07/15/2023(ETM)	26,630,000	23,394,721
0.000%, 07/15/2025(ETM)	44,955,000	36,867,146
Illinois Finance Authority:
6.250%, 05/01/2022(Pre-refunded to 05/01/2020)	2,550,000	2,756,907
5.000%, 12/01/2030(Pre-refunded to 12/01/2021)	6,825,000	7,492,007
6.625%, 11/01/2039(Pre-refunded to 05/01/2019)	395,000	411,278
Illinois Housing Development Authority:
3.100%, 02/01/2035(Callable 02/01/2026)	2,715,000	2,556,335
3.500%, 08/01/2046(Callable 02/01/2026)	885,000	906,612
4.000%, 08/01/2048(Callable 08/01/2027)(Insured by GNMA)(3)	900,000	946,629
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023(ETM)(Insured by AGM)	805,000	1,039,231
9.000%, 01/01/2023(Insured by AGM)	2,720,000	3,484,537
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021(Insured by AGM)	13,625,000	12,763,491
Lake County Community Consolidated School District No. 50:
5.000%, 01/01/2021(ETM)	910,000	979,105
5.000%, 01/01/2021	465,000	497,722
Madison County Community Unit School District No. 7,
4.000%, 12/01/2018(Insured by BAM)	500,000	504,250
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023(ETM)	2,310,000	2,537,997
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031(Callable 12/01/2021)	1,800,000	1,936,440
5.000%, 12/01/2034(Callable 12/01/2026)	295,000	329,040
Public Building Commission of Chicago,
7.000%, 01/01/2020(ETM)(Insured by NATL)	1,555,000	1,634,694
Regional Transportation Authority:
7.750%, 06/01/2020(Insured by NATL)	385,000	414,918
6.700%, 11/01/2021(Insured by NATL)	755,000	819,908
6.000%, 07/01/2022(Insured by NATL)	4,705,000	5,396,776
Southwestern Illinois Development Authority,
7.625%, 11/01/2048(Pre-refunded to 11/01/2023)	6,020,000	7,660,089
State of Illinois,
6.500%, 06/15/2022	145,000	153,993
Village of Oak Park IL,
2.000%, 11/01/2019	650,000	651,268
Village of Schaumburg IL,
4.000%, 12/01/2024(Callable 12/01/2022)	5,750,000	6,150,258
Will County Community High School District No. 210,
0.000%, 01/01/2025(ETM)(Insured by AGM)	25,000	20,896
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024(ETM)(Insured by NATL)	705,000	599,433
		134,910,208	11.5%

Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033(Callable 08/01/2022)	1,000,000	1,044,350
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026(Insured by ST)	1,125,000	1,308,634
5.000%, 01/15/2027(Insured by ST)	1,265,000	1,483,314
5.000%, 07/15/2028(Insured by ST)	1,000,000	1,191,270
5.000%, 01/15/2029(Insured by ST)	575,000	687,378
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020(Insured by NATL)	1,990,000	2,114,096
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)(1)	2,325,000	2,301,890
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029(Insured by ST)	475,000	557,436
5.000%, 07/15/2029(Insured by ST)	1,180,000	1,390,559
		12,078,927	1.0%
Iowa
Iowa Finance Authority,
4.000%, 07/01/2047(Callable 07/01/2027)(Insured by GNMA)	850,000	900,150
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033(Pre-refunded to 10/01/2021)	2,100,000	2,266,824
5.000%, 10/01/2038(Pre-refunded to 10/01/2021)	2,090,000	2,288,717
		5,455,691	0.5%
Kansas
City of Wichita KS:
5.000%, 11/15/2020(ETM)	1,120,000	1,201,570
5.000%, 11/15/2029(Pre-refunded to 11/15/2021)	40,000	43,928
5.000%, 11/15/2034(Pre-refunded to 11/15/2019)	1,060,000	1,107,329
		2,352,827	0.2%
Kentucky
Kentucky Infrastructure Authority:
5.000%, 02/01/2023(Pre-refunded to 02/01/2022)	70,000	77,496
5.000%, 02/01/2025(Pre-refunded to 02/01/2022)	70,000	77,496
5.000%, 02/01/2026(Pre-refunded to 02/01/2022)	75,000	83,032
		238,024	0.0%
Louisiana
Jefferson Parish Hospital Service District,
6.000%, 01/01/2039(Pre-refunded to 01/01/2021)	1,080,000	1,185,440
Louisiana Public Facilities Authority:
5.500%, 05/15/2027(Pre-refunded to 05/15/2026)	11,765,000	14,074,940
5.500%, 05/15/2032(Pre-refunded to 05/15/2026)	22,180,000	26,939,828
6.750%, 07/01/2039(Pre-refunded to 07/01/2019)	6,775,000	7,115,783
State of Louisiana:
5.000%, 11/15/2020(Callable 05/15/2020)	4,000,000	4,234,600
5.000%, 05/01/2027(Pre-refunded to 05/01/2022)	1,390,000	1,546,695
		55,097,286	4.7%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024(ETM)	1,220,000	1,371,463
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027(ETM)(Insured by AMBAC)	1,780,000	2,024,999
State of Maryland:
5.000%, 03/01/2021(Callable 03/01/2020)	1,000,000	1,054,140
4.000%, 06/01/2030(Callable 06/01/2024)	5,790,000	6,214,986
		10,665,588	0.9%
Massachusetts
Commonwealth of Massachusetts,
4.000%, 12/01/2022(Pre-refunded to 12/01/2019)	15,000,000	15,489,450
Massachusetts Clean Water Trust,
5.000%, 02/01/2031(Callable 02/01/2026)	2,125,000	2,478,451
Massachusetts Department of Transportation,
5.000%, 01/01/2020(ETM)	815,000	839,206
Massachusetts Development Finance Agency,
5.000%, 07/15/2033(Callable 07/15/2026)	625,000	734,100
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044(Callable 06/01/2025)	1,675,000	1,746,489
4.000%, 12/01/2048(Callable 06/01/2027)(Insured by GNMA)	1,615,000	1,702,630
Massachusetts Water Resources Authority,
6.500%, 07/15/2019(ETM)	815,000	827,029
		23,817,355	2.0%
Michigan
Algonac Community Schools:
4.000%, 05/01/2028(Callable 05/01/2027)(Insured by Q-SBLF)	175,000	185,273
4.000%, 05/01/2029(Callable 05/01/2027)(Insured by Q-SBLF)	370,000	390,261
4.000%, 05/01/2030(Callable 05/01/2027)(Insured by Q-SBLF)	470,000	494,266
Brighton Area School District,
5.000%, 05/01/2021(Insured by Q-SBLF)	500,000	540,450
Ecorse Public School District,
5.000%, 05/01/2027(Insured by Q-SBLF)	515,000	600,423
Fraser Public School District:
5.000%, 05/01/2024(Insured by Q-SBLF)	1,000,000	1,141,170
5.000%, 05/01/2026(Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,313,200
Michigan Finance Authority,
5.000%, 06/01/2027(Pre-refunded to 06/01/2022)	1,315,000	1,455,363
Michigan State Housing Development Authority,
4.000%, 06/01/2046(Callable 12/01/2025)	3,430,000	3,584,282
Pinckney Community Schools:
5.000%, 05/01/2022(Insured by Q-SBLF)	1,935,000	2,137,285
5.000%, 05/01/2023(Insured by Q-SBLF)	2,200,000	2,475,242
State of Michigan,
0.000%, 06/01/2022(ETM)(Insured by AMBAC)	2,000,000	1,840,240
Warren Consolidated Schools:
5.000%, 05/01/2033(Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	2,908,424
5.000%, 05/01/2035(Callable 05/01/2026)(Insured by Q-SBLF)	925,000	1,027,943
		20,093,822	1.7%
Minnesota
Housing & Redevelopment Authority of The City of St Paul Minnesota,
2.200%, 09/01/2021(Callable 03/01/2020)(Mandatory Tender Date 09/01/2020)(1)	1,140,000	1,143,876
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032(Callable 01/01/2027)	505,000	589,719
Minnesota Housing Finance Agency:
4.250%, 07/01/2028(Callable 01/01/2020)(Insured by GNMA)	145,000	147,484
4.500%, 07/01/2034(Callable 07/01/2021)(Insured by GNMA)	450,000	466,619
4.000%, 07/01/2047(Callable 01/01/2027)(Insured by GNMA)	540,000	565,142
University of Minnesota,
5.500%, 07/01/2021(ETM)	11,260,000	12,057,208
		14,970,048	1.3%
Mississippi
Mississippi Development Bank,
5.000%, 03/01/2029(Callable 03/01/2027)	825,000	949,319
Oxford School District,
4.000%, 05/01/2027	500,000	545,805
State of Mississippi,
5.000%, 10/01/2028(Callable 10/01/2027)	1,000,000	1,188,810
		2,683,934	0.2%
Missouri
Hazelwood School District,
4.000%, 03/01/2028(Callable 03/01/2026)(Insured by ST)	2,800,000	3,078,796
Missouri Housing Development Commission:
3.950%, 11/01/2040(Callable 05/01/2025)(Insured by GNMA)	2,625,000	2,692,226
4.000%, 05/01/2042(Callable 11/01/2026)(Insured by GNMA)	1,335,000	1,407,371
St. Charles County School District No. R-IV,
4.000%, 03/01/2029(Callable 03/01/2026)(Insured by ST)	600,000	651,474
Webster Groves School District:
4.000%, 03/01/2028(Callable 03/01/2026)	910,000	994,648
4.000%, 03/01/2029(Callable 03/01/2026)	1,370,000	1,492,478
		10,316,993	0.9%
Montana
Flathead County School District No. 44,
4.000%, 07/01/2036(Callable 07/01/2028)	210,000	222,428
Montana Facility Finance Authority:
5.000%, 07/01/2028(Callable 07/01/2027)	430,000	514,198
5.000%, 07/01/2029(Callable 07/01/2027)	535,000	634,087
		1,370,713	0.1%
Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	4,500,000	4,527,405	0.4%

Nevada
County of Clark NV,
5.000%, 07/01/2033(Callable 07/01/2024)	1,925,000	2,153,825	0.2%

New Hampshire
New Hampshire Health and Education Facilities Authority Act,
1.500%, 05/01/2026(Callable 06/29/2018)(Optional Put Date 07/06/2018)(1)	250,000	250,000
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028(Callable 01/01/2021)	1,030,000	1,070,963
State of New Hampshire,
5.000%, 07/01/2021(Callable 07/01/2020)	1,000,000	1,064,040
		2,385,003	0.2%
New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024(ETM)	1,410,000	1,623,939
New Jersey Economic Development Authority,
0.000%, 07/01/2025(ETM)(Insured by NATL)	100,000	82,667
New Jersey Health Care Facilities Financing Authority,
0.000%, 07/01/2023(ETM)(Insured by NATL)	180,000	160,254
New Jersey Housing & Mortgage Finance Agency,
4.500%, 10/01/2048(Callable 10/01/2027)	1,680,000	1,799,566
New Jersey Transportation Trust Fund Authority,
5.250%, 12/15/2020	5,000,000	5,317,350
New Jersey Turnpike Authority,
5.500%, 01/01/2025(Insured by BHAC)	2,100,000	2,489,319
		11,473,095	1.0%
New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029(Callable 06/01/2026)	2,615,000	2,840,125
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025(Callable 03/01/2020)(Insured by GNMA)	560,000	573,418
4.500%, 09/01/2028(Callable 03/01/2020)(Insured by GNMA)	210,000	213,925
3.550%, 09/01/2037(Callable 03/01/2027)(Insured by GNMA)	1,175,000	1,170,100
		4,797,568	0.4%
New York
City of New York NY:
5.250%, 08/15/2021(Callable 08/15/2018)	1,125,000	1,129,916
5.000%, 08/01/2022	5,000,000	5,588,650
Metropolitan Transportation Authority:
6.000%, 04/01/2020(ETM)(Insured by NATL)	7,225,000	7,580,109
5.000%, 11/15/2028(Pre-refunded to 11/15/2023)	210,000	242,134
5.000%, 11/15/2031(Pre-refunded to 05/15/2023)	1,000,000	1,140,930
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 08/01/2029(Callable 08/01/2026)	500,000	582,950
5.000%, 08/01/2033(Callable 08/01/2026)	2,835,000	3,260,930
New York City Water & Sewer System,
5.000%, 06/15/2032(Callable 12/15/2025)	6,500,000	7,488,520
New York State Dormitory Authority:
5.000%, 12/15/2023(Callable 12/15/2022)	6,685,000	7,540,814
5.000%, 02/15/2030(Callable 08/15/2026)	700,000	816,074
5.000%, 03/15/2030(Callable 03/15/2024)	6,665,000	7,556,177
5.000%, 03/15/2033(Callable 03/15/2025)	5,000,000	5,674,100
New York State Thruway Authority,
5.000%, 03/15/2022(Pre-refunded to 03/15/2019)	4,040,000	4,141,162
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,237,879
5.000%, 03/15/2032(Callable 03/15/2024)	6,000,000	6,802,260
		61,782,605	5.3%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021(Callable 07/30/2018)(ETM)	10,355,000	10,956,832
6.400%, 01/01/2021(ETM)	2,592,000	2,757,966
4.500%, 01/01/2024(Pre-refunded to 01/01/2022)	12,170,000	12,980,644
North Carolina Medical Care Commission,
5.750%, 01/01/2035(Pre-refunded to 01/01/2021)	525,000	574,418
State of North Carolina,
5.000%, 05/01/2024(Callable 05/01/2023)	1,000,000	1,131,960
		28,401,820	2.4%
North Dakota
County of Burleigh ND:
5.000%, 07/01/2025(Pre-refunded to 07/01/2021)	1,500,000	1,631,070
5.000%, 07/01/2029(Pre-refunded to 07/01/2021)	470,000	511,069
North Dakota Housing Finance Agency:
3.450%, 07/01/2037(Callable 07/01/2026)(Insured by FHA)	3,050,000	3,024,776
3.500%, 07/01/2046(Callable 01/01/2026)	1,550,000	1,598,980
		6,765,895	0.6%
Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027(Pre-refunded to 01/01/2022)	920,000	954,243
City of Bowling Green OH,
5.750%, 06/01/2031(Pre-refunded to 06/01/2020)	750,000	806,423
Cleveland Municipal School District,
5.000%, 12/01/2020(Insured by SD CRED PROG)	2,015,000	2,166,931
County of Lorain OH,
2.000%, 11/07/2018	1,000,000	1,001,050
County of Montgomery OH,
5.250%, 05/01/2029(Pre-refunded to 11/12/2023)	1,045,000	1,200,203
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024(ETM)(Insured by FHA)	1,200,000	1,029,468
Ohio Housing Finance Agency:
5.000%, 11/01/2028(Callable 05/01/2020)(Insured by GNMA)	400,000	409,324
3.500%, 09/01/2046(Callable 09/01/2025)(Insured by GNMA)	1,555,000	1,605,382
4.000%, 03/01/2047(Callable 09/01/2025)(Insured by GNMA)	6,055,000	6,330,139
State of Ohio:
5.000%, 06/15/2021	6,740,000	7,340,669
5.000%, 04/01/2027(Pre-refunded to 04/01/2022)	710,000	786,992
University of Akron/The,
5.000%, 01/01/2033(Callable 07/01/2026)	335,000	378,245
		24,009,069	2.0%
Oklahoma
Oklahoma Housing Finance Agency,
1.900%, 03/01/2021(Mandatory Tender Date 03/01/2020)(1)	885,000	883,841	0.1%

Oregon
State of Oregon:
4.000%, 12/01/2045(Callable 06/01/2025)	3,825,000	4,004,431
4.000%, 12/01/2048(Callable 12/01/2026)	3,250,000	3,435,055
State of Oregon Housing & Community Services Department,
4.000%, 01/01/2047(Callable 07/01/2025)	1,735,000	1,815,920
Washington County School District No. 1:
5.000%, 06/15/2034(Callable 06/15/2027)(Insured by SCH BD GTY)	1,000,000	1,165,340
5.000%, 06/15/2035(Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	697,662
		11,118,408	0.9%
Pennsylvania
Commonwealth Financing Authority,
4.000%, 06/01/2039(Callable 06/01/2028)(Insured by AGM)	1,500,000	1,527,030
Erie Sewer Authority,
5.125%, 06/01/2020(ETM)(Insured by AMBAC)	930,000	968,707
Latrobe Municipal Authority:
1.250%, 04/01/2019(Insured by BAM)	120,000	119,626
3.000%, 04/01/2020(Insured by BAM)	325,000	332,228
Pennsylvania Higher Educational Facilities Authority,
5.750%, 08/15/2041(Pre-refunded to 08/15/2021)	500,000	558,940
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046(Callable 10/01/2025)	1,695,000	1,741,273
3.700%, 10/01/2047(Callable 04/01/2027)	4,000,000	4,005,760
Pennsylvania Turnpike Commission,
6.000%, 12/01/2030(Callable 12/01/2027)(Insured by AGM)	1,360,000	1,693,594
Philadelphia Gas Works Co.,
7.000%, 05/15/2020(ETM)(Insured by NATL)	805,000	858,935
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020(ETM)	1,575,000	1,667,972
5.250%, 05/15/2023(Pre-refunded to 05/15/2020)	2,790,000	2,967,444
South Fork Municipal Authority:
5.500%, 07/01/2029(Pre-refunded to 07/01/2020)	2,450,000	2,625,297
5.375%, 07/01/2035(Pre-refunded to 07/01/2020)(Insured by AGC)	1,290,000	1,377,849
Westmoreland County Municipal Authority,
5.000%, 08/15/2027(Insured by BAM)	1,505,000	1,763,123
		22,207,778	1.9%
Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022(ETM)(Insured by AGM)	1,150,000	1,282,951
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024(Insured by AMBAC)	5,490,000	6,042,788
6.000%, 08/01/2026(ETM)	1,800,000	2,219,652
6.000%, 08/01/2026(ETM)(Insured by AGC)	950,000	1,171,483
6.000%, 08/01/2026(ETM)(Insured by AGC)	1,155,000	1,424,277
6.000%, 08/01/2026(ETM)(Insured by AGC)	1,585,000	1,954,527
5.500%, 08/01/2027(ETM)(Insured by AMBAC)	6,500,000	7,903,870
		21,999,548	1.9%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,764,650	0.5%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026(Callable 12/01/2023)	4,580,000	5,195,735
City of Columbia SC Waterworks & Sewer System Revenue,
5.000%, 02/01/2029(Callable 02/01/2028)	120,000	144,163
Piedmont Municipal Power Agency:
6.750%, 01/01/2020(ETM)	6,450,000	6,926,655
5.375%, 01/01/2025(ETM)(Insured by NATL)	5,645,000	6,600,981
South Carolina Educational Facilities Authority,
1.570%, 10/01/2039(Optional Put Date 06/29/2018)(1)	600,000	600,000
South Carolina Jobs-Economic Development Authority,
6.500%, 04/01/2042(Pre-refunded to 04/01/2020)	115,000	124,320
		19,591,854	1.7%
South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026(Insured by ST)	415,000	411,223
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021(Insured by ST)	150,000	146,417
South Dakota Housing Development Authority,
3.375%, 05/01/2033(Callable 05/01/2022)	340,000	342,972
		900,612	0.1%
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd:
0.000%, 06/01/2021(ETM)	1,315,000	1,240,979
4.875%, 11/01/2028(ETM)(Insured by NATL)	1,025,000	1,158,701
Shelby County Health Educational & Housing Facilities Board,
5.500%, 08/15/2019(ETM)(Insured by NATL)	1,630,000	1,665,632
Tennessee Housing Development Agency:
4.500%, 07/01/2028(Callable 01/01/2020)	730,000	735,833
3.900%, 07/01/2042(Callable 07/01/2027)	400,000	405,156
4.000%, 01/01/2043(Callable 07/01/2027)	1,325,000	1,399,001
3.650%, 07/01/2047(Callable 01/01/2027)	1,155,000	1,148,855
		7,754,157	0.7%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026(Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,572,623
Anna Independent School District,
5.000%, 08/15/2035(Callable 08/15/2026)(PSF Guaranteed)	910,000	1,043,752
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024(PSF Guaranteed)	1,025,000	1,118,982
5.000%, 08/15/2024(PSF Guaranteed)	1,010,000	1,159,773
5.000%, 08/15/2026(PSF Guaranteed)	500,000	583,305
4.000%, 08/15/2027(Callable 08/15/2026)(PSF Guaranteed)	865,000	942,504
5.000%, 02/15/2028(Callable 02/15/2025)(PSF Guaranteed)	1,675,000	1,913,503
4.000%, 08/15/2028(Callable 08/15/2026)(PSF Guaranteed)	850,000	923,576
5.000%, 08/15/2033(Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,632,412
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033(Callable 08/01/2025)	700,000	792,953
Burleson Independent School District,
5.000%, 08/01/2025(PSF Guaranteed)	1,240,000	1,446,051
City of Austin TX,
5.000%, 11/15/2024(Callable 11/15/2022)	3,000,000	3,353,130
City of El Paso TX,
4.000%, 03/01/2028(Callable 03/01/2026)	1,000,000	1,081,480
City of Houston TX:
0.000%, 12/01/2019(ETM)(Insured by AGM)	13,355,000	13,012,444
5.500%, 12/01/2024(ETM)(Insured by NATL)	1,835,000	2,139,115
5.500%, 12/01/2029(ETM)(Insured by NATL)	16,050,000	19,469,934
5.750%, 12/01/2032(ETM)(Insured by AGM)	6,715,000	9,060,079
City of San Antonio TX,
5.650%, 02/01/2019(ETM)	4,770,000	4,885,052
Conroe Independent School District:
5.000%, 02/15/2023(Pre-refunded to 02/15/2021)(PSF Guaranteed)	1,745,000	1,887,532
5.000%, 02/15/2023(Callable 02/15/2021)(PSF Guaranteed)	935,000	1,010,875
County of Bexar TX:
4.000%, 06/15/2030(Callable 06/15/2026)	150,000	160,977
5.000%, 06/15/2036(Callable 06/15/2026)	2,120,000	2,414,680
County of Harris TX:
5.750%, 10/01/2020(Pre-refunded to 10/01/2018)	175,000	176,846
5.000%, 10/01/2026(Callable 10/01/2025)	4,170,000	4,883,862
5.750%, 10/01/2028(Pre-refunded to 10/01/2018)	6,930,000	7,003,112
County of Montgomery TX,
5.000%, 03/01/2027(Pre-refunded to 03/01/2022)	665,000	737,312
Crowley Independent School District,
5.000%, 08/01/2036(Callable 08/01/2025)(PSF Guaranteed)	2,000,000	2,271,060
Dallas Independent School District,
5.000%, 02/15/2020(PSF Guaranteed)	2,410,000	2,537,826
Decatur Hospital Authority,
5.750%, 09/01/2029(ETM)	565,000	675,802
DeSoto Independent School District,
5.000%, 08/15/2032(Callable 08/15/2025)(Insured by BAM)	1,080,000	1,218,197
Ennis Independent School District,
5.000%, 08/15/2025(PSF Guaranteed)	1,145,000	1,340,291
Fort Bend Independent School District,
5.000%, 08/15/2024(PSF Guaranteed)	1,655,000	1,913,676
Godley Independent School District,
5.000%, 02/15/2023(PSF Guaranteed)	1,445,000	1,625,712
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021(PSF Guaranteed)	1,050,000	1,133,527
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024(PSF Guaranteed)	2,810,000	3,247,461
5.000%, 08/15/2025(PSF Guaranteed)	1,445,000	1,687,341
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048(Pre-refunded to 01/01/2023)	3,800,000	4,587,360
Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019(ETM)	2,995,000	3,071,792
5.750%, 07/01/2027(ETM)	5,000,000	6,034,800
Harris County Toll Road Authority,
5.000%, 08/15/2028(Callable 02/15/2028)	665,000	791,283
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020(PSF Guaranteed)	1,000,000	1,049,100
5.000%, 02/15/2026(Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,157,802
5.000%, 02/15/2034(Callable 02/15/2024)(PSF Guaranteed)	1,795,000	1,968,541
Humble Independent School District,
5.000%, 02/15/2021(PSF Guaranteed)	1,500,000	1,620,120
Irving Independent School District,
5.000%, 02/15/2025(Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,443,837
Keller Independent School District:
5.000%, 02/15/2022(PSF Guaranteed)	1,370,000	1,515,206
5.000%, 02/15/2023(PSF Guaranteed)	3,355,000	3,788,768
Killeen Independent School District,
4.000%, 02/15/2024(Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,202,777
La Porte Independent School District,
5.000%, 02/15/2025(PSF Guaranteed)	1,080,000	1,253,686
Lamar Consolidated Independent School District,
5.000%, 02/15/2026(Callable 02/15/2025)(PSF Guaranteed)	5,860,000	6,786,876
Leander Independent School District:
0.000%, 08/15/2037(Pre-refunded to 08/15/2024)(PSF Guaranteed)	345,000	159,973
0.000%, 08/15/2041(Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,122,568
0.000%, 08/15/2042(Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	496,680
0.000%, 08/15/2047(Pre-refunded to 08/15/2024)(PSF Guaranteed)	500,000	122,615
0.000%, 08/15/2048(Pre-refunded to 08/15/2024)(PSF Guaranteed)	625,000	144,131
Llano Independent School District,
5.000%, 02/15/2024(Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,429,741
Lower Colorado River Authority,
4.750%, 01/01/2028(ETM)(Insured by AGM)	1,200,000	1,346,460
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021(ETM)	1,980,000	2,356,992
Lubbock Independent School District,
4.000%, 02/15/2022(Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,036,020
Mansfield Independent School District:
5.000%, 02/15/2023(PSF Guaranteed)	1,725,000	1,943,161
5.000%, 02/15/2024(PSF Guaranteed)	1,905,000	2,180,996
Melissa Independent School District,
5.000%, 08/01/2036(Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,171,664
Mesquite Independent School District:
5.000%, 08/15/2024(PSF Guaranteed)	1,425,000	1,646,844
5.000%, 08/15/2025(PSF Guaranteed)	2,615,000	3,059,158
5.000%, 08/15/2025(PSF Guaranteed)	1,500,000	1,754,775
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023(ETM)	200,000	178,344
New Caney Independent School District:
5.000%, 02/15/2023(PSF Guaranteed)	1,000,000	1,126,940
5.000%, 02/15/2024(PSF Guaranteed)	1,030,000	1,179,814
Newark Higher Education Finance Corp.:
4.000%, 08/15/2020(PSF Guaranteed)	355,000	370,315
4.000%, 08/15/2022(PSF Guaranteed)	215,000	229,972
5.000%, 08/15/2024(PSF Guaranteed)	135,000	154,359
North East Independent School District:
5.000%, 08/01/2021(PSF Guaranteed)	6,095,000	6,657,142
5.000%, 02/01/2024(PSF Guaranteed)	2,930,000	3,358,366
North Texas Tollway Authority:
0.000%, 09/01/2037(Pre-refunded to 09/01/2031)	2,130,000	916,752
0.000%, 09/01/2043(Pre-refunded to 09/01/2031)	4,425,000	1,213,822
0.000%, 09/01/2043(Pre-refunded to 09/01/2031)	2,085,000	2,280,177
0.000%, 09/01/2045(Pre-refunded to 09/01/2031)	755,000	903,493
Northside Independent School District,
5.000%, 08/15/2025(PSF Guaranteed)	1,000,000	1,169,140
Northwest Independent School District,
4.000%, 02/15/2027(Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,348,933
Pasadena Independent School District,
5.000%, 02/15/2022(Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,202,806
Pflugerville Independent School District,
5.000%, 02/15/2025(Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,164,310
Port Arthur Independent School District,
5.000%, 02/15/2024(PSF Guaranteed)	1,700,000	1,949,203
Prosper Independent School District,
5.000%, 02/15/2031(Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,209,904
Retama Development Corp.,
8.750%, 12/15/2018(ETM)	2,035,000	2,100,425
San Angelo Independent School District,
5.000%, 02/15/2029(Callable 02/15/2024)(PSF Guaranteed)	1,500,000	1,698,690
San Antonio Water System,
2.000%, 05/01/2044(Mandatory Tender Date 11/01/2022)(1)	1,950,000	1,927,595
San Jacinto College District,
5.000%, 02/15/2026(Pre-refunded to 02/15/2021)	700,000	755,307
Sherman Independent School District,
5.000%, 02/15/2026(Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,036,191
Socorro Independent School District,
4.000%, 08/15/2033(Callable 02/15/2027)(PSF Guaranteed)	900,000	967,869
Spring Independent School District,
5.000%, 08/15/2019(Pre-refunded to 08/15/2018)(PSF Guaranteed)	1,020,000	1,024,315
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024(ETM)	6,065,000	6,785,158
Temple Independent School District,
4.000%, 02/01/2022(Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,175,709
Texas State Public Finance Authority,
6.200%, 02/15/2040(Pre-refunded to 02/15/2020)	395,000	422,038
Tomball Independent School District,
5.000%, 02/15/2025(PSF Guaranteed)	5,440,000	6,304,035
Town of Flower Mound TX,
5.000%, 03/01/2031(Callable 03/01/2024)	505,000	574,958
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027(Pre-refunded to 07/01/2021)	600,000	659,274
The University of Texas System,
5.000%, 08/15/2022	8,595,000	9,627,002
Wichita Falls Independent School District,
5.000%, 02/01/2024(PSF Guaranteed)	1,670,000	1,912,267
Wylie Independent School District,
6.750%, 08/15/2023(PSF Guaranteed)	1,010,000	1,233,937
Ysleta Independent School District:
5.000%, 08/15/2023(Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,114,258
5.000%, 08/15/2025(Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,789,357
		229,022,660	19.6%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022(Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	3,900,000	4,248,855
5.000%, 06/01/2023(Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	1,750,000	1,906,537
Timpanogos Special Service District:
4.000%, 06/01/2025(Callable 06/01/2024)	100,000	108,022
4.000%, 06/01/2027(Callable 06/01/2024)	375,000	401,250
4.000%, 06/01/2028(Callable 06/01/2024)	425,000	453,314
Utah Charter School Finance Authority:
5.000%, 04/15/2024(Insured by UT CSCE)	235,000	263,752
5.000%, 04/15/2037(Callable 04/15/2026)(Insured by UT CSCE)	500,000	553,920
Utah Housing Corp.,
4.000%, 01/01/2045(Callable 01/01/2026)(Insured by FHA)	2,065,000	2,160,486
		10,096,136	0.9%
Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036(Callable 11/01/2025)	1,680,000	1,692,886
4.000%, 05/01/2048(Callable 11/01/2026)(Insured by GNMA)	1,300,000	1,363,687
4.000%, 11/01/2048(Callable 05/01/2027)	695,000	734,698
		3,791,271	0.3%
Virginia
City of Bristol VA,
5.500%, 11/01/2018(ETM)(Insured by AGM)	560,000	567,599
Danville Industrial Development Authority,
5.250%, 10/01/2028(ETM)(Insured by AMBAC)	1,500,000	1,686,870
Virginia Housing Development Authority,
3.700%, 03/01/2023(Callable 03/01/2021)	75,000	78,207
		2,332,676	0.2%
Washington
Snohomish County Public Utility District No. 1,
6.800%, 01/01/2020(Callable 07/30/2018)(ETM)(Insured by NATL)	1,980,000	2,084,385
Snohomish County School District No. 201,
4.000%, 12/01/2021(Callable 12/01/2020)(Insured by SCH BD GTY)	4,500,000	4,735,800
State of Washington:
5.500%, 07/01/2023	5,040,000	5,705,179
5.000%, 08/01/2029(Callable 08/01/2026)	2,120,000	2,473,383
5.000%, 07/01/2032(Callable 01/01/2025)	6,005,000	6,822,701
5.000%, 08/01/2034(Callable 08/01/2023)	2,755,000	3,074,525
5.000%, 08/01/2038(Callable 08/01/2026)	975,000	1,114,688
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021(Callable 12/01/2020)(Insured by SCH BD GTY)	2,755,000	2,918,234
Washington Health Care Facilities Authority:
6.125%, 11/15/2031(Pre-refunded to 05/15/2021)	620,000	694,208
6.250%, 08/01/2036(Pre-refunded to 08/01/2018)(Insured by FHA)	8,100,000	8,130,375
6.250%, 11/15/2041(Pre-refunded to 05/15/2021)	4,845,000	5,441,710
		43,195,188	3.7%
Wisconsin
Public Finance Authority,
5.000%, 03/01/2025	525,000	601,246
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026(Insured by NATL)	795,000	940,922
0.000%, 12/15/2027(ETM)(Insured by NATL)	45,000	34,731
0.000%, 12/15/2029(ETM)(Insured by NATL)	210,000	152,395
State of Wisconsin:
5.000%, 05/01/2024(Callable 05/01/2023)	2,150,000	2,431,607
5.000%, 05/01/2032(Callable 05/01/2023)	5,000,000	5,586,700
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028(Pre-refunded to 06/01/2024)	510,000	586,908
5.000%, 06/01/2030(Pre-refunded to 06/01/2024)	10,500,000	12,083,400
5.000%, 06/01/2031(Pre-refunded to 06/01/2024)	7,975,000	9,177,630
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038(Callable 04/01/2023)	2,295,000	2,513,484
Wisconsin Center District:
4.000%, 12/15/2029(Callable 06/15/2026)	1,435,000	1,522,248
5.000%, 12/15/2030(Callable 06/15/2026)	775,000	880,966
5.000%, 12/15/2031(Callable 06/15/2026)	2,530,000	2,874,004
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2027(Pre-refunded to 08/15/2022)	1,750,000	1,949,097
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046(Callable 09/01/2025)(Insured by FNMA)	2,625,000	2,707,057
4.000%, 03/01/2048(Callable 03/01/2027)(Insured by FNMA)	1,830,000	1,925,892
		45,968,287	3.9%
Wyoming
Wyoming Community Development Authority,
4.000%, 12/01/2043(Callable 06/01/2027)	700,000	736,099	0.1%
Total Municipal Bonds (Cost $1,148,208,534)		1,157,007,995	98.8%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 1.81%(2)	1,178,465	1,178,465
Total Short-Term Investments (Cost $1,178,465)		1,178,465	0.1%
Total Investments (Cost $1,149,386,999)		1,158,186,460	98.9%
Other Assets in Excess of Liabilities		12,609,408	1.1%
TOTAL NET ASSETS		$1,170,795,868	100.0%

Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(2)	7-Day Yield.
(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2018 (Unaudited)
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,157,007,995	$–	$1,157,007,995
Total Long-Term Investments	–	1,157,007,995	–	1,157,007,995
Short-Term Investment
Money Market Mutual Fund	1,178,465	–	–	1,178,465
Total Short-Term Investment	1,178,465	–	–	1,178,465
Total Investments	$1,178,465	$1,157,007,995	$–	$1,158,186,460

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.   See the Fund's valuation policy in Note 2a to the financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Community College System,
5.000%, 10/01/2028(Callable 10/01/2026)(Insured by AGM)	$310,000	$357,421
Black Belt Energy Gas District,
4.000%, 08/01/2047(Callable 04/01/2022)(Mandatory Tender Date 07/01/2022)(1)	1,000,000	1,061,380
City of Birmingham AL:
5.000%, 03/01/2037(Callable 03/01/2023)(1)	30,000	32,892
0.000%, 03/01/2040(Callable 09/01/2025)	185,000	196,328
5.000%, 03/01/2043(Callable 03/01/2023)(1)	285,000	311,297
0.000%, 03/01/2045(Callable 09/01/2025)	650,000	696,273
City of Mobile Alabama Industrial Development Board,
1.625%, 07/15/2034(Mandatory Tender Date 10/02/2018)(1)	150,000	149,980
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031(Callable 12/01/2021)	1,000,000	1,081,580
Columbia Industrial Development Board,
1.570%, 12/01/2037(Optional Put Date 06/29/2018)(1)	225,000	225,000
County of Jefferson AL Sewer Revenue,
0.000%, 10/01/2025(Callable 10/01/2023)(Insured by AGM)	1,000,000	787,220
Eutaw Industrial Development Board,
1.570%, 06/01/2028(Optional Put Date 06/29/2018)(1)	300,000	300,000
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024(Callable 06/01/2021)	200,000	214,942
Town of Mulga AL,
3.000%, 08/15/2018(Insured by AGM)	200,000	200,380
		5,614,693	2.1%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029(Callable 06/01/2024)	225,000	252,441
4.000%, 06/01/2040(Callable 06/01/2021)	15,000	15,118
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020(Callable 12/01/2019)	1,250,000	1,266,337
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027(Callable 08/01/2023)	500,000	557,735
City of Valdez AK:
5.000%, 01/01/2021	435,000	466,050
5.000%, 06/30/2029(Callable 06/30/2022)	1,000,000	1,174,820
		3,732,501	1.4%
Arizona
Arizona Health Facilities Authority,
3.360%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/09/2019)(Mandatory Tender Date 02/05/2020)(2)	115,000	116,717
Arizona Industrial Development Authority:
4.000%, 07/01/2018	490,000	490,000
3.375%, 07/01/2021	600,000	596,202
4.000%, 07/01/2023(Insured by SD CRED PROG)	100,000	105,605
4.000%, 07/01/2023(Insured by SD CRED PROG)	115,000	120,842
4.000%, 07/01/2024(Insured by SD CRED PROG)	200,000	210,002
4.000%, 07/01/2025(Insured by SD CRED PROG)	100,000	105,427
4.000%, 07/01/2026(Insured by SD CRED PROG)	100,000	105,171
Arizona State University,
5.000%, 07/01/2029(Callable 07/01/2024)	150,000	171,744
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026(Callable 08/27/2021)(3)	444,487	439,665
City of El Mirage AZ,
5.000%, 07/01/2026(Callable 07/01/2020)	400,000	423,588
City of Tucson AZ,
5.000%, 07/01/2032(Callable 07/01/2025)	500,000	573,880
Greater Arizona Development Authority,
5.000%, 08/01/2029(Callable 08/01/2019)	710,000	733,359
Industrial Development Authority of the City of Phoenix:
5.000%, 07/01/2037(Callable 07/01/2028)	250,000	276,948
5.000%, 07/01/2042(Callable 07/01/2028)	500,000	550,820
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	215,000	210,055
Maricopa County Unified School District No. 95,
5.000%, 07/01/2028(Callable 07/01/2025)	700,000	815,059
Town of Marana AZ:
4.000%, 07/01/2036(Callable 07/01/2027)	350,000	368,931
4.000%, 07/01/2037(Callable 07/01/2027)	500,000	526,650
		6,940,665	2.5%
Arkansas
Arkansas Development Finance Authority,
3.000%, 07/01/2018	100,000	100,000
Arkansas Technical University,
4.000%, 06/01/2028(Callable 06/01/2023)	1,025,000	1,084,430
City of Conway AR,
5.000%, 10/01/2035(Callable 04/01/2024)	185,000	207,703
City of Fayetteville AR,
3.050%, 01/01/2047(Callable 01/01/2027)	1,035,000	1,009,436
City of Hot Springs AR,
4.000%, 12/01/2030(Callable 12/01/2023)(Insured by BAM)	540,000	571,482
City of Little Rock AR:
1.150%, 10/01/2018	85,000	84,879
4.000%, 10/01/2031(Callable 10/01/2025)	105,000	110,111
4.000%, 10/01/2033(Callable 10/01/2025)	210,000	218,982
2.000%, 03/01/2038(Callable 03/01/2021)	200,000	199,988
City of Lonoke AR:
5.000%, 06/01/2025	210,000	241,116
4.000%, 06/01/2028(Callable 06/01/2025)	50,000	53,388
City of Magnolia AR,
3.200%, 08/01/2033(Callable 08/01/2024)(Insured by BAM)	1,085,000	1,069,636
City of Marion AR:
3.000%, 09/01/2018	225,000	225,533
2.900%, 09/01/2047(Callable 09/01/2027)	400,000	398,380
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	955,000	928,279
City of Springdale AR Sales & Use Tax Revenue,
3.000%, 04/01/2043(Callable 04/01/2024)(Insured by BAM)	1,475,000	1,452,934
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2027(Callable 09/01/2022)(Insured by BAM)	365,000	390,229
University of Central Arkansas:
4.000%, 11/01/2027(Callable 11/01/2025)(Insured by BAM)	340,000	364,521
4.000%, 11/01/2028(Callable 11/01/2025)(Insured by BAM)	250,000	266,158
4.000%, 11/01/2031(Callable 11/01/2025)(Insured by BAM)	885,000	930,887
		9,908,072	3.6%
California
Abag Finance Authority for Nonprofit Corps.,
5.000%, 09/02/2025(Insured by AGM)	380,000	446,029
Acalanes Union High School District,
0.000%, 08/01/2039(Callable 08/01/2029)	100,000	92,916
Bay Area Toll Authority:
2.610%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024)(2)	450,000	462,951
2.210%, 04/01/2047 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(2)	250,000	250,930
California Health Facilities Financing Authority:
5.000%, 04/01/2020	300,000	313,761
2.548%, 07/01/2022(Insured by NATL)(1)(5)	300,000	291,018
California Public Finance Authority:
5.000%, 10/15/2020	180,000	190,003
5.000%, 10/15/2021	200,000	215,004
California State Public Works Board,
5.000%, 12/01/2019(Insured by AMBAC)	225,000	232,353
California Statewide Communities Development Authority,
5.050%, 04/01/2028(Insured by NATL)(1)(5)	700,000	700,000
Chawanakee Unified School District:
0.000%, 08/01/2026(Insured by BAM)	110,000	114,023
0.000%, 08/01/2027(Callable 08/01/2026)(Insured by BAM)	100,000	102,768
0.000%, 08/01/2028(Callable 08/01/2026)(Insured by BAM)	75,000	76,470
0.000%, 08/01/2029(Callable 08/01/2026)(Insured by BAM)	80,000	81,044
City of Redding CA,
2.912%, 07/01/2022(ETM)(Insured by NATL)(1)(5)	85,000	83,281
College of the Sequoias Tulare Area Improvement District No. 3,
0.000%, 08/01/2041(Callable 08/01/2026)(Insured by AGM)	235,000	249,413
Colton Joint Unified School District,
0.000%, 08/01/2035(Callable 08/01/2026)(Insured by AGM)	250,000	247,827
Corona-Norca Unified School District,
6.800%, 08/01/2039(Callable 08/01/2027)(Insured by AGM)(1)	890,000	1,176,117
Covina-Valley Unified School District,
0.000%, 08/01/2032(Callable 08/01/2019)(Insured by AGM)	180,000	89,734
Denair Unified School District,
0.000%, 08/01/2031(Insured by AGM)	30,000	32,031
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029(Callable 09/01/2027)(Insured by BAM)	300,000	349,830
Dinuba Redevelopment Agency,
5.000%, 09/01/2028(Callable 09/01/2024)(Insured by BAM)	330,000	373,002
East Bay Municipal Utility District,
5.000%, 06/01/2033(Callable 06/01/2024)	475,000	544,645
El Rancho Unified School District,
0.000%, 08/01/2034(Callable 08/01/2028)(Insured by AGM)	245,000	238,167
Enterprise Elementary School District,
0.000%, 08/01/2035(Callable 08/01/2031)	30,000	32,811
Fresno Joint Powers Financing Authority:
5.000%, 04/01/2020	250,000	262,787
5.000%, 04/01/2027(Insured by AGM)	305,000	359,043
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	365,000	402,372
Imperial Community College District,
0.000%, 08/01/2040(Callable 08/01/2030)(Insured by AGM)(1)	140,000	165,880
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027(Callable 09/01/2025)(Insured by BAM)	275,000	316,118
Lake Elsinore School Financing Authority:
5.000%, 09/01/2028(Callable 09/01/2027)(Insured by BAM)	150,000	177,829
5.000%, 09/01/2029(Callable 09/01/2027)(Insured by BAM)	240,000	282,396
5.000%, 09/01/2030(Callable 09/01/2027)(Insured by BAM)	250,000	291,963
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	101,776
5.000%, 11/15/2029	50,000	58,258
Mount Diablo Unified School District,
0.000%, 08/01/2035(Callable 08/01/2025)(Insured by AGM)	530,000	502,747
Mountain View Los Altos Union High School District,
0.000%, 08/01/2030	105,000	112,179
Needles Unified School District,
0.000%, 08/01/2034(Insured by AGM)	25,000	22,455
Northern California Gas Authority,
2.176%, 07/01/2019 (3 Month LIBOR USD + 0.630%)(2)	545,000	544,924
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029(Insured by AGC)	210,000	216,644
Oak Park Unified School District,
0.000%, 08/01/2038(Callable 08/01/2031)(Insured by AGM)	110,000	127,449
Oceanside Unified School District,
0.000%, 08/01/2051(Pre-refunded to 08/01/2022)	1,000,000	146,580
Redondo Beach Unified School District:
0.000%, 08/01/2031	20,000	20,882
6.375%, 08/01/2034(Callable 08/01/2026)	590,000	753,294
Rialto Unified School District,
0.000%, 08/01/2041(Callable 08/01/2036)(Insured by AGM)	290,000	276,242
Richmond Joint Powers Financing Authority,
5.500%, 11/01/2029(Callable 11/01/2025)	300,000	347,286
Rio Hondo Community College District:
0.000%, 08/01/2042(Callable 08/01/2034)	125,000	130,550
0.000%, 08/01/2042(Callable 08/01/2034)	35,000	37,098
Riverside County Public Financing Authority,
5.000%, 10/01/2026(Callable 10/01/2025)(Insured by AGM)	250,000	291,170
San Bernardino City Unified School District,
5.000%, 08/01/2027(Callable 08/01/2023)(Insured by AGM)	450,000	506,988
San Diego Unified School District:
5.000%, 07/01/2030(Callable 07/01/2026)	570,000	679,508
4.000%, 07/01/2032(Callable 07/01/2026)	300,000	327,648
Santa Paula Union High School District,
0.000%, 08/01/2037(Callable 08/01/2027)	80,000	74,251
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031(Callable 08/01/2026)	75,000	77,239
Silicon Valley Clean Water,
5.000%, 02/01/2039(Callable 02/01/2024)	290,000	324,319
Solano County Community College District,
0.000%, 08/01/2041(Callable 08/01/2028)	100,000	89,371
Soledad Unified School District:
5.000%, 08/01/2037(Callable 08/01/2018)(Insured by BAM)	100,000	100,250
5.000%, 08/01/2038(Callable 08/01/2018)(Insured by BAM)	100,000	100,249
5.000%, 08/01/2039(Callable 08/01/2018)(Insured by BAM)	100,000	100,248
5.000%, 08/01/2040(Callable 08/01/2018)(Insured by BAM)	50,000	50,124
5.000%, 08/01/2041(Callable 08/01/2018)(Insured by BAM)	100,000	100,246
State of California,
2.231%, 12/01/2029 (1 Month LIBOR USD + 0.830%)(Callable 07/30/2018)(Mandatory Tender Date 12/03/2018)(2)	135,000	135,335
Summerville Union High School District,
0.000%, 08/01/2033(Callable 08/01/2028)(Insured by BAM)	25,000	21,975
Upland Unified School District,
0.000%, 08/01/2041(Callable 08/01/2025)	670,000	776,001
West Hills Community College District,
0.000%, 08/01/2035(Callable 08/01/2027)(Insured by AGM)	50,000	48,081
Westside Union School District,
0.000%, 08/01/2028	160,000	117,002
Wiseburn School District,
0.000%, 08/01/2036(Callable 08/01/2031)(Insured by AGM)	50,000	43,508
		16,606,393	6.1%
Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032(Callable 03/01/2027)	125,000	145,181
Broadlands Metropolitan District No. 2,
1.500%, 12/01/2018	75,000	74,817
Bromley Park Metropolitan District,
5.000%, 12/01/2023(Insured by BAM)	225,000	252,815
City of Commerce City CO:
5.000%, 12/15/2028(Callable 12/15/2027)(Insured by AGM)	100,000	116,888
5.000%, 12/15/2029(Callable 12/15/2027)(Insured by AGM)	310,000	359,302
5.000%, 12/15/2030(Callable 12/15/2027)(Insured by AGM)	500,000	578,185
City of Fort Lupton CO:
5.000%, 12/01/2027(Insured by AGM)	75,000	89,044
5.000%, 12/01/2028(Callable 12/01/2027)(Insured by AGM)	210,000	247,225
5.000%, 12/01/2029(Callable 12/01/2027)(Insured by AGM)	250,000	292,962
5.000%, 12/01/2030(Callable 12/01/2027)(Insured by AGM)	350,000	409,206
City of Sheridan CO,
5.000%, 12/01/2042(Callable 12/01/2025)	1,130,000	1,264,018
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	426,744
5.000%, 10/01/2025	750,000	851,685
4.000%, 12/15/2025	1,340,000	1,386,029
4.000%, 04/01/2028	270,000	286,556
5.000%, 08/15/2030(Callable 08/15/2024)	500,000	545,560
1.550%, 12/01/2035(Callable 07/02/2018)(Optional Put Date 06/29/2018)(1)	215,000	215,000
Colorado Health Facilities Authority:
5.000%, 12/01/2023	50,000	55,380
5.000%, 06/01/2027	750,000	857,678
Colorado Housing & Finance Authority:
1.850%, 04/01/2020(Mandatory Tender Date 10/01/2019)(1)	1,500,000	1,500,165
4.000%, 05/01/2048(Callable 11/01/2026)(Insured by GNMA)	485,000	509,333
Colorado School of Mines,
5.000%, 12/01/2029(Callable 12/01/2027)(Insured by ST)	125,000	146,481
E-470 Public Highway Authority,
2.458%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(2)	500,000	504,995
El Paso County School District No. 3,
5.000%, 12/01/2030(Callable 12/01/2022)(Insured by ST)	250,000	278,600
Glen Metropolitan District No. 1,
2.500%, 12/01/2025(Insured by BAM)	145,000	142,487
Grand River CO,
0.000%, 12/01/2033	1,390,000	1,623,145
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	275,000	274,656
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	257,257
VDW Metropolitan District No. 2,
1.250%, 12/01/2018(Insured by AGM)	35,000	34,921
Vista Ridge Metropolitan District:
5.000%, 12/01/2025(Insured by BAM)	600,000	677,496
5.000%, 12/01/2026(Insured by BAM)	460,000	523,531
		14,927,342	5.4%
Connecticut
City of Hartford CT:
5.000%, 04/01/2027(Callable 04/01/2023)(Insured by BAM)	535,000	578,276
5.000%, 10/01/2034(Pre-refunded to 10/01/2024)	250,000	288,730
Connecticut Housing Finance Authority,
4.000%, 11/15/2047(Callable 11/15/2026)	235,000	247,077
Connecticut State Health & Educational Facilities Authority,
5.000%, 11/01/2026(Callable 11/01/2022)	135,000	146,275
State of Connecticut:
5.000%, 04/15/2024	175,000	195,121
5.000%, 07/15/2030(Callable 07/15/2023)	225,000	243,144
5.000%, 09/01/2033(Callable 09/01/2026)	300,000	333,267
Town of Hamden CT,
4.000%, 08/15/2019(Insured by BAM)	250,000	255,573
		2,287,463	0.8%
District of Columbia
District of Columbia,
5.250%, 07/15/2045(Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	100,129
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021(Mandatory Tender Date 09/01/2020)(1)	825,000	822,566
3.500%, 06/15/2023	405,000	409,439
Metropolitan Washington Airports Authority:
5.000%, 10/01/2033(Callable 10/01/2025)	250,000	283,372
6.500%, 10/01/2041(Callable 10/01/2026)(Insured by AGC)	305,000	386,008
0.000%, 10/01/2044(Callable 10/01/2028)(Insured by AGM)	680,000	861,247
0.000%, 10/01/2044(Callable 10/01/2028)	340,000	429,257
Washington Metropolitan Area Transit Authority,
5.250%, 07/01/2024(Pre-refunded to 07/01/2019)	50,000	51,829
		3,343,847	1.2%
Florida
City of Orlando FL:
5.000%, 10/01/2027(Pre-refunded to 10/01/2020)	100,000	107,051
5.000%, 11/01/2034(Callable 11/01/2027)(Insured by AGM)	775,000	880,671
City of Tallahassee FL,
5.000%, 10/01/2033(Callable 10/01/2025)	1,240,000	1,419,453
County of Bay FL,
4.000%, 09/01/2018	250,000	250,962
County of Manatee FL,
1.580%, 09/01/2024(Optional Put Date 06/29/2018)(1)	200,000	200,000
County of Miami-Dade FL:
5.000%, 04/01/2027(Callable 04/01/2026)	120,000	140,080
0.000%, 10/01/2034(Callable 10/01/2029)(Insured by AGC)	155,000	196,934
0.000%, 10/01/2039(Callable 10/01/2029)(Insured by AGC)	190,000	241,634
Escambia County Health Facilities Authority,
1.620%, 11/15/2029(Callable 07/02/2018)(Optional Put Date 06/29/2018)(Insured by AGC)(1)	400,000	400,000
Florida Housing Finance Corp.:
4.350%, 01/01/2046(Callable 01/01/2024)	700,000	711,592
4.000%, 07/01/2047(Callable 07/01/2025)(Insured by GNMA)	335,000	349,814
Florida Municipal Power Agency:
4.000%, 10/01/2030(Callable 10/01/2027)(6)	500,000	537,490
5.000%, 10/01/2031(Callable 10/01/2018)(Partially Pre-refunded)(Insured by AGM)	130,000	131,031
Heritage Bay Community Development District,
2.000%, 05/01/2019	225,000	225,274
Highlands County Health Facilities Authority,
1.500%, 11/15/2037(Callable 06/29/2018)(Optional Put Date 07/06/2018)(1)	1,600,000	1,600,000
Hillsborough County Aviation Authority,
5.000%, 10/01/2035(Callable 10/01/2024)	500,000	556,535
Martin County Health Facilities Authority:
3.370%, 11/15/2021	295,000	305,068
5.000%, 11/15/2023	260,000	290,922
Miami Health Facilities Authority:
5.000%, 07/01/2020	140,000	147,496
5.000%, 07/01/2021	250,000	268,222
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2020	350,000	362,705
5.000%, 01/15/2021	365,000	385,236
Monroe County School District,
5.000%, 10/01/2025(Insured by AGM)	200,000	232,074
Orange County School Board,
5.000%, 08/01/2031(Callable 08/01/2025)	660,000	751,265
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025(Pre-refunded to 07/01/2020)(Insured by AGM)	130,000	137,796
Pinellas County Health Facilities Authority,
2.972%, 11/15/2023(Insured by NATL)(1)(5)	275,000	275,000
Pinellas County School Board,
5.000%, 07/01/2033(Callable 07/01/2027)	515,000	593,038
Putnam County Development Authority,
1.580%, 09/01/2024(Optional Put Date 06/29/2018)(1)	1,000,000	1,000,000
Reedy Creek Improvement District,
4.000%, 06/01/2035(Callable 06/01/2027)	1,000,000	1,050,480
Village Community Development District No. 7,
4.000%, 05/01/2021	235,000	246,795
		13,994,618	5.1%
Georgia
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	175,000	206,125
Bartow County Development Authority,
2.700%, 08/01/2043(Mandatory Tender Date 08/23/2018)(1)	520,000	520,874
Burke County Development Authority:
2.350%, 10/01/2032(Mandatory Tender Date 12/11/2020)(1)	100,000	100,448
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)(1)	140,000	139,780
Chatham County Hospital Authority,
5.000%, 01/01/2031(Pre-refunded to 01/01/2022)	150,000	165,222
City of Atlanta GA:
5.000%, 01/01/2025(Callable 01/01/2020)	225,000	234,619
5.500%, 11/01/2027(Insured by AGM)	140,000	166,929
5.000%, 01/01/2028(Callable 01/01/2020)	1,000,000	1,042,140
City of Dahlonega GA,
4.000%, 09/01/2021(Insured by AGM)	150,000	158,010
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029(Callable 02/15/2027)	475,000	541,229
Main Street Natural Gas, Inc.,
4.000%, 04/01/2048(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023)(1)	500,000	534,840
Monroe County Development Authority,
2.050%, 07/01/2049(Mandatory Tender Date 11/19/2021)(1)	750,000	739,365
Morgan County Hospital Authority,
2.750%, 09/01/2019(Callable 03/01/2019)	750,000	752,978
		5,302,559	1.9%
Illinois
Bourbonnais Township Park District:
4.000%, 12/15/2023(Insured by BAM)	100,000	102,961
4.000%, 12/15/2024(Insured by BAM)	125,000	128,143
4.000%, 12/15/2025(Insured by BAM)	130,000	132,687
4.000%, 12/15/2026(Callable 12/15/2025)(Insured by BAM)	135,000	136,998
Bureau County Township High School District No. 502,
6.625%, 10/01/2043(Pre-refunded to 12/01/2023)(Insured by BAM)	290,000	355,952
Chicago Board of Education:
4.250%, 12/01/2018(ETM)	230,000	232,560
5.000%, 12/01/2023(Insured by AGM)	1,000,000	1,097,090
City of Berwyn IL,
4.000%, 12/01/2020	100,000	103,037
City of Chicago IL:
4.000%, 01/01/2019	210,000	212,232
4.250%, 01/01/2019(ETM)	175,000	177,336
5.000%, 01/01/2021(Callable 01/01/2020)(Partially Pre-refunded)	100,000	102,695
5.000%, 01/01/2023(Callable 01/01/2020)(Partially Pre-refunded)	125,000	127,890
5.000%, 01/01/2023	170,000	187,049
5.000%, 01/01/2024	250,000	266,793
5.000%, 01/01/2025(Callable 01/01/2024)(Insured by AGM)	110,000	123,616
5.000%, 01/01/2026(Callable 01/01/2024)	250,000	264,495
0.000%, 01/01/2027(Insured by NATL)	300,000	221,931
5.625%, 01/01/2031(Callable 01/01/2027)	250,000	278,823
City of Chicago IL Waterworks Revenue:
5.000%, 11/01/2028(Callable 11/01/2027)(Insured by AGM)	625,000	716,162
5.000%, 11/01/2033(Callable 11/01/2027)(Insured by AGM)	375,000	422,280
City of Country Club Hills IL,
4.000%, 12/01/2019(Insured by BAM)	195,000	200,095
City of Kankakee IL,
4.500%, 05/01/2031(Callable 05/01/2025)(Insured by AGM)	135,000	143,552
City of Rockford IL,
3.000%, 12/15/2022(Insured by AGM)	150,000	153,330
Coles Cumberland Moultrie Etc Counties Community Unit School District No. 2,
4.000%, 12/01/2018(Insured by BAM)	250,000	252,280
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025(Callable 12/01/2024)(Insured by BAM)	160,000	166,232
4.000%, 12/01/2026(Callable 12/01/2024)(Insured by BAM)	130,000	134,153
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	172,522
Cook County School District No. 104,
0.000%, 12/01/2022(ETM)	500,000	453,600
Cook County School District No. 163:
6.000%, 12/15/2025(Insured by BAM)	430,000	511,119
6.000%, 12/15/2027(Insured by BAM)	1,150,000	1,396,135
Cook County School District No. 83,
5.625%, 06/01/2033	475,000	548,307
County of Washington IL,
4.000%, 12/15/2029(Callable 12/15/2026)(Insured by AGM)	275,000	289,091
Decatur Park District,
4.000%, 03/01/2019(Callable 07/30/2018)	525,000	525,887
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030(Callable 07/01/2020)	300,000	162,975
DuPage County High School District No. 87,
5.000%, 01/01/2029(Callable 01/01/2025)	300,000	335,919
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027(Callable 12/01/2026)(Insured by AGM)	550,000	633,869
Illinois Finance Authority:
5.000%, 02/15/2021	100,000	107,795
5.000%, 10/01/2021	170,000	182,390
5.000%, 10/01/2023	205,000	224,750
4.375%, 12/01/2028(Callable 12/01/2023)	300,000	305,991
5.000%, 01/01/2029(Callable 01/01/2027)	430,000	476,044
5.250%, 02/15/2030(Pre-refunded to 02/15/2020)	245,000	258,686
5.000%, 08/01/2030(Callable 08/01/2024)	300,000	335,931
6.250%, 10/01/2033(Callable 10/01/2020)	150,000	160,260
4.000%, 05/15/2034(Callable 05/15/2026)	180,000	183,281
2.738%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(2)	300,000	301,671
5.375%, 08/15/2039(Pre-refunded to 08/15/2018)	65,000	65,304
6.625%, 11/01/2039(Pre-refunded to 05/01/2019)	50,000	52,060
5.100%, 12/01/2043(Callable 12/01/2023)	1,600,000	1,661,504
Illinois Housing Development Authority:
3.100%, 02/01/2035(Callable 02/01/2026)	1,200,000	1,129,872
2.450%, 06/01/2043(Callable 01/01/2023)(Insured by GNMA)	744,630	703,475
Illinois State University,
5.000%, 04/01/2023(Callable 04/01/2021)(Insured by BAM)	440,000	463,118
Knox & Warren Counties Community Unit School District No. 205,
6.125%, 01/01/2036(Callable 01/01/2021)	100,000	107,932
Lake County Community Consolidated School District No. 34,
3.000%, 01/01/2019	100,000	100,677
Macoupin, Sangaman & Montgomery Government Bonds,
0.000%, 12/01/2032(6)	685,000	710,605
Madison County Community Unit School District No. 7,
4.000%, 12/01/2018(Insured by BAM)	685,000	690,822
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2019(Insured by NATL)	375,000	364,744
0.000%, 06/15/2020(Insured by NATL)	140,000	131,799
5.500%, 12/15/2023(Insured by NATL)	150,000	165,103
5.700%, 06/15/2025(Pre-refunded to 06/15/2022)(Insured by NATL)	15,000	17,212
5.700%, 06/15/2025(Callable 06/15/2022)(Insured by NATL)	50,000	55,318
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031(Callable 12/01/2021)	1,000,000	1,075,800
5.000%, 12/01/2034(Callable 12/01/2026)	1,500,000	1,673,085
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021(Insured by BAM)	100,000	107,713
Ogle & Winnebago Counties Community Unit School District:
5.000%, 12/01/2023(Insured by BAM)	415,000	464,298
5.000%, 12/01/2024(Insured by BAM)	100,000	112,514
Peoria City School District No. 150,
5.000%, 01/01/2026(Insured by BAM)	330,000	370,940
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	80,000	84,588
Schaumburg Park District,
3.000%, 12/01/2018	425,000	427,720
Shelby Christian Macon Counties Community School District,
4.000%, 12/01/2027(Callable 12/01/2023)(Insured by AGM)	155,000	161,662
Southwestern Illinois Development Authority,
5.100%, 02/01/2029(Callable 02/01/2019)(Partially Pre-refunded)(Insured by AGC)	100,000	101,829
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	200,000	182,086
St. Clair County School District No. 118,
0.000%, 12/01/2018(Insured by AGC)	350,000	347,245
State of Illinois:
0.000%, 08/01/2019	150,000	145,263
0.000%, 08/01/2019	110,000	106,526
5.000%, 12/01/2019	500,000	516,580
5.000%, 01/01/2022(Callable 01/01/2020)	220,000	225,280
6.000%, 06/15/2024(Insured by NATL)	100,000	116,294
5.000%, 08/01/2024(Callable 08/01/2022)	665,000	694,353
5.000%, 05/01/2027(Callable 05/01/2024)	150,000	157,007
5.000%, 06/15/2027(Callable 06/15/2021)	1,500,000	1,607,760
5.250%, 07/01/2028(Callable 07/01/2023)	175,000	183,845
5.500%, 07/01/2033(Callable 07/01/2023)	410,000	432,279
Town of Cicero IL:
5.000%, 01/01/2019(Insured by AGM)	400,000	405,756
5.000%, 01/01/2019(Insured by BAM)	205,000	207,950
University of Illinois,
5.000%, 10/01/2021	700,000	755,776
Village of Cary IL,
1.500%, 03/01/2019(Insured by BAM)	128,000	127,453
Village of Crestwood IL:
2.000%, 12/15/2018(Insured by BAM)	525,000	525,441
4.000%, 12/15/2021(Insured by BAM)	250,000	264,100
4.500%, 12/15/2026(Callable 12/15/2022)(Insured by BAM)	200,000	214,910
Village of Franklin Park IL,
5.000%, 04/01/2023(Insured by BAM)	460,000	505,080
Village of River Grove IL:
4.000%, 12/15/2027(Callable 12/15/2026)(Insured by BAM)	135,000	139,002
4.000%, 12/15/2028(Callable 12/15/2026)(Insured by BAM)	205,000	210,174
Will County Community High School District No. 210:
4.000%, 01/01/2022(Callable 01/01/2019)	85,000	85,041
0.000%, 01/01/2023(Insured by AGM)	140,000	119,574
0.000%, 01/01/2026(Insured by AGM)	195,000	145,882
0.000%, 01/01/2027	660,000	430,643
0.000%, 01/01/2027(Insured by AGM)	115,000	82,079
0.000%, 01/01/2028	465,000	285,877
0.000%, 01/01/2028(Insured by AGM)	100,000	68,086
0.000%, 01/01/2029	40,000	22,967
0.000%, 01/01/2033	175,000	78,642
3.375%, 01/01/2033(Callable 01/01/2023)	20,000	15,724
Will County Community Unit School District No. 201,
0.000%, 11/01/2019(Insured by NATL)	905,000	878,393
Will County IL School District No. 365,
0.000%, 11/01/2021(Insured by AGM)	500,000	456,260
Will County Township High School District No. 204:
5.000%, 01/01/2025	125,000	141,783
6.250%, 01/01/2031(Callable 01/01/2021)	300,000	330,411
Will Grundy Counties Community College District No. 525,
6.250%, 06/01/2024(Callable 07/30/2018)(Partially Pre-refunded)	140,000	140,281
		36,358,092	13.2%
Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033(Callable 08/01/2022)	250,000	261,088
City of Jeffersonville IN:
5.000%, 01/01/2029(Callable 01/01/2028)(Insured by BAM)	770,000	893,654
5.000%, 01/01/2030(Callable 01/01/2028)(Insured by BAM)	325,000	376,032
City of Lawrence IN,
5.000%, 01/01/2027(Insured by BAM)	385,000	445,799
City of Whiting IN,
1.850%, 06/01/2044(Mandatory Tender Date 10/01/2019)(1)	300,000	299,154
Columbus Multi-High School Building Corp.,
5.000%, 01/15/2029(Insured by ST)	1,200,000	1,434,528
East Allen Multi School Building Corp.,
5.000%, 07/15/2026(Callable 01/15/2023)(Insured by ST)	165,000	183,772
Franklin Township Community School Corp.,
5.000%, 01/15/2035(Callable 01/15/2023)(Insured by ST)	775,000	854,748
Hammond Sanitary District:
5.000%, 01/15/2022(Insured by BAM)	285,000	312,594
5.000%, 07/15/2026(Insured by BAM)	585,000	671,112
5.000%, 01/15/2028(Callable 07/15/2027)(Insured by BAM)	295,000	340,371
Indiana Bond Bank:
2.170%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%)(2)	100,000	99,080
2.543%, 10/15/2022 (3 Month LIBOR USD + 0.970%)(2)	510,000	510,041
Indiana Finance Authority,
5.500%, 08/15/2045(Callable 08/15/2020)	165,000	171,669
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)(1)	500,000	495,030
IPS Multi-School Building Corp.,
5.000%, 07/15/2026(Callable 01/15/2025)(Insured by ST)	925,000	1,056,396
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029(Insured by ST)	1,000,000	1,173,550
Munster School Building Corp.,
4.000%, 07/15/2024(Insured by ST)	170,000	183,802
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029(Callable 07/15/2026)(Insured by ST)(6)	210,000	242,957
		10,005,377	3.6%
Iowa
City of Coralville IA:
4.000%, 06/01/2019	100,000	102,161
4.000%, 05/01/2022	100,000	103,368
4.000%, 05/01/2037(Callable 05/01/2025)	500,000	499,980
4.250%, 05/01/2037(Callable 05/01/2022)	450,000	458,415
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018(Callable 07/30/2018)	1,000,000	1,000,100
		2,164,024	0.8%
Kansas
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	338,775
4.000%, 12/01/2021	360,000	371,581
5.000%, 12/01/2022	140,000	150,644
City of Wichita KS,
3.000%, 09/01/2023(Callable 09/01/2022)	1,325,000	1,319,395
Kansas Development Finance Authority,
5.000%, 12/01/2019(Insured by BAM)	250,000	260,230
State of Kansas Department of Transportation,
1.728%, 09/01/2019 (1 Month LIBOR USD + 0.400%)(2)	115,000	115,243
		2,555,868	0.9%
Kentucky
Kentucky Public Energy Authority,
4.000%, 04/01/2048(Callable 01/02/2024)(Mandatory Tender Date 04/01/2024)(1)	500,000	532,985
Louisville & Jefferson County Metropolitan Government,
5.000%, 10/01/2019	325,000	337,568
		870,553	0.3%
Louisiana
City of Shreveport LA,
5.000%, 08/01/2023(Insured by BAM)	350,000	394,681
Louisiana Public Facilities Authority,
5.000%, 10/01/2023	1,000,000	1,108,120
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035(Callable 03/01/2027)	100,000	105,002
4.000%, 03/01/2036(Callable 03/01/2027)	115,000	120,487
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034(Insured by AGM)	715,000	388,624
		2,116,914	0.8%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045(Callable 05/15/2025)	255,000	262,295
4.000%, 11/15/2045(Callable 11/15/2025)	570,000	594,778
3.500%, 11/15/2046(Callable 11/15/2025)	65,000	66,795
		923,868	0.3%
Massachusetts
Eaton Vance Municipal Bond Fund II,
2.560%, 07/01/2019 (SIFMA Municipal Swap Index + 1.050%)(Callable 07/30/2018)(2)(3)	150,000	150,109
Massachusetts Housing Finance Agency,
4.000%, 12/01/2028(Callable 06/01/2023)	1,000,000	1,052,340
Town of Ashburnham MA,
4.250%, 07/01/2021(Callable 07/30/2018)(Insured by AGC)	700,000	701,106
University of Massachusetts Building Authority,
5.000%, 11/01/2039(Callable 11/01/2024)	310,000	349,860
		2,253,415	0.8%
Michigan
Adrian City School District,
5.000%, 05/01/2029(Callable 05/01/2027)(Insured by Q-SBLF)	125,000	144,994
City of Detroit MI:
4.250%, 07/01/2018(Insured by BHAC)	100,000	100,000
5.000%, 07/01/2039(Callable 07/01/2022)(Insured by AGM)	155,000	164,249
5.250%, 07/01/2041(Callable 07/01/2021)	50,000	53,778
City of Wyandotte MI,
5.000%, 10/01/2023(Insured by BAM)	25,000	27,780
Detroit Michigan School District,
5.000%, 05/01/2033(Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,084,210
Flushing Community Schools,
4.000%, 05/01/2029(Callable 05/01/2028)(Insured by Q-SBLF)	220,000	242,141
Lake Orion Community School District,
5.000%, 05/01/2025(Insured by Q-SBLF)	1,635,000	1,885,613
Michigan Finance Authority:
5.000%, 07/01/2034(Callable 07/01/2025)	250,000	276,352
1.100%, 11/15/2046(Mandatory Tender Date 08/15/2019)(1)	565,000	560,271
Roseville Community Schools,
5.000%, 05/01/2026(Insured by Q-SBLF)	400,000	466,352
Trenton Public Schools School District:
5.000%, 05/01/2029(Callable 05/01/2028)(Insured by Q-SBLF)	135,000	159,467
5.000%, 05/01/2030(Callable 05/01/2028)(Insured by Q-SBLF)	300,000	353,247
Warren Consolidated Schools:
5.000%, 05/01/2019(Insured by BAM)	130,000	133,531
5.000%, 05/01/2025(Insured by BAM)	300,000	343,959
Western Michigan University,
5.000%, 11/15/2029(Callable 05/15/2025)	250,000	283,298
Ypsilanti School District,
4.000%, 05/01/2020(Insured by Q-SBLF)	50,000	51,904
		6,331,146	2.3%
Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	232,158
5.000%, 05/01/2031(Callable 05/01/2027)	200,000	227,486
City of Plato MN,
4.000%, 04/01/2021	280,000	291,746
County of Kanabec MN,
2.750%, 12/01/2019(Callable 12/01/2018)	600,000	600,426
Minneapolis & St Paul MN Housing Revenue Bonds,
0.000%, 08/15/2034(1)	900,000	900,000
Minnesota Housing Finance Agency:
4.375%, 07/01/2026(Callable 07/01/2021)(Insured by GNMA)	145,000	148,870
3.300%, 07/01/2029(Callable 07/01/2025)	715,000	721,235
4.000%, 01/01/2047(Callable 01/01/2026)(Insured by GNMA)	970,000	1,011,002
Plymouth Intermediate District No. 287:
4.000%, 02/01/2026	600,000	654,840
4.000%, 02/01/2027	200,000	218,504
4.000%, 02/01/2028(Callable 02/01/2027)	350,000	380,709
4.000%, 02/01/2037(Callable 02/01/2027)	250,000	263,357
		5,650,333	2.1%
Mississippi
City of Jackson MS,
4.000%, 09/01/2018(Insured by BAM)	250,000	250,865
Mississippi Development Bank,
4.375%, 03/01/2023(Callable 07/01/2019)(Insured by AGC)	150,000	153,117
Southwest Mississippi Regional Medical Center,
2.100%, 06/01/2019(Callable 12/01/2018)	350,000	349,769
State of Mississippi,
5.000%, 10/15/2034(Callable 10/15/2025)	1,000,000	1,127,840
		1,881,591	0.7%
Missouri
County of Boone MO,
4.000%, 08/01/2019	250,000	254,522
Industrial Development Authority of the City of St. Louis MO,
4.750%, 11/15/2047(Callable 11/15/2026)	500,000	514,940
Missouri Housing Development Commission:
3.700%, 11/01/2035(Callable 05/01/2025)(Insured by GNMA)	180,000	182,272
3.950%, 11/01/2040(Callable 05/01/2025)(Insured by GNMA)	1,025,000	1,051,250
4.000%, 05/01/2042(Callable 11/01/2026)(Insured by GNMA)	1,175,000	1,238,697
Move Rolla Transportation Development District,
3.750%, 06/01/2029(Callable 06/01/2026)	435,000	439,150
St. Louis Municipal Finance Corp.,
3.000%, 06/01/2020(Insured by AGM)	130,000	132,769
St. Louis Regional Convention & Sports Complex Authority,
5.250%, 08/15/2019(Insured by AMBAC)	70,000	72,332
State of Missouri Environmental Improvement & Energy Resources Authority,
1.855%, 12/01/2022(Insured by NATL)(1)(5)	500,000	491,735
State of Missouri Health & Educational Facilities Authority:
4.000%, 08/01/2018	100,000	100,176
4.000%, 08/01/2019	150,000	153,408
0.000%, 03/01/2040(1)	400,000	400,000
		5,031,251	1.8%
Montana
City of Billings MT:
5.000%, 07/01/2028(Callable 07/01/2027)	300,000	354,249
5.000%, 07/01/2029(Callable 07/01/2027)	550,000	646,580
Flathead County School District No. 44,
4.000%, 07/01/2038(Callable 07/01/2028)	305,000	322,516
Montana Board of Housing:
3.600%, 12/01/2030(Callable 06/01/2022)	445,000	452,961
3.750%, 12/01/2038(Callable 12/01/2027)(Insured by FHA)	500,000	504,335
Yellowstone County School District No. 8,
5.000%, 07/01/2027	220,000	258,058
		2,538,699	0.9%
Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027(Callable 09/01/2022)	40,000	43,762
5.000%, 09/01/2042(Callable 09/01/2022)	450,000	492,318
County of Buffalo NE:
4.000%, 12/15/2029(Callable 09/13/2021)	200,000	211,486
4.000%, 12/15/2031(Callable 09/13/2021)	300,000	316,656
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	150,000	153,975
Gering School District:
5.000%, 12/01/2031(Callable 05/30/2022)	25,000	27,430
5.000%, 12/01/2033(Callable 05/30/2022)	430,000	470,115
5.000%, 12/01/2034(Callable 05/30/2022)	300,000	327,402
Nebraska Investment Finance Authority:
3.500%, 09/01/2036(Callable 03/01/2025)	395,000	397,322
3.500%, 09/01/2046(Callable 03/01/2025)	185,000	190,197
Papio-Missouri River Natural Resource District:
4.000%, 12/15/2027(Callable 06/15/2022)	150,000	158,353
4.000%, 12/15/2028(Callable 06/15/2022)	210,000	221,290
Village of Boys Town NE,
3.000%, 09/01/2028	500,000	503,045
		3,513,351	1.3%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	185,000	185,065
Las Vegas Convention & Visitors Authority,
5.000%, 07/01/2026	1,000,000	1,156,610
Nevada Housing Division:
1.200%, 02/01/2019(Callable 07/20/2018)(Mandatory Tender Date 08/01/2018)(1)	140,000	139,955
4.400%, 04/01/2029(Callable 10/01/2021)(Insured by GNMA)	720,000	741,924
5.375%, 10/01/2039(Callable 04/01/2019)(Insured by GNMA)	195,000	197,691
State of Nevada,
5.000%, 06/01/2033(Callable 12/01/2023)	300,000	333,876
Washoe County School District,
5.000%, 05/01/2030(Callable 05/01/2027)	525,000	609,415
		3,364,536	1.2%
New Jersey
City of Atlantic City NJ:
4.000%, 03/01/2019(Insured by AGM)	200,000	202,716
5.000%, 03/01/2020(Insured by AGM)	200,000	209,414
5.000%, 03/01/2021(Insured by BAM)	100,000	106,448
City of Trenton NJ,
4.000%, 07/15/2023(Insured by AGM)	400,000	424,896
City of Union City NJ,
5.000%, 11/01/2023(Insured by ST)	375,000	415,361
Landis Sewage Authority,
4.500%, 09/19/2019(Insured by NATL)(1)(5)	100,000	100,000
New Jersey Economic Development Authority:
5.000%, 07/15/2019	130,000	133,388
5.000%, 07/15/2020	100,000	104,641
5.000%, 06/15/2023(Insured by BAM)	295,000	324,801
5.000%, 03/01/2024(Callable 03/01/2023)	150,000	161,937
3.125%, 07/01/2029(Callable 07/01/2027)	200,000	196,070
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025(Insured by AGM)	200,000	228,046
4.500%, 11/15/2025(Callable 11/15/2020)	150,000	159,411
4.000%, 07/01/2026(Callable 07/01/2022)	1,000,000	1,057,470
5.000%, 07/01/2026(Callable 07/01/2025)(Insured by AGM)	225,000	257,013
New Jersey Housing & Mortgage Finance Agency:
1.350%, 02/01/2020(Mandatory Tender Date 02/01/2019)(1)	710,000	708,331
4.500%, 10/01/2048(Callable 10/01/2027)	1,500,000	1,606,755
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2019	345,000	360,487
5.000%, 06/15/2021(Callable 07/25/2018)	350,000	350,784
0.000%, 12/15/2024(Insured by BHAC)	555,000	462,698
New Jersey Turnpike Authority:
5.000%, 01/01/2026(Callable 01/01/2023)	500,000	555,525
5.000%, 01/01/2029(Callable 01/01/2028)	50,000	59,024
2.138%, 01/01/2030 (1 Month LIBOR USD + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 01/01/2023)(2)	650,000	656,351
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	500,000	568,805
		9,410,372	3.4%
New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	635,000	655,599
New Mexico Mortgage Finance Authority,
3.500%, 09/01/2036(Callable 03/01/2025)	975,000	974,971
New Mexico Municipal Energy Acquisition Authority,
2.078%, 11/01/2039 (1 Month LIBOR USD + 0.750%)(Callable 02/01/2019)(Mandatory Tender Date 08/01/2019)(2)	315,000	315,296
		1,945,866	0.7%
New York
Brooklyn Arena Local Development Corp.,
4.000%, 07/15/2029(Callable 01/15/2027)(Insured by AGM)	610,000	647,118
City of New York,
1.540%, 08/01/2021(Optional Put Date 06/29/2018)(Insured by AGM)(1)	900,000	900,000
City of New York NY,
5.250%, 07/01/2029(Callable 07/01/2023)	250,000	278,117
County of Nassau NY:
5.000%, 07/01/2022(Callable 07/01/2018)(Insured by AGM)	95,000	95,000
5.000%, 07/01/2022(Callable 07/01/2018)(Insured by AGM)	5,000	5,000
Long Island Power Authority,
2.038%, 05/01/2033 (1 Month LIBOR USD + 0.650%)(Callable 07/30/2018)(Mandatory Tender Date 11/01/2018)(2)	200,000	200,036
Metropolitan Transportation Authority,
5.000%, 11/15/2038(Callable 11/15/2023)	500,000	552,080
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046(Callable 11/15/2019)	1,250,000	1,293,575
New York City Municipal Water Revenue,
0.000%, 06/15/2033(1)	595,000	595,000
New York City Transitional Finance Authority,
1.670%, 11/01/2022(Optional Put Date 06/29/2018)(1)	1,200,000	1,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.650%, 08/01/2022(Optional Put Date 06/29/2018)(1)	500,000	500,000
5.000%, 08/01/2034(Callable 08/01/2026)	650,000	744,634
New York State Dormitory Authority:
4.000%, 12/01/2018	400,000	402,904
5.000%, 07/01/2023(Insured by ST)	150,000	170,600
New York State Energy Research & Development Authority,
2.728%, 05/01/2032(Optional Put Date 07/26/2018)(1)(5)	100,000	99,998
Niskayuna Central School District,
1.630%, 03/15/2019(Insured by ST)	165,000	164,152
Port Authority of New York & New Jersey,
5.000%, 09/01/2031(Callable 09/01/2024)	270,000	308,645
State of New York Mortgage Agency,
3.500%, 10/01/2043(Callable 04/01/2023)	375,000	384,791
Triborough Bridge & Tunnel Authority,
1.923%, 01/01/2031 (1 Month LIBOR USD + 0.580%)(Callable 11/01/2018)(Mandatory Tender Date 12/01/2018)(2)	235,000	235,207
		8,776,857	3.2%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022(Insured by AGC)	150,000	163,011
North Carolina Housing Finance Agency,
4.000%, 07/01/2047(Callable 01/01/2027)	640,000	673,133
Wilmington Housing Authority,
1.500%, 10/01/2020(Mandatory Tender Date 10/01/2019)(1)	1,000,000	995,460
		1,831,604	0.7%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041(Callable 07/30/2018)	1,170,000	1,140,902
County of Ward ND,
4.000%, 04/01/2026(Callable 04/01/2023)(Insured by AGM)	1,030,000	1,076,124
Jamestown Park District,
2.900%, 07/01/2035(Callable 07/16/2018)	1,535,000	1,506,111
North Dakota Housing Finance Agency,
3.500%, 07/01/2046(Callable 01/01/2026)	440,000	453,904
		4,177,041	1.5%
Ohio
American Municipal Power, Inc.,
5.250%, 02/15/2027(Pre-refunded to 02/15/2022)	285,000	316,207
City of Bowling Green OH,
4.500%, 06/01/2019(ETM)	80,000	82,067
City of Cleveland OH:
5.000%, 10/01/2023	430,000	487,035
5.000%, 01/01/2025(Insured by AGM)	100,000	113,617
Clermont County Port Authority,
5.000%, 12/01/2023(Insured by BAM)	310,000	350,833
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036(Callable 11/15/2021)	500,000	502,655
4.000%, 11/15/2038(Callable 05/15/2022)	345,000	345,721
County of Licking OH:
4.000%, 12/01/2026(Callable 12/01/2021)	105,000	110,610
4.000%, 12/01/2027(Callable 12/01/2021)	60,000	63,045
4.000%, 12/01/2028(Callable 12/01/2021)	250,000	262,100
County of Lorain OH:
2.000%, 11/07/2018	750,000	750,787
2.500%, 04/11/2019	150,000	150,941
4.000%, 12/01/2028(Callable 12/01/2023)	180,000	191,704
5.000%, 12/01/2031(Callable 12/01/2023)	480,000	538,560
Lancaster Port Authority,
1.948%, 08/01/2019 (1 Month LIBOR USD + 0.620%)(Callable 02/01/2019)(2)	200,000	200,120
New Riegel Local School District,
4.000%, 12/01/2033(Callable 12/01/2020)(Insured by BAM)	215,000	221,835
Ohio Housing Finance Agency:
3.200%, 09/01/2036(Callable 09/01/2025)(Insured by GNMA)	945,000	927,064
4.000%, 03/01/2047(Callable 09/01/2025)(Insured by GNMA)	390,000	407,721
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034(Callable 02/15/2031)	650,000	633,237
0.000%, 02/15/2036(Callable 02/15/2031)	335,000	326,156
State of Ohio,
5.000%, 11/15/2028(Callable 05/15/2023)	225,000	252,043
		7,234,058	2.6%
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028(Callable 10/01/2026)(6)	350,000	349,111
Oklahoma Housing Finance Agency,
3.300%, 03/01/2031(Callable 03/01/2022)(Insured by GNMA)	560,000	564,911
Oklahoma Water Resources Board,
5.000%, 10/01/2028(Callable 10/01/2024)	180,000	208,681
		1,122,703	0.4%
Oregon
Clackamas Community College District,
0.000%, 06/15/2040(Callable 06/15/2027)	300,000	310,896
Oregon State Facilities Authority,
2.510%, 10/01/2022 (SIFMA Municipal Swap Index + 1.000%)(Callable 07/30/2018)(Mandatory Tender Date 09/15/2018)(2)	250,000	250,150
Salem Hospital Facility Authority,
5.000%, 05/15/2035(Callable 05/15/2026)	500,000	559,920
Umatilla County School District,
0.000%, 06/15/2030	100,000	88,370
Umatilla County School District No. 6R:
0.000%, 06/15/2028(Callable 06/15/2027)(Insured by SCH BD GTY)	100,000	89,123
0.000%, 06/15/2035(Callable 06/15/2027)(Insured by SCH BD GTY)	415,000	360,569
Washington & Multnomah Counties School District No. 48J:
5.000%, 06/15/2035(Callable 06/15/2027)(Insured by SCH BD GTY)	505,000	587,199
5.000%, 06/15/2036(Callable 06/15/2027)(Insured by SCH BD GTY)	1,150,000	1,334,241
		3,580,468	1.3%
Pennsylvania
Bethlehem Parking Authority,
2.000%, 10/01/2018(Insured by BAM)	250,000	250,300
City of Philadelphia PA,
5.000%, 08/01/2020	270,000	286,856
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	821,190
4.000%, 06/01/2039(Callable 06/01/2028)(Insured by AGM)	1,500,000	1,527,030
Delaware County Authority,
3.000%, 06/01/2019	200,000	201,054
Greater Latrobe School Authority,
2.250%, 04/15/2019(Callable 07/30/2018)(Insured by AGM)	670,000	670,703
Indiana County Industrial Development Authority,
1.450%, 09/01/2020(Callable 03/01/2020)	1,000,000	982,250
Northampton County General Purpose Authority,
2.910%, 08/15/2043 (SIFMA Municipal Swap Index + 1.400%)(Callable 02/15/2020)(Mandatory Tender Date 08/15/2020)(2)	225,000	227,740
Penn Hills School District,
5.000%, 11/15/2018(Insured by BAM)	410,000	414,428
Pennsylvania Higher Educational Facilities Authority,
5.250%, 07/01/2019	510,000	517,900
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046(Callable 10/01/2025)	475,000	487,967
Pennsylvania Turnpike Commission:
5.000%, 06/01/2019	25,000	25,754
5.000%, 06/01/2020	50,000	52,982
5.000%, 12/01/2023(Pre-refunded to 12/01/2019)	200,000	208,874
0.000%, 12/01/2028	305,000	336,189
6.000%, 12/01/2030(Callable 12/01/2027)(Insured by AGM)	50,000	62,265
6.000%, 12/01/2030(Callable 12/01/2027)(Insured by BAM)	205,000	254,333
0.000%, 12/01/2038(Callable 12/01/2028)	290,000	316,196
6.375%, 12/01/2038(Callable 12/01/2027)(1)	490,000	606,997
Reading School District,
5.000%, 02/01/2023(Insured by AGM)	230,000	255,353
School District of Philadelphia:
5.000%, 09/01/2018(Insured by ST)	300,000	301,635
5.000%, 09/01/2023(Insured by ST)	55,000	61,139
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
5.000%, 12/15/2028(Callable 12/15/2027)(Insured by BAM)	500,000	576,410
Upper Moreland Township School District,
5.000%, 10/01/2030(Callable 04/01/2025)(Insured by ST)	250,000	285,063
Washington County Industrial Development Authority,
5.000%, 11/01/2019	285,000	295,950
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020(Insured by BAM)	125,000	130,426
Westmoreland County Municipal Authority,
5.000%, 08/15/2028(Callable 08/15/2027)(Insured by BAM)	1,540,000	1,794,716
		11,951,700	4.4%
Puerto Rico
Commonwealth of Puerto Rico:
4.750%, 07/01/2018(Insured by AGC)	60,000	60,000
5.500%, 07/01/2018(Insured by NATL)	200,000	200,000
		260,000	0.1%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021(Insured by AGM)	60,000	62,578
Rhode Island Health & Educational Building Corp.,
5.000%, 05/15/2024(Insured by BAM)	200,000	227,004
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046(Callable 04/01/2025)	150,000	153,737
		443,319	0.2%
South Carolina
City of Greenville SC,
5.000%, 02/01/2025(Callable 02/01/2022)	325,000	358,615
County of Florence SC,
5.000%, 11/01/2033(Callable 11/01/2024)	250,000	279,682
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023(Insured by BAM)	500,000	564,505
South Carolina Educational Facilities Authority,
1.570%, 10/01/2039(Optional Put Date 06/29/2018)(1)	360,000	360,000
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023(Insured by BAM)	200,000	222,902
University of South Carolina,
5.000%, 05/01/2023	140,000	157,447
		1,943,151	0.7%
South Dakota
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2028(Pre-refunded to 09/01/2020)	330,000	352,206
South Dakota Housing Development Authority,
3.375%, 05/01/2033(Callable 05/01/2022)	350,000	353,059
		705,265	0.3%
Tennessee
Knox County Health Educational & Housing Facility Board:
1.150%, 08/01/2018	625,000	624,863
5.000%, 04/01/2022	200,000	217,012
5.000%, 01/01/2026(Callable 01/01/2023)	145,000	160,384
Nashville & Davidson County Metropolitan Government,
1.550%, 11/15/2030(Mandatory Tender Date 11/03/2020)(1)	255,000	253,029
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	50,000	57,141
4.000%, 05/01/2048(Callable 02/01/2023)(Mandatory Tender Date 05/01/2023)(1)	350,000	372,743
Tennessee Housing Development Agency:
3.600%, 01/01/2031(Callable 01/01/2023)	275,000	278,107
4.000%, 01/01/2042(Callable 07/01/2026)	285,000	299,857
4.000%, 07/01/2043(Callable 01/01/2023)	55,000	55,615
4.000%, 07/01/2045(Callable 01/01/2025)	200,000	208,494
		2,527,245	0.9%
Texas
Allen Independent School District,
5.000%, 02/15/2023(PSF Guaranteed)	350,000	394,264
Arlington Higher Education Finance Corp.,
4.000%, 08/15/2028(Callable 08/15/2026)(PSF Guaranteed)	250,000	271,072
Bexar County Health Facilities Development Corp.:
5.000%, 07/15/2021	145,000	154,954
5.000%, 07/15/2021	250,000	267,163
5.000%, 07/15/2022	200,000	216,590
Brazoria-Fort Bend County Municipal Utility,
2.000%, 09/01/2019(Insured by MAC)	180,000	179,915
Burleson Independent School District,
2.500%, 02/01/2047(Mandatory Tender Date 08/01/2022)(PSF Guaranteed)(1)(6)	675,000	679,171
Central Texas Turnpike System,
5.000%, 08/15/2042(Mandatory Tender Date 04/01/2020)(1)	500,000	525,045
City of Amarillo Waterworks & Sewer System Revenue,
5.000%, 04/01/2027(6)	175,000	207,055
City of Bryan TX,
5.000%, 07/01/2030(Callable 07/01/2027)(Insured by AGM)	525,000	610,381
City of Dallas TX,
5.000%, 02/15/2021	550,000	593,455
City of Houston TX,
2.770%, 09/01/2033(Insured by AMBAC)(1)(5)	800,000	742,256
City of Round Rock TX:
4.000%, 12/01/2022	280,000	299,247
4.000%, 12/01/2024	205,000	220,338
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2018	180,000	180,711
Crane County Water District,
5.000%, 02/15/2023	250,000	279,632
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027(PSF Guaranteed)	200,000	215,396
4.000%, 02/15/2028(Callable 02/15/2027)(PSF Guaranteed)	200,000	214,924
4.000%, 02/15/2030(Callable 02/15/2027)(PSF Guaranteed)	200,000	212,270
4.000%, 02/15/2031(Callable 02/15/2027)(PSF Guaranteed)	200,000	211,806
5.000%, 02/15/2047(Callable 02/15/2022)(PSF Guaranteed)	500,000	541,155
Dickinson Independent School District,
1.350%, 08/01/2037(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	750,000	746,805
Ferris Independent School District,
5.000%, 08/15/2029(Callable 08/15/2026)(PSF Guaranteed)	560,000	650,642
Fort Bend Independent School District,
1.350%, 08/01/2042(Mandatory Tender Date 08/01/2020)(PSF Guaranteed)(1)	1,000,000	986,430
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034(Callable 10/01/2028)	40,000	37,218
0.000%, 10/01/2048(Callable 10/01/2028)	250,000	232,015
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026(Callable 12/01/2024)	100,000	113,329
5.000%, 12/01/2035(Callable 12/01/2022)	185,000	203,145
Harris County Municipal Utility District No. 390,
2.000%, 04/01/2019(Insured by BAM)	375,000	375,604
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022(Insured by AGM)	175,000	178,117
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028(Callable 09/01/2023)(Insured by BAM)	250,000	259,075
Harris County-Houston Sports Authority,
5.000%, 11/15/2026(Callable 11/15/2024)(Insured by AGM)	135,000	153,724
Lake Travis Independent School District,
2.625%, 02/15/2048(Mandatory Tender Date 02/15/2022)(PSF Guaranteed)(1)	225,000	228,539
Lamar Consolidated Independent School District,
1.050%, 08/15/2047(Mandatory Tender Date 08/15/2018)(PSF Guaranteed)(1)	600,000	599,610
Laredo Community College District:
5.000%, 08/01/2028(Callable 08/01/2027)(Insured by BAM)	250,000	289,685
5.000%, 08/01/2030(Callable 08/01/2027)(Insured by BAM)	500,000	575,080
Leander Independent School District,
0.000%, 08/15/2047(Pre-refunded to 08/15/2024)(PSF Guaranteed)	950,000	232,969
Mansfield Independent School District:
2.500%, 08/01/2042(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	500,000	506,525
5.000%, 02/15/2047(Callable 02/15/2020)(PSF Guaranteed)	1,400,000	1,465,086
Mesquite Independent School District,
5.000%, 08/15/2029(Callable 08/15/2025)(PSF Guaranteed)	500,000	575,390
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023(Insured by BAM)	200,000	214,820
4.000%, 04/01/2024(Insured by BAM)	200,000	213,852
New Caney Independent School District,
3.000%, 02/15/2050(Mandatory Tender Date 08/15/2021)(PSF Guaranteed)(1)(6)	575,000	588,599
New Hope Cultural Education Facilities Finance Corp.:
3.000%, 07/01/2019	125,000	126,065
4.000%, 04/01/2020	175,000	180,570
4.000%, 07/01/2022	120,000	126,522
3.625%, 08/15/2022(Callable 08/15/2021)	230,000	227,953
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	114,027
5.000%, 01/01/2033(Callable 01/01/2026)	675,000	766,463
0.000%, 09/01/2037(Pre-refunded to 09/01/2031)	2,000,000	860,800
5.500%, 09/01/2041(Pre-refunded to 09/01/2021)	240,000	265,601
0.000%, 09/01/2043(Pre-refunded to 09/01/2031)	350,000	382,763
Northside Independent School District,
2.125%, 08/01/2040(Callable 08/01/2018)(Mandatory Tender Date 08/01/2020)(PSF Guaranteed)(1)	500,000	500,070
Rio Vista Independent School District,
4.000%, 08/15/2028(Callable 08/15/2025)(Insured by BAM)	125,000	131,805
Rosebud-Lott Independent School District:
5.500%, 02/15/2030(Callable 02/15/2025)(PSF Guaranteed)	100,000	118,657
5.500%, 02/15/2031(Callable 02/15/2025)(PSF Guaranteed)	100,000	118,791
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	115,000	128,531
San Angelo Independent School District,
5.000%, 02/15/2029(Callable 02/15/2024)(PSF Guaranteed)	1,250,000	1,415,575
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	555,000	576,218
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018(Insured by BAM)	75,000	75,078
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	145,000	147,158
5.250%, 12/15/2019	40,000	41,837
6.250%, 12/15/2026	335,000	389,943
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026(Callable 12/15/2022)	190,000	207,788
5.000%, 12/15/2028(Callable 12/15/2022)	575,000	625,312
Texas Municipal Power Agency,
5.000%, 09/01/2047(Callable 09/01/2020)	500,000	527,420
Town of Providence Village TX,
4.000%, 03/01/2025(Insured by BAM)	105,000	114,002
Viridian Municipal Management District,
6.000%, 12/01/2035(Callable 12/01/2024)(Insured by BAM)	90,000	108,020
Washington County Junior College District,
5.000%, 10/01/2028(Callable 04/01/2026)(Insured by BAM)	500,000	572,345
		25,492,373	9.3%
Utah
Salt Lake City Corp.,
5.000%, 07/01/2030(Callable 07/01/2027)	155,000	181,948
Timpanogos Special Service District:
4.000%, 06/01/2026(Callable 06/01/2024)	450,000	483,282
4.000%, 06/01/2029(Callable 06/01/2024)	40,000	42,530
Utah Charter School Finance Authority:
4.000%, 04/15/2019(Insured by UT CSCE)	205,000	208,423
5.000%, 04/15/2027(Callable 04/15/2026)(Insured by UT CSCE)	365,000	415,323
5.000%, 04/15/2028(Callable 04/15/2026)(Insured by UT CSCE)	720,000	816,055
5.000%, 04/15/2037(Callable 04/15/2026)(Insured by UT CSCE)	520,000	576,077
Utah Housing Corp.:
2.000%, 07/01/2021(Mandatory Tender Date 01/01/2021)(Insured by GNMA)(1)	400,000	398,452
4.000%, 01/01/2045(Callable 01/01/2026)(Insured by FHA)	410,000	428,958
Utah Transit Authority,
5.000%, 12/15/2029(Callable 06/15/2028)	75,000	87,820
		3,638,868	1.3%
Vermont
Vermont Economic Development Authority,
2.000%, 07/01/2020(Callable 07/01/2019)	650,000	637,007
Vermont Housing Finance Agency,
3.650%, 11/01/2032(Callable 11/01/2024)	120,000	121,622
Vermont Public Power Supply Authority,
4.000%, 07/01/2020	335,000	347,502
		1,106,131	0.4%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	400,000	417,544	0.2%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025(Callable 11/01/2022)(Insured by ST)	450,000	469,746	0.2%

Washington
Central Puget Sound Regional Transit Authority,
2.210%, 11/01/2045 (SIFMA Municipal Swap Index + 0.700%) (Callable 07/16/2018)(Mandatory Tender Date 11/01/2018)(2)	250,000	250,000
City of Tacoma WA:
5.000%, 12/01/2026(Callable 06/01/2026)	360,000	420,851
5.000%, 12/01/2027(Callable 06/01/2026)	400,000	465,752
Energy Northwest,
5.000%, 07/01/2030(Callable 07/01/2028)	750,000	896,587
Grays Harbor County Public Hospital District No. 1,
3.000%, 08/01/2019(Callable 12/01/2018)	1,000,000	999,670
Lewis County School District No. 302,
5.000%, 12/01/2031(Callable 06/01/2025)(Insured by SCH BD GTY)	235,000	270,621
State of Washington:
5.000%, 08/01/2029(Callable 08/01/2026)	2,000,000	2,333,380
5.000%, 02/01/2038(Callable 02/01/2024)	645,000	719,556
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037(Callable 07/01/2025)	100,000	113,140
Washington State Housing Finance Commission:
3.700%, 12/01/2033(Callable 06/01/2024)	85,000	85,137
3.700%, 12/01/2034(Callable 06/01/2025)	165,000	166,099
		6,720,793	2.5%
West Virginia
Morgantown Building Commission:
2.300%, 10/01/2018	245,000	245,059
2.400%, 10/01/2019(Callable 10/01/2018)	255,000	255,066
		500,125	0.2%
Wisconsin
Public Finance Authority:
4.000%, 12/01/2020	650,000	657,585
3.000%, 11/15/2022(Callable 11/15/2018)	750,000	751,635
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023(ETM)(Insured by NATL)	25,000	22,035
State of Wisconsin,
5.000%, 05/01/2029(Pre-refunded to 05/01/2024)	350,000	402,490
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038(Callable 04/01/2023)	690,000	755,688
Village of Sussex WI Water System Revenue,
3.000%, 06/01/2023(Callable 06/01/2022)	590,000	602,024
West Allis West Milwaukee School District,
3.000%, 04/01/2019	130,000	129,978
Wisconsin Center District:
5.250%, 12/15/2023(Insured by AGM)	195,000	216,167
0.000%, 12/15/2027(Insured by NATL)	20,000	14,927
5.250%, 12/15/2027(Insured by AGM)	85,000	97,684
5.000%, 12/15/2028(Callable 06/15/2026)	85,000	97,332
5.000%, 12/15/2030(Callable 12/15/2022)	395,000	422,741
Wisconsin Health & Educational Facilities Authority:
4.000%, 09/15/2019	165,000	168,081
2.650%, 11/01/2020(Callable 11/01/2019)	1,000,000	997,960
5.000%, 07/01/2023	165,000	181,406
5.000%, 07/01/2024	250,000	277,680
4.000%, 09/15/2025(Callable 09/15/2023)	200,000	205,380
5.000%, 07/01/2026(Callable 07/01/2024)	50,000	54,902
4.000%, 09/15/2026(Callable 09/15/2023)	500,000	511,530
4.000%, 07/15/2028(Callable 07/15/2021)	170,000	175,192
5.000%, 08/15/2028(Callable 08/15/2023)	1,000,000	1,109,200
5.000%, 12/15/2030(Callable 12/15/2024)	360,000	398,596
5.125%, 04/15/2031(Callable 04/15/2023)	370,000	401,339
5.000%, 02/15/2032(Callable 02/15/2022)	50,000	53,454
5.000%, 04/01/2032(Callable 10/01/2022)	290,000	315,595
5.250%, 10/15/2039(Callable 10/15/2021)	460,000	494,500
Wisconsin Housing & Economic Development Authority:
4.550%, 07/01/2037(Callable 07/01/2022)	165,000	170,163
4.700%, 07/01/2047(Callable 07/01/2022)	90,000	96,193
4.000%, 03/01/2048(Callable 03/01/2027)(Insured by FNMA)	495,000	520,938
		10,302,395	3.8%
Total Municipal Bonds (Cost $272,881,599)		272,774,795	99.4%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 1.81%(4)	2,785,950	2,785,950
Total Short-Term Investments (Cost $2,785,950)		2,785,950	1.0%
Total Investments (Cost $275,667,549)		275,560,745	100.4%
Liabilities in Excess of Other Assets		(1,026,192)	(0.4)%
TOTAL NET ASSETS		$274,534,553	100.0%
Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2018.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(3)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2018, the value of these securities total $589,774, which represents 0.21% of total net assets.

(4)	7-Day Yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction.  The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2018 (Unaudited)
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$272,774,795	$–	$272,774,795
Total Long-Term Investments	–	272,774,795	–	272,774,795
Short-Term Investment
Money Market Mutual Fund	2,785,950	–	–	2,785,950
Total Short-Term Investment	2,785,950	–	–	2,785,950
Total Investments	$2,785,950	$272,774,795	$–	$275,560,745

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  Transfers between levels are recognized at the end of the reporting period.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.  See the Fund's valuation policy in Note 2a to the financial statements.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.
(a)	(1) Code of ethics

Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2018.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(4)	Changes in the Registrant’s independent public accountant.

There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant)  BAIRD FUNDS, INC.

 By (Signature and Title)      /s/Mary Ellen Stanek
 Mary Ellen Stanek, President

Date    September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date    September 7, 2018

By (Signature and Title)      /s/Heidi Schneider
Heidi Schneider, Treasurer

Date    September 7, 2018